John V. Murphy
--------------
President &                                     OppenheimerFunds Logo
Chief Executive Officer                         498 Seventh Avenue, 10th Floor
                                                  New York, NY 10018
                                                 800.225.5677
                                                 www.oppenheimerfunds.com

                                                August 4, 2003

Dear Oppenheimer Trinity Value Fund Shareholder,

One of the things we are proud of at OppenheimerFunds,  Inc. is our commitment to our Fund  shareholders.  I am  writing to you today to let you know about a positive change that has been proposed for Oppenheimer Trinity Value Fund.

After  careful  consideration,  the Board of Trustees has  determined  that it would be in the best interest of  shareholders  of  Oppenheimer  Trinity Value
Fund  ("Trinity  Value Fund") to  reorganize  into another  Oppenheimer  fund,
Oppenheimer  Value  Fund  ("Value  Fund").  A  shareholder  meeting  has  been scheduled in October,  and all Trinity Value Fund shareholders of record as of
June 18th are  being  asked to vote  either  in  person  or by  proxy,  on the proposed  reorganization.  You will  find a notice  of the  meeting,  a ballot card, a proxy statement detailing the proposal,  a Value Fund prospectus and a postage-paid return envelope enclosed for your use.

Why does the Board of Trustees recommend this change?
-----------------------------------------------------

The proposal  would  reorganize  the Trinity  Value Fund into the larger Value
Fund which has a comparable  investment objective and lower expenses.  Trinity
Value Fund and Value Fund have similar  investment  objectives.  Trinity Value
Fund's  investment  objective  is to seek  long-term  Value of capital.  Value
Fund's  investment  objective is to seek a high total return. In seeking their investment  objectives,  Trinity  Value Fund and Value Fund  utilize a similar investing  strategy.  Trinity  Value Fund  invests in common  stocks  that are included in the S&P 500. Value Fund currently  invests mainly in common stocks of U.S. companies of different  capitalization  ranges,  presently focusing on large-capitalization  issuers.  Both  funds are  managed  with a  quantitative investment  process.  Both Funds  invest in a similar  universe of  companies, although Value has a larger potential investment universe.

Among other factors,  the Trinity Value Fund Board considered that the expense ratio of Value  Fund has been lower than the  expense  ratio of Trinity  Value
Fund.   Although  past  performance  is  not  predictive  of  future  results, shareholders  of  Trinity  Value  Fund  would  have an  opportunity  to become shareholders of a fund with a better long-term performance history.

How do you vote?

No matter  how large or small  your  investment,  your vote is  important,  so please review the proxy statement  carefully.  To cast your vote, simply mark, sign and date the  enclosed  proxy  ballot and  return it in the  postage-paid envelope today.  Remember,  it can be costly for the Fund--and  ultimately for you as a  shareholder--to  remail ballots if not enough responses are received to conduct the meeting.

If you have any  questions  about the  proposal,  please  feel free to contact
your  financial  advisor  or  call  us  at   1.800.225.5677.   As  always,  we
appreciate  your  confidence in  OppenheimerFunds  and look forward to serving you for many years to come.

                                          Sincerely,

                                          John V. Murphy

Enclosures

      OPPENHEIMER TRINITY VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.780.7780

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                       TO BE HELD ON SEPTEMBER 12, 2003

    To the Shareholders of Oppenheimer Trinity Value Fund:

    Notice is hereby given that a Special  Meeting of the  Shareholders  of
    Oppenheimer  Trinity Value Fund  ("Trinity  Value Fund"),  a registered investment  management company,  will be held at 6803 South Tucson Way,
    Centennial,  CO 80112 at 1:00 P.M.,  Mountain  time,  on September  12,
    2003, or any adjournments  thereof (the  "Meeting"),  for the following purposes:

    1.  To  approve  an  Agreement  and  Plan  of  Reorganization   between
    Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") and Oppenheimer
    Value Fund ("Value Fund"), and the transactions  contemplated  thereby, including (a) the transfer of  substantially  all the assets of Trinity
    Value  Fund to Value  Fund in  exchange  for Class A, Class B, Class C,
    Class N and  Class Y shares  of Value  Fund,  (b) the  distribution  of these  shares  of Value  Fund to the  corresponding  Class A,  Class B,
    Class C,  Class N and Class Y  shareholders  of  Trinity  Value Fund in complete  liquidation  of Trinity  Value Fund and (c) the  cancellation of the  outstanding  shares of Trinity Value Fund (all of the foregoing being referred to as the "Proposal").

    2. To act upon such  other  matters  as may  properly  come  before the
    Meeting.

    Shareholders  of record at the  close of  business  on July 9, 2003 are entitled  to notice of, and to vote at, the  Meeting.  The  Proposal is more fully  discussed in the  Prospectus  and Proxy  Statement.  Please read it carefully  before  telling us, through your proxy or in person, how you  wish  your  shares  to be  voted.  The  Board of  Trustees  of
    Trinity  Value  Fund  recommends  a vote in favor of the  Proposal.  WE
    URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

    By Order of the Board of Trustees,
    Robert G. Zack, Secretary

    July 22, 2003

    [381]

    Shareholders  who do not expect to attend the  Meeting  are  requested  to indicate  voting  instructions on the enclosed proxy and to date, sign and
    return   it  in  the   accompanying   postage-paid   envelope.   To  avoid
    unnecessary  duplicate  mailings,  we ask  your  cooperation  in  promptly mailing your proxy no matter how large or small your holdings may be.

    As with all mutual funds,  the Securities and Exchange  Commission has not approved or  disapproved  these  securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation  to the contrary is a criminal offense.

Proxy Card

                        Oppenheimer Trinity Value Fund

    Proxy For a Special Shareholders Meeting of shareholders To Be Held on
                              September 12, 2003

The undersigned,  revoking prior proxies, hereby appoints Brian Wixted, Philip
Vottiero,   Kate   Ives  and   Philip   Masterson,   and  each  of  them,   as
attorneys-in-fact  and  proxies  of  the  undersigned,   with  full  power  of
substitution,  to vote  shares  held in the  name  of the  undersigned  on the record date at the Special  Meeting of  Shareholders  of  Oppenheimer  Trinity
Value  Fund (the  "Fund")  to be held at 6803 South  Tucson  Way,  Centennial,
Colorado,  80112, on September 12, 2003, at 1:00 P.M. Mountain time, or at any adjournment  thereof,  upon the  proposals  described in the Notice of Meeting and accompanying Proxy Statement, which have been received by the undersigned.

This proxy is solicited  on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.  When properly executed, this proxy will be voted as indicated on the reverse  side or "FOR" a proposal if no choice is  indicated.
The proxy will be voted in  accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:  1-800-597-7836
                              CONTROL NUMBER:  999  9999  9999  999

                              Note:  Please  sign this  proxy  exactly as your
                              name or names  appear  hereon.  Each joint owner
                              should  sign.  Trustees  and  other  fiduciaries
                              should  indicate  the  capacity  in  which  they
                              sign.  If a  corporation,  partnership  or other
                              entity,  this signature should be that of a duly
                              authorized  individual  who should  state his or
                              her title.

                              Signature

                              Signature of joint owner, if any

                              Date

PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND RETURN PROMPTLY
                           IN THE ENCLOSED ENVELOPE

The Proposal:

To approve an Agreement and Plan of Reorganization  between  Oppenheimer Value
Fund ("Value  Fund"),  and  Oppenheimer  Trinity  Value Fund  ("Trinity  Value
Fund") and the transactions contemplated thereby,  including: (a) the transfer of  substantially  all the  assets  of  Trinity  Value  Fund to Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
Fund, (b) the  distribution of such shares of Value Fund to the  corresponding
Class A, Class B, Class C, Class N and Class Y  shareholders  of Trinity Value
Fund in complete  liquidation of Trinity Value Fund, and (c) the  cancellation of the outstanding shares of Trinity Value Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

  Telephone Voting Instructions

1.800.597.7836

Vote your OppenheimerFunds proxy over the phone
Voting your proxy is important.  And now
OppenheimerFunds has made it easy.  Vote at your
convenience, 24 hours a day, and save postage
costs, ultimately reducing fund expenses.  Read
your Proxy Card carefully.  To exercise your
proxy, just follow these simple steps:

1.    Call the toll free number: 1.800.597.7836.

2.    Enter the 14-digit Control Number, located on your Proxy Card.

3.    Follow the voice instructions.

If vote by phone, please do not mail your Proxy Card.

OPPENHEIMER VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT

                             DATED JULY 22, 2003

         Acquisition of the Assets of OPPENHEIMER TRINITY VALUE FUND
           498 Seventh Avenue, 10th Floor, New York, New York 10018
                                1.800.708.7780

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                            OPPENHEIMER VALUE FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of Oppenheimer  Trinity Value Fund ("Trinity  Value Fund") to be
voted at a Special  Meeting of  Shareholders  (the  "Meeting")  to approve the
Agreement and Plan of Reorganization (the "Reorganization  Agreement") and the
transactions  contemplated  thereby  (the  "Reorganization")  between  Trinity
Value Fund and Oppenheimer  Value Fund ("Value Fund"), a series of Oppenheimer
Series Fund,  Inc. This combined  Prospectus and Proxy  Statement  constitutes the  Prospectus  of Value Fund and the Proxy  Statement of Trinity  Value Fund
filed on Form N-14 with the Securities  and Exchange  Commission  ("SEC").  If
shareholders   vote  to  approve   the   Reorganization   Agreement   and  the
Reorganization,  the net assets of Trinity  Value Fund will be acquired by and in  exchange  for  shares  of  Value  Fund.  The  Meeting  will be held at the offices of  OppenheimerFunds,  Inc. at 6803 South Tucson Way,  Centennial,  CO
80112  on  September  12,  2003 at 1:00  P.M.  Mountain  time.  The  Board  of
Trustees  of  Trinity  Value  Fund is  soliciting  these  proxies on behalf of
Trinity Value Fund.  This Prospectus and Proxy Statement will first be sent to shareholders on or about August 4, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of Value  Fund equal in value to the value as of the  Valuation  Date (the  business  day  preceding  the  closing  date of the
Reorganization,  as  such  term  is  defined  in the  Agreement  and  Plan  of
Reorganization  attached  hereto  as  Exhibit  A) of your  Class A  shares  of
Trinity  Value Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value Fund;  Class
C shares of Value  Fund equal in value to the value as of the  Valuation  Date of your Class C shares of  Trinity  Value  Fund;  Class N shares of Value Fund equal in value to the value as of the  Valuation  Date of your  Class N shares of Trinity Value Fund;  and Class Y shares of Value Fund equal in value to the value as of the  Valuation  Date of your Class Y shares of Trinity Value Fund.
Trinity  Value  Fund  will  then be  liquidated  and  de-registered  under the
Investment Company Act of 1940 (the "Investment Company Act").

      Value  Fund's  investment  objective  is to  seek  long-term  growth  of capital  by  investing  primarily  in common  stocks  with low  price-earnings ratios and better-than-anticipated  earnings. Realization of current income is a  secondary  consideration.  The Fund may invest  mainly in common  stocks of different  capitalization  ranges.  The Fund also can buy  other  investments, including preferred stocks, right,  warrants,  convertible debt securities and securities  of U.S. and foreign  companies,  although  there are limits on the
Fund's investments in foreign securities.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C, Class N and Class Y shares of Value Fund that you should  know before investing.  You  should  retain  it  for  future  reference.  A  Statement  of
Additional  Information  relating  to the  Reorganization  described  in  this
Prospectus and Proxy  Statement,  dated July 22, 2003 (the "Proxy Statement of
Additional  Information")  has been filed  with the  Securities  and  Exchange
Commission  ("SEC") as part of the  Registration  Statement  on Form N-14 (the
"Registration  Statement")  and is incorporated  herein by reference.  You may receive a copy by writing OppenheimerFunds  Services (the "Transfer Agent") at
P.O.  Box 5270,  Denver,  Colorado  80217,  by calling  toll-free  as detailed above.  That  Statement  of  Additional  Information  includes  the  following documents:  (i) Annual  Report and  Semi-Annual  Report as of October 31, 2002
and April 30,  2003,  respectively,  of Value  Fund;  (ii)  Annual  Report and
Semi-Annual  Report,  as of July 31, 2002 and January 31, 2003,  respectively, of Trinity  Value  Fund;  (iii) the  Prospectus  of  Trinity  Value Fund dated
September  24,  2002,  as  supplemented  May 14, 2003;  (iv) the  Statement of
Additional  Information  of Trinity  Value Fund dated  September  24, 2002, as revised  October 15, 2002,  and as  supplemented  March 31, 2003;  and (v) the
Statement of Additional  Information of Value Fund dated December 23, 2002, as revised January 15, 2003, and as supplemented July 17, 2003.

      The  Prospectus of Value Fund dated December 23, 2002 is enclosed and is considered a part of this  Prospectus  and Proxy  Statement and is intended to provide you with information about Value Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or disapproved  these  securities or passed upon the adequacy of this
Prospectus  and Proxy  Statement.  Any  representation  to the  contrary  is a criminal offense.

This Prospectus and Proxy Statement is dated July 22, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                        Page
                                                                        ----
Synopsis
      What am I being asked to vote on?.........................................................   6
      What  are  the  general   tax   consequences   of  the   Reorganization?
.........................   7
Comparisons of Some Important Features
      How do the  investment  objectives  and  policies of the Funds  compare?
................  7
      Who manages the Funds?..................................................................... 8
      What are the fees and expenses of each Fund and those expected after the
         Reorganization?.............................................................................    8
      Where  can  I  find  more   financial   information   about  the  Funds?
..........................   13
      What  are  the   capitalizations   of  the  Funds  and  what  would  the
      capitalizatons be after the Reorganization?....................................................................................

            Purchases,  Redemptions,  Exchanges and other Shareholder Services
...........  21
            Dividends and Distributions..........................................................  21
      What are the Principal Risks of an Investment in Value Fund?...........   21
Reasons for the Reorganization
Information about the Reorganization

      What  should I know about Class A, Class B, Class C, Class N and Class Y
      shares of Value Fund?..................................................................   25
Comparison of Investment Objectives and Policies
      Are there any significant  differences between the investment objectives and strategies of
         the Funds?.....................................................................................   27
      What are the main  risks  associated  with an  investment  in the Funds?
......................   27
      How do the investment policies of the Funds compare?.................................. .    27
      What  are  the  fundamental   investment   restrictions  of  the  Funds?
.........................   29
      How do the  Account  Features  and  Shareholder  Services  for the Funds

Voting Information
      How many votes are  necessary  to approve the  Reorganization  Agreement?
............      33
      How do I ensure my vote is accurately recorded?.........................................       34
      Can I revoke my proxy?.....................................................................      34
      What  other  matters  will be  voted  upon at the  Meeting?.................................
34

Information about Value Fund
Information about Trinity Value Fund
Principal Shareholders
Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Trinity Value Fund and Oppenheimer Value Fund

Enclosure:
Prospectus of Oppenheimer Value Fund, dated December 23, 2002.

Separately Available:
Annual Report of Oppenheimer Value Fund, dated October 31, 2002 and
Semi-Annual Report, dated April 30, 2003 (both reports are available without charge upon request by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in particular,  the current  Prospectus of Value Fund which  accompanies  this
Prospectus and Proxy Statement and is incorporated herein by reference.

      If  shareholders of Trinity Value Fund approve the  Reorganization,  the net  assets of  Trinity  Value  Fund will be  transferred  to Value  Fund,  in exchange  for an equal  value of shares  of Value  Fund.  The  shares of Value
Fund will then be distributed to Trinity Value Fund  shareholders  and Trinity
Value Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a shareholder of Value Fund.  This  exchange will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization.

      Shareholders  of Trinity  Value Fund holding  certificates  representing their  shares  will  not  be  required  to  surrender  their  certificates  in connection with the  reorganization.  However,  former shareholders of Trinity
Value Fund whose shares are  represented  by  outstanding  share  certificates will not be allowed to redeem,  transfer or pledge  class shares of Value Fund they receive in the  Reorganization  until the  exchanged  Trinity  Value Fund certificates have been returned to the Transfer Agent.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed  to the Board of  Trustees a  reorganization  of your  Fund,  Trinity
Value Fund,  with and into Value Fund so that  shareholders  of Trinity  Value
Fund may become  shareholders  of a  substantially  larger fund advised by the same investment advisor with generally  historically  comparable  performance, and investment  objectives,  policies, and strategies very similar to those of their  current  Fund.  The Board also  considered  the fact that the surviving fund has the  potential  for lower overall  operating  expenses.  In addition, the Board  considered  that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The
Board  also   considered   that  the   Reorganization   would  be  a  tax-free
reorganization,  and there would be no sales charge  imposed in effecting  the
Reorganization.  In  addition,  due to the  relatively  moderate  costs of the reorganization,  the Boards of both Funds  concluded  that  neither Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of  Trinity  Value  Fund with and into  Value Fund is recommended  by the  Manager  based on the fact  that  both  Funds  have  very similar investment policies, practices and objectives.

      At a meeting  held on April 17,  2003,  the Board of Trustees of Trinity
Value Fund  approved a  reorganization  transaction  that will, if approved by shareholders,  result in the transfer of the net assets of Trinity  Value Fund to Value  Fund,  in exchange  for an equal value of shares of Value Fund.  The shares  of  Value  Fund  will  then  be  distributed  to  Trinity  Value  Fund shareholders  and Trinity  Value Fund will be  liquidated.  As a result of the
Reorganization,  you will cease to be a shareholder  of Trinity Value Fund and will become a  shareholder  of Value  Fund.  This  exchange  will occur on the
Closing  Date  as  such  term  is  defined  in  the   Agreement  and  Plan  of
Reorganization attached hereto as Exhibit A of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
Value Fund equal in value to the value as of the Valuation  Date of your Class
A shares of Trinity  Value  Fund;  Class B shares of Value Fund equal in value to the value as of the Valuation  Date of your Class B shares of Trinity Value
Fund;  Class C shares  of  Value  Fund  equal in value to the  value as of the
Valuation  Date of your Class C shares of Trinity  Value Fund;  Class N shares of Value  Fund  equal in value to the value as of the  Valuation  Date of your
Class N shares of Trinity  Value Fund;  and Class Y shares of Value Fund equal in value as of the  Valuation  Date of your  Class Y shares of  Trinity  Value
Fund.  The  shares you  receive  will be issued at net asset  value  without a sales charge or the payment of a  contingent  deferred  sales charge  ("CDSC")
although  if your  shares of Trinity  Value Fund are  subject to a CDSC,  your
Value Fund shares will  continue to be subject to the same CDSC  applicable to your Trinity Value Fund shares.  The period during which you held your Trinity
Value  shares  will  carryover  to your Value  Fund  shares  for  purposes  of determining applicable holding periods, including the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,   the  Board  of  Trinity   Value  Fund  has   determined   that  the
Reorganization  is in the best interests of the  shareholders of Trinity Value
Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of Trinity  Value Fund who are U.S.
citizens will not recognize any gain or loss for federal  income tax purposes, as a result of the  exchange  of their  shares for shares of Value  Fund.  You should,  however,  consult your tax advisor  regarding the effect,  if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  about the  Reorganization--What  are the tax  consequences of the
Reorganization?"

                    COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

      Trinity Value Fund and Value Fund have the same investment  objective--to seek  long-term  growth of capital by investing in companies the Fund believes are undervalued.  In seeking their investment  objectives,  Trinity Value Fund and Value  Fund  utilize a similar  investing  strategy.  Trinity  Value  Fund invests in common stocks that are included in the S&P  500/Barra  Value Index, a subset  of  stocks  included  in the S&P 500  Index.  Value  Fund  currently invests primarily in common stocks of U.S.  companies with low  price-earnings ratios and  better-than-anticipated  earnings.  Trinity  Value Fund is managed with a  quantitative  investment  process;  Oppenheimer  Value Fund is managed with a fundamental "bottom up" investment style.

      Please refer to the Annual and  Semi-Annual  Reports of both Funds for a complete listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is the  responsibility  of  the  Manager.  Trinity  Value  Fund  is  an  open-end
diversified   investment  management  company  organized  as  a  Massachusetts business  trust on May 6, 1999. It commenced  operations on September 1, 1999.
Trinity  Value Fund is governed by a Board of Trustees,  which is  responsible
for  protecting  the  interests  of  shareholders  under   Massachusetts  law.
Trinity  Value Fund is  located  at 498  Seventh  Avenue,  New York,  New York
10018.

      Value  Fund  is  one of  two  investment  portfolios,  or  "series,"  of
Oppenheimer  Series Fund,  Inc. That  corporation  is an open-end,  management investment  company  organized  as a  Maryland  corporation  in 1981,  and was called  Connecticut  Mutual  Investment  Accounts,  Inc. until March 18, 1996, when the  Manager  became  the  Fund's  investment  advisor.  Value  Fund is a diversified  mutual  fund.  On March 18,  1996 the Fund  changed its name from
Connecticut  Mutual Growth Account to Oppenheimer  Disciplined  Value Fund and
effective  March 1, 2001  subsequently  changed its name to Oppenheimer  Value
Fund. It commenced  operations  on September 16, 1985.  Value Fund is governed by a Board of Directors,  which is responsible for protecting the interests of shareholders  under  Maryland  law.  Value  Fund  is  located  at 498  Seventh
Avenue, New York, New York 10018.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor  to both  Funds.  The  members  of the  portfolio management  team for Trinity  Value  Fund,  Blake Gall and Daniel  Burke,  are
employees   of  Trinity   Investment   Management   Corporation,   the  Fund's
Sub-Advisor.  They have been the  portfolio  managers  for the Fund  since the
Fund's commencement of operations on September 1, 1999.

      The portfolio manager for Value Fund is Christopher  Leavy. Mr. Leavy is
Senior Vice President  since  September  2000 of the Manager;  an officer of 6 portfolios in the  OppenheimerFunds  complex;  prior to joining the Manager in
September  2000,  he was a  portfolio  manager of Morgan  Stanley  Dean Witter
Investment Management from 1997 to September 2000.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

What are the Fees and Expenses of each Fund and those expected after the
Reorganization?

      Trinity  Value  Fund and  Value  Fund  each pay a  variety  of  expenses directly for management of their assets,  administration  and  distribution of their  shares and other  services.  Those  expenses are  subtracted  from each
Fund's   assets  to   calculate   the  fund's  net  asset  values  per  share.
Shareholders  pay these expenses  indirectly.  Shareholders pay other expenses directly, such as sales charges.

The following  tables are provided to help you understand and compare the fees and expenses of  investing  in shares of Trinity  Value Fund with the fees and expenses of investing in shares of Value Fund.  The pro forma  expenses of the surviving  Value Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

                                  FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class A   Surviving Value
                       Class A shares      Shares               Fund Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on
  purchases  (as a            5.75%               5.75%                5.75%
   % of offering
  price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)
  (as a % of the
  lower of the
  original offering           None1               None1                None1
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.22%               0.24%                0.24%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             0.90%               0.34%                0.34%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.87%               1.21%                1.21%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class B   Surviving Value
                       Class B shares      Shares               Fund Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
------------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          5%2                 5%2                  5%2
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Other Expenses4             1.12%               0.45%                0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.87%               2.08%                2.08%
------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       Trinity Value Fund  Value Fund Class C  Surviving Value
                       Class C Shares      Shares              Fund
                                                               Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a  %
  of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%3                 1%3                 1%3
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.97%               0.42%               0.42%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.72%               2.05%               2.05%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class N   Surviving Value
                       Class N shares      Shares               Fund Class N
                                                                shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                 None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)          1%5                 1%5                 1%5
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%               0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees        0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.94%               0.48%               0.48%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          2.19%               1.61%               1.61%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       Trinity Value Fund  Value Fund Class Y   Surviving Value
                       Class Y Shares      Shares               Fund Class Y Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Sales
  Charge (Load) on            None                None                None
  purchases  (as a
  %  of offering
  price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Maximum Deferred
  Sales Charge (Load)         None                None                None
  (as a % of the
  lower of the
  original offering
  price or redemption
  proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average daily net assets)

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Management Fees             0.75%              0.625%              0.625%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Distribution and/or
  Service (12b-1) Fees         N/A                 N/A                 N/A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Other Expenses4             0.50%               1.60%               1.60%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Total Fund
  Operating Expenses          1.25%               2.23%               2.23%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000  for  retirement  plan  accounts)  of Class A shares. See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
contingent  deferred  sales  charge  declines  to 1% in the sixth  year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Other Expenses  include  transfer  agent fees and custodial,  accounting and legal  expenses  and are based on,  among  other  things,  the fees the
   Funds  would  have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit these fees to
   0.25% of  average  daily  net  assets  per  fiscal  year for Class Y shares effective  January 1, 2001 through October 31, 2002, 0.35% of average daily net assets per fiscal year for Class Y shares  effective  November 1, 2002, and  0.35% of  average  daily  net  assets  per  fiscal  year for all other classes effective October 1, 2001.
5.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.

Examples
--------

      These  examples  below  are  intended  to help you  compare  the cost of investing in each Fund and the proposed  surviving Value Fund.  These examples assume  an  annual  return  for  each  class  of 5%,  the  operating  expenses described above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

12 Months Ended 3/31/03
-----------------------
                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $790            $1,189          $1,713         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $375            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $322            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                              Trinity Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $754            $1,129          $1,528         $2,639
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $290            $889            $1,513         $2,7391
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $275            $844            $1,440         $3,051
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $222            $685            $1,175         $2,524
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $127            $397            $686           $1,511
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                                  Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If shares are redeemed:   1 year          3 years         5 years        10 years
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $711            $952            $1,319         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $308            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $264            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------

                        Pro Forma Surviving Value Fund
-----------------------------------------------------------------------------------------
If    shares    are   not 1 year          3 years         5 years        10 years
redeemed:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class A                   $691            $937            $1,202         $1,957
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class B                   $211            $652            $1,119         $1,9831
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class C                   $208            $643            $1,103         $2,379
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class N                   $164            $508            $876           $1,911
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Class Y                   $226            $697            $1,195         $2,565
-----------------------------------------------------------------------------------------
In the "if shares are redeemed"  examples,  expenses include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent deferred  sales  charge.  In the "if shares are not  redeemed"  examples,  the
Class A expenses  include the initial sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent deferred sales charges.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since  Class B shares  automatically  convert to Class A after 6 years.  There are no sales charges for Class Y shares.

Where can I find more financial information about the Funds?

      Performance  information  for both Value Fund and Trinity  Value Fund is set  forth in each  Fund's  Prospectus  under the  section  "The  Fund's  Past
Performance."  Value Fund's  Prospectus  accompanies this Prospectus and Proxy
Statement and is incorporated by reference.

      The financial  statements of Value Fund and additional  information with respect to its performance  during its fiscal year ended October 31, 2002 (and
its  six  month  semi-annual  period  ended  April  30,  2003),   including  a
discussion of factors that  materially  affected its  performance and relevant market  conditions,  is set  forth  in Value  Fund's  Annual  and  Semi-Annual
Reports  dated as of October 31, 2002 and April 30, 2003,  respectively,  that are part of the Proxy  Statement of Additional  Information  and  incorporated
herein  by  reference.   These  documents  are  available  upon  request.  See
section entitled "Information About Value Fund."

      The  financial   statements   of  Trinity  Value  Fund  and   additional
information  with  respect to the Fund's  performance  during its fiscal  year ended July 31, 2002 (and the six month  semi-annual  period ended  January 31,
2003),  including  a  discussion  of  factors  that  materially  affected  its performance  and relevant  market  conditions,  is set forth in Trinity  Value
Fund's  Annual and  Semi-Annual  Reports dated as of July 31, 2002 and January
31, 2003,  respectively,  that are part of the Proxy  Statement of  Additional
Information  and  incorporated  herein  by  reference.   These  documents  are
available  upon  request.  See section  entitled  "Information  About  Trinity
Value Fund."

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

      The  following  table  sets  forth  the  capitalization  (unaudited)  of
Trinity  Value Fund and Value Fund as of March 31, 2003 and  indicates the pro forma combined  capitalization  as of March 31, 2003 as if the  Reorganization
had  occurred  on that date.  As of May 30,  2003,  the value of the assets of
Trinity Value Fund was less than 10% of the value of the assets of Value Fund.
                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share

Trinity Value Fund
      Class A                 $3,937,220           593,213        $6.64
      Class B                 $2,021,103           314,186        $6.43
      Class C                 $2,115,936           324,531        $6.52
      Class N                 $182,359               27,694       $6.58
      Class Y                 $476,397               70,995       $6.71
      TOTAL             $8,733,015  1,330,619

Value Fund
      Class A                 $145,247,774            9,980,947         $14.55
      Class B                 $45,981,866       3,193,972         $14.40
      Class C                 $17,429,649       1,227,403         $14.20
      Class N                 $2,322,318           161,097        $14.42
      Class Y                 $1,320,206             89,224             $14.80
      TOTAL             $212,301,813            14,652,643

Value Fund
(Pro Forma Surviving Fund)
      Class A                 $149,184,994            10,251,500
      $14.55
      Class B                 $48,002,969         3,334,361             $14.40
      Class C                 $19,545,585         1,376,408             $14.20
      Class N                 $2,504,677            173,747             $14.42
      Class Y                 $1,796,603            121,421             $14.80
      TOTAL             $221,034,828              15,257,436

*Reflects  the  issuance  of  $3,937,220  Class A shares,  $2,021,103  Class B shares,  $2,115,936 Class C shares, $182,359 Class N shares and $476,397 Class
Y shares of Value  Fund in a tax-free  exchange  for the net assets of Trinity
Value Fund aggregating $8,733,015.

How have the Funds performed?

      The following past  performance  information  for each fund is set forth below:  (i) a bar chart  detailing  annual total  returns of Class A shares of each  Fund as of  December  31st  for each of the full  calendar  years  since
Trinity Value Fund's  inception and 10 years for Value Fund;  and (ii) a table detailing  how the average  annual  total  returns of each Fund's  shares both before and after taxes,  compare to those of a broad-based  market index.  The after-tax  returns  are show  for  Class A shares  of each  Fund  only and are calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the periods  shown,  and do not reflect the impact of state or local  taxes.  The  after-tax  returns  for the other  classes  of shares will vary.  In certain  cases,  the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher  after-tax return results when a capital  loss  occurs  upon  redemption  and  translates  into an assumed  tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns  may  differ  from  those  shown,  depending  on your  individual  tax situation.  The  after-tax  returns  set  forth  below  are  not  relevant  to investors who hold their fund shares through  tax-deferred  arrangements  such as 401(k) plans or IRAs or to institutional  investors not subject to tax. The
Fund's  past  investment  performance  both  before  and after  taxes,  is not necessarily an indication of how the Fund will perform in the future.

Annual  Total  Returns for  Oppenheimer  Trinity  Value Fund  (Class  A)(as of
12/31/02)

Calendar                Annual
Year                    Total
Ended                                 Returns
---------------------------------------------

12/31/00                7.48%
12/31/01                -7.97%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -6.61%.
During the period shown in the bar chart, the highest return for Oppenheimer
Trinity Value Fund (not annualized) for a calendar quarter was 10.10% (3rd
Q'00) and the lowest return (not annualized) for a calendar quarter
was           -20.57% (3rd Q'02).

Annual Total Returns for Oppenheimer Value Fund (Class A)(as of 12/31/02)

Calendar                Annual
Year                    Total
Ended                                 Returns
---------------------------------------------

1992                    11.99%
1993                    20.91%
1994                    -0.65%
1995                    36.40%
1996                    18.38%
1997                    24.00%
1998                    8.54%
1999  -4.71%
2000  -1.54%
2001  2.98%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03 the cumulative return (not annualized) for Class A shares before taxes was -5.27%.
During the period shown in the bar chart, the highest return for Oppenheimer
Value Fund (not annualized) for a calendar quarter was 18.26% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -16.69% (3Q'01).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

-------------------------------------------------------------------------------
Trinity Value Fund                           Past       Past          Past
                                               1-year    5-years    10-years
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity Value Fund Class A Shares Return        -27.63% -10.12%*    N/A
Before Taxes (inception 9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on            -27.63% -10.55%*     N/A
Distributions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares           -16.83% -8.03%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)            -20.85% -7.32%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  B   (inception  -27.73%   -10.08%*     N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  C   (inception  -24.59%   -9.00%*      N/A
9/17/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  N   (inception  -24.19%   -15.62%*     N/A
3/1/01)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Trinity   Value  Fund  Class  Y   (inception  -22.80%   -8.22%*      N/A
9/1/99)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class A Shares Return Before       -18.03%   -2.98%       7.53%
Taxes (inception 9/16/85)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on          -18.10%    -4.04%      5.41%
Distributions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares         -10.98%    -2.49%      5.53%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
S&P 500 Index (from 12/31/92)                 -22.09%    -0.58%      9.34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class B (inception 10/2/95)        -18.03%    -2.90%      4.51%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class C (inception 5/1/96)         -14.54%    -2.56%      2.88%*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class N (inception 3/1/01)         -14.17%    -8.67%*      N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Value Fund Class Y (inception 12/16/96)       -13.16%    -1.61%      2.74%*
-------------------------------------------------------------------------------
*Or life-of-class

Average  annual  total  returns for the Funds for the  periods  ended June 30,
2003 are as follows:

--------------------------------------------------------------------------------
                                             Past 1-year  Past        Past 10
Trinity Value Fund                                         5-years     years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class A Shares Return       -10.37%     -6.17%*      N/A
Before Taxes (inception 9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on           -10.37%     -6.57%*      N/A
Distributions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on
Distributions and Sale of Fund Shares            -6.74%    -5.38%*      N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P BARRA Value Index (from 8/31/99)            -1.84%      -3.52%*     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class B (inception          -10.36%     -6.22%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class C (inception            -6.63%    -5.27%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity Value Fund Class N (inception            -6.12%    -8.28%*      N/A
3/1/01)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trinity   Value  Fund  Class  Y   (inception     -4.28%    -4.38%*      N/A
9/1/99)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class A Shares Return Before          -1.06%    -2.60%      7.20%
Taxes (inception 9/16/85)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes                -1.14%    -3.66%      5.20%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares Return After Taxes on             -0.70%    -2.60%      5.22%
Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
S&P 500 Index (from 06/30/93)                     0.25%    -1.61%     10.04%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class B (inception 10/2/95)           -0.84%    -2.51%     5.58%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class C (inception 5/1/96)               3.15%  -2.19%     4.08%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class N (inception 3/1/01)               3.66%   -2.81%*     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Value Fund Class Y (inception 12/16/96)             5.19%  -1.14%     4.22%*
--------------------------------------------------------------------------------
*Life-of-class.
The Funds' average annual total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  An explanation of the different performance calculations is set forth in each Fund's prospectus and Statement of Additional Information. Each Fund's average annual total return includes the applicable sales charge: for Class A, the current maximum initial sales charge is 5.75%; for Class B, the contingent deferred sales charges is 5%
(1-year), 4% (2-years), 3%(3 and 4-years), 2% (5-years) and 1%
(life-of-class); and for Class C and Class N of each Fund, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class"
performance does not include the contingent deferred sales charge and uses
Class A performance for the period after conversion. There is no sales charge on Class Y shares.  The S&P 500 Index, an unmanaged index of equity securities, is shown from August 31, 1999 to compare against the longest-lived class of shares of Trinity Value Fund, those of Trinity Value
Fund's Class A shares. The S&P 500 Index is shown from December 31, 1992 to compare against the longest-lived class of shares of Value Fund, those of
Value Fund Class A shares.  No index performance considers the effects of transaction costs, fees, expenses or taxes.

How Has the Fund Performed?  Below is a discussion by OppenheimerFunds,  Inc., of Value  Fund's  performance  during its fiscal year ended  October 31, 2002, followed  by  a  graphical  comparison  of  Value  Fund's  performance  to  an appropriate broad-based market index.

Management's  Discussion  of  Performance.  During the Fund's fiscal year that ended  October 31,  2002,  Value  Fund's  strong  performance  relative to its benchmark,  the S&P 500  Index  and peer  group  was  driven  by its  security selection  strategy.  The Fund  particularly  benefited  from its  holdings of technology,  industrial and financial services stocks,  which performed better in the  aggregate  than their  respective  components on the value side of the
S&P 500 Index.  Only the Fund's energy and health care holdings  trailed their respective  Index  components (10 sectors in all), and in each case the margin of  difference  was  minimal.  The Fund  slightly  reduced its exposure to the industrials  group after taking profits in stocks of defense  contractors that had gained  value,  and it  modestly  increased  its  exposure  to health care stocks. The Fund's portfolio holdings and allocations are subject to change.

Comparing the Fund's  Performance  to the Market.  The graphs that follow show the performance of a hypothetical  $10,000  investment in each class of shares of Value Fund held until  Fiscal  year end October  31,  2002.  In the case of
Class A shares,  performance is measured over a 10-year period. In the case of
Class B,  performance  is measured  from  inception of the class on October 2,
1995. In the case of Class C,  performance  is measured from  inception of the class on May 1, 1996. In the case of Class N shares,  performance  is measured from  inception  of the  Class  on  March  1,  2001.  In the  case of Class Y, performance  is measured from inception of the class on December 16, 1996. The
Fund's performance  reflects the deduction of the maximum initial sales charge on Class A shares,  the applicable  contingent  deferred sales charge on Class
B, Class C shares and Class N, and  reinvestments of all dividends and capital gains  distributions.  There is no sales charge applicable for Class Y shares.
The  graphs  do not  reflect  deduction  of  income  taxes on an  individual's investment,  which may  reduce an  investor's  actual  investment  returns  on income or gains paid by the Fund.

The Fund's  performance  is  compared  to the  performance  of the  Standard &
Poor's  (S&P) 500  Index,  a  broad-based  index of equity  securities  widely regarded  as  a  general  measure  of  the  performance  of  the  U.S.  equity securities  market.  Index  performance  reflects the reinvestment of but does not  consider  the effect of  transaction  costs,  and none of the data in the graphs shows the effect of taxes. The Fund's performance  reflects the effects of Fund  business  and  operating  expenses.  While index  comparisons  may be useful to provide a  benchmark  for the Fund's  performance,  it must be noted
that the Fund's investments are not limited to the securities in the index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class A) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1992              $9,425               $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1993              $10,182              $10,436
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1993              $10,757              $10,486
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1993              $11,238              $10,757
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1993              $11,396              $11,006
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1994              $11,132              $10,589
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1994              $10,914              $10,633
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1994              $11,472              $11,152
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1994              $11,321              $11,150
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1995              $12,318              $12,235
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1995              $13,363              $13,401
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1995              $14,499              $14,465
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $15,442              $15,335
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $16,178              $16,158
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $16,381              $16,883
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $16,836              $17,405
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $17,204              $17,884
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $19,033              $20,031
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $19,043              $20,515
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $22,471              $24,546
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $21,953              $23,625
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $22,270              $25,420
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $25,086              $28,940
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $23,551              $29,285
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $22,446              $28,826
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $24,950              $33,684
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $25,152              $35,257
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $24,725              $35,201
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $23,253              $36,223
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $21,877              $37,167
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $23,550              $38,825
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $23,032              $38,357
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $22,647              $38,424
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $24,614              $36,832
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $24,104              $33,791
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $24,412              $32,864
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $21,379              $28,861
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $23,450              $30,889
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $23,477              $29,528
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $19,797              $25,103
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $19,851              $24,504
---------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class B) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     10/02/1995              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     12/31/1995              $10,804              $10,602
---------------------------------------------------------------
---------------------------------------------------------------
     03/31/1996              $11,294              $11,170
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $11,399              $11,671
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $11,683              $12,032
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $11,930              $12,364
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $13,169              $13,848
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $13,143              $14,183
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $15,487              $16,969
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $15,105              $16,332
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $15,287              $17,573
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $17,188              $20,007
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $16,114              $20,245
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $15,327              $19,928
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $17,002              $23,286
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $17,109              $24,374
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $16,780              $24,335
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $15,754              $25,041
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $14,798              $25,694
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $15,901              $26,841
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $15,515              $26,517
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $15,237              $26,563
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $16,526              $25,463
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $16,158              $23,360
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $16,328              $22,719
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $14,280              $19,952
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $15,663              $21,354
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $15,680              $20,413
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $13,223              $17,354
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $13,258              $16,940
---------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class C) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in  S&P 500 Index
                     Fund
---------------------------------------------------------------
---------------------------------------------------------------
     05/01/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     06/30/1996              $10,061              $10,297
---------------------------------------------------------------
---------------------------------------------------------------
     09/30/1996              $10,314              $10,615
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1996              $10,535              $10,908
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $11,629              $12,217
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $11,606              $12,512
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $13,676              $14,971
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $13,341              $14,409
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $13,508              $15,503
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $15,186              $17,650
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $14,233              $17,861
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $13,537              $17,581
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $15,012              $20,544
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $15,115              $21,503
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $14,821              $21,469
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $13,918              $22,092
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $13,070              $22,668
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $14,049              $23,679
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $13,712              $23,394
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $13,463              $23,435
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $14,600              $22,464
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $14,270              $20,609
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $14,423              $20,043
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $12,605              $17,602
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $13,804              $18,839
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $13,795              $18,009
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $11,607              $15,310
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $11,616              $14,945
---------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class N) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     03/01/2001              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $9,928               $10,094
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $10,050              $9,817
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $8,794               $8,621
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $9,635               $9,227
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $9,640               $8,821
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $8,126               $7,499
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $8,143               $7,320
---------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Value Fund (Class Y) and S&P 500 Index.

[Line Graph]

---------------------------------------------------------------
        Date         Value of Investment in    S&P 500 Index
                              Fund
---------------------------------------------------------------
---------------------------------------------------------------
     12/16/1996              $10,000              $10,000
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1997              $10,699              $10,624
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1997              $10,693              $10,881
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1997              $12,637              $13,019
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1997              $12,362              $12,531
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1998              $12,552              $13,482
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1998              $14,145              $15,349
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1998              $13,292              $15,532
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1998              $12,687              $15,289
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/1999              $14,111              $17,866
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/1999              $14,238              $18,700
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/1999              $13,984              $18,670
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/1999              $13,170              $19,212
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2000              $12,392              $19,713
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2000              $13,355              $20,593
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2000              $13,062              $20,344
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2000              $12,851              $20,380
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2001              $13,980              $19,536
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2001              $13,709              $17,923
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2001              $13,905              $17,431
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2001              $12,196              $15,308
---------------------------------------------------------------
---------------------------------------------------------------
     01/31/2002              $13,387              $16,383
---------------------------------------------------------------
---------------------------------------------------------------
     04/30/2002              $13,409              $15,661
---------------------------------------------------------------
---------------------------------------------------------------
     07/31/2002              $11,321              $13,314
---------------------------------------------------------------
---------------------------------------------------------------
     10/31/2002              $11,321              $12,997
---------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - The Manager manages the assets of both
Funds and makes  their  respective  investment  decisions.  Both Funds  obtain investment  management  services  from the Manager  according  to the terms of management agreements that are substantially  identical.  Under the management agreements,  each Fund pays the Manager an advisory fee at the following rates that decline as each Fund's assets grow:

---------------------------------------------------------------------------------
           Trinity Value Fund                          Value Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    0.75% of the first $200 million         0.625% of the first $300 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.72% of the next $200 million                  0.50% of the next $100
                                         million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.69% of the next $200 million          0.45% in excess of $400 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
     0.66% of the next $200 million
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      0.60% in excess of $800 million
---------------------------------------------------------------------------------
Based on average annual net assets of the respective Fund.

      The  management  fee for Trinity  Value Fund for the twelve months ended
March 31,  2003 was 0.75% of the  average  annual net assets for each class of shares.  The  management  fee for Value Fund for the twelve months ended March
31,  2003 was  0.625% of the  average  annual  net  assets  for each  class of shares.  The  12b-1  distribution  plans  for  both  Funds  are  substantially similar.  However,  the  "Management  Fees"  and  "Other  Expenses"  the Funds
incurred,  including  transfer agent fees and custodial,  accounting and legal
expenses,   have  differed,   with  Value  Fund's  "Management  Fees,"  "Other
Expenses"  and "Total  Expenses"  being less than those of Trinity  Value Fund because Value Fund is a significantly larger fund.

-------------------------------------------------------------------------------------
                              Management    Distribution   Other       Total Annual
                              Fee           and/or 12b-1   Expenses    Operating
                                            Fees1                      Expense
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Trinity  Value  Fund  Class A 0.75%         0.22%          0.90%       1.87%
shares
(12 months ended 3/31/03)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Value Fund Class A Shares     0.625%        0.24%          0.34%       1.21%
(12 months ended 3/31/03)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Pro Forma - Combined funds    0.625%        0.24%          0.34%       1.21%
at 3/31/03
-------------------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay. This chart is for illustrative purposes only.
1.  Class A  shares  12b-1  fee is not  full 25  basis  points  due to  monies invested by OppenheimerFunds, Inc.

      The net assets  under  management  for Value Fund on March 31, 2003 were
$212,301,813 as compared to $8,733,015 for Trinity Value Fund.  Effective upon the Closing of the  Reorganization,  the management fee rate for Value Fund is expected to be 0.625% of average  annual net assets  based on combined  assets of the Funds as of March 31, 2003.  Additionally,  the "Other Expenses" of the
surviving  Fund are  expected to be the same as the "Other  Expenses" of Value
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank, N.A. is the Custodian Bank for Trinity Value Fund and Value
Fund. Citibank, N.A. is located at 111 Wall Street, New York, New York 10005.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have adopted a Service Plan and Agreement  under
Rule  12b-1 of the  Investment  Company  Act for  their  Class A  shares.  The
Service Plan provides for the reimbursement to  OppenheimerFunds  Distributor,
Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the  personal  service  and  maintenance  of  accounts  that hold Class A shares of the respective Fund. Under the Class A Service Plans,  reimbursement is made  quarterly  at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the respective  Funds.  The Distributor currently  uses all of those fees to compensate  dealers,  brokers,  banks and other  financial  institutions  quarterly for providing  personal  service and maintenance  of  accounts of their  customers  that hold Class A shares of the respective Fund.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan the Funds pay the  Distributor a service fee at an annual rate of
0.25% of  average  annual net assets  and an  asset-based  sales  charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance of accounts of their customers that hold shares of the Funds.  The
Class B and Class N asset-based  sales charge is retained by the  Distributor.
After the first  year,  the Class C  asset-based  sales  charge is paid to the broker-dealer  as an ongoing  concession for shares that have been outstanding for a year or  more.  The  terms of the  Funds'  respective  Distribution  and
Service Plans are substantially similar.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds  have  the  same   requirements  and  restrictions  in  connection  with
purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

What are the Principal Risks of an Investment in Value Fund?

      As with most  investments,  investments  in Value Fund and Trinity Value
Fund involve risks.  There can be no guarantee  against loss resulting from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment  in each Fund are similar.  Because both Funds invest  primarily in stocks of U.S. companies,  the value of each Fund's portfolio will be affected by changes in the U.S. stock markets.  The prices of individual  stocks do not all move in the same  direction  uniformly at the same time and the volatility of their prices at times maybe great. A particular  company's  stock price can be affected by, among other  things,  a poor  earnings  report,  loss of major customers,  major  litigation  against the company,  or changes in  government regulations affecting the company or its industry.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with an  Investment  in the Funds?"  under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees  of Trinity  Value Fund held April
17, 2003, the Board considered whether to approve the proposed  Reorganization and reviewed and discussed with the Manager and independent  legal counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in the  materials  was  information  with  respect  to  each  Fund's investment  objectives and policies,  management fees,  distribution  fees and other operating expenses, historical performance and asset size.

      The Board reviewed information  demonstrating that Trinity Value Fund is a relatively  smaller fund with  approximately  $8,733,015 in net assets as of
March 31, 2003.  The Board  anticipates  that Trinity Value Fund's assets will not increase  substantially in size in the near future.  In comparison,  Value
Fund had  approximately  $212,301,813  in net  assets  as of March  31,  2003.
After the Reorganization,  the shareholders of Trinity Value Fund would become shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than Trinity  Value Fund.  Economies of scale may benefit shareholders of Trinity Value Fund.

      The Board  considered  the fact that both Funds have similar  investment objectives.  Additionally,  the  Board  considered  that both  Funds  invest a substantial portion of their assets in common stocks of U.S. companies.

      The Board noted that Value Fund's  management fee rate is less than that of Trinity Value Fund. The Board also considered that Value Fund's  historical performance has been better than that of Trinity Value Fund.

      The  procedures for  purchases,  exchanges and  redemptions of shares of the Funds are identical  and that both Funds offer the same investor  services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The  Board  concluded  that  Trinity  Value  Fund's participation  in the transaction is in the best interests of the Fund and its shareholders,  notwithstanding  that  the  lower  pro  forma  expenses  of the combined funds  (relative to Trinity Value Fund) and the  historically  better performance  of Value Fund is subject to change,  and that the  Reorganization would not result in a dilution of the  interests of existing  shareholders  of
Trinity Value Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of Trinity  Value Fund deemed  relevant,  the Board, including  the  Trustees who are not  "interested  persons" (as defined in the
Investment  Company  Act) of either  Trinity  Value Fund or the  Manager  (the
"Independent  Trustees"),  unanimously  approved  the  Reorganization  and the
Reorganization   Agreement   and  voted  to  recommend  its  approval  to  the
shareholders of Trinity Value Fund.

      The Board of Value Fund also determined that the  Reorganization  was in the best  interests  of Value Fund and its  shareholders  and that no dilution would result to those  shareholders.  Value Fund  shareholders  do not vote on the  Reorganization.  The  Board  of Value  Fund,  including  the  Independent
Directors,  unanimously  approved the  Reorganization  and the  Reorganization
Agreement.

      For the reasons  discussed  above, the Board, on behalf of Trinity Value
Fund,  recommends  that  you  vote  FOR  the  Reorganization   Agreement.   If
shareholders  of  Trinity  Value  Fund  do  not  approve  the   Reorganization
Agreement, the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the  Reorganization  Agreement.  You should read the actual form of Reorganization Agreement. It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders  of Trinity  Value Fund approve the  Reorganization
Agreement,  the  Reorganization  will take place after various  conditions are satisfied by Trinity Value Fund and Value Fund,  including delivery of certain documents.  The Closing Date is presently  scheduled  for  September  12, 2003 and the Valuation Date is presently scheduled for September 11, 2003.

      If  shareholders  of  Trinity  Value  Fund  approve  the  Reorganization
Agreement,  Trinity Value Fund will deliver to Value Fund substantially all of its net assets on the  Closing  Date.  In  exchange,  shareholders  of Trinity
Value Fund will  receive  Class A, Class B, Class C, Class N and Class Y Value
Fund  shares  that  have a value  equal  to the  dollar  value  of the  assets delivered by Trinity  Value Fund to Value Fund.  Trinity  Value Fund will then be  liquidated  and its  outstanding  shares  will  be  cancelled.  The  stock transfer books of Trinity Value Fund will be  permanently  closed at the close of business on the Valuation Date. Only  redemption  requests  received by the
Transfer  Agent in proper  form on or  before  the  close of  business  on the
Valuation  Date will be fulfilled by Trinity Value Fund.  Redemption  requests received  after  that time will be  considered  requests  to redeem  shares of
Value Fund.

      Shareholders  of Trinity  Value  Fund who vote  their  Class A, Class B,
Class C,  Class N and  Class Y shares in favor of the  Reorganization  will be electing in effect to redeem their  shares of Trinity  Value Fund at net asset value on the  Valuation  Date,  after  Trinity  Value  Fund  subtracts  a cash reserve,  and  reinvest the proceeds in Class A, Class B, Class C, Class N and
Class Y shares of Value  Fund at net asset  value.  The cash  reserve  is that amount of cash  retained by Trinity  Value Fund which is deemed  sufficient in the  discretion of the Board for the payment of the Fund's  outstanding  debts and  expenses of  liquidation  incurred  on or before the Closing  Date of the
Reorganization.  Trinity  Value Fund will cease to exist on the Closing  Date.
Value Fund is not  assuming  any debts of Trinity  Value Fund except debts for unsettled  securities  transactions  and  outstanding  dividend and redemption checks.  Trinity Value Fund will  recognize  capital gain or loss on any sales of portfolio securities made prior to the Reorganization.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  Trinity Value Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b) either (i) transfer any remaining  amount of the cash  reserve to Value Fund,  if such  remaining  amount is not  material  (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of  Trinity  Value  Fund who were  shareholders  on the  Valuation  Date.  The remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after  deducting  the  estimated  expenses of the  distribution, equals or  exceeds  one cent per share of the  number of  Trinity  Value  Fund
shares   outstanding   on  the   Valuation   Date.  If  the  cash  reserve  is
insufficient to satisfy any of Trinity Value Fund's  liabilities,  the Manager will assume  responsibility  for any such  unsatisfied  liability.  Within one year after the Closing Date, Trinity Value Fund will complete its liquidation.

      Under the Reorganization  Agreement,  either Trinity Value Fund or Value
Fund may abandon and  terminate  the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other  Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement  without  reasonable  cause, it shall,  upon demand, reimburse the other Fund for all expenses,  including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent  permitted by law, after the approval of  shareholders of Trinity Value
Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy Statement will be borne by Trinity Value Fund.  Those printing costs and mailing costs are estimated to be $9,000 and $4,500,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received  from  Trinity  Value  Fund and  Value  Fund,  it is expected  to be the opinion of KPMG LLP,  tax  advisor to Trinity  Value Fund, that  shareholders  of Trinity  Value Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange of their shares for  shares  of Value  Fund,  and that  shareholders  of Value  Fund  will not recognize  any gain or loss upon receipt of Trinity  Value Fund's  assets.  If this type of tax opinion is not  forthcoming,  the Fund may still choose to go forward with the reorganization,  pending  re-solicitation of shareholders and shareholder  approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation Date,  Trinity Value Fund will pay a dividend  which will have the effect of  distributing  to Trinity Value Fund's shareholders  all of Trinity  Value  Fund's  net  investment  company  taxable income for  taxable  years  ending on or prior to the Closing  Date  (computed without  regard  to any  deduction  for  dividends  paid)  and  all of its net capital  gains,  if any,  realized in taxable  years ending on or prior to the
Closing Date (after reduction for any available  capital loss  carry-forward).
Such  dividends will be included in the taxable income of Trinity Value Fund's shareholders as ordinary income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You should also consult your tax advisor as to state and local and  other  tax  consequences,  if any,  of the  Reorganization  because  this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of Value Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Class A, Class B,  Class C,  Class N and/or  Class Y shares of Value Fund will be  distributed to  shareholders  of Class A, Class B, Class C, Class N and/or
Class Y shares of Trinity Value Fund,  respectively,  in  connection  with the
Reorganization.  Each share will be fully paid and nonassessable  when issued, will have no preemptive or conversion  rights and will be  transferable on the books of Value Fund.  Trinity Value Fund's  Declaration  of Trust  contains an express  disclaimer  of  shareholder  or  Trustee  liability  for  the  Fund's obligations,  and provides for  indemnification  and reimbursement of expenses out of its  property  for  any  shareholder  held  personally  liable  for its obligations.  Neither  Fund  permits  cumulative  voting.  The shares of Value
Fund will be recorded  electronically  in each  shareholder's  account.  Value
Fund  will then  send a  confirmation  to each  shareholder.  Shareholders  of
Trinity Value Fund holding certificates  representing their shares will not be
required   to   surrender   their   certificates   in   connection   with  the
reorganization.  However,  former  shareholders  of  Trinity  Value Fund whose shares are represented by outstanding  share  certificates will not be allowed to  redeem,  exchange,  transfer  or pledge  class  shares of Value  Fund they receive in the  Reorganization  until the exchanged Trinity Value certificates
Fund have been returned to the Transfer Agent.

      Like  Trinity  Value  Fund,  Value Fund does not  routinely  hold annual shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This section  describes  key  investment  policies of Trinity Value Fund and Value Fund,  and certain  noteworthy  differences  between the  investment objectives and policies of the two Funds.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
Trinity Value Fund should consider the  differences in investment  objectives, policies and risks of the Funds.  Further  information about Value Fund is set
forth  in  its  Prospectus,   which  accompanies  this  Prospectus  and  Proxy
Statement  and is  incorporated  herein by reference.  Additional  information about both Funds is set forth in their  Statements of Additional  Information,
Annual Reports and Semi-Annual Reports,  which may be obtained upon request to
the  Transfer  Agent.   See   "Information   about  Trinity  Value  Fund"  and
"Information about Value Fund."

      Trinity  Value Fund and Value Fund have similar  investment  objectives.
Both Funds seek  long-term  growth of capital by  investing  in common  stocks believed to be undervalued.  In seeking their investment  objectives,  Trinity
Value  Fund and  Value  Fund  utilize a similar  investing  strategy.  Trinity
Value Fund  invests in common  stocks that are  included in the S&P  500/Barra
Value Index.  Value Fund  currently  invests  mainly in common  stocks of U.S.
companies of different  capitalization  ranges.  Trinity Value Fund is managed with a  quantitative  investment  process.  Oppenheimer  Value Fund is managed with a  fundamental  "bottom  up"  investment  style.  Both Funds  invest in a similar  universe of  companies,  although  Value Fund has a larger  potential investment universe.

What are the Risk Factors Associated with an Investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk profiles of the
Funds,  and  can  affect  the  value  of the  Funds'  investments,  investment
performance  and  prices  per  share.   There  is  also  the  risk  that  poor
securities  selection  by the  Manager  will  cause the Funds to  underperform other  funds  having a similar  objective.  These risks mean that you can lose money by investing in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Trinity  Value Fund  invests in common  stocks that are  included in the
S&P  500/Barra  Value Index.  Value Fund invests  mainly in common stocks with low price-earnings ratios and better-than-anticipated earnings.

Other Equity  Securities.  While Value Fund  emphasizes  investments in common stocks, it can also buy preferred stocks and securities  convertible into common stock.  The Manager  considers some  convertible  securities to be
     "equity  equivalents"  because of the conversion feature and in that case their rating has less impact on the  Manager's  investment  decision than in the case of other debt  securities.  Trinity  Value Fund, in contrast, only purchases common stocks included in the S&P 500/Barra Value Index.

Foreign Securities.  Value Fund can buy securities of companies or governments in any country, developed or underdeveloped. While Value
     Fund may invest up to 25% of its total assets in foreign securities, the
     Manager does not currently invest significant amounts of its assets in foreign securities. While foreign securities offer special investment opportunities, they also have special risks.

     The change in value of a foreign  currency  against the U.S.  dollar will result in a change in the U.S. dollar value of securities  denominated in that foreign  currency.  Additional risks of foreign  securities  include higher  transaction and operating costs for the Fund; foreign issuers are not  subject to the same  accounting  and  disclosure  requirements  that apply to U.S.  companies;  and lack of uniform  accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers.

Derivatives.  Value Fund can invest in a number of different kinds of
     "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments Value
     Fund might use may be considered "derivative" investments.  Value Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

     Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, Value Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
     to. As a result of these risks Value Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, Value Fund's share prices could fall.
     Certain derivative investments held by Value Fund might be illiquid.
     Trinity Value Fund does not invest in derivative securities.

 Hedging.  Value Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge Value Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase Value Fund's exposure to the securities market.

     There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce Value
     Fund's return.

Temporary  Defensive  Investments.  In times of  adverse or  unstable  market, economic  or  political  conditions,  both Funds can invest up to 100% of their assets in temporary  defensive  investments.  Generally  they would be  high-quality,  short-term  money  market  instruments,  such  as U.S.
     government   securities,   highly  rated  commercial  paper,   short-term
     corporate debt obligations or repurchase  agreements.  The Funds may also hold these types of  securities  pending the  investment of proceeds from the sale of Fund shares or portfolio  securities  or to meet  anticipated redemption of Fund shares. To the extent either Fund invests  defensively in these securities, it might not achieve its investment objective.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading  market,  making it difficult to value them or  dispose  of  them  promptly  at an  acceptable  price.  A  restricted security  is one that has a  contractual  restriction  on its  resale  or
     which  cannot  be  sold  publicly  until  it  is  registered   under  the
     Securities  Act of 1933.  Value Fund will not  invest  more than 10% (the
     Board can  increase  that limit to 15%) of its net assets in  illiquid or
     restricted   securities.   The  Manager  monitors  holdings  of  illiquid
     securities on an ongoing basis to determine  whether to sell any holdings to maintain adequate  liquidity.  Certain restricted  securities that are eligible for resale to qualified  institutional buyers may not be subject to that  limit,  however,  there  may be a limited  market  of  qualified institutional  buyers.  Trinity Value Fund does not invest in illiquid or restricted securities.

What are the fundamental investment restrictions of the Funds?

      Both  Trinity  Value  Fund  and  Value  Fund  have  certain   additional
investment  restrictions  that are  fundamental  policies  changeable  only by shareholder  approval.  Generally,  these investment  restrictions are similar between the Funds and are discussed below.

o     Neither  Fund  can  concentrate  investments.  That  means  they  cannot invest  25% or more of  their  respective  total  assets  in any  industry.
   However,   there  is  no  limitation  on  investments  in  U.S.  government securities.

o     Neither  Fund can buy or sell real  estate.  However,  they can purchase
   readily-marketable   securities   of  companies   holding  real  estate  or
   interests in real estate.

o     The Funds cannot underwrite  securities of other companies.  A permitted exception is in the case where a Fund is deemed to be an underwriter  under the Securities  Act of 1933 when  reselling any securities  held in its own portfolio.

o     Neither Fund can issue "senior  securities,"  but this does not prohibit certain investment  activities for which assets of the Funds are designated
   as  segregated,   or  margin,   collateral  or  escrow   arrangements   are
   established,   to  cover  the  related   obligations.   Examples  of  those
   activities  include  borrowing  money,   reverse   repurchase   agreements,
   delayed-delivery  and  when-issued  arrangements  for portfolio  securities
   transactions,   and   contracts  to  buy  or  sell   derivatives,   hedging
   instruments, options or futures.

o     Neither Fund can invest in physical commodities or physical commodity contracts. However, Value Fund may buy and sell hedging instruments permitted by any of its other investment policies, and can buy or sell options, futures, securities or other instruments backed by, or the investment return from which is linked to, changes in the price of physical commodities, commodity contracts or currencies.

o     Neither Fund can buy  securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be  invested in  securities  of that issuer or if it would then own more than 10% of that  issuer's  voting securities.  That  restriction  applies to 75% of the Fund's total  assets.
   The limit does not apply to  securities  issued by the U.S.  government  or any  of  its  agencies  or  instrumentalities  or to  securities  of  other
   investment   companies.   This  means  that  both  Funds  are  presently  a
   "diversified" investment company under the 1940 Act.

o     Trinity  Value Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary  measure to meet  redemptions.
   Value  Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total assets  (including the amount  borrowed).  Value Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  Value Fund can  borrow  only if it  maintains  a 300%
   ratio of assets to  borrowings  at all times in the manner set forth in the
   Investment Company Act of 1940.

o     Neither  Fund  can  make  loans.   However,  they  can  invest  in  debt
   securities that the respective Fund's investment  policies and restrictions permit it to purchase.  The Funds may also lend their portfolio  securities and enter into repurchase agreements.

o     Trinity Value Fund cannot mortgage,  pledge or otherwise hypothecate any of its assets. Value Fund does not have a similar hedging  policy.

o     Neither  Fund cannot  invest in  companies  for the purpose of acquiring control or management of them.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management-  Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For Trinity Value
Fund,   the  Manager  has  retained   Trinity   Investment   Management,   the
Sub-Advisor,  to provide  day-to-day  portfolio  management  for Trinity Value
Fund.  The  Sub-Advisory  fee for  Trinity  Value  Fund  is  paid  to  Trinity
Investment   Management  by  the  Manager  out  of  its  management   fee.  If
shareholders   of  Trinity   Value  Fund  approve  the   Reorganization,   the
Sub-Advisory  Agreement between the Manager and Trinity Investment  Management will terminate.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required  by Federal  and state  securities  laws.  Further,  the  Manager has agreed to furnish the Funds with office  space,  facilities  and equipment and
arrange  for  its   employees   to  serve  as  officers  of  the  Funds.   The
administrative  services to be provided  by the Manager  under the  investment advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate
to    interest,    taxes,    brokerage    commissions,    fees   to    certain
Trustees/Directors,  legal and audit  expenses,  custodian and transfer  agent expenses,  share issuance costs,  certain printing and registration  costs and non-recurring expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31,  2003,  including  more than 65 funds  with more than 7 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,
10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a division of the  Manager,  acts as  transfer  and  shareholder  servicing  agent  on an at-cost  basis for both  Trinity  Value  Fund and Value  Fund and for  certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of Trinity  Value Fund and Value Fund,  but is not  obligated to sell a
specific  number  of  shares.   Expenses   normally   attributable  to  sales,
including  advertising and the cost of printing and mailing prospectuses other than those furnished to existing  shareholders,  are borne by the Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      Both Funds have  adopted a Service Plan and  Agreement  under Rule 12b-1 of the  Investment  Company  Act for their Class A shares.  The  Service  Plan provides for the  reimbursement  to the Distributor for a portion of its costs incurred in connection  with the personal  service and maintenance of accounts that hold Class A shares.  Under the plan,  reimbursement is made quarterly at an annual rate that may not exceed  0.25% of the average  annual net assets of
Class A shares  of the  Funds.  The  Distributor  currently  uses all of those fees to compensate dealers,  brokers,  banks and other financial  institutions
quarterly  for  expenses  they  incur  in  providing   personal   service  and
maintenance of accounts of their customers that hold Class A shares.

      Both Funds have adopted  Distribution and Service Plans under Rule 12b-1 of the 1940 Act for their  Class B,  Class C and Class N  shares.  The  Funds'
Plans  compensate the Distributor  for its services in  distributing  Class B,
Class C and Class N shares and  servicing  accounts.  Under both Funds' Plans, the Funds pay the  Distributor an  asset-based  sales charge at an annual rate of  0.75% of Class B and  Class C  assets,  and an  annual  asset-based  sales charge of 0.25% on Class N shares.  The  Distributor  also  receives a service fee 0.25% of average  annual net assets  under each plan.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to compensate  broker-dealers for providing personal services and  maintenance  of  accounts  of their  customers  that  hold  shares of the
Funds.  The Class B and Class N asset-based  sales charges are retained by the
Distributor.  After the first year, the Class C asset-based  sales charges are paid to  broker-dealers  who hold or whose  clients  hold Class C shares as an ongoing concession for shares that have been outstanding for a year or more.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds  are  nearly  identical.  Shares of either
Fund may be exchanged for shares of the same class of other  Oppenheimer funds offering  such  shares.  Exchange  privileges  are  subject  to  amendment  or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $25, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase $1 million or more of Class A shares pay no initial  sales charge but may have to pay a contingent  deferred  sales  charge  ("CDSC") of up to 1% if the  shares are sold  within 18  calendar  months  from the  beginning  of the calendar month during which they were  purchased.  Class B shares of the Funds are sold  without a front-end  sales charge but  investors  will pay an annual asset-based  sales  charge  and  may  be  subject  to a CDSC  upon  redemption depending  on the length of time the shares  are held.  The CDSC  begins at 5%
for Class B shares  redeemed in the first year and declines to 1% in the sixth year and is  eliminated  after that.  Class C shares may be purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed  within 12 months of buying  them,  a CDSC of 1% may be deducted.  Class N shares are purchased  without an initial sales charge,  but investors will pay an annual  asset-based  sales charge and if redeemed within
18 months of the retirement  plan's first  purchase of N shares,  a CDSC of 1%
may be deducted.

      Class A,  Class B,  Class C,  Class N and Class Y shares  of Value  Fund received in the  Reorganization  will be issued at net asset value,  without a sales  charge  and no CDSC will be imposed on any  Trinity  Value Fund  shares exchanged  for Value Fund shares as a result of the  Reorganization.  However, any CDSC that  applies  to  Trinity  Value  Fund  shares as of the date of the
exchange   will   carry   over  to  Value   Fund   shares   received   in  the
Reorganization.

      Shareholder  Services--Both  Funds also offer the  following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and  exchange  privileges.  All of  such services and  privileges  are subject to amendment or  termination at any time and are subject to the terms of the Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected by the Board of  Trustees/Directors  of each Fund.  Dividends and the distributions  paid on Class A,  Class B,  Class C,  Class N or Class Y shares may vary over time,  depending on market  conditions,  the  composition of the
Funds'  portfolios,  and  expenses  borne by the  particular  class of shares.
Dividends  paid on Class A shares will  generally be higher than those paid on
Class B,  Class C,  Class N or Class Y  shares,  which  normally  have  higher expenses  than Class A. The Funds have no fixed  dividend  rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains in  December  of each  year.  The Funds may make supplemental  distributions  of dividends and capital gains  following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the  holders  of a  "majority  of  outstanding voting  securities"  (as  defined in the  Investment  Company  Act) of Trinity
Value Fund voting in the  aggregate  and not by class is  necessary to approve the Reorganization  Agreement and the transactions  comtemplated  thereby.  As defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the vote of (1) 67% or more of the  Trinity  Value
Fund's  outstanding  shares  present  at a  meeting  if more  than  50% of the outstanding  shares are present or represented by proxy;  or (2) more than 50%
of the  outstanding  shares,  whichever  is  less.  Each  shareholder  will be entitled  to one vote for each  full  share,  and a  fractional  vote for each
fractional   share  of  Trinity  Value  Fund  held  on  the  Record  Date.  If sufficient  votes to approve the  proposal are not received by the date of the
Meeting,  the Meeting  may be  adjourned  to permit  further  solicitation  of proxies.  The holders of a majority of shares  entitled to vote at the Meeting and present in person or by proxy  (whether or not  sufficient to constitute a quorum) may adjourn the Meeting to permit further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of two ways:

o     By mail, with the enclosed proxy card.
o     In person at the Meeting (if you are a record holder).
o     By telephone (please see the insert for instructions).

      In  essence,  a proxy card is a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the  Reorganization  Agreement.  Shareholders  may  also  be  able  to vote by telephone to the extent permitted by state law.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary of Trinity  Value Fund at 498 Seventh  Avenue,  10th
Floor,  New York, New York 10018 (if received in time to be acted upon);  (ii)
attending  the Meeting and voting in person;  or (iii) signing and returning a later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of  Trinity  Value Fund does not intend to bring any matters  before the Meeting other than those  described in this proxy.  It is not  aware of any  other  matters  to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come  before the  Meeting,  the proxy ballots confer  discretionary  authority with respect to such matters,  and it is the  intention of the persons  named to vote proxies to vote in  accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of Trinity  Value Fund at the close of  business on July 9, 2003 (the  "record  date") will be entitled to vote at the Meeting.
On July 9, 2003, there were 1,076,813.848  outstanding shares of Trinity Value
Fund,  consisting of 514,047.696  Class A shares,  236,602.716 Class B shares,
216,294.227  Class C shares,  31,424.951 Class N shares and 78,444.258 Class Y shares.  On July 9,  2003,  there  were  14,991,347.02  outstanding  shares of
Value Fund,  consisting of 10,126,454.127 Class A shares,  3,103,893.693 Class
B  shares,  1,445,033.868  Class C  shares,  219,725.882  Class N  shares  and
96,239.450  Class Y shares.  Under relevant state law and Trinity Value Fund's charter documents,  Proxies representing abstentions and broker non-votes will be included  for  purposes of  determining  whether a quorum is present at the
Meeting,  but will be  treated as votes not cast and,  therefore,  will not be counted for  purposes of  determining  whether the matters and  proposals  and motions to be voted upon at the Meeting  have been  approved.  For purposes of the Meeting,  a majority of shares  outstanding and entitled to vote,  present
in  person  or  represented  by  proxy,   constitutes  a  quorum.  Value  Fund
shareholders do not vote on the Reorganization.

What other solicitations will be made?

      Trinity  Value  Fund  will  request  broker-dealer  firms,   custodians,
nominees and  fiduciaries to forward proxy  material to the beneficial  owners of the shares of record, and may reimburse them for their reasonable  expenses
incurred  in  connection  with  such  proxy   solicitation.   In  addition  to
solicitations  by  mail,  officers  of  Trinity  Value  Fund or  officers  and employees  of  OppenheimerFunds  Services,  without  extra  pay,  may  conduct
additional   solicitations  personally  or  by  telephone  or  telegraph.  Any expenses so incurred will be borne by OppenheimerFunds  Services.  Proxies may also be solicited by a proxy  solicitation  firm hired at Trinity Value Fund's expense.  If a proxy  solicitation  firm is hired, it is anticipated  that the cost of engaging a proxy solicitation firm would not exceed $32,000,  plus the additional  costs which would be incurred in connection with contacting  those shareholders who have not voted, in the event of a need for  resolicitation of votes.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based
on  instructions   received  from  its  customers.   If  no  instructions  are
received,  and the  broker-dealer  does not have  discretionary  power to vote such street account shares under  applicable  stock exchange rules, the shares represented  thereby  will be  considered  to be  present at the  Meeting  for purposes only of determining the quorum ("broker  non-votes").  Because of the need to obtain the above described vote of the outstanding  voting  securities for the  Reorganization  proposal to pass,  abstentions  and broker  non-votes will have the same effect as a vote "against" the Proposal.

Are there any Appraisal Rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the  closing  date for the  Reorganization.  On or after  the  Valuation
Date,  you may redeem your new Value Fund shares or exchange  them into shares of  certain  other  funds in the  OppenheimerFunds  family  of  mutual  funds, subject to the terms of the prospectuses of both funds.

                            INFORMATION ABOUT VALUE FUND

Information  about  Value Fund (SEC File No.  811-3346)  is  included in Value
Fund's  Prospectus dated December 23, 2002, which  accompanies and is attached to and considered a part of this Proxy  Statement and  Prospectus.  Additional information  about  Value  Fund is  included  in  Value  Fund's  Statement  of
Additional  Information  dated December 23, 2002, as revised January 15, 2003, and as  supplemented  March 31, 2003,  and its Annual  Report and  Semi-Annual
Reports  dated October 31, 2002 and April 30, 2003,  respectively,  which have been  filed with the SEC and are  incorporated  herein by  reference.  You may request  a free  copy of these  materials  and other  information  by  calling
1.800.780.7780 or by writing to Value Fund at OppenheimerFunds  Services, P.O.
Box 5270,  Denver,  CO 80217.  Value Fund also files proxy materials,  reports and  other  information  with the SEC in  accordance  with  the  informational requirements  of the  Securities  and  Exchange  Act of 1934 and the 1940 Act.
These  materials  can be inspected  and copied at: the SEC's Public  Reference
Room in  Washington,  D.C.  (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's  Internet  website at  http://www.sec.gov.  Copies  may be  obtained upon payment of a duplicating  fee by  electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to the  SEC's  Public  Reference
          ------------------
Section, Washington, D.C. 20549-0102.

                        INFORMATION ABOUT TRINITY VALUE FUND

      Information  about Trinity Value Fund (File No. 811-9365) is included in the current  Trinity  Value Fund  Prospectus  dated  September  24,  2002,  as supplemented  May 14, 2003.  This  document has been filed with the SEC and is incorporated herein by reference.  Additional  information about Trinity Value
Fund is also included in the Fund's Statement of Additional  Information dated
September 24, 2002, as revised  October 15, 2002,  and as  supplemented  March
31,  2003 and its Annual  Report  dated July 31, 2002 and  Semi-Annual  Report dated  January  31,  2003,  which  have  been  filed  with  the  SEC  and  are incorporated  herein by  reference.  You may  request  free copies of these or other documents  relating to Trinity Value Fund by calling  1.800.708.7780  or by writing to Trinity Value Fund at OppenheimerFunds  Services, P.O. Box 5270,
Denver,  CO 80217.  Reports and other  information filed by Trinity Value Fund
can  be  inspected  and  copied  at:  the  SEC's  Public   Reference  Room  in
Washington,  D.C. (Phone:  1.202.942.8090)  or the EDGAR database on the SEC's
Internet  website at  http://www.sec.gov.  Copies may be obtained upon payment of a  duplicating  fee by  electronic  request  at the SEC's  e-mail  address:
PUBLICINFO@SEC.GOV  or by  writing  to the  SEC's  Public  Reference  Section,
------------------
Washington, D.C. 20549-0102.

                               PRINCIPAL SHAREHOLDERS

As of July 9, 2003,  the  officers and  Trustees of Trinity  Value Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of any class of shares of Trinity Value Fund.

As of July 9, 2003,  the only persons who owned of record or were known by the
Trinity Value Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were as follows:

Merrill, Lynch, Pierce, Fenner & Smith for the Sole Benefit of its Customers,
Attention Fund Administration, 4800 Deer Lake Drive East, Third Floor,
Jacksonville, Florida 32246-6484 (which owned 16,381.891 Class B shares or
6.92% of the Class B shares then outstanding).

Retirement Plan Shareholder Services TR, Superior Tool & Die Company, Inc.
401(k) plan, Attention John Pickens, P.O. Box 2640, Florence, Alabama
35630-0024 (which owned 12,004.730 shares or 5.55% of the Class C shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Garry J. Kroeger,
8104 Melody Lane, Dickinson, Texas 77539-7404 (which owned 10,709.814 Class N shares or 34.08% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO Vernette H. Pickens,
811 Jabo Drive, Killen, Alabama 35645-8427 (which owned 4,591.209 Class N shares or 14.61% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Rollover IRA FBO David E. Runyon, 4
Apple Blossom Lane, Alexandria, Kentucky 41001-1202 (which owned 1,744.139 or
5.55% of the Class N shares then outstanding).

Retirement Plan Shareholder Services TR Single 401(k) Douglas C. Crutcher MD
PSC FBO Douglas C. Crutcher, 3708 Winding Wood Place, Lexington, Kentucky
40515-1281 (which owned 1,574.803 Class N shares or 5.01% of the Class N shares then outstanding).

New York Yacht Club Pension Plan, Attention Susan Cisneros, 498 Seventh
Avenue, 14th Floor, New York, NY 10018-6798 (which owned 42,008.186 Class Y shares or 53.55% of the Class Y shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116-5021
(which owned 36,336.072 Class Y shares or 46.32% of the Class Y shares then outstanding).

As of July 9, 2003, the officers and Trustees of Value Fund, as a group, owned less than 1% of the outstanding voting shares of any class of shares of
Value Fund. As of July 9, 2003, the only persons who owned of record or were known by the Value Fund to own beneficially 5% or more of any class of the
Fund's outstanding shares were as follows:

Rollin M. Dick TR, Haverstick Consulting Inc. 401(k) plan, 11405 North
Pennsylvania Street, Suite 210, Carmel, Indiana 46032-6905 (which owned
17,304.505 shares or 7.87% of the Class N shares then outstanding).

Pershing LLC, P.O. Box 2052, Jersey City, New Jersey 07303-9998 (which owned
13,570.331 Class N shares or 6.17% of the Class N shares then outstanding).

IBT & Company Customer, OppenheimerFunds Capital Accumulation Plan, Attention
MML037, 200 Clarendon Street, 16th Floor (which owned 96,181.879 or 99.94% of the Class N shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary

July 22, 2003

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A     Agreement and Plan of Reorganization between Oppenheimer Trinity Value
      Fund and Oppenheimer Value Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
    April 17, 2003 by and between  Oppenheimer  Trinity Value Fund ("Trinity Value
    Fund"),  a  Massachusetts  business trust and  Oppenheimer  Value Fund ("Value
    Fund"), a series of Oppenheimer Series Fund, Inc., a Maryland corporation.

                                 W I T N E S S E T H:

          WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

          WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
    amended (the "Code"),  of Trinity Value Fund through the  acquisition by Value
    Fund of  substantially  all of the  assets of Trinity  Value Fund in  exchange for Class A, Class B, Class C,  Class N and Class Y  ("shares")  of Value Fund and the  assumption  by Value Fund of  certain  liabilities  of Trinity  Value
    Fund,  which  Class A,  Class B,  Class C, Class N and Class Y shares of Value
    Fund  are  to  be   distributed   by  Trinity  Value  Fund  pro  rata  to  its
    shareholders  in  complete  liquidation  of Trinity  Value  Fund and  complete cancellation of its shares;

          NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
    contained, the parties hereto agree as follows:

          1.    The  parties  hereto  hereby  adopt  this  Agreement  and  Plan of
    Reorganization  (the  "Agreement")  pursuant to Section  368(a)(1) of the Code as  follows:  The  reorganization  will be  comprised  of the  acquisition  by
    Value  Fund of  substantially  all of the  assets  of  Trinity  Value  Fund in exchange  for Class A,  Class B,  Class C, Class N and Class Y shares of Value
    Fund and the  assumption  by Value  Fund of  certain  liabilities  of  Trinity
    Value Fund,  followed by the  distribution  of such Class A, Class B, Class C,
    Class N and Class Y shares of Value  Fund to the  Class A,  Class B,  Class C,
    Class N and Class Y  shareholders  of Trinity Value Fund in exchange for their
    Class A, Class B, Class C, Class N and Class Y shares of Trinity  Value  Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

                The  share   transfer   books  of  Trinity   Value  Fund  will  be
    permanently  closed  at the  close  of  business  on the  Valuation  Date  (as hereinafter  defined) and only redemption  requests received in proper form on or prior to the close of business  on the  Valuation  Date shall be  fulfilled by Trinity  Value Fund;  redemption  requests  received by Trinity  Value Fund after  that date  shall be  treated  as  requests  for the  redemption  of the shares of Value Fund to be  distributed  to the  shareholder  in  question  as provided in Section 5 hereof.

      2.    On the Closing  Date (as  hereinafter  defined),  all of the assets of
    Trinity  Value  Fund  on  that  date,  excluding  a cash  reserve  (the  "cash reserve") to be retained by Trinity Value Fund  sufficient  in its  discretion for the payment of the expenses of Trinity  Value Fund's  dissolution  and its liabilities,  but not in excess of the amount  contemplated  by  Section  10E, shall be  delivered  as provided in Section 8 to Value Fund,  in exchange  for and against  delivery to Trinity Value Fund on the Closing Date of a number of
    Class A, Class B, Class C,  Class N and Class Y shares of Value  Fund,  having an  aggregate  net asset  value  equal to the value of the  assets of  Trinity
    Value Fund so transferred and delivered.

      3.    The net asset  value of Class A,  Class B,  Class C, Class N and Class
    Y shares of Value Fund and the value of the  assets of  Trinity  Value Fund to be  transferred  shall in each case be  determined as of the close of business of The New York Stock Exchange on the Valuation  Date. The  computation of the net asset  value of the Class A,  Class B, Class C, Class N and Class Y shares of Value  Fund and the Class A,  Class B,  Class C, Class N and Class Y shares of  Trinity  Value  Fund  shall be done in the  manner  used by Value Fund and
    Trinity Value Fund,  respectively,  in the computation of such net asset value per share as set forth in their respective  prospectuses.  The methods used by
    Value  Fund in such  computation  shall be  applied  to the  valuation  of the assets of Trinity Value Fund to be transferred to Value Fund.

            Trinity  Value Fund shall  declare and pay,  immediately  prior to the
    Valuation  Date, a dividend or  dividends  which,  together  with all previous such dividends,  shall have the effect of distributing to Trinity Value Fund's shareholders  all of Trinity Value Fund's  investment  company  taxable income for taxable  years  ending on or prior to the Closing Date  (computed  without regard  to any  dividends  paid)  and all of its  net  capital  gain,  if any, realized  in  taxable  years  ending on or prior to the  Closing  Date  (after reduction for any capital loss carry-forward).

      4.    The   closing   (the   "Closing")   shall   be  at  the   offices   of
    OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way, Centennial,  CO
    80112,  on such time or such place as the parties may designate or as provided below (the  "Closing  Date").  The business day  preceding the Closing Date is herein referred to as the "Valuation Date."

            In the event that on the  Valuation  Date either  party has,  pursuant to the  Investment  Company Act of 1940, as amended (the "Act"),  or any rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

    5.      In conjunction  with the Closing,  Trinity Value Fund shall distribute on a pro rata  basis  to the  shareholders  of  Trinity  Value  Fund as of the
    Valuation  Date Class A, Class B, Class C, Class N and Class Y shares of Value
    Fund  received by Trinity  Value Fund on the Closing  Date in exchange for the assets of Trinity  Value Fund in complete  liquidation  of Trinity Value Fund;
    for the purpose of the  distribution  by Trinity  Value Fund of Class A, Class
    B, Class C, Class N and Class Y shares of Value Fund to Trinity  Value  Fund's shareholders,  Value  Fund will  promptly  cause its  transfer  agent to:  (a)
    credit an  appropriate  number of Class A, Class B, Class C, Class N and Class
    Y shares of Value  Fund on the books of Value  Fund to each  Class A, Class B,
    Class C, Class N and Class Y  shareholder  of Trinity Value Fund in accordance with a list  (the  "Shareholder  List") of  Trinity  Value  Fund  shareholders received from Trinity  Value Fund;  and (b) confirm an  appropriate  number of
    Class A,  Class B,  Class C,  Class N and Class Y shares of Value Fund to each
    Class A, Class B, Class C, Class N and Class Y  shareholder  of Trinity  Value
    Fund;  certificates  for  Class A shares of Value  Fund  will be  issued  upon written  request of a former  shareholder  of Trinity  Value Fund but only for whole shares,  with fractional  shares credited to the name of the shareholder on the books of Value Fund and only after any share  certificates  for Trinity
    Value Fund are returned to the transfer agent.

            The Shareholder  List shall  indicate,  as of the close of business on the Valuation Date, the name and address of each  shareholder of Trinity Value
    Fund,  indicating  his or her share  balance.  Trinity  Value  Fund  agrees to supply the  Shareholder  List to Value Fund not later than the  Closing  Date.
    Shareholders  of Trinity Value Fund holding  certificates  representing  their shares  shall not be required to  surrender  their  certificates  to anyone in connection with the  reorganization.  After the Closing Date, however, it will be necessary for such  shareholders to surrender  their  certificates in order to redeem, transfer or pledge the shares of Value Fund which they received.

      6.    Within one year after the Closing  Date,  Trinity Value Fund shall (a)
    either pay or make provision for payment of all of its  liabilities and taxes, and (b) either (i) transfer any remaining  amount of the cash reserve to Value
    Fund,  if  such  remaining  amount  (as  reduced  by  the  estimated  cost  of distributing  it to  shareholders)  is not material (as defined below) or (ii)
    distribute such remaining  amount to the shareholders of Trinity Value Fund on the Valuation  Date.  Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after  deduction of the estimated  expenses of the  distribution,  equals or exceeds one cent per share of Trinity Value Fund shares outstanding on the Valuation Date.

      7.    Prior to the Closing  Date,  there shall be  coordination  between the parties as to their respective  portfolios so that,  after the Closing,  Value
    Fund  will  be  in  compliance  with  all  of  its  investment   policies  and
    restrictions.  At the Closing,  Trinity Value Fund shall deliver to Value Fund two copies of a list setting forth the securities  then owned by Trinity Value
    Fund.  Promptly  after the Closing,  Trinity  Value Fund shall  provide  Value
    Fund a list setting forth the respective federal income tax bases thereof.

      8.    Portfolio  securities or written evidence  acceptable to Value Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
    Federal Reserve Book Entry System or any other depository  approved by Trinity
    Value  Fund  pursuant  to Rule  17f-4  and Rule  17f-5  under the Act shall be endorsed and delivered,  or transferred by appropriate  transfer or assignment documents,  by Trinity Value Fund on the Closing Date to Value Fund, or at its
    direction,  to its  custodian  bank,  in  proper  form  for  transfer  in such condition  as to  constitute  good  delivery  thereof in  accordance  with the custom of brokers and shall be  accompanied  by all necessary  state  transfer stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or intra-bank  transfer payable to the order of Value  Fund for the  account  of Value  Fund.  Class A,  Class B,  Class C,
    Class N and Class Y shares of Value Fund  representing  the number of Class A,
    Class B, Class C,  Class N and Class Y shares of Value  Fund  being  delivered against the assets of Trinity  Value Fund,  registered  in the name of Trinity
    Value Fund,  shall be  transferred  to Trinity Value Fund on the Closing Date.
    Such  shares  shall  thereupon  be  assigned  by  Trinity  Value  Fund  to its shareholders  so that the shares of Value Fund may be  distributed as provided in Section 5.

      If, at the  Closing  Date,  Trinity  Value  Fund is unable to make  delivery under this Section 8 to Value Fund of any of its portfolio  securities or cash for the reason that any of such  securities  purchased by Trinity  Value Fund, or the cash proceeds of a sale of portfolio  securities,  prior to the Closing
    Date have not yet been  delivered  to it or Trinity  Value  Fund's  custodian, then  the  delivery  requirements  of  this  Section  8 with  respect  to said undelivered  securities  or cash will be waived  and  Trinity  Value Fund will deliver  to  Value  Fund  by or on the  Closing  Date  with  respect  to  said undelivered  securities or cash executed  copies of an agreement or agreements of assignment in a form reasonably  satisfactory to Value Fund,  together with such  other  documents,  including  a due  bill  or  due  bills  and  brokers'
    confirmation slips as may reasonably be required by Value Fund.

      9.    Value  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased  which have not settled and for  shareholder  redemption and dividend  checks  outstanding)  of Trinity  Value Fund,  but Trinity Value
    Fund  will,  nevertheless,  use  its  best  efforts  to  discharge  all  known liabilities,  so far as may be possible,  prior to the Closing Date.  The cost of printing  and mailing  the  proxies and proxy  statements  will be borne by
    Trinity  Value Fund.  Trinity  Value Fund and Value Fund will bear the cost of their respective tax opinion.  Any documents such as existing  prospectuses or annual  reports  that are  included in that mailing will be a cost of the Fund issuing  the  document.  Any other  out-of-pocket  expenses  of Value Fund and
    Trinity  Value Fund  associated  with this  reorganization,  including  legal, accounting  and transfer agent  expenses,  will be borne by Trinity Value Fund and Value Fund, respectively, in the amounts so incurred by each.

      10.   The  obligations  of Value  Fund  hereunder  shall be  subject  to the following conditions:

      A.    The Board of  Trustees  of Trinity  Value  Fund shall have  authorized the execution of the  Agreement,  and the  shareholders  of Trinity Value Fund shall have approved the Agreement and the  transactions  contemplated  hereby, and  Trinity  Value  Fund  shall  have  furnished  to  Value  Fund  copies  of resolutions  to  that  effect  certified  by the  Secretary  or the  Assistant
    Secretary of Trinity Value Fund; such shareholder  approval shall have been by the  affirmative  vote  required  by the  Massachusetts  Law and  its  charter documents  at  a  meeting  for  which  proxies  have  been  solicited  by  the
    Prospectus and Proxy Statement (as hereinafter defined).

      B.    Value Fund  shall have  received  an opinion  dated as of the  Closing
    Date from counsel to Trinity  Value Fund, to the effect that (i) Trinity Value
    Fund  is a  business  trust  duly  organized,  validly  existing  and in  good standing  under the laws of the  State of  Massachusetts  with full  corporate powers to carry on its business as then being  conducted and to enter into and perform  the  Agreement;  and  (ii)  that  all  action  necessary  to make the
    Agreement,  according to its terms, valid,  binding and enforceable on Trinity
    Value Fund and to authorize  effectively the transactions  contemplated by the
    Agreement  have been taken by Trinity  Value Fund.  Massachusetts  counsel may be relied upon for this opinion.

      C.    The  representations  and  warranties of Trinity Value Fund  contained herein  shall be true and  correct at and as of the  Closing  Date,  and Value
    Fund shall have been furnished with a certificate of the President,  or a Vice
    President,  or the  Secretary or the  Assistant  Secretary or the Treasurer of
    Trinity Value Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date,  Trinity  Value Fund shall have  furnished to Value
      Fund a  certificate  of the  Treasurer  or  Assistant  Treasurer  of Trinity
      Value  Fund  as to the  amount  of  the  capital  loss  carry-over  and  net unrealized  appreciation  or  depreciation,  if any, with respect to Trinity
      Value Fund as of the Closing Date.

E.    The cash  reserve  shall not exceed 10% of the value of the net  assets, nor 30% in value
    of the gross  assets,  of Trinity  Value Fund at the close of  business on the
    Valuation Date.

F.    A  Registration  Statement  on Form N-14  filed by Value  Fund under the
    Securities   Act  of  1933,   as  amended  (the  "1933  Act"),   containing  a
    preliminary  form of the  Prospectus  and Proxy  Statement,  shall have become effective under the 1933 Act.

      G.    On the  Closing  Date,  Value  Fund  shall  have  received a letter of
    Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
    acceptable  to  Value  Fund,  stating  that  nothing  has  come  to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any  material,  actual or  contingent  liabilities  of Trinity
    Value Fund arising out of  litigation  brought  against  Trinity Value Fund or claims asserted  against it, or pending or to the best of his or her knowledge threatened  claims or  litigation  not  reflected in or apparent from the most recent audited  financial  statements  and footnotes  thereto of Trinity Value
    Fund  delivered to Value Fund.  Such letter may also  include such  additional statements  relating to the scope of the review  conducted  by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

H.    Value Fund shall  have  received  an  opinion,  dated as of the  Closing
    Date, of KPMG LLP, to the same effect as the opinion  contemplated  by Section
    11.E. of the Agreement.

I.    Value Fund  shall  have  received  at the  Closing  all of the assets of
    Trinity  Value Fund to be conveyed  hereunder,  which assets shall be free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever.

11.   The  obligations of Trinity Value Fund hereunder shall be subject to the following conditions:

      A.    The  Board of  Directors  of Value  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
    Value Fund shall have  furnished to Trinity  Value Fund copies of  resolutions to that effect certified by the Secretary or the Assistant  Secretary of Value
    Fund.

      B.    Trinity  Value Fund's  shareholders  shall have approved the Agreement and the transactions  contemplated  hereby, by an affirmative vote required by
    Massachusetts  Law and its charter documents and Trinity Value Fund shall have furnished  Value Fund copies of  resolutions  to that effect  certified by the
    Secretary or an Assistant Secretary of Trinity Value Fund.

      C.    Trinity  Value  Fund shall have  received  an opinion  dated as of the
    Closing  Date from counsel to Value Fund,  to the effect that (i)  Oppenheimer
    Series Fund,  Inc. is a corporation  duly organized,  validly  existing and in good  standing  under the laws of the State of  Maryland  with full  powers to carry on its  business as then being  conducted  and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement,  according to its terms,  valid,  binding and  enforceable  upon Value Fund and to authorize effectively the transactions  contemplated by the Agreement have been taken by
    Value  Fund,  and (iii) the  shares of Value Fund to be issued  hereunder  are duly  authorized  and when  issued  will be  validly  issued,  fully-paid  and non-assessable. Maryland counsel may be relied upon for this opinion.

      D.    The  representations  and  warranties of Value Fund  contained  herein shall be true and correct at and as of the  Closing  Date,  and Trinity  Value
    Fund shall have been furnished  with a certificate  of the  President,  a Vice
    President or the Secretary or the Assistant  Secretary or the Treasurer of the
    Trust to that effect dated as of the Closing Date.

      E.    Trinity  Value Fund shall have  received an opinion of KPMG LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in  accordance  with (i) Trinity
    Value Fund's  representation that there is no plan or intention by any Trinity
    Value  Fund   shareholder  who  owns  5%  or  more  of  Trinity  Value  Fund's outstanding shares,  and, to Trinity Value Fund's best knowledge,  there is no
    plan  or  intention  on  the  part  of  the   remaining   Trinity  Value  Fund
    shareholders,  to redeem,  sell,  exchange or otherwise dispose of a number of
    Value Fund shares received in the transaction  that would reduce Trinity Value
    Fund  shareholders'  ownership  of Value  Fund  shares  to a number  of shares having a value,  as of the Closing  Date, of less than 50% of the value of all of the  formerly  outstanding  Trinity  Value Fund shares as of the same date, and (ii) the  representation  by each of  Trinity  Value  Fund and Value  Fund that, as of the Closing  Date,  Trinity Value Fund and Value Fund will qualify as regulated  investment  companies or will meet the  diversification  test of
    Section 368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
    Code, and under the regulations promulgated thereunder.

      2.    Trinity  Value Fund and Value Fund will each  qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

      3.    No gain or loss will be  recognized  by the  shareholders  of  Trinity
    Value  Fund upon the  distribution  of Class A,  Class B, Class C, Class N and
    Class Y shares of  beneficial  interest in Value Fund to the  shareholders  of
    Trinity Value Fund pursuant to Section 354 of the Code.

      4.    Under  Section  361(a) of the Code no gain or loss will be  recognized by  Trinity  Value Fund by reason of the  transfer  of  substantially  all its assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of Value Fund.

      5.    Under  Section 1032 of the Code no gain or loss will be  recognized by
    Value Fund by reason of the  transfer of  substantially  all of Trinity  Value
    Fund's  assets in exchange  for Class A, Class B, Class C, Class N and Class Y shares of Value Fund and Value Fund's  assumption  of certain  liabilities  of
    Trinity Value Fund.

      6.    The  shareholders  of Trinity  Value Fund will have the same tax basis and  holding  period  for the Class A,  Class B,  Class C, Class N and Class Y
    shares of Value  Fund that they  receive  as they had for  Trinity  Value Fund shares that they  previously  held,  pursuant to Section  358(a) and  1223(1), respectively, of the Code.

      7.    The  securities  transferred  by Trinity Value Fund to Value Fund will have the same tax basis and holding  period in the hands of Value Fund as they
    had  for  Trinity  Value  Fund,   pursuant  to  Section  362(b)  and  1223(1),
    respectively, of the Code.

      F.    The  cash  reserve  shall  not  exceed  10% of the  value  of the  net assets,  nor 30% in value of the gross  assets,  of Trinity  Value Fund at the close of business on the Valuation Date.

      G.    A  Registration  Statement  on Form N-14 filed by Value Fund under the
    1933  Act,   containing  a  preliminary  form  of  the  Prospectus  and  Proxy
    Statement, shall have become effective under the 1933 Act.

      H.    On the Closing  Date,  Trinity Value Fund shall have received a letter of Robert G. Zack or other senior executive officer of OppenheimerFunds,  Inc.
    acceptable to Trinity Value Fund,  stating that nothing has come to his or her attention  which in his or her judgment  would indicate that as of the Closing
    Date there were any material,  actual or contingent  liabilities of Value Fund arising  out of  litigation  brought  against  Value  Fund or claims  asserted against  it, or pending  or, to the best of his or her  knowledge,  threatened claims or litigation  not reflected in or apparent by the most recent  audited financial  statements and footnotes thereto of Value Fund delivered to Trinity
    Value Fund. Such letter may also include such additional  statements  relating to  the  scope  of  the  review  conducted  by  such  person  and  his  or her
    responsibilities   and   liabilities  as  are  not   unreasonable   under  the
    circumstances.

I.    Trinity  Value Fund shall  acknowledge  receipt of the Class A, Class B,
    Class C, Class N and Class Y shares of Value Fund.

      12.   Trinity Value Fund hereby represents and warrants that:

      A.    The  audited  financial  statements  of Trinity  Value Fund as of July
    31, 2002 and unaudited financial  statements as of January 31, 2003 heretofore furnished to Value Fund,  present  fairly the financial  position,  results of operations,  and changes in net assets of Trinity  Value Fund as of that date, in conformity  with  generally  accepted  accounting  principles  applied on a basis  consistent  with the  preceding  year;  and that from  January 31, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any  material  adverse  change in the business or financial condition of Trinity  Value Fund,  it being agreed that a decrease in the size of  Trinity  Value  Fund due to a  diminution  in the  value of its  portfolio and/or  redemption  of its shares shall not be  considered a material  adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
    contemplated thereby by Trinity Value Fund's shareholders,  Trinity Value Fund has  authority  to  transfer  all of the  assets of  Trinity  Value Fund to be conveyed  hereunder  free  and  clear  of all  liens,  encumbrances,  security interests, restrictions and limitations whatsoever;

C.    The Prospectus, as amended and supplemented,  contained in Trinity Value
    Fund's  Registration  Statement  under  the 1933  Act,  as  amended,  is true, correct and complete,  conforms to the  requirements  of the 1933 Act and does not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements  therein not misleading.  The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective Amendment,  true, correct and complete,  conformed to the  requirements  of the 1933 Act and did not  contain  any  untrue  statement  of a  material  fact or omit to  state a material  fact  required  to be  stated  therein  or  necessary  to  make  the statements therein not misleading;

      D.    There is no material  contingent  liability of Trinity  Value Fund and no material claim and no material legal,  administrative  or other proceedings pending  or, to the  knowledge  of  Trinity  Value  Fund,  threatened  against
    Trinity Value Fund, not reflected in such Prospectus;

      E.    Except   for  the   Agreement,   there  are  no   material   contracts
    outstanding  to which Trinity Value Fund is a party other than those  ordinary in the conduct of its business;

      F.    Trinity Value Fund is a  Massachusetts  business trust duly organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Massachusetts;   and  has  all  necessary  and  material   Federal  and  state
    authorizations  to own all of its assets and to carry on its  business  as now being conducted;  and Trinity Value Fund that is duly registered under the Act and such  registration  has not been rescinded or revoked and is in full force and effect;

      G.    All Federal  and other tax  returns and reports of Trinity  Value Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of Trinity
    Value Fund no such return is currently  under audit and no assessment has been asserted  with respect to such returns and to the extent such tax returns with respect to the  taxable  year of Trinity  Value Fund ended July 31,  2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due; and

      H.    Trinity  Value Fund has elected that Trinity  Value Fund be treated as a regulated  investment  company and, for each fiscal year of its  operations,
    Trinity  Value Fund has met the  requirements  of Subchapter M of the Code for qualification  and  treatment  as a regulated  investment  company and Trinity
    Value  Fund  intends to meet such  requirements  with  respect to its  current taxable year.

13.   Value Fund hereby represents and warrants that:

A.    The audited  financial  statements  of Value Fund as of October 31, 2002 and  unaudited  financial  statements  as  of  February  28,  2003  heretofore furnished  to Trinity  Value  Fund,  present  fairly the  financial  position, results of  operations,  and changes in net assets of Value  Fund,  as of that date, in conformity with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year; and that from February 28, 2003 through the date  hereof  there have not been,  and  through the Closing  Date there will not be, any material  adverse  changes in the business or financial condition of Value Fund,  it being  understood  that a decrease in the size of
    Value  Fund  due  to a  diminution  in  the  value  of  its  portfolio  and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus,  as amended and supplemented,  contained in Value Fund's
    Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
    The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
    therein or necessary to make the statements therein not misleading;

      C.    Except for this Agreement,  there is no material contingent  liability of Value Fund and no material claim and no material legal,  administrative  or other  proceedings  pending or, to the  knowledge  of Value  Fund,  threatened against Value Fund, not reflected in such Prospectus;

      D.    There are no material  contracts  outstanding to which Value Fund is a party other than those ordinary in the conduct of its business;

      E.    Oppenheimer  Series  Fund,  Inc.  is  a  corporation  duly  organized, validly  existing  and in  good  standing  under  the  laws  of the  State  of
    Maryland;  Value  Fund  has all  necessary  and  material  Federal  and  state authorizations  to own all its  properties  and  assets  and to  carry  on its business  as now being  conducted;  the Class A, Class B, Class C, Class N and
    Class Y shares of Value Fund which it issues to  Trinity  Value Fund  pursuant to the Agreement  will be duly  authorized,  validly  issued,  fully-paid  and non-assessable,  will conform to the  description  thereof  contained in Value
    Fund's  Registration  Statement and will be duly registered under the 1933 Act and in the  states  where  registration  is  required;  and Value Fund is duly registered  under  the Act and  such  registration  has not  been  revoked  or rescinded and is in full force and effect;

      F.    All Federal  and other tax returns and reports of Value Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge  of Value Fund,  no such return is currently  under audit and no assessment has been asserted with respect to such  returns and to the extent such tax  returns  with  respect to the  taxable  year of Value Fund ended  October  31, 2002 have not been filed, such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G.    Value  Fund  has  elected  to be  treated  as a  regulated  investment company  and, for each fiscal year of its  operations,  Value Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a regulated  investment company and Value Fund intends to meet such requirements with respect to its current taxable year;

      H.    Value  Fund  has no plan or  intention  (i) to  dispose  of any of the assets  transferred by Trinity Value Fund,  other than in the ordinary  course of  business,  or (ii) to redeem  or  reacquire  any of the Class A,  Class B,
    Class C, Class N and Class Y shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

      I.    After   consummation   of  the   transactions   contemplated   by  the
    Agreement,  Value Fund  intends to operate  its  business  in a  substantially unchanged manner.

      14.   Each  party  hereby  represents  to the other that no broker or finder has been  employed by it with  respect to the  Agreement  or the  transactions contemplated  hereby.  Each party also  represents  and  warrants to the other that the information  concerning it in the Prospectus and Proxy Statement will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary  to make the  statements  concerning  it  therein  not misleading  and that the financial  statements  concerning it will present the information  shown fairly in accordance  with  generally  accepted  accounting principles  applied on a basis  consistent with the preceding year. Each party also  represents  and  warrants  to the  other  that the  Agreement  is valid, binding and  enforceable in accordance  with its terms and that the execution, delivery and  performance  of the  Agreement  will not result in any violation of, or be in conflict with, any provision of any charter,  by-laws,  contract, agreement,  judgment, decree or order to which it is subject or to which it is a party.  Value Fund hereby  represents  to and  covenants  with Trinity Value
    Fund that,  if the  reorganization  becomes  effective,  Value Fund will treat each  shareholder  of Trinity  Value  Fund who  received  any of Value  Fund's shares as a result of the  reorganization  as having made the minimum  initial purchase of shares of Value Fund received by such  shareholder for the purpose of making  additional  investments in shares of Value Fund,  regardless of the value of the shares of Value Fund received.

      15.   Value  Fund  agrees  that  it will  prepare  and  file a  Registration
    Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of  Prospectus  and Proxy  Statement  contemplated  by Rule 145 under the
    1933 Act. The final form of such  Prospectus  and Proxy  Statement is referred to in the  Agreement  as the  "Prospectus  and Proxy  Statement."  Each  party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Prospectus  and  Proxy  Statement  as may be  necessary  or desirable  in this  connection.  Trinity  Value Fund  covenants  and agrees to liquidate and dissolve as soon as  practicable  to the extent  required  under the laws of the  State of  Massachusetts,  and,  upon  Closing,  to cause  the cancellation of its outstanding shares.

      16.    The  obligations  of the  parties  shall be  subject  to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      17.   The Agreement may be executed in several  counterparts,  each of which shall be deemed an  original,  but all taken  together  shall  constitute  one
    Agreement.   The  rights  and  obligations  of  each  party  pursuant  to  the
    Agreement shall not be assignable.

      18.   All  prior  or  contemporaneous  agreements  and  representations  are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

      19.   Trinity  Value Fund  understands  that the  obligations  of Value Fund under the Agreement are not binding upon any Director or  shareholder of Value
    Fund personally, but bind only Value Fund and Value Fund's property.

      20.   Value Fund  understands  that the  obligations  of Trinity  Value Fund under the  Agreement  are not  binding  upon any  Trustee  or  shareholder  of
    Trinity  Value Fund  personally,  but bind only Trinity Value Fund and Trinity
    Value  Fund's  property.  Value  Fund  represents  that it has  notice  of the provisions  of the  Declaration  of Trust of Trinity  Value  Fund  disclaiming shareholder  and trustee  liability for acts or  obligations  of Trinity Value
    Fund.

      IN WITNESS  WHEREOF,  each of the  parties  has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                  OPPENHEIMER TRINITY VALUE FUND

                  By:    /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

                  OPPENHEIMER  SERIES  FUND,  INC.  on  behalf  of its  series
                  OPPENHEIMER VALUE FUND

                  By:   /s/ Robert G. Zack
                        Robert G. Zack
                        Secretary

Part B
------

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT

                       Acquisition of the Assets of the
                        OPPENHEIMER TRINITY VALUE FUND

                     By and in exchange for Shares of the
                            OPPENHEIMER VALUE FUND

      This Statement of Additional Information to this Prospectus and Proxy
Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Trinity Value Fund ("Trinity
Value Fund") for shares of Oppenheimer Value Fund ("Value Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
Annual and  Semi-Annual  Reports  dated July 31, 2002 and  January  31,  2003, respectively,  of  Trinity  Value  Fund  (both of which  are  incorporated  by reference to Part B filed with the Initial  Registration  Statement on June 6,
2003, SEC File No. 333-105897);  (ii) the Annual Report dated October 31, 2002 of Value Fund  (incorporated  by  reference  to Part B filed with the  Initial
Registration  Statement  on  June  6,  2003,  SEC  File  No.  333-105897)  and
Semi-Annual Report dated April 30, 2003 of Value Fund (FILED HEREWITH);  (iii)
the   Prospectus  of  Trinity   Value  Fund  dated   September  24,  2002,  as
supplemented May 14, 2003  (incorporated by reference to Part B filed with the
Initial  Registration  Statement  on June 6, 2003,  SEC File No.  333-105897);
(iv) the  Statement  of  Additional  Information  of Trinity  Value Fund dated
September 24, 2002, as revised  October 15, 2002,  and as  supplemented  March
31, 2003 (both of which are  incorporated  by  reference  to Part B filed with the Initial Registration  Statement on June 6, 2003, SEC File No. 333-105897);
and (v) the Statement of Additional  Information  of Value Fund dated December
23, 2002,  as revised  January 15, 2003  (incorporated  by reference to Part B filed with the Initial  Registration  Statement on June 6, 2003,  SEC File No.
333-105897), and as supplemented July 17, 2003 (FILED HEREWITH).

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated July 22, 2003, relating to the above-referenced transaction. You can request a copy of the Prospectus and
Proxy Statement by calling 1.800.708.7780 or by writing OppenheimerFunds
Services at P.O. Box 5270, Denver, Colorado 80217. The date of this SAI is
July 22, 2003.

Oppenheimer
Value Fund

Prospectus dated December 23, 2002

As with all mutual funds, the Securities and Exchange
Commission has not approved or disapproved the Fund's
securities nor has it determined that this Prospectus is
accurate or complete. It is a criminal offense to represent
otherwise.

Oppenheimer Value Fund is a mutual fund. It seeks long-term
growth of capital by investing mainly in common stocks that
the portfolio manager believes to be undervalued.

      This Prospectus contains important information about
the Fund's objective, its investment policies, strategies
and risks. It also contains important information about how
to buy and sell shares of the Fund and other account
features. Please read this Prospectus carefully before you
invest and keep it for future reference about your account.

(logo) OppenheimerFunds
The Right Way to Invest

                             31
Contents

            About the Fund
------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Wire
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT the fund

The Fund's Investment Objective and Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The Fund  seeks long-term  growth  of  capital  by  investing  primarily  in
common   stocks   with   low   price-earnings   ratios   and
better-than-anticipated  earnings.  Realization  of  current income is a secondary consideration.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund may invest mainly in common stocks of different  capitalization ranges.
The Fund also can buy other investments, including:
o     Preferred stocks,  rights and warrants and convertible
      debt securities, and
o     Securities  of U.S.  and foreign  companies,  although
      there are limits on the Fund's  investments in foreign
      securities.

HOW DOES THE  PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO
BUY OR SELL?  In selecting  securities  for purchase or sale
by  the  Fund,   the  Fund's   portfolio   manager   selects
securities  one at a  time.  This is  called  a  "bottom  up
approach."   The   portfolio   manager  uses  a  fundamental
analysis to select  securities for the Fund that he believes
are    undervalued.    While    this    process    and   the
inter-relationship  of the factors used may change over time and its  implementation  may vary in particular  cases,  the portfolio manager currently  considers the following factors when assessing a company's business prospects:
o     Future supply/demand conditions for its key products,
o     Product cycles,
o     Quality of management,
o     Competitive position in the market place,
o     Reinvestment plans for cash generated, and
o     Better-than-expected earnings reports.
      Not all  factors  are  relevant  for every  individual
security.

The portfolio  manager may consider  selling a stock for one or more of the following reasons:
o     The stock price has reached its target,
o     The    company's    fundamentals    appear    to    be
         deteriorating, or
o     Better  stock  selections  are  believed  to have been
         identified.

WHO IS THE FUND DESIGNED FOR? The Fund is designed
primarily for investors seeking capital growth in their
investment over the long term. Because the Fund currently
focuses its investments in stocks, those investors should
be willing to assume the risks of short-term share price
fluctuations that are typical for a fund that can have
substantial stock investments. Since the Fund's income
level will fluctuate and will likely be small, it is not
designed for investors needing an assured level of current
income. Because of its focus on long-term total growth of
capital, the Fund may be appropriate for a portion of a
retirement plan investment. However, the Fund is not a
complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's
investments are subject to changes in value from a number
of factors described below. There is also the risk that
poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform
other funds having similar objectives.

Risks of  Investing  in Stocks.  Stocks  fluctuate in price, and  their  short-term  volatility  at times  may be  great.
Because  the  Fund  currently  focuses  its  investments  in stocks,  the value of the Fund's  portfolio will be affected by changes in the stock  markets.  Market  risk will  affect the Fund's per share  prices,  which will  fluctuate  as the values of the Fund's portfolio securities change.

       A variety of factors can affect the price of a
particular stock and the prices of individual stocks do not
all move in the same direction uniformly or at the same
time. Different stock markets may behave differently from
each other. In particular, because the Fund currently
emphasizes investments in stocks of U.S. issuers, it will
be affected primarily by changes in U.S. stock markets.

      Additionally, stocks of issuers in a particular
industry may be affected by changes in economic conditions
that affect that industry more than others, or by changes
in government regulations, availability of basic resources
or supplies, or other events affecting that industry. At
times, the Fund may increase the relative emphasis of its
investments in a particular industry. To the extent that
the Fund is emphasizing investments in a particular
industry, its share values may fluctuate in response to
events affecting that industry.

      Other factors can affect a particular stock's price,
such as poor earnings reports by the issuer, loss of major
customers, major litigation against the issuer, or changes
in government regulations affecting the issuer or its
industry. The Fund currently emphasizes securities of
larger companies but it can also buy stocks of small- and
medium-size companies, which may have more volatile stock
prices than stocks of larger companies.

Risks of Value Investing. Value investing seeks stocks
      having prices that are low in relation to what is
      believed to be their real worth or prospects. The
      Fund expects to realize appreciation in the value of
      its holdings when other investors realize the
      intrinsic value of those stocks. In using a value
      investing style, there is the risk that the market
      will not recognize that the securities are
      undervalued and they might not appreciate in value as
      the Manager anticipates.

RISKS OF FOREIGN INVESTING. While foreign securities offer
special investment opportunities, there are also special
risks. The change in value of a foreign currency against
the U.S. dollar will result in a change in the U.S. dollar
value of securities denominated in that foreign currency.
Foreign issuers are not subject to the same accounting and
disclosure requirements that U.S. companies are subject to.

      The value of foreign investments may be affected by
exchange control regulations, expropriation or
nationalization of a company's assets, foreign taxes,
delays in settlement of transactions, changes in
governmental economic or monetary policy in the U.S. or
abroad, or other political and economic factors.
HOW RISKY IS THE FUND OVERALL? The risks described above
collectively form the overall risk profile of the Fund, and
can affect the value of the Fund's investments, its
investment performance and the prices of its shares.
Particular investments and investment strategies also have
risks. These risks mean that you can lose money by
investing in the Fund. When you redeem your shares, they
may be worth more or less than what you paid for them. The
share prices of the Fund will change daily based on changes
in market prices of securities and market conditions, and
in response to other economic events. There is no assurance
that the Fund will achieve its investment objective.

      The Fund focuses its investments on stocks for
long-term growth. Stock markets can be volatile, and the
prices of the Fund's shares will go up and down. The Fund
generally does not use income-oriented investments to help
cushion the Fund's total return from changes in stock
prices. In the OppenheimerFunds spectrum, the Fund is
generally more conservative than aggressive growth stock
funds, but more aggressive than funds that invest in stocks
and bonds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks
of investing in the Fund, by showing changes in the Fund's
performance (for its Class A shares) from year to year for
the last 10 calendar years and by showing how the average
annual total returns of the Fund's shares, both before and
after taxes, compare to those of a broad-based market
index. The after-tax returns for the other classes of
shares will vary.

      The after-tax returns are shown for Class A shares
only and are calculated using the historical highest
individual federal marginal income tax rates in effect
during the periods shown, and do not reflect the impact of
state or local taxes. In certain cases, the figure
representing "Return After Taxes on Distributions and Sale
of Fund Shares" may be higher than the other return figures
for the same period. A higher after-tax return results when
a capital loss occurs upon redemption and translates into
an assumed tax deduction that benefits the shareholder. The
after-tax returns are calculated based on certain
assumptions mandated by regulation and your actual
after-tax returns may differ from those shown, depending on
your individual tax situation. The after-tax returns set
forth below are not relevant to investors who hold their
fund shares through tax-deferred arrangements such as
401(k) plans or IRAs or to institutional investors not
subject to tax. The Fund's past investment performance,
before and after taxes, is not necessarily an indication of
how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing
annual total returns]

Sales charges and taxes are not included in the
calculations of return in this bar chart, and if those
charges and taxes were included, the returns would be less
than those shown.
For the period from 1/1/02 through 9/30/02, the cumulative
return (not annualized) before taxes of Class A shares was
-22.49%.
During  the  period  shown  in the bar  chart,  the  highest return (not annualized)  before taxes for a calendar quarter was 18.26%  (4Qtr98) and the lowest return (not  annualized)
before taxes for a calendar quarter was -16.69% (3Qtr01).

-------------------------------------------------------------------------------------
                                                                       10 Years
Average     Annual     Total                                      ------------------
Returns   for  the   periods                                         (or life of
ended December 31, 2001            1 Year            5 Years       class, if less)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  A  Shares  (inception
9/16/85)                           -2.94%             4.15%             10.29%
  Return Before Taxes              -2.97%             2.34%             7.72%
  Return After Taxes on            -1.79%             2.92%             7.56%
  Distributions
  Return   After   Taxes  on
  Distributions  and Sale of
  Fund Shares
-------------------------------------------------------------------------------------
S & P 500 Index (reflects
no deduction for fees,
expenses or taxes)                -11.88%            10.70%            12.93%1
-------------------------------------------------------------------------------------
Class  B  Shares  (inception       -2.80%             4.29%             7.67%
10/02/95)
-------------------------------------------------------------------------------------
Class  C  Shares  (inception       1.17%              4.60%             6.11%
5/01/96)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  N  Shares  (inception        N/A2               N/A               N/A
3/01/01)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Class  Y  Shares  (inception       3.46%              5.70%             6.23%
12/16/96)
-------------------------------------------------------------------------------------
1 From 12/31/91.
2 Because  this is a new class of  shares,  return  data for the period specified is not available.

The Fund's average annual total returns include the
applicable sales charge:  for Class A, the current maximum
initial sales charge of 5.75%; for Class B, the contingent
deferred sales charges of 5% (1-year) and 2% (5 years); and
for Class C, the 1% contingent deferred sales charge for
the 1-year period. Because Class B shares convert to Class
A shares 72 months after purchase, Class B "life-of-class"
performance does not include any contingent deferred sales
charge and uses Class A performance for the period after
conversion. There is no sales charge for Class Y shares.
The Fund's returns measure the performance of a
hypothetical account and assume that all dividends and
capital gains distributions have been reinvested in
additional shares.  The performance of the Fund's Class A
shares is compared to the S & P 500 Index, an unmanaged
index of common stocks.  The index performance reflects the
reinvestment of income but does not reflect transaction
costs.  The Fund's investments vary from the securities in
the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand
the fees and expenses you may pay if you buy and hold
shares of the Fund. The Fund pays a variety of expenses
directly for management of its assets, administration,
distribution of its shares and other services. Those
expenses are subtracted from the Fund's assets to calculate
the Fund's net asset values per share. All shareholders
therefore pay those expenses indirectly.  Shareholders pay
other transaction expenses directly, such as sales charges.
The numbers below are based on the Fund's expenses during
its fiscal year ended October 31, 2002.

Shareholder   Fees   (charges   paid   directly   from  your
investment):

-----------------------------------------------------------------------------------
                            Class A   Class B    Class C    Class N      Class Y
                            Shares      Shares     Shares     Shares     Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge         5.75%       None       None       None       None
(Load) on purchases
(as % of offering price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the             None1       5%2        1%3        1%4        None
original offering price
or redemption proceeds)
-----------------------------------------------------------------------------------
1.    A contingent deferred sales charge may apply to
   redemptions of investments of $1 million or more
   ($500,000 for certain retirement plan accounts) of Class
   A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase.
   The contingent deferred sales charge declines to 1% in
   the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of
   purchase.
4.    Applies to shares redeemed within 18 months of a
   retirement plan's first purchase of Class N shares.
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------------------------------------------------------
                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Management Fees             0.625%      0.625%      0.625%      0.625%      0.625%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Distribution       and/or    0.24%       1.00%       1.00%       0.50%       None
Service (12b-1) Fees
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Other Expenses               0.35%       0.38%       0.37%       0.36%       3.14%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total  Annual   Operating    1.22%       2.01%       2.00%       1.49%       3.77%
Expenses
--------------------------------------------------------------------------------------
Expenses may vary in future years. "Other expenses" include
transfer agent fees, custodial fees, and accounting and
legal expenses that the Fund pays.  The Transfer Agent has
voluntarily undertaken to the Fund to limit the transfer
agent fees to 0.25% of average daily net assets per fiscal
year for Class Y shares and 0.35% of average daily net
assets per fiscal year for all other classes. That
undertaking for Class Y shares was effective January 1,
2001 through October 31, 2002 and all undertakings may be
amended or withdrawn at any time. After the waiver, the
actual "Other Expenses" and "Total Annual Operating
Expenses" as percentages of average daily net assets were
0.60% and 1.23%, respectively, for Class Y shares.  For the
Fund's fiscal year ended October 31, 2002, the transfer
agent fees exceeded the expense limitation described above
for the others classes of shares by less than 0.01% for
each class.

Effective November 1, 2002, the limit on transfer agent
fees for Class Y shares increased to 0.35% of average daily
net assets per fiscal year. Had that limit been in effect
during the Fund's prior fiscal year, the Class Y "Other
Expenses" and "Total Annual Operating Expenses" as
percentages of average daily net assets would have been
0.70% and 1.33%, respectively.

Examples.  The following examples are intended to help you
compare the cost of investing in the Fund with the cost of
investing in other mutual funds. The examples assume that
you invest $10,000 in a class of shares of the Fund for the
time periods indicated and reinvest your dividends and
distributions.

      The first example assumes that you redeem all of your
shares at the end of those periods. The second example
assumes that you keep your shares. Both examples also
assume that your investment has a 5% return each year and
that the class's operating expenses remain the same. Your
actual costs may be higher or lower because expenses will
vary over time. Based on these assumptions your expenses
would be as follows:

--------------------------------------------------------------------------------
If shares are redeemed:     1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                    $692          $940        $1,207       $1,967
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares                    $704          $930        $1,283      $1,9471
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares                    $303          $627        $1,078       $2,327
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares                    $252          $471          $813       $1,779
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares                    $379        $1,152        $1,944       $4,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
If shares are not           1 Year        3 Years       5 Years      10 Years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                    $692          $940        $1,207       $1,967
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Shares                    $204          $630        $1,083      $1,9471
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Shares                    $203          $627        $1,078       $2,327
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Shares                    $152          $471          $813       $1,779
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y Shares                    $379        $1,152        $1,944       $4,010
--------------------------------------------------------------------------------
 In the first  example,  expenses  include the initial sales charge for Class A and the applicable  Class B, Class C and
 Class N contingent  deferred sales  charges.  In the second example,  the Class A expenses  include  the sales  charge, but Class B,  Class C and Class N expenses  do not  include contingent  deferred  sales  charges.  There  is  no  sales charge on Class Y shares.
 1.  Class B  expenses  for years 7 through  10 are based on
 Class  A  expenses  because  Class B  shares  automatically convert to Class A shares after 72 months.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of
the Fund's portfolio among the different types of
investments will vary over time based upon the evaluation
of economic and market trends by the Manager. The Fund's
portfolio might not always include all of the different
types of investments described below. The Statement of
Additional Information contains more detailed information
about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully
researching securities before they are purchased, and in
some cases by using hedging techniques. The Fund attempts
to reduce its exposure to market risks by diversifying its
investments, that is, by not holding a substantial amount
of securities of any one issuer and by not investing too
great a percentage of the Fund's assets in any one
company.  Also, the Fund does not concentrate 25% or more
of its total assets in any one industry.

      However, changes in the overall market prices of
securities and any income they may pay can occur at any
time. The price and yield of the Fund's shares will change
daily based on changes in market prices of securities and
market conditions, and in response to other economic events.

Stock Investments. The Fund invests primarily in a
      diversified portfolio of common stocks of issuers
      that may be of small, medium or large capitalization,
      to seek capital growth. The Fund can invest in other
      equity securities, including preferred stocks, rights
      and warrants, and securities convertible into common
      stock. The Fund can buy securities issued by domestic
      or foreign companies.

      While many convertible securities are debt
      securities, the Manager considers some of them to be
      "equity equivalents" because of their conversion
      feature. In these cases, their credit rating has less
      impact on the investment decision than in the case of
      other debt securities. Convertible securities are
      subject to credit risk and interest rate risk,
      discussed below.

      The Fund can buy convertible securities rated as low
      as "B" by Moody's Investor Services, Inc. or Standard
      & Poor's Rating Service or having comparable ratings
      by other nationally recognized rating organizations
      (or, if they are unrated, having a comparable rating
      assigned by the Manager). Those ratings are below
      "investment grade" and the securities (commonly
      referred to as "junk bonds") are subject to greater
      risk of default by the issuer than investment-grade
      securities. These investments are subject to the
      Fund's policy of not investing more than 10% of its
      net assets in debt securities.
Foreign Securities. The Fund can invest up to 25% of its
      total assets in securities of companies or
      governments in any country, developed or
      underdeveloped. These include equity and debt
      securities of companies organized under the laws of
      countries other than the United States and debt
      securities of foreign governments and their agencies
      and instrumentalities. See the Main Risks section
      above for a description of some of the risks
      associated with foreign investing. The Statement of
      Additional Information includes more detailed
      information regarding the risks of foreign investing,
      including the risks associated with investments in
      emerging market countries.

Can the Fund's Investment Objective and Policies Change?
The Fund's Board of Directors can change non-fundamental
investment policies without shareholder approval, although
significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without
the approval of a majority of the Fund's outstanding voting
shares. The Fund's investment objective is not a
fundamental policy. Investment restrictions that are
fundamental policies are listed in the Statement of
Additional Information. An investment policy is not
fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the
Fund can use the investment techniques and strategies
described below. The Fund might not always use all of them
and is not required to use them to achieve its objective.
These techniques have risks, although some are designed to
help reduce overall investment or market risks.

Cash and Cash Equivalents. Under normal market conditions
      the Fund can invest up to 15% of its net assets in
      cash and cash equivalents such as commercial paper,
      repurchase agreements, Treasury bills and other
      short-term U.S. government securities. This strategy
      would be used primarily for cash management or
      liquidity purposes. To the extent that the Fund uses
      this strategy, it might reduce its opportunities to
      seek its objective of long-term growth of capital.

Debt Securities.  Under normal market  conditions,  the Fund can  invest  in debt  securities,  such as  securities
      issued or  guaranteed  by the U.S.  government  or its
      agencies  and  instrumentalities,  foreign  government
      securities,  and foreign and domestic  corporate bonds
      and   debentures.   Normally  these   investments  are
      limited  to  not  more  than  10% of  the  Fund's  net
      assets, including convertible debt securities.

      The debt securities the Fund buys may be rated by
      nationally recognized rating organizations or they
      may be unrated securities assigned an equivalent
      rating by the Manager. The Fund's debt investments
      may be "investment grade" (that is, rated in the four
      highest rating categories of a nationally recognized
      rating organization) or may be lower-grade securities
      rated as low as "B," as described above.

o     Credit Risk.  Debt securities are subject to credit
      risk.  Credit risk relates to the ability of the
      issuer of a security to make interest and principal
      payments on the security as they become due. If the
      issuer fails to pay interest, the Fund's income might
      be reduced, and if the issuer fails to repay
      principal, the value of that security and of the
      Fund's shares might be reduced. A downgrade in an
      issuer's credit rating or other adverse news about an
      issuer can reduce the value of that issuer's
      securities. While the Fund's investments in U.S.
      government securities are subject to little credit
      risk, the Fund's other investments in debt
      securities, particularly high-yield, lower-grade debt
      securities are subject to risks of default.
      Lower-grade debt securities may be subject to greater
      market fluctuations and greater risks of loss of
      income and principal than investment-grade debt
      securities.

o     Interest Rate Risk. The values of debt securities,
      including U.S. government securities, are subject to
      change when prevailing interest rates change.  When
      interest rates fall, the values of already-issued
      debt securities generally rise.  When interest rates
      rise, the values of already-issued debt securities
      generally fall, and they may sell at a discount from
      their face amount. The magnitude of these
      fluctuations will often be greater for longer-term
      debt securities than shorter-term debt securities.
      The Fund's share prices can go up or down when
      interest rates change because of the effect of the
      changes on the value of the Fund's investments in
      debt securities.

Derivative Investments. In general terms, a derivative
      investment is an investment contract whose value
      depends on (or is derived from) the value of an
      underlying asset, interest rate or index. Options,
      futures, mortgage-related securities and "stripped"
      securities are examples of derivatives the Fund can
      use. Currently, the Fund does not use derivative
      investments to a significant degree.

o     There Are Special Risks In Using Derivative
      Investments. If the issuer of the derivative does not
      pay the amount due, the Fund can lose money on the
      investment. Also, the underlying security or
      investment on which the derivative is based, and the
      derivative itself, might not perform the way the
      Manager expected it to perform. If that happens, the
      Fund's share prices could decline or the Fund could
      get less income than expected. Interest rate and
      stock market changes in the U.S. and abroad may also
      influence the performance of derivatives. Some
      derivative investments held by the Fund may be
      illiquid. The Fund has limits on the amount of
      particular types of derivatives it can hold. However,
      using derivatives can cause the Fund to lose money on
      its investment and/or increase the volatility of its
      share prices.

Hedging.  The Fund can buy and sell futures contracts, put
      and call options, swaps, and forward contracts.
      These are all referred to as "hedging instruments."
      The Fund does not use hedging instruments for
      speculative purposes. The Fund has limits on its use
      of hedging instruments and is not required to use
      them in seeking its investment objective.

      The Fund can buy and sell options, swaps, futures and
      forward contracts for a number of purposes. Some of
      these strategies would hedge the Fund's portfolio
      against price fluctuations. Other hedging strategies,
      such as buying futures and call options, would tend
      to increase the Fund's exposure to the securities
      market. The Fund may also try to manage its exposure
      to changing interest rates.

      There are special risks in particular hedging
      strategies. For example, options trading involves the
      payment of premiums and can increase portfolio
      turnover. If a covered call written by the Fund is
      exercised on an investment that has increased in
      value, the Fund will be required to sell the
      investment at the call price and will not be able to
      realize any profit if the investment has increased in
      value above the call price.

      If the Manager used a hedging instrument at the wrong
      time or judged market conditions incorrectly, the
      hedge might fail and the strategy could reduce the
      Fund's return. The Fund could also experience losses
      if the prices of its futures and options positions
      were not correlated with its other investments or if
      it could not close out a position because of an
      illiquid market.
Illiquid and Restricted Securities. Investments may be
      illiquid because they do not have an active trading
      market, making it difficult to value them or dispose
      of them promptly at an acceptable price. A restricted
      security is one that has a contractual restriction on
      its resale or which cannot be sold publicly until it
      is registered under the Securities Act of 1933. The
      Fund will not invest more than 10% of its net assets
      in illiquid or restricted securities. Certain
      restricted securities that are eligible for resale to
      qualified institutional purchasers may not be subject
      to that limit. The Manager monitors holdings of
      illiquid securities on an ongoing basis to determine
      whether to sell any holdings to maintain adequate
      liquidity.

Temporary Defensive and Interim Investments. In times of
      adverse or unstable market, economic or political
      conditions, the Fund can invest up to 100% of its
      assets in defensive securities.  Generally, they
      would be short-term U.S. government securities,
      high-grade commercial paper, bank obligations or
      repurchase agreements. The Fund can also hold these
      types of securities pending the investment of
      proceeds from the sale of Fund shares or portfolio
      securities or to meet anticipated redemptions of Fund
      shares. To the extent the Fund invests in these
      securities, it might not achieve its investment
      objective.

Portfolio Turnover. The Fund may engage in active or
      frequent trading to try to achieve its objective. The
      Fund's portfolio turnover rate will fluctuate from
      year to year, depending on market conditions.
      Portfolio turnover increases the Fund's brokerage
      costs which reduces its performance. If the Fund
      realizes capital gains when it sells its portfolio
      investments, it must generally pay those gains out to
      shareholders, increasing their taxable distributions.
      The Financial Highlights table at the end of this
      Prospectus shows the Fund's portfolio turnover rates
      during prior fiscal years.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and
handles its day-to-day business.  The Manager carries out
its duties, subject to the policies established by the
Fund's Board of Directors, under an investment advisory
agreement that states the Manager's responsibilities.  The
agreement sets the fees the Fund pays to the Manager and
describes the expenses that the Fund is responsible to pay
to conduct its business.

      The  Manager  has  been an  investment  advisor  since
1960.  The  Manager  and  its  subsidiaries  and  controlled affiliates  managed  more than $120  billion in assets as of
September 30, 2002,  including other  Oppenheimer funds with more than 7 million  shareholder  accounts.  The  Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager. The Fund is managed by Christopher
      Leavy. Mr. Leavy is a Senior Vice President of
      the Manager, Vice President of the Fund and
      serves as an officer and portfolio manager of
      other Oppenheimer funds.

      Prior to joining the Manager in September 2000, he
      was a portfolio manager of Morgan Stanley Dean Witter
      Investment Management (from 1997) prior to which he
      was a portfolio manager and equity analyst of Crestar
      Asset Management (from 1995).

Advisory Fees. Under the Investment Advisory Agreement, the
      Fund pays the Manager an advisory fee at an annual
      rate that declines on additional assets as the Fund
      grows: 0.625% of the first $300 million of average
      annual net assets of the Fund, 0.500% of the next
      $100 million, and 0.450% of average annual net assets
      in excess of $400 million.  The Fund's management fee
      for the fiscal year ended October 31, 2002, was
      0.625% of average annual net assets for each class of
      shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The
Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and
redemption) orders. The Distributor, in its sole
discretion, may reject any purchase order for the Fund's
shares.

Buying Shares Through Your Dealer. You can buy shares
      through any dealer, broker or financial institution
      that has a sales agreement with the Distributor. Your
      dealer will place your order with the Distributor on
      your behalf.
Buying Shares Through the Distributor. Complete an
      OppenheimerFunds New Account Application and return
      it with a check payable to "OppenheimerFunds
      Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent
      in buying the shares. However, we recommend that you
      discuss your investment with a financial advisor
      before you make a purchase to be sure that the Fund
      is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased
      through the Distributor may be paid for by Federal
      Funds wire. The minimum investment is $2,500. Before
      sending a wire, call the Distributor's Wire
      Department at 1.800.225.5677 to notify the
      Distributor of the wire and to receive further
      instructions.
o     Buying Shares Through OppenheimerFunds AccountLink.
      With AccountLink, you pay for shares by electronic
      funds transfers from your bank account. Shares are
      purchased for your account by a transfer of money
      from your bank account through the Automated Clearing
      House (ACH) system. You can provide those
      instructions automatically, under an Asset Builder
      Plan, described below, or by telephone instructions
      using OppenheimerFunds PhoneLink, also described
      below. Please refer to "AccountLink," below for more
      details.
o     Buying Shares Through Asset Builder Plans. You may
      purchase shares of the Fund automatically each month
      from your account at a bank or other financial
      institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional
      Information.

HOW MUCH MUST YOU INVEST? In most cases, you can buy Fund
shares with a minimum initial investment of $1,000 and make
additional investments at any time with as little as $50.
There are reduced minimums available under the following
special investment plans:
o     If you establish one of the many types of retirement
      plan accounts that OppenheimerFunds offers, more
      fully described below under "Special Investor
      Services," you can start your account with as little
      as $500.
o     By using an Asset Builder Plan or Automatic Exchange
      Plan (details are in the Statement of Additional
      Information), or government allotment plan, you can
      make subsequent investments (after making the initial
      investment of $500) for as little as $50. For any
      type of account established under one of these plans
      prior to November 1, 2002, the minimum additional
      investment will remain $25.
o     The minimum investment requirement does not apply to
      reinvesting dividends from the Fund or other
      Oppenheimer funds (a list of them appears in the
      Statement of Additional Information, or you can ask
      your dealer or call the Transfer Agent), or
      reinvesting distributions from unit investment trusts
      that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their
offering price which is the net asset value per share plus
any initial sales charge that applies. The offering price
that applies to a purchase order is based on the next
calculation of the net asset value per share that is made
after the Distributor receives the purchase order at its
offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of
      each class of shares as of the close of The New York
      Stock Exchange, on each day the Exchange is open for
      trading (referred to in this Prospectus as a "regular
      business day"). The Exchange normally closes at 4:00
      P.M., Eastern time, but may close earlier on some
      days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share is determined by
      dividing the value of the Fund's net assets
      attributable to a class by the number of shares of
      that class that are outstanding. To determine net
      asset value, the Fund's Board of Directors has
      established procedures to value the Fund's
      securities, in general, based on market value.
      Because some foreign securities trade in markets and
      on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign
      investments may change on days when investors cannot
      buy or redeem Fund shares. The Board has adopted
      special procedures for valuing illiquid and
      restricted securities and obligations for which
      market values cannot be readily obtained.

      If, after the close of the principal market on which
      a security held by the Fund is traded, and before the
      time the Fund's securities are priced that day, an
      event occurs that the Manager deems likely to cause a
      material change in the value of such security, the
      Fund's Board of Directors has authorized the Manager,
      subject to the Board's review, to ascertain a fair
      value for such security.  A security's valuation may
      differ depending on the method used for determining
      value.

The Offering Price. To receive the offering price for a
      particular day, in most cases the Distributor or its
      designated agent must receive your order by the time
      The New York Stock Exchange closes that day. If your
      order is received on a day when the Exchange is
      closed or after it has closed, the order will receive
      the next offering price that is determined after your
      order is received.
Buying Through a Dealer.  If you buy shares through a
      dealer, your dealer must receive the order by the
      close of The New York Stock Exchange and transmit it
      to the Distributor so that it is received before the
      Distributor's close of business on a regular business
      day (normally 5:00 P.M.) to receive that day's
      offering price, unless your dealer has made
      alternative arrangements with the Distributor.
      Otherwise, the order will receive the next offering
      price that is determined.

------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers
investors five different classes of shares. The different
classes of shares represent investments in the same
portfolio of securities, but the classes are subject to
different expenses and will likely have different share
prices. When you buy shares, be sure to specify the class
of shares. If you do not choose a class, your investment
will be made in Class A shares.
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
Class A  Shares.  If you  buy  Class  A  shares,  you pay an initial sales charge (on  investments up to $1 million
      for  regular  accounts  or lesser  amounts for certain
      retirement  plans).  The amount of that  sales  charge
      will vary  depending  on the  amount you  invest.  The
      sales  charge  rates  are  listed  in "How Can You Buy
      Class A Shares?" below.
------------------------------------------------------------
------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 6 years of buying them, you will
      normally pay a contingent deferred sales charge. That
      contingent deferred sales charge varies depending on
      how long you own your shares, as described in "How
      Can You Buy Class B Shares?" below.
------------------------------------------------------------
------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 12 months of buying them, you will
      normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C
      Shares?" below.
------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only
      through certain retirement plans), you pay no sales
      charge at the time of purchase, but you will pay an
      annual asset-based sales charge. If you sell your
      shares within 18 months of the retirement plan's
      first purchase of Class N shares, you may pay a
      contingent deferred sales charge of 1.0%, as
      described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain
      institutional investors that have special agreements
      with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide
that the Fund is an appropriate investment for you, the
decision as to which class of shares is best suited to your
needs depends on a number of factors that you should
discuss with your financial advisor. Some factors to
consider are how much you plan to invest and how long you
plan to hold your investment. If your goals and objectives
change over time and you plan to purchase additional
shares, you should re-evaluate those factors to see if you
should consider another class of shares. The Fund's
operating costs that apply to a class of shares and the
effect of the different types of sales charges on your
investment will vary your investment results over time.

      The discussion below is not intended to be investment
advice or a recommendation, because each investor's
financial considerations are different. The discussion
below assumes that you will purchase only one class of
shares and not a combination of shares of different
classes. Of course, these examples are based on
approximations of the effects of current sales charges and
expenses projected over time, and do not detail all of the
considerations in selecting a class of shares. You should
analyze your options carefully with your financial advisor
before making that choice.

How Long Do You Expect to Hold Your Investment? While
      future financial needs cannot be predicted with
      certainty, knowing how long you expect to hold your
      investment will assist you in selecting the
      appropriate class of shares. Because of the effect of
      class-based expenses, your choice will also depend on
      how much you plan to invest. For example, the reduced
      sales charges available for larger purchases of Class
      A shares may, over time, offset the effect of paying
      an initial sales charge on your investment, compared
      to the effect over time of higher class-based
      expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N
      shares, Class N shares will generally be more
      advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is
      meant to be a long-term investment, if you have a
      relatively short-term investment horizon (that is,
      you plan to hold your shares for not more than six
      years), you should probably consider purchasing Class
      A or Class C shares rather than Class B shares. That
      is because of the effect of the Class B contingent
      deferred sales charge if you redeem within six years,
      as well as the effect of the Class B asset-based
      sales charge on the investment return for that class
      in the short-term. Class C shares might be the
      appropriate choice (especially for investments of
      less than $100,000), because there is no initial
      sales charge on Class C shares, and the contingent
      deferred sales charge does not apply to amounts you
      sell after holding them one year.

      However, if you plan to invest more than $100,000 for
      the shorter term, then as your investment horizon
      increases toward six years, Class C shares might not
      be as advantageous as Class A shares. That is because
      the annual asset-based sales charge on Class C shares
      will have a greater impact on your account over the
      longer term than the reduced front-end sales charge
      available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1
      million or more, in most cases Class A shares will be
      the most advantageous choice, no matter how long you
      intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders
      of $500,000 or more of Class B shares or $1 million
      or more of Class C shares from a single investor.

o     Investing  for the Longer Term.  If you are  investing
      less than  $100,000 for the  longer-term,  for example
      for  retirement,  and do not expect to need  access to
      your  money  for seven  years or more,  Class B shares
      may be appropriate.

Are There  Differences  in Account  Features  That Matter to
      You?  Some  account  features  may not be available to
      Class  B,  Class  C and  Class N  shareholders.  Other
      features may not be  advisable  (because of the effect
      of the contingent  deferred sales charge) for Class B,
      Class  C and  Class  N  shareholders.  Therefore,  you
      should  carefully  review  how you  plan  to use  your
      investment  account  before  deciding  which  class of
      shares to buy.

      Additionally, the dividends payable to Class B, Class
      C and Class N shareholders will be reduced by the
      additional expenses borne by those classes that are
      not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge
      described below and in the Statement of Additional
      Information. Share certificates are only available
      for Class A shares. If you are considering using your
      shares as collateral for a loan, that may be a factor
      to consider.

How Do Share Classes Affect Payments to Your Broker? A
      financial advisor may receive different compensation
      for selling one class of shares than for selling
      another class. It is important to remember that Class
      B, Class C and Class N contingent deferred sales
      charges and asset-based sales charges have the same
      purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for
      concessions and expenses it pays to dealers and
      financial institutions for selling shares. The
      Distributor may pay additional compensation from its
      own resources to securities dealers or financial
      institutions based upon the value of shares of the
      Fund owned by the dealer or financial institution for
      its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C
to the Statement of Additional Information details the
conditions for the waiver of sales charges that apply in
certain cases, and the special sales charge rates that
apply to purchases of shares of the Fund by certain groups,
or under specified retirement plan arrangements or in other
special types of transactions. To receive a waiver or
special sales charge rate, you must advise the Distributor
when purchasing shares or the Transfer Agent when redeeming
shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at
their offering price, which is normally net asset value
plus an initial sales charge. However, in some cases,
described below, purchases are not subject to an initial
sales charge, and the offering price will be the net asset
value. In other cases, reduced sales charges may be
available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your
account.

      The sales charge varies depending on the amount of
your purchase. A portion of the sales charge may be
retained by the Distributor or allocated to your dealer as
a concession. The Distributor reserves the right to reallow
the entire concession to dealers. The current sales charge
rates and concessions paid to dealers and brokers are as
follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible
      to buy Class A shares at reduced sales charge rates
      under the Fund's "Right of Accumulation" or a Letter
      of Intent, as described in "Reduced Sales Charges" in
      the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no
      initial sales charge on purchases of Class A shares
      of any one or more of the Oppenheimer funds
      aggregating $1 million or more, or for certain
      purchases by particular types of retirement plans
      that were permitted to purchase such shares prior to
      March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial
      purchases of Class A shares subject to a contingent
      deferred sales charge. The Distributor pays dealers
      of record concessions in an amount equal to 1.0% of
      purchases of $1 million or more other than by
      grandfathered retirement accounts. For grandfathered
      retirement accounts, the concession is 0.75% of the
      first $2.5 million of purchases plus 0.25% of
      purchases in excess of $2.5 million. In either case,
      the concession will not be paid on purchases of
      shares by exchange or that were previously subject to
      a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month
      "holding period" measured from the beginning of the
      calendar month of their purchase, a contingent
      deferred sales charge (called the "Class A contingent
      deferred sales charge") may be deducted from the
      redemption proceeds. That sales charge will be equal
      to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares
      at the time of redemption (excluding shares purchased
      by reinvestment of dividends or capital gain
      distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not
      exceed the aggregate amount of the concessions the
      Distributor paid to your dealer on all purchases of
      Class A shares of all Oppenheimer funds you made that
      were subject to the Class A contingent deferred sales
      charge.

Purchases by Certain Retirement Plans. There is no initial
      sales charge on purchases of Class A shares of any
      one or more Oppenheimer funds by retirement plans
      that have $10 million or more in plan assets and that
      have entered into a special agreement with the
      Distributor and by retirement plans which are part of
      a retirement plan product or platform offered by
      certain banks, broker-dealers, financial advisors,
      insurance companies or recordkeepers which have
      entered into a special agreement with the
      Distributor. The Distributor currently pays dealers
      of record concessions in an amount equal to 0.25% of
      the purchase price of Class A shares by those
      retirement plans from its own resources at the time
      of sale, subject to certain exceptions as described
      in the Statement of Additional Information. There is
      no contingent deferred sales charge upon the
      redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at
net asset value per share without an initial sales charge.
However, if Class B shares are redeemed within six years
from the beginning of the calendar month of their purchase,
a contingent deferred sales charge will be deducted from
the redemption proceeds. The Class B contingent deferred
sales charge is paid to compensate the Distributor for its
expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge
will depend on the number of years since you invested and
the dollar amount being redeemed, according to the
following schedule for the Class B contingent deferred
sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In  applying the  contingent  deferred  sales  charge,  all purchases are considered to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares
      automatically convert to Class A shares 72 months
      after you purchase them.  This conversion feature
      relieves Class B shareholders of the asset-based
      sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described
      below.  The conversion is based on the relative net
      asset value of the two classes, and no sales load or
      other charge is imposed.  When any Class B shares
      that you hold convert, any other Class B shares that
      were acquired by reinvesting dividends and
      distributions on the converted shares will also
      convert to Class A shares. For further information on
      the conversion feature and its tax implications, see
      "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at
net asset value per share without an initial sales charge.
However, if Class C shares are redeemed within a holding
period of 12 months from the beginning of the calendar
month of their purchase, a contingent deferred sales charge
of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to
compensate the Distributor for its expenses of providing
distribution-related services to the Fund in connection
with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered
for sale to retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of
one or more Oppenheimer funds or to group retirement plans
(which do not include IRAs and 403(b) plans) that have
assets of $500,000 or more or 100 or more eligible
participants. See "Availability of Class N shares" in the
Statement of Additional Information for other circumstances
where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be
imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N
   shares of all Oppenheimer funds are terminated as an
   investment option of the plan and Class N shares are
   redeemed within 18 months after the plan's first
   purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares
   are redeemed within 18 months of the plan's first
   purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose
charges on plan participant accounts. The procedures for
buying, selling, exchanging and transferring the Fund's
other classes of shares (other than the time those orders
must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to
purchasers of those other classes of shares described
elsewhere in this Prospectus do not apply to Class N shares
offered through a group retirement plan. Instructions for
buying, selling, exchanging or transferring Class N shares
offered through a group retirement plan must be submitted
by the plan, not by plan participants for whose benefit the
shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net
asset value per share without a sales charge directly to
institutional investors that have special agreements with
the Distributor for this purpose. They may include
insurance companies, registered investment companies and
employee benefit plans. Individual investors cannot buy
Class Y shares directly.

      An institutional investor that buys Class Y shares
for its customers' accounts may impose charges on those
accounts. The procedures for buying, selling, exchanging
and transferring the Fund's other classes of shares (other
than the time those orders must be received by the
Distributor or Transfer Agent at their Colorado office) and
the special account features available to investors buying
those other classes of shares do not apply to Class Y
shares. Instructions for buying, selling, exchanging or
transferring Class Y shares must be submitted by the
institutional investor, not by its customers for whose
benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a
      Service Plan for Class A shares. It reimburses the
      Distributor for a portion of its costs incurred for
      services provided to accounts that hold Class A
      shares. Reimbursement is made quarterly at an annual
      rate of up to 0.25% of the average annual net assets
      of Class A shares of the Fund. The Distributor
      currently uses all of those fees to pay dealers,
      brokers, banks and other financial institutions
      quarterly for providing personal service and
      maintenance of accounts of their customers that hold
      Class A shares. With respect to Class A shares
      subject to a Class A contingent deferred sales charge
      purchased by grandfathered retirement accounts, the
      Distributor pays the 0.25% service fee to dealers in
      advance for the first year after the shares are sold
      by the dealer. During the first year the shares are
      sold, the Distributor retains the service fee. After
      the shares have been held for a year, the Distributor
      pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and
      Class N Shares. The Fund has adopted Distribution and
      Service Plans for Class B, Class C and Class N shares
      to pay the Distributor for its services and costs in
      distributing Class B, Class C and Class N shares and
      servicing accounts. Under the plans, the Fund pays
      the Distributor an annual asset-based sales charge of
      0.75% on Class B and Class C shares and 0.25% on
      Class N shares. The Distributor also receives a
      service fee of 0.25% per year under the Class B,
      Class C and Class N plans.

      The asset-based sales charge and service fees
      increase Class B and Class C expenses by 1.0% and
      increase Class N expenses by 0.50% of the net assets
      per year of the respective class. Because these fees
      are paid out of the Fund's assets on an on-going
      basis, over time these fees will increase the cost of
      your investment and may cost you more than other
      types of sales charges.

      The Distributor uses the service fees to compensate
      dealers for providing personal services for accounts
      that hold Class B, Class C or Class N shares. The
      Distributor pays the 0.25% service fees to dealers in
      advance for the first year after the shares are sold
      by the dealer. After the shares have been held for a
      year, the Distributor pays the service fees to
      dealers on a quarterly basis. The Distributor retains
      the service fees for accounts for which it renders
      the required personal services.

      The Distributor currently pays a sales concession of
      3.75% of the purchase price of Class B shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class B shares is therefore 4.00% of
      the purchase price. The Distributor retains the Class
      B asset-based sales charge. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class C shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class C shares is therefore 1.0% of
      the purchase price. The Distributor pays the
      asset-based sales charge as an ongoing concession to
      the dealer on Class C shares that have been
      outstanding for a year or more. See the Statement of
      Additional Information for exceptions.

      The Distributor currently pays a sales concession of
      0.75% of the purchase price of Class N shares to
      dealers from its own resources at the time of sale.
      Including the advance of the service fee, the total
      amount paid by the Distributor to the dealer at the
      time of sale of Class N shares is therefore 1.0% of
      the purchase price. The Distributor retains the
      asset-based sales charge on Class N shares. See the
      Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link
your Fund account with an account at a U.S. bank or other
financial institution. It must be an Automated Clearing
House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by
      telephone (through a service representative or by
      PhoneLink) or automatically under Asset Builder
      Plans, or
    o have the Transfer Agent send redemption proceeds or
      transmit dividends and distributions directly to your
      bank account. Please call the Transfer Agent for more
      information.

      You may purchase shares by telephone only after your
account has been established. To purchase shares in amounts
up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be
debited from your bank account.

      AccountLink privileges should be requested on your
Application or your dealer's settlement instructions if you
buy your shares through a dealer. After your account is
established, you can request AccountLink privileges by
sending signature-guaranteed instructions and proper
documentation to the Transfer Agent. AccountLink privileges
will apply to each shareholder listed in the registration
on your account as well as to your dealer representative of
record unless and until the Transfer Agent receives written
instructions terminating or changing those privileges.
After you establish AccountLink for your account, any
change of bank account information must be made by
signature-guaranteed instructions to the Transfer Agent
signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated
telephone system that enables shareholders to perform a
number of account transactions automatically using a
touch-tone phone. PhoneLink may be used on
already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to
      $100,000 by phone, by calling 1.800.225.5677. You
      must have established AccountLink privileges to link
      your bank account with the Fund to pay for these
      purchases.
Exchanging Shares. With the OppenheimerFunds Exchange
      Privilege, described below, you can exchange shares
      automatically by phone from your Fund account to
      another OppenheimerFunds account you have already
      established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone
      automatically by calling the PhoneLink number and the
      Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send
requests for certain types of account transactions to the
Transfer Agent by fax (telecopier). Please call
1.800.225.5677 for information about which transactions may
be handled this way. Transaction requests submitted by fax
are subject to the same rules and restrictions as written
and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain
information about the Fund, as well as your account
balance, on the OppenheimerFunds Internet website, at
WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
------------------------
in the account registration (and the dealer of record) may
request certain account transactions through a special
section of that website. To perform account transactions or
obtain account information online, you must first obtain a
user I.D. and password on that website. If you do not want
to have Internet account transaction capability for your
account, please call the Transfer Agent at 1.800.225.5677.
At times, the website may be inaccessible or its
transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has
several plans that enable you to sell shares automatically
or exchange them to another OppenheimerFunds account on a
regular basis. Please call the Transfer Agent or consult
the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your
Class A or Class B shares of the Fund, you have up to six
months to reinvest all or part of the redemption proceeds
in Class A shares of the Fund or other Oppenheimer funds
without paying a sales charge. This privilege applies only
to Class A shares that you purchased subject to an initial
sales charge and to Class A or Class B shares on which you
paid a contingent deferred sales charge when you redeemed
them. This privilege does not apply to Class C, Class N or
Class Y shares. You must be sure to ask the Distributor for
this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your
retirement plan account. If you participate in a plan
sponsored by your employer, the plan trustee or
administrator must buy the shares for your plan account.
The Distributor also offers a number of different
retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include
      regular IRAs, Roth IRAs, SIMPLE IRAs and rollover
      IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs
      for small business owners or self-employed
      individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for
      employees of eligible tax-exempt organizations, such
      as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for
      businesses.
Pension and Profit-Sharing Plans. These plans are designed
      for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds
retirement plan documents, which include applications and
important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any
regular business day. Your shares will be sold at the next
net asset value calculated after your order is received in
proper form (which means that it must comply with the
procedures described below) and is accepted by the Transfer
Agent. The Fund lets you sell your shares by writing a
letter, by wire or by telephone. You can also set up
Automatic Withdrawal Plans to redeem shares on a regular
basis. If you have questions about any of these procedures,
and especially if you are redeeming shares in a special
situation, such as due to the death of the owner or from a
retirement plan account, please call the Transfer Agent
first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect
      you and the Fund from fraud, the following redemption
      requests must be in writing and must include a
      signature guarantee (although there may be other
      situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a
      check
   o  The redemption check is not payable to all
      shareholders listed on the account statement
   o  The redemption check is not sent to the address of
      record on your account statement
   o  Shares are being transferred to a Fund account with a
      different owner or name
   o  Shares are being redeemed by someone (such as an
      Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer
      Agent will accept a guarantee of your signature by a
      number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings
      association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,
      municipal securities or government securities, or
o     a U.S. national securities exchange, a registered
      securities association or a clearing agency.
      If you are signing on behalf of a corporation,
      partnership or other business or as a fiduciary, you
      must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to
      sell shares in an OppenheimerFunds retirement plan
      account. Call the Transfer Agent for a distribution
      request form. Special income tax withholding
      requirements apply to distributions from retirement
      plans. You must submit a withholding form with your
      redemption request to avoid delay in getting your
      money and if you do not want tax withheld. If your
      employer holds your retirement plan account for you
      in the name of the plan, you must ask the plan
      trustee or administrator to request the sale of the
      Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund
      normally sends your money by check, you can arrange
      to have the proceeds of shares you sell sent by
      Federal Funds wire to a bank account you designate.
      It must be a commercial bank that is a member of the
      Federal Reserve wire system. The minimum redemption
      you can have sent by wire is $2,500. There is a $10
      fee for each request. To find out how to set up this
      feature on your account or to arrange a wire, call
      the Transfer Agent at 1.800.225.5677.

HOW DO you SELL SHARES BY MAIL? Write a letter of
instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as
      the account is registered, and
   o  Any special documents requested by the Transfer Agent
      to assure proper authorization of the person asking
      to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer
representative of record may also sell your shares by
telephone. To receive the redemption price calculated on a
particular regular business day, your call must be received
by the Transfer Agent by the close of The New York Stock
Exchange that day, which is normally 4:00 P.M., but may be
earlier on some days. You may not redeem shares held in an
OppenheimerFunds retirement plan account or under a share
certificate by telephone.
   o  To redeem shares through a service representative or
      automatically on PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent
to the address on the account statement, or, if you have
linked your Fund account to your bank account on
AccountLink, you may have the proceeds sent to that bank
account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be
      redeemed by telephone in any seven-day period. The
      check must be payable to all owners of record of the
      shares and must be sent to the address on the account
      statement. This service is not available within 30
      days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There
      are no dollar limits on telephone redemption proceeds
      sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank
      is initiated on the business day after the
      redemption. You do not receive dividends on the
      proceeds of the shares you redeemed while they are
      waiting to be transferred.

      If you have requested Federal Funds wire privileges
      for your account, the wire of the redemption proceeds
      will normally be transmitted on the next bank
      business day after the shares are redeemed. There is
      a possibility that the wire may be delayed up to
      seven days to enable the Fund to sell securities to
      pay the redemption proceeds. No dividends are accrued
      or paid on the proceeds of shares that have been
      redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES  THROUGH  your DEALER?  The  Distributor
has  made   arrangements  to  repurchase  Fund  shares  from
dealers  and brokers on behalf of their  customers.  Brokers or dealers may charge for that  service.  If your shares are held in the  name of  your  dealer,  you  must  redeem  them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.
If you purchase shares subject to a Class A, Class B, Class
C or Class N contingent deferred sales charge and redeem
any of those shares during the applicable holding period
for the class of shares, the contingent deferred sales
charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge
based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the
Transfer Agent of your eligibility for the waiver when you
place your redemption request.)

      A  contingent  deferred  sales charge will be based on
the lesser of the net asset value of the redeemed  shares at the time of  redemption  or the original net asset value.  A contingent deferred sales charge is not imposed on:
o     the amount of your  account  value  represented  by an
      increase in net asset value over the initial  purchase
      price,
o     shares  purchased by the  reinvestment of dividends or
      capital gains distributions, or
o     shares   redeemed   in   the   special   circumstances
      described   in   Appendix  C  to  the   Statement   of
      Additional Information.
      To determine whether a contingent deferred sales
charge applies to a redemption, the Fund redeems shares in
the following order:
   1. shares acquired by reinvestment of dividends and
      capital gains distributions,
   2. shares held for the holding period that applies to
      the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged
when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the
applicable contingent deferred sales charge holding period,
the holding period will carry over to the fund whose shares
you acquire. Similarly, if you acquire shares of this Fund
by exchanging shares of another Oppenheimer fund that are
still subject to a contingent deferred sales charge holding
period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time
of exchange, without sales charge. Shares of the Fund can
be purchased by exchange of shares of other Oppenheimer
funds on the same basis. To exchange shares, you must meet
several conditions:
   o  Shares of the fund selected for exchange must be
      available for sale in your state of residence.
   o  The prospectuses of both funds must offer the
      exchange privilege.
   o  You must hold the shares you buy when you establish
      your account for at least seven days before you can
      exchange them. After the account is open seven days,
      you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for
      the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and
      read its prospectus.
      Shares of a particular class of the Fund may be
exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A
shares of this Fund only for Class A shares of another
fund. In some cases, sales charges may be imposed on
exchange transactions. For tax purposes, exchanges of
shares involve a sale of the shares of the fund you own and
a purchase of the shares of the other fund, which may
result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information
for more details.

      You can find a list of Oppenheimer funds currently
available for exchanges in the Statement of Additional
Information or obtain one by calling a service
representative at 1.800.225.5677. That list can change from
time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be
requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds
      Exchange Request form, signed by all owners of the
      account. Send it to the Transfer Agent at the address
      on the back cover. Exchanges of shares held under
      certificates cannot be processed unless the Transfer
      Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange requests
      may   be   made    either   by   calling   a   service
      representative  or by using  PhoneLink  for  automated
      exchanges   by   calling   1.800.225.5677.   Telephone
      exchanges  may be made only between  accounts that are
      registered  with the same name(s) and address.  Shares
      held  under  certificates  may  not  be  exchanged  by
      telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain
exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from
      the other fund in the exchange transaction on the
      same regular business day on which the Transfer Agent
      receives an exchange request that conforms to the
      policies described above. It must be received by the
      close of The New York Stock Exchange that day, which
      is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders
      and its ability to manage its investments may be
      adversely affected when its shares are repeatedly
      bought and sold in response to short-term market
      fluctuations--also known as "market timing." When
      large dollar amounts are involved, the Fund may have
      difficulty implementing long-term investment
      strategies, because it cannot predict how much cash
      it will have to invest. Market timing also may force
      the Fund to sell portfolio securities at
      disadvantageous times to raise the cash needed to buy
      a market timer's Fund shares. These factors may hurt
      the Fund's performance and its shareholders. When the
      Manager believes frequent trading would have a
      disruptive effect on the Fund's ability to manage its
      investments, the Manager and the Fund may reject
      purchase orders and exchanges into the Fund by any
      person, group or account that the Manager believes to
      be a market timer.
   o  The Fund may amend, suspend or terminate the exchange
      privilege at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law, but it may impose changes at any time for
      emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares
      you request because of a restriction cited above,
      only the shares eligible for exchange will be
      exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures
for buying, selling and exchanging shares is contained in
the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less
      than $500. The fee is automatically deducted from
      accounts annually on or about the second to last
      business day of September. See the Statement of
      Additional Information, or visit the OppenheimerFunds
      website, to learn how you can avoid this fee and for
      circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period
      in which the determination of net asset value is
      suspended, and the offering may be suspended by the
      Board of Directors at any time the Board believes it
      is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions
      or exchanges may be modified, suspended or terminated
      by the Fund at any time. The Fund will provide you
      notice whenever it is required to do so by applicable
      law. If an account has more than one owner, the Fund
      and the Transfer Agent may rely on the instructions
      of any one owner. Telephone privileges apply to each
      owner of the account and the dealer representative of
      record for the account unless the Transfer Agent
      receives cancellation instructions from an owner of
      the account.
The Transfer Agent will record any telephone calls to
      verify data concerning transactions and has adopted
      other procedures to confirm that telephone
      instructions are genuine, by requiring callers to
      provide tax identification numbers and other account
      data or by using PINs, and by confirming such
      transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses
      arising out of telephone instructions reasonably
      believed to be genuine.
Redemption or transfer requests will not be honored until
      the Transfer Agent receives all required documents in
      proper form. From time to time, the Transfer Agent in
      its discretion may waive certain of the requirements
      for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients
      by participating in NETWORKING through the National
      Securities Clearing Corporation are responsible for
      obtaining their clients' permission to perform those
      transactions, and are responsible to their clients
      who are shareholders of the Fund if the dealer
      performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day
      because the value of the securities in the Fund's
      portfolio fluctuates. The redemption price, which is
      the net asset value per share, will normally differ
      for each class of shares. The redemption value of
      your shares may be more or less than their original
      cost.
Payment for redeemed shares ordinarily is made in cash. It
      is forwarded by check, or through AccountLink or by
      Federal Funds wire (as elected by the shareholder)
      within seven days after the Transfer Agent receives
      redemption instructions in proper form. However,
      under unusual circumstances determined by the
      Securities and Exchange Commission, payment may be
      delayed or suspended. For accounts registered in the
      name of a broker-dealer, payment will normally be
      forwarded within three business days after
      redemption.
The Transfer Agent may delay processing any type of
      redemption payment as described under "How to Sell
      Shares" for recently purchased shares, but only until
      the purchase payment has cleared. That delay may be
      as much as 10 days from the date the shares were
      purchased. That delay may be avoided if you purchase
      shares by Federal Funds wire or certified check, or
      arrange with your bank to provide telephone or
      written assurance to the Transfer Agent that your
      purchase payment has cleared.
Involuntary redemptions of small accounts may be made by
      the Fund if the account has fewer than 100 shares. In
      some cases involuntary redemptions may be made to
      repay the Distributor for losses from the
      cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual
      circumstances (such as a lack of liquidity in the
      Fund's portfolio to meet redemptions). This means
      that the redemption proceeds will be paid with liquid
      securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied
      against taxable dividends, distributions and
      redemption proceeds (including exchanges) if you fail
      to furnish the Fund your correct, certified Social
      Security or Employer Identification Number when you
      sign your application, or if you under-report your
      income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to
      households, the Fund will mail only one copy of each
      prospectus, annual and semi-annual report and annual
      notice of the Fund's privacy policy to shareholders
      having the same last name and address on the Fund's
      records. The consolidation of these mailings, called
      householding, benefits the Fund through reduced
      mailing expense.

      If you want to receive multiple copies of these
      materials, you may call the Transfer Agent at
      1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses,
      reports and privacy notices will be sent to you
      commencing within 30 days after the Transfer Agent
      receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately
for each class of shares from net investment income on an
annual basis and to pay them to shareholders in December on
a date selected by the Board of Directors. Dividends and
distributions paid to Class A and Class Y shares will
generally be higher than dividends for Class B, Class C and
Class N shares, which normally have higher expenses than
Class A and Class Y shares. The Fund has no fixed dividend
rate and cannot guarantee that it will pay any dividends or
distributions.

Capital Gains.  The Fund may realize capital gains on the
sale of portfolio securities.  If it does, it may make
distributions out of any net short-term or long-term
capital gains in December of each year. The Fund may make
supplemental distributions of dividends and capital gains
following the end of its fiscal year. There can be no
assurance that the Fund will pay any capital gains
distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When
you open your account, specify on your application how you
want to receive your dividends and distributions. You have
four options:
Reinvest All Distributions in the Fund. You can elect to
      reinvest all dividends and capital gains
      distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to
      reinvest some distributions (dividends, short-term
      capital gains or long-term capital gains
      distributions) in the Fund while receiving the other
      types of distributions by check or having them sent
      to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive
      a check for all dividends and capital gains
      distributions or have them sent to your bank through
      AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds
      Account. You can reinvest all distributions in the
      same class of shares of another OppenheimerFunds
      account you have established.

TAXES. If your shares are not held in a tax-deferred
retirement account, you should be aware of the following
tax implications of investing in the Fund. Distributions
are subject to federal income tax and may be subject to
state or local taxes. Dividends paid from short-term
capital gains and net investment income are taxable as
ordinary income. Long-term capital gains are taxable as
long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional
shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a
statement showing the amount of any taxable distribution
you received in the previous year. Any long-term capital
gains will be separately identified in the tax information
the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just
      before the Fund declares a dividend or capital gains
      distribution, you will pay the full price for the
      shares and then receive a portion of the price back
      as a taxable dividend or dividend or capital gain.
Remember, There May be Taxes on Transactions.  Because the
      Fund's share prices fluctuate, you may have a capital
      gain or loss when you sell or exchange your shares. A
      capital gain or loss is the difference between the
      price you paid for the shares and the price you
      received when you sold them. Any capital gain is
      subject to capital gains tax.
Returns of Capital Can Occur.  In certain cases,
      distributions made by the Fund may be considered a
      non-taxable return of capital to shareholders. If
      that occurs, it will be identified in notices to
      shareholders.

      This information is only a summary of certain federal
income tax information about your investment. You should
consult with your tax advisor about the effect of an
investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you
understand the Fund's financial performance for the past
five fiscal years. Certain information reflects financial
results for a single Fund share. The total returns in the
table represent the rate that an investor would have earned
(or lost) on an investment in the Fund (assuming
reinvestment of all dividends and distributions). This
information has been audited by KPMG LLP the Fund's
independent auditors, whose report, along with the Fund's
financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class A                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.78    $ 15.93   $
17.06   $ 20.69   $ 20.91   $ 23.31
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .03        .07
..03       .16       .17       .16
 Net realized and unrealized gain (loss)            .76      (1.21)
(.98)     (.65)      .64       .32

--------------------------------------------------------------
 Total from investment operations                   .79      (1.14)
(.95)     (.49)      .81       .48
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.03)      (.01)
(.18)     (.16)     (.17)     (.12)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.03)      (.01)
(.18)    (3.14)    (1.03)    (2.88)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.54     $14.78
$15.93    $17.06    $20.69    $20.91

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                5.38%     (7.15)%
(5.60)%   (2.60)%    3.60%     2.24%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $156,518   $141,563
$166,285  $181,566  $392,483  $456,264
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $149,374   $166,319
$181,631  $234,840  $448,884  $442,138
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.48%      0.38%
0.19%     0.66%     0.68%     0.84%
 Expenses                                          1.23%      1.22%
1.26%     1.17%     1.02%     0.98% 3
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class B                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.64    $ 15.89   $
16.99   $ 20.58   $ 20.83   $ 23.32
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)      (.10)
(.11)     (.05)     (.03)      .02
 Net realized and unrealized gain (loss)            .76      (1.15)
(.97)     (.56)      .66       .30

--------------------------------------------------------------
 Total from investment operations                   .73      (1.25)
(1.08)     (.61)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.02)       --      (.02)     (.05)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.02)    (2.98)     (.88)    (2.81)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.37     $14.64
$15.89    $16.99    $20.58    $20.83

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.87)%
(6.34)%   (3.28)%    2.79%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $48,300    $47,323
$57,584   $64,287  $102,736  $123,260
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $48,464    $56,200
$65,115   $79,239  $123,616  $110,240
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.31)%    (0.40)%
(0.57)%   (0.14)%   (0.08)%    0.08%
 Expenses, gross                                   2.15%      2.01%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.03% 4,5  2.01% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class C                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.44    $ 15.67   $
16.77   $ 20.35   $ 20.60   $ 23.07
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       .03       (.01)
(.08)     (.04)     (.02)      .01
 Net realized and unrealized gain (loss)            .69      (1.22)
(.99)     (.56)      .65       .31

--------------------------------------------------------------
 Total from investment operations                   .72      (1.23)
(1.07)     (.60)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.03)       --      (.02)     (.03)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.03)    (2.98)     (.88)    (2.79)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.16     $14.44
$15.67    $16.77    $20.35    $20.60

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.85)%
(6.38)%   (3.27)%    2.82%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $19,901    $13,466
$10,494   $ 9,849   $14,582   $18,204
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $16,474    $12,977
$11,088   $11,975   $17,746   $15,355
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.37)%    (0.41)%
(0.56)%   (0.14)%   (0.07)%    0.06%
 Expenses, gross                                   2.10%      2.00%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.06% 4,5  2.00% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months
Year
                                                   Ended
Ended
                                           April 30, 2003            Oct.
31,
Class N                                       (Unaudited)     2002    2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 14.68   $ 15.90   $
18.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .03       .05
(.02)
 Net realized and unrealized gain (loss)              .73     (1.22)
(2.16)

----------------------------------
 Total from investment operations                     .76     (1.17)
(2.18)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.05)     (.05)
--
 Distributions from net realized gain                  --        --
--

----------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)     (.05)
--
--------------------------------------------------------------------------------
 Net asset value, end of period                    $15.39    $14.68
$15.90

==================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  5.16%    (7.41)%
(12.06)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $2,805    $1,201
$12
--------------------------------------------------------------------------------
 Average net assets (in thousands)                 $1,936    $  508       $
5
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        0.04%     0.00%
(0.45)%
 Expenses, gross                                     1.64%     1.49%
1.61%
 Expenses, net                                       1.56% 4,5 1.49% 4,6
1.61% 4
--------------------------------------------------------------------------------
 Portfolio turnover rate                               67%      150%
336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class Y                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.96    $ 16.20   $
17.07   $ 20.72   $ 20.97   $ 23.34
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.91)       .06
1.10 1     .17 1     .22       .22
 Net realized and unrealized gain (loss)           1.78      (1.21) 1
(.97) 1   (.63) 1    .64       .34

---------------------------------------------------------------
 Total from investment operations                   .87      (1.15)
(.87)     (.46)      .86       .56
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.02)      (.09)
--      (.21)     (.25)     (.17)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.02)      (.09)
--     (3.19)    (1.11)    (2.93)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.81     $14.96
$16.20    $17.07    $20.72    $20.97

===============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                5.84%     (7.18)%
(5.10)%   (2.42)%    3.81%     2.63%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $1,482     $1,074
$638   $     1   $76,571  $136,729
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,226     $  955
$155   $48,714   $95,765  $118,010
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             1.27%      0.33%
0.62%     1.06%     0.90%     1.19%
 Expenses, gross                                   1.92%      3.77%
1.20%     0.97%     0.76%     0.62% 4
 Expenses, net                                     0.42% 5,6  1.23% 5,6
0.83% 5,6 0.97% 5   0.76% 5   0.62%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Per share amounts calculated based on the average shares outstanding during
the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not
reflected in the total returns. Total returns are not annualized for periods of
less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

17 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund,
Inc.
 (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment
 objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred
 sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without
 either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class
Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock
Exchanges
 or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures
 under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates on investments is
 separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
 and losses in the Fund's Statement of Operations.

18  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that the market value of
 the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily
 to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes
 an estimated unused capital loss carryforward of $43,808,574. This estimated
 capital loss carryforward represents the carryforward as of the end of the last
 fiscal year, increased for losses deferred under tax accounting rules for the
 current fiscal year and is increased or decreased by capital losses or gains
 realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did
 not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2008       $ 9,239,162
                              2009         5,386,519
                              2010        27,168,039
                                         -----------
                              Total      $41,793,720
                                         ===========

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for
 the Fund's independent directors. Benefits are based on years of service
and
 fees paid to each director during the years of service. During the six months
 ended April 30, 2003, the Fund's projected benefit obligations were increased
 by $2,745 and payments of $3,614 were made to retired directors, resulting in
 an accumulated liability of $45,730 as of April 30, 2003.

19  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all
 or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the
 fund(s) selected by the director. Deferral of directors' fees under the plan
 will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net
investment
 income (loss) and net realized gain (loss) may differ for financial statement
 and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net
 investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
 may differ from the fiscal year in which the income or net realized gain was
 recorded by the Fund.

 The tax character of distributions paid during the six months ended April
30,
 2003 and the year ended October 31, 2002 was as follows:

                                       Six Months Ended        Year Ended
                                         April 30, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $334,032           $ 139,084
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                             ----------------------------
                 Total                       $334,032            $139,084
                                             ============================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent assets and liabilities
 at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those
 estimates.

20  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 600 million shares of $0.001 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended April 30, 2003   Year Ended
October 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------------

 Class A
 Sold                        1,927,502    $ 29,318,107       1,908,060    $
31,560,410
 Dividends and/or
 distributions reinvested       20,386         312,728
7,395         129,115
 Redeemed                   (1,454,880)    (21,884,964)     (2,777,138)
(45,899,702)

-----------------------------------------------------------
 Net increase (decrease)       493,008    $  7,745,871        (861,683)
$(14,210,177)

===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                          644,593    $  9,687,942         849,996    $
13,980,805
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (733,954)    (10,895,819)     (1,241,241)
(20,131,407)

-----------------------------------------------------------
 Net decrease                  (89,361)   $ (1,207,877)       (391,245)   $
(6,150,602)

===========================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        1,246,278    $ 18,506,805         508,463
$  8,150,546
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (865,838)    (12,675,844)       (245,484)
(3,850,883)

-----------------------------------------------------------
 Net increase                  380,440    $  5,830,961         262,979
$  4,299,663

===========================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                          146,555    $  2,183,264          91,314
$  1,447,129
 Dividends and/or
 distributions reinvested          264           4,022
2              40
 Redeemed                      (46,476)       (673,183)
(10,222)       (160,590)

-----------------------------------------------------------
 Net increase                  100,343    $  1,514,103          81,094
$  1,286,579

===========================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                           28,791    $    435,926          46,172
$    771,487
 Dividends and/or
 distributions reinvested          105           1,632
201           3,570
 Redeemed                       (6,951)       (105,089)
(13,958)       (211,425)

-----------------------------------------------------------
 Net increase                   21,945    $    332,469          32,415
$    563,632

===========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other
 than short-term obligations, for the six months ended April 30, 2003, were
 $148,714,617 and $136,189,196, respectively.

21  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which provides for a fee of
 0.625% of the first $300 million of average annual net assets of the Fund,
 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an
 annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the
Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate       Class A   Concessions  Concessions
Concessions    Concessions
                  Front-End     Front-End    on Class A   on Class B
on Class C     on Class N
              Sales Charges Sales Charges        Shares
Shares           Shares         Shares
 Six Months      on Class A   Retained by   Advanced by  Advanced by
Advanced by    Advanced by
 Ended               Shares   Distributor Distributor 1  Distributor 1
Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------

 April 30, 2003    $205,574      $85,223        $12,365
$171,522        $52,712        $13,850

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                            Class A       Class B        Class C
Class N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by
Retained by
 Six Months Ended       Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $2,163      $104,265         $2,025
$2,943

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended April 30, 2003, payments
 under the Class A Plan totaled $181,108, all of

22  |  OPPENHEIMER VALUE FUND

 which were paid by the Distributor to recipients, and included $60,917 paid to
 an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs
 with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April
30,
 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
               Total Payments  Amount Retained       Expenses  of Net Assets
                   Under Plan   by Distributor     Under Plan       of Class
-----------------------------------------------------------------------------
 Class B Plan        $240,300         $183,422     $2,253,100
4.66%
 Class C Plan          81,524           32,271        445,523           2.24
 Class N Plan           4,779            4,326         42,030           1.50

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call
 options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to
 hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised,
 the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration
 date, exercise price, premium received and market value are detailed in a note
 to the Statement of Investments. Options written are reported as a liability in
 the Statement of Assets and Liabilities. Realized gains and losses are reported
 in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss
 if the market price of the security decreases

23  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Option Activity Continued
 and the option is exercised. The risk in buying an option is that the Fund pays
 a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
 Options outstanding as of
 October 31, 2002                                    14     $     742
 Options written                                  1,511        72,602
 Options exercised                               (1,525)      (73,344)
                                                -----------------------
 Options outstanding as of
 April 30, 2003                                      --     $      --
                                                =======================

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12,
2002, the
 Fund entered into an "interfund borrowing and lending arrangement" with other
 funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity
 purposes. The arrangement was initiated pursuant to exemptive relief granted by
 the Securities and Exchange Commission to allow these affiliated funds to lend
 money to, and borrow money from, each other, in an attempt to reduce borrowing
 costs below those of bank loan facilities. Under the arrangement the Fund may
 lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are
 subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends
 money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

INFORMATION AND SERVICES

For More Information on Oppenheimer Value Fund
The following additional information about the Fund is
available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes
additional information about the Fund's investment
policies, risks, and operations. It is incorporated by
reference into this Prospectus (which means it is legally
part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information
about the Fund's investments and performance is available
in the Fund's Annual and Semi-Annual Reports to
shareholders. The Annual Report includes a discussion of
market conditions and investment strategies that
significantly affected the Fund's performance during its
last fiscal year.

How to Get More Information
You can request the Statement of Additional Information,
the Annual and Semi-Annual Reports, the notice explaining
the Fund's privacy policy and other information about the
Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: WWW.OPPENHEIMERFUNDS.COM
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of
Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information
on the operation of the Public Reference Room may be
obtained by calling the SEC at 1.202.942.8090.  Reports and
other information about the Fund are available on the EDGAR
database on the SEC's Internet website at WWW.SEC.GOV.
                                          -----------
Copies may be obtained after payment of a duplicating fee
by electronic request at the SEC's e-mail address:
publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about
the Fund or to make any representations about the Fund
other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor
a solicitation of an offer to buy shares of the Fund, to
any person in any state or other jurisdiction where it is
unlawful to make such an offer.

                                          The Fund's shares
are distributed by:
The Fund's SEC File No. 811-3346
PR0375.001.1202 Printed on recycled paper.      [logo]
OppenheimerFunds Distributor, Inc.

                 Appendix to Prospectus of
                   Oppenheimer Value Fund

      Graphic material included in the Prospectus of
Oppenheimer Value Fund (the "Fund") under the heading
"Annual Total Returns (Class A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for each of the
ten most recent calendar years, without reflecting sales
charges or taxes. Set forth below are the relevant data
points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                                           Returns

1992                    11.99%
1993                    20.91%
1994                    -0.65%
1995                    36.40%
1996                    18.38%
1997                    24.00%
1998                    8.54%
1999  -4.71%
2000  -1.54%
2001  2.98%

OPPENHEIMER VALUE FUND
           Supplement dated July 17, 2003 to the
   Statement of Additional Information dated December 23,
               2002, Revised January 15, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   Supplement   dated  March  31,  2003  is  hereby
   withdrawn.

2.    The section titled  "Futures" on page 18 is changed by
   replacing  the  first  three  paragraphs  of with  the
   following three paragraphs.

o     Futures.  The Fund  can buy and  sell  exchange-traded
   futures  contracts that relate to (1) broadly-based
   stock  indices   ("stock  index  futures")  (2)  an
   individual  stock ("single stock futures") (3) debt
   securities  (these  are  referred  to as  "interest
   rate   futures"),    (4)   other   broadly-   based
   securities   indices  (these  are  referred  to  as
   "financial   futures"),   (5)  foreign   currencies
   (these are  referred  to as  "forward  contracts"),
   (6)  securities  or  (7)  commodities   (these  are
   referred to as "commodity futures").

   A  broadly-based  stock  index is used as the basis
   for trading stock index  futures.  They may in some
   cases  be  based  on   stocks  of   issuers   in  a
   particular  industry  or  group  of  industries.  A
   stock index assigns  relative  values to the common
   stocks   included   in  the  index  and  its  value
   fluctuates  in  response to the changes in value of
   the  underlying  stocks.  A stock  index  cannot be
   purchased or sold directly.  Financial  futures are
   similar  contracts based on the future value of the
   basket  of  securities  that  comprise  the  index.
   These  contracts  obligate  the seller to  deliver,
   and the  purchaser  to  take,  cash to  settle  the
   futures  transaction.  There is no delivery made of
   the  underlying  securities  to settle the  futures
   obligation.   Either  party  may  also  settle  the
   transaction   by   entering   into  an   offsetting
   contract.

   An  interest  rate future  obligates  the seller to
   deliver  (and  the  purchaser  to  take)  cash or a
   specified  type  of debt  security  to  settle  the
   futures transaction.  Either party could also enter
   into  an  offsetting  contract  to  close  out  the
   position.   Similarly,   a  single   stock   future
   obligates  the seller to deliver (and the purchaser
   to take) cash or a  specified  equity  security  to
   settle the futures transaction.  Either party could
   also enter  into an  offsetting  contract  to close
   out the  position.  Single stock futures trade on a
   very limited  number of exchanges,  with  contracts
   typically not fungible among the exchanges.

3.    Effective  June 13, 2003, the section titled "Board of
   Directors  and  Oversight  Committees"  on page 32 should
   be deleted and replaced with the following paragraphs:

   Board of Directors  and Oversight  Committees.  The
   Fund is governed by a Board of Directors,  which is
   responsible   for   protecting   the  interests  of
   shareholders  under  Maryland  law.  The  Directors
   meet  periodically  throughout  the year to oversee
   the Fund's activities,  review its performance, and
   review the  actions of the  Manager.  Although  the
   Fund will not normally hold annual  meetings of its
   shareholders,  it  may  hold  shareholder  meetings
   from  time  to  time  on  important  matters,   and
   shareholders  have the right to call a  meeting  to
   remove  a  Director   or  to  take   other   action
   described in the Fund's Articles of Incorporation.

      The Board of Directors  has an Audit  Committee,
   a Study Committee,  a Governance  Committee,  and a
   Proxy  Committee.  The Audit Committee is comprised
   solely of  Independent  Directors.  The  members of
   the Audit  Committee  are Edward Regan  (Chairman),
   Kenneth  Randall  and Russell  Reynolds.  The Audit
   Committee  held five  meetings  during  the  Fund's
   fiscal  year  ended  October  31,  2002.  The Audit
   Committee  provides the Board with  recommendations
   regarding the  selection of the Fund's  independent
   auditor.  The  Audit  Committee  also  reviews  the
   scope  and  results  of audits  and the audit  fees
   charged,    reviews   reports   from   the   Fund's
   independent  auditor concerning the Fund's internal
   accounting  procedures,  and  controls  and reviews
   reports of the Manager's  internal  auditor,  among
   other  duties  as  set  forth  in  the  Committee's
   charter.

      The  members of the Study  Committee  are Robert
   Galli   (Chairman),   Joel   Motley   and   Phillip
   Griffiths.   The   Study   Committee   held   eight
   meetings   during  the  Fund's  fiscal  year  ended
   October 31,  2002.  The Study  Committee  evaluates
   and reports to the Board on the Fund's  contractual
   arrangements,  including  the  Investment  Advisory
   and   Distribution    Agreements,    transfer   and
   shareholder   service   agreements   and  custodian
   agreements  as well as the policies and  procedures
   adopted by the Fund to comply  with the  Investment
   Company Act and other  applicable  law, among other
   duties as set forth in the Committee's charter.

      The  members  of the  Governance  Committee  are
   Elizabeth   Moynihan   (Chairman),   Joel   Motley,
   Phillip   Griffiths   and  Kenneth   Randall.   The
   Governance  Committee  held no meetings  during the
   Fund's  fiscal  year ended  October 31,  2002.  The
   Governance  Committee reviews the Fund's governance
   guidelines,  the  adequacy  of the  Fund's  Code of
   Ethics  and  develops  qualification  criteria  for
   Board   members    consistent   with   the   Fund's
   governance  guidelines,   among  other  duties  set
   forth in the Committee's charter.

      The  members of the Proxy  Committee  are Edward
   Regan   (Chairman),   Russell   Reynolds  and  John
   Murphy.   The  Proxy  Committee  held  one  meeting
   during the Fund's  fiscal  year ended  October  31,
   2002. The Proxy  Committee  provides the Board with
   recommendations   for  proxy  voting  and  monitors
   proxy voting by the Fund.

4.    Effective March 31, 2003, Mr. Benjamin Lipstein
   retired as a Director.  Therefore, the Statement of
   Additional Information is revised by deleting the
   biography for Mr. Lipstein on page 35.

5.    The following footnote is added to the Director
   compensation table on page 39.

3.    Effective January 1, 2003, Clayton Yeutter became
            Chairman of
            the               Board
            of Directors/Directors
            of the Board I Funds
            upon the retirement of
            Leon Levy.  Effective
            March 31, 2003, Mr.
            Lipstein retired as a
            Director.

July 17, 2003
PX0375.009

OPPENHEIMER VALUE FUND
                Supplement dated March 31, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised
                           January 15, 2003

The Statement of Additional Information is changed as follows:

1.    The Supplement dated February 19, 2003 is hereby withdrawn.

2.    The  subheading  titled  "Futures" on pages 18 and 19 is changed by  replacing  the first  three  paragraphs  of with the  following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock
            indices ("stock index futures") (2) an individual
            stock ("single stock futures") (3) debt securities
            (these are referred to as "interest rate
            futures"), (4) other broadly- based securities
            indices (these are referred to as "financial
            futures"), (5) foreign currencies (these are
            referred to as "forward contracts"), (6)
            securities or (7) commodities (these are referred
            to as "commodity futures").

            A broadly-based stock index is used as the basis
         for trading stock index futures. They may in some
         cases be based on stocks of issuers in a particular
         industry or group of industries. A stock index
         assigns relative values to the common stocks included
         in the index and its value fluctuates in response to
         the changes in value of the underlying stocks. A
         stock index cannot be purchased or sold directly.
         Financial futures are similar contracts based on the
         future value of the basket of securities that
         comprise the index. These contracts obligate the
         seller to deliver, and the purchaser to take, cash to
         settle the futures transaction. There is no delivery
         made of the underlying securities to settle the
         futures obligation. Either party may also settle the
         transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to
         deliver (and the purchaser to take) cash or a
         specified type of debt security to settle the futures
         transaction. Either party could also enter into an
         offsetting contract to close out the position.
         Similarly, a single stock future obligates the seller
         to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures
         transaction. Either party could also enter into an
         offsetting contract to close out the position. Single
         stock futures trade on a very limited number of
         exchanges, with contracts typically not fungible
         among the exchanges.

3.    The  section   captioned   "Board  of  Directors  and  Oversight
   Committees" on page 32 is amended as follows:

    a.The  second  sentence  of the  second  paragraph  under  that caption is revised to read:

          "The  members of the Audit  Committee  are  Kenneth A.
          Randall (Chairman) and Edward Reagan."

   b. The  first  sentence  of  the  third   paragraph  under  that
   caption is revised to read:

      "The  members  of  the  Study  Committee  are  Robert  G.  Galli
      (Chairman), Elizabeth Moynihan and Joel Motley."

4.    Effective March 31, 2003, Mr. Benjamin Lipstein retired as a
   Director.  Therefore, the Statement of Additional Information is
   revised by deleting the biography for Mr. Lipstein on page 35.

5.    In the Director compensation table on page 39, the following footnote is added following Messrs. Yeutter, Levy and Lipstein:

3.    Effective January 1, 2003, Clayton Yeutter became Chairman of the Board of Trustees/Directors of the Board I Funds upon the retirement of Leon Levy.  Effective March 31, 2003, Mr.
      Lipstein retired as a Director.

March 31, 2003
PX0375.008

OPPENHEIMER VALUE FUND
               Supplement dated February 19, 2003 to the
  Statement of Additional Information dated December 23, 2002, Revised
                            January 15, 2003

The  Statement of  Additional  Information  is changed by replacing  the first three  paragraphs of the subheading  titled  "Futures" on pages 18 and 19 with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices
         ("stock index futures") (2) an individual stock ("single
         stock futures") (3) debt securities (these are referred
         to as "interest rate futures"), (4) other broadly- based
         securities indices (these are referred to as "financial
         futures"), (5) foreign currencies (these are referred to
         as "forward contracts"), (6) securities or (7)
         commodities (these are referred to as "commodity
         futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be
         based on stocks of issuers in a particular industry or
         group of industries. A stock index assigns relative
         values to the common stocks included in the index and
         its value fluctuates in response to the changes in value
         of the underlying stocks. A stock index cannot be
         purchased or sold directly. Financial futures are
         similar contracts based on the future value of the
         basket of securities that comprise the index. These
         contracts obligate the seller to deliver, and the
         purchaser to take, cash to settle the futures
         transaction. There is no delivery made of the underlying
         securities to settle the futures obligation. Either
         party may also settle the transaction by entering into
         an offsetting contract.

            An interest rate future obligates the seller to
         deliver (and the purchaser to take) cash or a specified
         type of debt security to settle the futures transaction.
         Either party could also enter into an offsetting
         contract to close out the position. Similarly, a single
         stock future obligates the seller to deliver (and the
         purchaser to take) cash or a specified equity security
         to settle the futures transaction. Either party could
         also enter into an offsetting contract to close out the
         position. Single stock futures trade on a very limited
         number of exchanges, with contracts typically not
         fungible among the exchanges.

February 19, 2003
PX0375.007

This Statement of Additional Information is not a prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated December
23, 2002.  It should be read together with the Prospectus,
which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

Contents
Page

About the Fund
Additional  Information about the Fund's Investment Policies and Risks...............................................................
2
   The Fund's Investment Policies.......................................
2
   Other Investment Techniques and Strategies...........................
6
   Other Investment Restrictions........................................
29
How the Fund is Managed.................................................
31
   Organization and History.............................................
31
   Board of Directors and Oversight Committees..........................
32
   Directors and Officers of the Fund...................................
33
   The Manager..........................................................
40
Brokerage Policies of the Fund..........................................
43
Distribution and Service Plans..........................................
45
Performance of the Fund.................................................
49

About Your Account
How To Buy Shares.......................................................
54
How To Sell Shares......................................................
64
How To Exchange Shares..................................................
68
Dividends, Capital Gains and Taxes......................................
72
Additional Information About the Fund...................................
76

Financial Information About the Fund
Independent Auditors' Report............................................
78
Financial Statements ...................................................
79

Appendix A: Ratings
Definitions.........................................A-1
Appendix B: Industry
Classifications....................................B-1
Appendix  C:   OppenheimerFunds   Special   Sales   Charge
Arrangements and
Waivers................................................C-1

ABOUT The FUnd

Additional  Information About the Fund's Investment  Policies
and Risks

The investment objective, the principal investment policies
and the main risks of the Fund are described in the
Prospectus. This Statement of Additional Information
contains supplemental information about those policies and
risks and the types of securities that the Fund's
investment Manager, OppenheimerFunds, Inc., (the "Manager")
can select for the Fund. Additional information is also
provided about the strategies that the Fund may use to try
to achieve its objective.

The Fund's Investment Policies. The composition of the
Fund's portfolio and the techniques and strategies that the
Manager may use in selecting portfolio securities will vary
over time. The Fund is not required to use the investment
techniques and strategies described below at all times in
seeking its goal. It may use some of the special investment
techniques and strategies at some times or not at all.

      |X|   Value Investing. In selecting equity
investments for the Fund's portfolio, the portfolio manager
currently uses a value investing style coupled with
fundamental analysis of issuers. In using a value approach,
the manager looks for stocks and other equity securities
that appear to be temporarily undervalued, by various
measures, such as price/earnings ratios. Value investing
seeks stocks having prices that are low in relation to
their real worth or future prospects, with the expectation
that the Fund will realize appreciation in the value of its
holdings when other investors realize the intrinsic value
of the stock.

      Using value investing requires research as to the
issuer's underlying financial condition and prospects. Some
of the measures used to identify these securities include,
among others:
o     Price/Earnings ratio, which is the stock's price
divided by its earnings (or its long-term earnings
potential) per share. A stock having a price/earnings ratio
lower than its historical range, or lower than the market
as a whole or that of similar companies may offer
attractive investment opportunities.
o     Price/book value ratio, which is the stock price
divided by the book value of the company per share. It
measures the company's stock price in relation to its asset
value.
o     Dividend Yield, which is measured by dividing the
annual dividend by the stock price per share.
o     Valuation of Assets which compares the stock price to
the value of the company's underlying assets, including
their projected value in the marketplace, liquidation value
and intellectual property value.

      |X|   Investments in Equity Securities. The Fund does
not limit its investments in equity securities to issuers
having a market capitalization of a specified size or
range, and therefore may invest in securities of small-,
mid- and large-capitalization issuers. At times, the Fund
may have substantial amounts of its assets invested in
securities of issuers in one or more capitalization ranges,
based upon the Manager's use of its investment strategies
and its judgment of where the best market opportunities are
to seek the Fund's objective.

      At times, the market may favor or disfavor securities
of issuers of a particular capitalization range. Securities
of small capitalization issuers may be subject to greater
price
volatility in general than securities of larger companies.
Therefore, if the Fund has substantial investments in
smaller capitalization companies at times of market
volatility, the Fund's share price may fluctuate more than
that of funds focusing on larger capitalization issuers.

      |X|   Rights and Warrants. The Fund can invest up to
5% of its total assets in warrants or rights. That limit
does not apply to warrants and rights that the Fund has
acquired as part of units of securities or that are
attached to other securities that the Fund buys. No more
than 2% of the Fund's total assets may be invested in
warrants that are not listed on either The New York Stock
Exchange or The American Stock Exchange.

      Warrants basically are options to purchase equity
securities at specific prices valid for a specific period
of time. Their prices do not necessarily move parallel to
the prices of the underlying securities. Rights are similar
to warrants, but normally have a short duration and are
distributed directly by the issuer to its shareholders.
Rights and warrants have no voting rights, receive no
dividends and have no rights with respect to the assets of
the issuer.

      |X|   Convertible Securities. Convertible securities
are debt securities that are convertible into an issuer's
common stock. Convertible securities rank senior to common
stock in a corporation's capital structure and therefore
are subject to less risk than common stock in case of the
issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of
its "investment value" and its "conversion value."  If the
investment value exceeds the conversion value, the security
will behave more like a debt security, and the security's
price will likely increase when interest rates fall and
decrease when interest rates rise.  If the conversion value
exceeds the investment value, the security will behave more
like an equity security: it will likely sell at a premium
over its conversion value, and its price will tend to
fluctuate directly with the price of the underlying
security.

      While many convertible securities are a form of debt
security, in some cases their conversion feature (allowing
conversion into equity securities) causes the Manager to
regard them more as "equity equivalents." In those cases,
the credit rating assigned to the security has less impact
on the Manager's investment decision than in the case of
non-convertible fixed income securities. Convertible
securities are subject to the credit risks and interest
rate risks described above. To determine whether
convertible securities should be regarded as "equity
equivalents," the Manager may examine the following
factors:
(1)   whether, at the option of the investor, the
            convertible security can be exchanged for a
            fixed number of shares of common stock of the
            issuer,
(2)   whether the issuer of the convertible securities has
            restated its earnings per share of common stock
            on a fully diluted basis (considering the
            effect of conversion of the convertible
            securities), and
(3)   the extent to which the convertible security may be a
            defensive "equity substitute," providing the
            ability to participate in any appreciation in
            the price of the issuer's common stock.

      |X|         Preferred Stocks. Preferred stocks are
equity securities but have certain attributes of debt
securities. Preferred stock, unlike common stock, has a
stated dividend rate payable from the corporation's
earnings. Preferred stock dividends may be cumulative or
non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion
of prior unpaid dividends to be paid before the issuer can
pay dividends on common shares.
      If interest rates rise, the fixed dividend on
preferred stocks may be less attractive, causing the price
of preferred stocks to decline. Preferred stock may have
mandatory sinking fund provisions, as well as provisions
for their call or redemption prior to maturity which can
have a negative effect on their prices when interest prior
to maturity rates decline. Preferred stock may be
"participating" stock, which means that it may be entitled
to a dividend exceeding the stated dividend in certain
cases.

      Preferred stocks are equity securities because they
do not constitute a liability of the issuer and therefore
do not offer the same degree of protection of capital as
debt securities and may not offer the same degree of
assurance of continued income as debt securities. The
rights of preferred stock on distribution of a
corporation's assets in the event of its liquidation are
generally subordinate to the rights associated with a
corporation's debt securities. Preferred stock generally
has a preference over common stock on the distribution of a
corporation's assets in the event of its liquidation.

|X|   Foreign  Securities.  The Fund can  purchase up to 25%
of  its  total  assets  in  foreign   securities.   "Foreign
securities"  include equity and debt securities of companies organized  under the laws of countries other than the United
States and debt securities of foreign  governments and their agencies  and  instrumentalities.  Those  securities  may be traded on foreign  securities  exchanges  or in the  foreign over-the-counter markets.

      Securities of foreign issuers that are represented by
American Depository Receipts or that are listed on a U.S.
securities exchange or traded in the U.S. over-the-counter
markets are not considered "foreign securities" for the
purpose of the Fund's investment allocations. That is
because they are not subject to many of the special
considerations and risks, discussed below, that apply to
foreign securities traded and held abroad.

      Because the Fund can purchase securities denominated
in foreign currencies, a change in the value of a foreign
currency against the U.S. dollar could result in a change
in the amount of income the Fund has available for
distribution.  Because a portion of the Fund's investment
income may be received in foreign currencies, the Fund will
be required to compute its income in U.S. dollars for
distribution to shareholders, and therefore the Fund will
absorb the cost of currency fluctuations. After the Fund
has distributed income, subsequent foreign currency losses
may result in the Fund's having distributed more income in
a particular fiscal period than was available from
investment income, which could result in a return of
capital to shareholders.

      Investing in foreign securities offers potential
benefits not available from investing solely in securities
of domestic issuers. They include the opportunity to invest
in foreign issuers that appear to offer growth potential,
or in foreign countries with economic policies or business
cycles different from those of the U.S., or to reduce
fluctuations in portfolio value by taking advantage of
foreign stock markets that do not move in a manner parallel
to U.S. markets. The Fund will hold foreign currency only
in connection with the purchase or sale of foreign
securities.

o     Risks of Foreign Investing.  Investments in foreign
securities may offer special opportunities for investing
but also present special additional risks and
considerations not typically associated with investments in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o

               fluctuation in value of foreign investments
                  due to changes in currency rates or
                  currency control regulations (for
                  example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial
                  reporting standards in foreign countries
                  comparable to those applicable to
                  domestic issuers;
o     less volume on foreign exchanges than on U.S.
                  exchanges;
o     greater volatility and less liquidity on foreign
                  markets than in the U.S.;
o     less governmental regulation of foreign issuers,
                  stock exchanges and brokers than in the
                  U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio
                  transactions or loss of certificates for
                  portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation,
                  nationalization, confiscatory taxation,
                  political, financial or social
                  instability or adverse diplomatic
                  developments; and
o     unfavorable differences between the U.S. economy and
                  foreign economies.

      In the past, U.S. government policies have
discouraged certain investments abroad by U.S. investors,
through taxation or other restrictions, and it is possible
that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and
developing markets abroad may also offer special
opportunities for investing but have greater risks than
more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even
less liquidity in their securities markets, and settlements
of purchases and sales of securities may be subject to
additional delays. They are subject to greater risks of
limitations on the repatriation of income and profits
because of currency restrictions imposed by local
governments. Those countries may also be subject to the
risk of greater political and economic instability, which
can greatly affect the volatility of prices of securities
in those countries. The Manager will consider these factors
when evaluating securities in these markets, because the
selection of those securities must be consistent with the
Fund's investment objective. The Fund currently expects
that it will not invest significantly in emerging market
countries.

      |X|   Portfolio Turnover. "Portfolio turnover"
describes the rate at which the Fund traded its portfolio
securities during its last fiscal year. For example, if a
fund sold all of its securities during the year, its
portfolio turnover rate would have been 100%. The Fund's
portfolio turnover rate will fluctuate from year to year,
depending on market conditions, and the Fund may have a
portfolio turnover of more than 100% annually. Increased
portfolio turnover creates higher brokerage and transaction
costs for the Fund, which may reduce its overall
performance. Additionally, the realization of capital gains
from selling portfolio securities may result in
distributions of taxable long-term capital gains to
shareholders, since the Fund will normally distribute all
of its capital gains realized each year, to avoid excise
taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its
objective, the Fund may from time to time use the types of
investment strategies and investments described below. It
is not required to use all of these strategies at all times
and at times may not use them.

      |X|   Investments in Bonds and Other Debt Securities.
The Fund can invest in bonds, debentures and other debt
securities under normal market conditions. Because the Fund
currently emphasizes investments in equity securities, such
as stocks, it is not anticipated that significant amounts
of the Fund's assets will be invested in debt securities.
However, if market conditions suggest that debt securities
may offer better growth opportunities than stocks, or if
the Manager determines to seek a higher income for
liquidity purposes, the Manager may shift up to 10% of the
Fund's net assets into debt securities.

      The Fund's debt investments can include
investment-grade and non-investment-grade bonds (commonly
referred to as "junk bonds"). Investment-grade bonds are
bonds rated at least "Baa" by Moody's Investors Service,
Inc., ("Moody's") or at least "BBB" by Standard & Poor's
Rating Services ("S&P") or Fitch, Inc. ("Fitch") or that
have comparable ratings by another nationally recognized
rating organization. In making investments in debt
securities, the Manager may rely to some extent on the
ratings of ratings organizations or it may use its own
research to evaluate a security's credit-worthiness. If the
securities that the Fund buys are unrated, to be considered
part of the Fund's holdings of investment-grade securities,
they must be judged by the Manager to be of comparable
quality to bonds rated as investment grade by a rating
organization.

o     Special  Risks of  Lower-Grade  Securities.  It is not
anticipated that the Fund will invest a substantial  portion of  its  assets  in  lower-grade  debt  securities.  Because lower-grade  securities  tend to offer  higher  yields  than investment-grade  securities,  the Fund may  invest in lower grade  securities  if  the  Manager  is  trying  to  achieve
greater  income  (and,  in  some  cases,   the  appreciation
possibilities  of lower-grade  securities  might be a reason they are  selected  for the  Fund's  portfolio).  High-yield convertible  debt  securities  might be  selected as "equity substitutes,"  as  described  above but are  subject  to the
Fund's  limitation on its  investment in debt  securities as stated in the Prospectus.

      As mentioned above, "lower-grade" debt securities are
those rated below "investment grade," which means they have
a rating lower than "Baa" by Moody's or lower than "BBB" by
S&P or Fitch or similar ratings by other nationally
recognized rating organizations. If they are unrated, and
are determined by the Manager to be of comparable quality
to debt securities rated below investment grade, they are
included in the limitation on the percentage of the Fund's
assets that can be invested in lower-grade securities. The
Fund can invest in securities rated as low as "B" at the
time the Fund buys them.

      While securities rated "Baa" by Moody's or "BBB" by
S&P or Fitch are investment grade and are not regarded as
junk bonds, those securities may be subject to greater
risks than other investment-grade securities, and have some
speculative characteristics. Definitions of the debt
security ratings categories of Moody's, S&P and Fitch are
included in Appendix A to this Statement of Additional
Information.

o     Credit Risk. Some of the special credit risks of
lower-grade securities are discussed in the Prospectus.
There is a greater risk that the issuer may default on its
obligation to pay interest or to repay principal than in
the case of investment grade securities. The issuer's low
creditworthiness may increase the potential for its
insolvency. An overall decline in values in the
high yield bond market is also more likely during a period
of a general economic downturn. An economic downturn or an
increase in interest rates could severely disrupt the
market for high yield bonds, adversely affecting the values
of outstanding bonds as well as the ability of issuers to
pay interest or repay principal. In the case of foreign
high yield bonds, these risks are in addition to the
special risks of foreign investing discussed in the
Prospectus and in this Statement of Additional Information.

o     Interest Rate Risk. Interest rate risk refers to the
fluctuations in value of fixed-income securities resulting
from the inverse relationship between price and yield. For
example, an increase in general interest rates will tend to
reduce the market value of already-issued fixed-income
investments, and a decline in general interest rates will
tend to increase their value. In addition, debt securities
with longer maturities, which tend to have higher yields,
are subject to potentially greater fluctuations in value
from changes in interest rates than obligations with
shorter maturities.

      Fluctuations in the market value of fixed-income
securities after the Fund buys them will not affect the
interest income payable on those securities (unless the
security pays interest at a variable rate pegged to
interest rate changes). However, those price fluctuations
will be reflected in the valuations of the securities, and
therefore the Fund's net asset values will be affected by
those fluctuations.

      |X|   Floating Rate and Variable Rate Obligations.
Some securities the Fund can purchase have variable or
floating interest rates.  Variable rates are adjusted at
stated periodic intervals.  Variable rate obligations can
have a demand feature that allows the Fund to tender the
obligation to the issuer or a third party prior to its
maturity. The tender may be at par value plus accrued
interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is
adjusted automatically according to a stated prevailing
market rate, such as a bank's prime rate, the 91-day U.S.
Treasury Bill rate, or some other standard.  The
instrument's rate is adjusted automatically each time the
base rate is adjusted. The interest rate on a variable rate
note is also based on a stated prevailing market rate but
is adjusted automatically at specified intervals of not
less than one year.  Generally, the changes in the interest
rate on such securities reduce the fluctuation in their
market value.  As interest rates decrease or increase, the
potential for capital appreciation or depreciation is less
than that for fixed-rate obligations of the same maturity.
The Manager may determine that an unrated floating rate or
variable rate demand obligation meets the Fund's quality
standards by reason of being backed by a letter of credit
or guarantee issued by a bank that meets those quality
standards.

      Floating rate and variable rate demand notes that
have a stated maturity in excess of one year may have
features that permit the holder to recover the principal
amount of the underlying security at specified intervals
not exceeding one year and upon no more than 30 days'
notice.  The issuer of that type of note normally has a
corresponding right in its discretion, after a given
period, to prepay the outstanding principal amount of the
note plus accrued interest. Generally, the issuer must
provide a specified number of days' notice to the holder.

|X|   Mortgage-Related Securities.  Mortgage-related
securities are a form of derivative investment
collateralized by pools of commercial or residential
mortgages. Pools of mortgage loans are assembled as
securities for sale to investors by government agencies or
instrumentalities or by private issuers. These securities
include collateralized mortgage
obligations ("CMOs"), mortgage pass-through securities,
stripped mortgage pass-through securities, interests in
real estate mortgage investment conduits ("REMICs") and
other real estate-related securities.

      Mortgage-related securities that are issued or
guaranteed by agencies or instrumentalities of the U.S.
government have relatively little credit risk (depending on
the nature of the issuer) but are subject to interest rate
risks and prepayment risks, as described in the
Prospectus.  Mortgage-related securities issued by private
issuers have greater credit risk.

      As with other debt securities, the prices of
mortgage-related securities tend to move inversely to
changes in interest rates. The Fund can buy
mortgage-related securities that have interest rates that
move inversely to changes in general interest rates, based
on a multiple of a specific index. Although the value of a
mortgage-related security may decline when interest rates
rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are
more likely to be prepaid. Therefore, a mortgage-related
security's maturity can be shortened by unscheduled
prepayments on the underlying mortgages, and it is not
possible to predict accurately the security's yield. The
principal that is returned earlier than expected may have
to be reinvested in other investments having a lower yield
than the prepaid security. As a result, these securities
may be less effective as a means of "locking in" attractive
long-term interest rates, and they may have less potential
for appreciation during periods of declining interest
rates, than conventional bonds with comparable stated
maturities.

      Prepayment risks can lead to substantial fluctuations
in the value of a mortgage-related security. In turn, this
can affect the value of the Fund's shares. If a
mortgage-related security has been purchased at a premium,
all or part of the premium the Fund paid may be lost if
there is a decline in the market value of the security,
whether that results from interest rate changes or
prepayments on the underlying mortgages. In the case of
stripped mortgage-related securities, if they experience
greater rates of prepayment than were anticipated, the Fund
may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates,
prepayments of mortgage-related securities may occur at
slower than expected rates. Slower prepayments effectively
may lengthen a mortgage-related security's expected
maturity. Generally, that would cause the value of the
security to fluctuate more widely in responses to changes
in interest rates. If the prepayments on the Fund's
mortgage-related securities were to decrease broadly, the
Fund's effective duration, and therefore its sensitivity to
interest rate changes, would increase.

      As with other debt securities, the values of
mortgage-related securities may be affected by changes in
the market's perception of the creditworthiness of the
entity issuing the securities or guaranteeing them. Their
values may also be affected by changes in government
regulations and tax policies.

o     Collateralized Mortgage Obligations. CMOs are
multi-class bonds that are backed by pools of mortgage
loans or mortgage pass-through certificates. They may be
collateralized by:
(1)   pass-through certificates issued or guaranteed by
                    Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal
                    Housing Administration or guaranteed by
                    the Department of Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is
issued at a specific coupon rate and has a stated maturity
or final distribution date. Principal prepayments on the
underlying mortgages may cause the CMO to be retired much
earlier than the stated maturity or final distribution
date. The principal and interest on the underlying
mortgages may be allocated among the several classes of a
series of a CMO in different ways. One or more tranches may
have coupon rates that reset periodically at a specified
increase over an index. These are floating rate CMOs, and
typically have a cap on the coupon rate.  Inverse floating
rate CMOs have a coupon rate that moves in the opposite
direction of an applicable index. The coupon rate on these
CMOs will increase as general interest rates decrease.
These are usually much more volatile than fixed rate CMOs
or floating rate CMOs.

      |X|   U.S. Government Securities.  These are
securities issued or guaranteed by the U.S. Treasury or
other government agencies or federally-chartered corporate
entities referred to as "instrumentalities." The
obligations of U.S. government agencies or
instrumentalities in which the Fund may invest may or may
not be guaranteed or supported by the "full faith and
credit" of the United States.  "Full faith and credit"
means generally that the taxing power of the U.S.
government is pledged to the payment of interest and
repayment of principal on a security. If a security is not
backed by the full faith and credit of the United States,
the owner of the security must look principally to the
agency issuing the obligation for repayment. The owner
might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not
meet its commitment.  The Fund will invest in securities of
U.S. government agencies and instrumentalities only if the
Manager is satisfied that the credit risk with respect to
the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury
bills (maturities of one year or less when issued),
Treasury notes (maturities of one to 10 years), and
Treasury bonds (maturities of more than 10 years). Treasury
securities are backed by the full faith and credit of the
United States as to timely payments of interest and
repayments of principal. They also can include U. S.
Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities
described below, and Treasury Inflation-Protection
Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Fund
can buy these TIPS, which are designed to provide an
investment vehicle that is not vulnerable to inflation. The
interest rate paid by TIPS is fixed. The principal value
rises or falls semi-annually based on changes in the
published Consumer Price Index. If inflation occurs, the
principal and interest payments on TIPS are adjusted to
protect investors from inflationary loss. If deflation
occurs, the principal and interest payments will be
adjusted downward, although the principal will not fall
below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government
Agencies or Instrumentalities. These include direct
obligations and mortgage-related securities that have
different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S.
government, such as Government National Mortgage
Association ("GNMA") pass-through mortgage certificates
(called "Ginnie Maes"). Some are supported by the right of
the issuer to borrow from the U.S. Treasury under certain
circumstances, such as Federal National Mortgage
Association bonds ("Fannie Maes"). Others are supported
only by the credit of the entity that issued them, such as
Federal Home Loan Mortgage Corporation obligations
("Freddie Macs").
|X|   U.S. Government Mortgage-Related Securities. The Fund
can invest in a variety of mortgage-related securities that
are issued by U.S. government agencies or
instrumentalities, some of which are described below.

o     GNMA Certificates.  The Government National Mortgage
Association is a wholly-owned corporate instrumentality of
the United States within the U.S. Department of Housing and
Urban Development.  GNMA's principal programs involve its
guarantees of privately-issued securities backed by pools
of mortgages.  Ginnie Maes are debt securities representing
an interest in one mortgage or a pool of mortgages that are
insured by the Federal Housing Administration or the
Farmers Home Administration or guaranteed by the Veterans
Administration

      The Ginnie Maes in which the Fund invests are of the
"fully modified pass-through" type. They provide that the
registered holders of the Ginnie Maes will receive timely
monthly payments of the pro-rata share of the scheduled
principal payments on the underlying mortgages, whether or
not those amounts are collected by the issuers.  Amounts
paid include, on a pro rata basis, any prepayment of
principal of such mortgages and interest (net of servicing
and other charges) on the aggregate unpaid principal
balance of the Ginnie Maes, whether or not the interest on
the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed
as to timely payment of principal and interest by GNMA.  In
giving that guaranty, GNMA expects that payments received
by the issuers of Ginnie Maes on account of the mortgages
backing the Ginnie Maes will be sufficient to make the
required payments of principal of and interest on those
Ginnie Maes. However, if those payments are insufficient,
the guaranty agreements between the issuers of the Ginnie
Maes and GNMA require the issuers to make advances
sufficient for the payments.  If the issuers fail to make
those payments, GNMA will do so.

      Under federal law, the full faith and credit of the
United States is pledged to the payment of all amounts that
may be required to be paid under any guaranty issued by
GNMA as to such mortgage pools.  An opinion of an Assistant
Attorney General of the United States, dated December 9,
1969, states that such guaranties "constitute general
obligations of the United States backed by its full faith
and credit."  GNMA is empowered to borrow from the United
States Treasury to the extent necessary to make any
payments of principal and interest required under those
guaranties.

      Ginnie Maes are backed by the aggregate indebtedness
secured by the underlying FHA-insured, FMHA-insured or
VA-guaranteed mortgages. Except to the extent of payments
received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers,
nor do they evidence any recourse against those issuers.
Recourse is solely against GNMA.  Holders of Ginnie Maes
(such as the Fund) have no security interest in or lien on
the underlying mortgages.

      Monthly payments of principal will be made, and
additional prepayments of principal may be made, to the
Fund with respect to the mortgages underlying the Ginnie
Maes owned by the Fund. All of the mortgages in the pools
relating to the Ginnie Maes in the Fund are subject to
prepayment without any significant premium or penalty, at
the option of the mortgagors.  While the mortgages on
one-to-four family dwellings underlying certain Ginnie Maes
have a stated maturity of up to 30 years, it has been the
experience of the mortgage industry that the average life
of comparable mortgages, as a result of prepayments,
refinancing and payments from foreclosures, is considerably
less.
o     Federal Home Loan Mortgage Corporation ("FHLMC")
Certificates. FHLMC, a corporate instrumentality of the
United States, issues FHLMC Certificates representing
interests in mortgage loans.  FHLMC guarantees to each
registered holder of a FHLMC Certificate timely payment of
the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the
                    holder's proportionate interest in
                    principal payments on the mortgage
                    loans in the pool represented by the
                    FHLMC Certificate, in each case whether
                    or not such amounts are actually
                    received.
      The obligations of FHLMC under its guarantees are
obligations solely of FHLMC and are not backed by the full
faith and credit of the United States.

o     Federal National Mortgage Association (Fannie Mae)
Certificates.  Fannie Mae, a federally-chartered and
privately-owned corporation, issues Fannie Mae Certificates
which are backed by a pool of mortgage loans.  Fannie Mae
guarantees to each registered holder of a Fannie Mae
Certificate that the holder will receive amounts
representing the holder's proportionate interest in
scheduled principal and interest payments, and any
principal prepayments, on the mortgage loans in the pool
represented by such Certificate, less servicing and
guarantee fees, and the holder's proportionate interest in
the full principal amount of any foreclosed or other
liquidated mortgage loan. In each case the guarantee
applies whether or not those amounts are actually
received.  The obligations of Fannie Mae under its
guarantees are obligations solely of Fannie Mae and are not
backed by the full faith and credit of the United States or
any of its agencies or instrumentalities other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities.  The Fund may
buy zero-coupon U.S. government securities. These will
typically be U.S. Treasury Notes and Bonds that have been
stripped of their unmatured interest coupons, the coupons
themselves, or certificates representing interests in those
stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest
payments and are sold at a deep discount from their face
value at maturity.  The buyer recognizes a rate of return
determined by the gradual appreciation of the security,
which is redeemed at face value on a specified maturity
date. This discount depends on the time remaining until
maturity, as well as prevailing interest rates, the
liquidity of the security and the credit quality of the
issuer.  The discount typically decreases as the maturity
date approaches.

      Because zero-coupon securities pay no interest and
compound semi-annually at the rate fixed at the time of
their issuance, their value is generally more volatile than
the value of other debt securities that pay interest.
Their value may fall more dramatically than the value of
interest-bearing securities when interest rates rise.  When
prevailing interest rates fall, zero-coupon securities tend
to rise more rapidly in value because they have a fixed
rate of return.

      The Fund's investment in zero-coupon securities may
cause the Fund to recognize income and make distributions
to shareholders before it receives any cash payments on the
zero-coupon investment.  To generate cash to satisfy those
distribution requirements, the Fund may have to sell
portfolio securities that it otherwise might have continued
to hold or to use cash flows from other sources such as the
sale of Fund shares.

      |X|  "Stripped" Mortgage-Related Securities. The Fund
may invest in stripped mortgage-related securities that are
created by segregating the cash flows from underlying
mortgage loans or mortgage securities to create two or more
new securities. Each has a specified percentage of the
underlying security's principal or interest payments. These
are a form of derivative investment.

      Mortgage securities may be partially stripped so that
each class receives some interest and some principal.
However, they may be completely stripped. In that case all
of the interest is distributed to holders of one type of
security, known as an "interest-only" security, or "I/O,"
and all of the principal is distributed to holders of
another type of security, known as a "principal-only"
security or "P/O." Strips can be created for pass-through
certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very
sensitive to principal repayments (including prepayments)
on the underlying mortgages. If the underlying mortgages
experience greater than anticipated prepayments of
principal, the Fund might not fully recoup its investment
in an I/O based on those assets. If underlying mortgages
experience less than anticipated prepayments of principal,
the yield on the P/Os based on them could decline
substantially. The market for some of these securities may
be limited, making it difficult for the Fund to dispose of
its holdings at an acceptable price.

      |X|   Money Market Instruments and Short-Term Debt
Obligations. The Fund can invest in a variety of high
quality money market instruments and short-term debt
obligations, both under normal market conditions and for
defensive purposes. The following is a brief description of
the types of money market securities and short-term debt
obligations the Fund can invest in. Those money market
securities are high-quality, short-term debt instruments
that are issued by the U.S. government, corporations, banks
or other entities. They may have fixed, variable or
floating interest rates. The Fund's investments in foreign
money market instruments and short-term debt obligations
are subject to its limits on investing in foreign
securities and the risks of foreign investing, described
above.

o     U.S. Government Securities. These include obligations
issued or guaranteed by the U.S. government or any of its
agencies or instrumentalities.

o     Bank Obligations. The Fund can buy time deposits,
certificates of deposit and bankers' acceptances. They must
be :
o     obligations issued or guaranteed by a domestic or
                  foreign bank (including a foreign branch
                  of a domestic bank) having total assets
                  of at least $1 billion,
o     banker's acceptances (which may or may not be
                  supported by letters of credit) only if
                  guaranteed by a U.S. commercial bank with
                  total assets of at least U.S. $1 billion.

      The Fund can make time deposits. These are
non-negotiable deposits in a bank for a specified period of
time. They may be subject to early withdrawal penalties.
Time deposits that are subject to early withdrawal
penalties are subject to the Fund's limits on illiquid
investments, as described below. "Banks" include commercial
banks, savings banks and savings and loan associations.

o

            Commercial Paper. The Fund can invest in
commercial paper if it is rated within the top two rating
categories of S&P and Moody's. If the paper is not rated,
it may be purchased if issued by a company having a credit
rating of at least "AA" by S&P or "Aa" by Moody's.

      The Fund can buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S.
banks, issued by other entities if the commercial paper is
guaranteed as to principal and interest by a bank,
government or corporation whose certificates of deposit or
commercial paper may otherwise be purchased by the Fund.

o     Variable Amount Master Demand Notes. Master demand
notes are corporate obligations that permit the investment
of fluctuating amounts by the Fund at varying rates of
interest under direct arrangements between the Fund, as
lender, and the borrower. They permit daily changes in the
amounts borrowed. The Fund has the right to increase the
amount under the note at any time up to the full amount
provided by the note agreement, or to decrease the amount.
The borrower may prepay up to the full amount of the note
without penalty. These notes may or may not be backed by
bank letters of credit.

      Because these notes are direct lending arrangements
between the lender and borrower, it is not expected that
there will be a trading market for them. There is no
secondary market for these notes, although they are
redeemable (and thus are immediately repayable by the
borrower) at principal amount, plus accrued interest, at
any time. Accordingly, the Fund's right to redeem such
notes is dependent upon the ability of the borrower to pay
principal and interest on demand.

      The Fund has no limitations on the type of issuer
from whom these notes will be purchased. However, in
connection with such purchases and on an ongoing basis, the
Manager will consider the earning power, cash flow and
other liquidity ratios of the issuer, and its ability to
pay principal and interest on demand, including a situation
in which all holders of such notes made demand
simultaneously. Investments in master demand notes are
subject to the limitation on investments by the Fund in
illiquid securities, described below. Currently, the Fund
does not intend that its investments in variable amount
master demand notes will exceed 5% of its total assets.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.
The Fund can purchase securities on a "when-issued" basis,
and may purchase or sell securities on a "delayed-delivery"
basis. "When-issued" or "delayed-delivery" refers to
securities whose terms and indenture are available and for
which a market exists, but which are not available for
immediate delivery.

      When such transactions are negotiated, the price
(which is generally expressed in yield terms) is fixed at
the time the commitment is made.  Delivery and payment for
the securities take place at a later date.  The securities
are subject to change in value from market fluctuations
during the period until settlement.  The value at delivery
may be less than the purchase price.  For example, changes
in interest rates in a direction other than that expected
by the Manager before settlement will affect the value of
such securities and may cause a loss to the Fund. During
the period between purchase and settlement, the Fund makes
no payment to the issuer and no interest accrues to the
Fund from the investment until it receives the security at
settlement. There is a risk of loss to the Fund if the
value of the security changes prior to the settlement date,
and there is the risk that the other party may not perform.

      The Fund may engage in when-issued transactions to
secure what the Manager considers to be an advantageous
price and yield at the time the obligation is entered
into.  When the Fund enters into a when-issued or
delayed-delivery transaction, it relies on the other party
to complete the transaction.  Its failure to do so may
cause the Fund to lose the opportunity to obtain the
security at a price and yield the Manager considers to be
advantageous.

      When the Fund engages in when-issued and
delayed-delivery transactions, it does so for the purpose
of acquiring or selling securities consistent with its
investment objective and policies for its portfolio or for
delivery pursuant to options contracts it has entered into,
and not for the purposes of investment leverage. Although
the Fund will enter into when-issued or delayed-delivery
purchase transactions to acquire securities, the Fund may
dispose of a commitment prior to settlement.  If the Fund
chooses to dispose of the right to acquire a when-issued
security prior to its acquisition or to dispose of its
right to deliver or receive against a forward commitment,
it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase
or sell a security on a when-issued or delayed-delivery
basis, it records the transaction on its books and reflects
the value of the security purchased in determining the
Fund's net asset value.  In a sale transaction, it records
the proceeds to be received.  The Fund will identify on its
books liquid assets at least equal in value to the value of
the Fund's purchase commitments until the Fund pays for the
investment.

      When-issued and delayed-delivery transactions can be
used by the Fund as a defensive technique to hedge against
anticipated changes in interest rates and prices.  For
instance, in periods of rising interest rates and falling
prices, the Fund might sell securities in its portfolio on
a forward commitment basis to attempt to limit its exposure
to anticipated falling prices.  In periods of falling
interest rates and rising prices, the Fund might sell
portfolio securities and purchase the same or similar
securities on a when-issued or delayed-delivery basis to
obtain the benefit of currently higher cash yields.

      |X|   Repurchase Agreements. The Fund can acquire
securities subject to repurchase agreements. It might do so
for liquidity purposes to meet anticipated redemptions of
Fund shares, or pending the investment of the proceeds from
sales of Fund shares, or pending the settlement of
portfolio securities transactions, or for defensive
purposes.

      In a repurchase transaction, the Fund buys a security
from, and simultaneously resells it to, an approved vendor
for delivery on an agreed-upon future date. The resale
price exceeds the purchase price by an amount that reflects
an agreed-upon interest rate effective for the period
during which the repurchase agreement is in effect.
Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks, or broker-dealers that have been
designated as primary dealers in government securities.
They must meet credit requirements set by the Manager from
time to time.

      The majority of these transactions run from day to
day, and delivery pursuant to the resale typically occurs
within one to five days of the purchase. Repurchase
agreements having a maturity beyond seven days are subject
to the Fund's policy limits on holding illiquid
investments, described below. The Fund cannot enter into a
repurchase agreement that causes more than 10% of its net
assets to be subject to repurchase agreements having a
maturity beyond seven days. There is no limit on the amount
of the Fund's net assets that may be subject to repurchase
agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the
Investment Company Act of 1940 (the "Investment Company
Act"), are collateralized by the underlying security. The
Fund's repurchase agreements require that at all times
while the repurchase agreement is in effect, the value of
the collateral must equal or exceed the repurchase price to
fully collateralize the repayment obligation. However, if
the vendor fails to pay the resale price on the delivery
date, the Fund may incur costs in disposing of the
collateral and may experience losses if there is any delay
in its ability to do so. The Manager will monitor the
vendor's creditworthiness to confirm that the vendor is
financially sound and will continuously monitor the
collateral's value.

         Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with
other affiliated entities managed by the Manager, may
transfer uninvested cash balances into one or more joint
repurchase accounts. These balances are invested in one or
more repurchase agreements, secured by U.S. government
securities. Securities that are pledged as collateral for
repurchase agreements are held by a custodian bank until
the agreements mature. Each joint repurchase arrangement
requires that the market value of the collateral be
sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the
agreement, retention or sale of the collateral may be
subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use
reverse repurchase agreements on debt obligations it owns.
Under a reverse repurchase agreement, the Fund sells an
underlying debt obligation and simultaneously agrees to
repurchase the same security at an agreed-upon price at an
agreed-upon date. The Fund will identify on its books
liquid assets in an amount sufficient to cover its
obligations under reverse repurchase agreements, including
interest, until payment is made to the seller.

      These transactions involve the risk that the market
value of the securities sold by the Fund under a reverse
repurchase agreement could decline below the price at which
the Fund is obligated to repurchase them. These agreements
are considered borrowings by the Fund and will be subject
to the asset coverage requirement under the Fund's policy
on borrowing discussed below.

      |X|   Illiquid and Restricted Securities.  Under the
policies and procedures established by the Fund's Board of
Directors, the Manager determines the liquidity of certain
of the Fund's investments. To enable the Fund to sell its
holdings of a restricted security not registered under
applicable securities laws, the Fund may have to cause
those securities to be registered.  The expenses of
registering restricted securities may be negotiated by the
Fund with the issuer at the time the Fund buys the
securities. When the Fund must arrange registration because
the Fund wishes to sell the security, a considerable period
may elapse between the time the decision is made to sell
the security and the time the security is registered so
that the Fund could sell it. The Fund would bear the risks
of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities
through private placements. Those securities have
contractual restrictions on their public resale. Those
restrictions might limit the Fund's ability to dispose of
the securities and might lower the amount the Fund could
realize upon the sale.

      The Fund has limitations that apply to purchases of
restricted securities, as stated in the Prospectus. Those
percentage restrictions do not limit purchases of
restricted securities that are eligible for sale to
qualified institutional purchasers under Rule 144A of the
Securities Act of  1933, if those securities have been
determined to be liquid by the Manager under Board-

approved guidelines. Those guidelines take into account the
trading activity for such securities and the availability
of reliable pricing information, among other factors.  If
there is a lack of trading interest in a particular Rule
144A security, the Fund's holdings of that security may be
considered to be illiquid.

      Illiquid securities include repurchase agreements
maturing in more than seven days and participation
interests that do not have puts exercisable within seven
days.

|X|   Borrowing.  From time to time, the Fund may borrow
from banks or affiliated investment companies. Such
borrowing may be used to fund shareholder redemptions or
for other purposes. Currently, under the Investment Company
Act, absent exemptive relief, a mutual fund may borrow only
from banks and the maximum amount it may borrow is up to
one-third of its total assets (including the amount
borrowed) less all liabilities and indebtedness other than
borrowing. The Fund may also borrow up to 5% of its total
assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption
that a loan is temporary if it is repaid within 60 days and
not extended or renewed. In addition, as discussed below,
the Fund can borrow from affiliated mutual funds. If the
value of the Fund's assets so computed should fail to meet
the 300% asset coverage requirement, the Fund is required
within three days to reduce its bank debt to the extent
necessary to meet such requirement. To do so, it might have
to sell a portion of its investments at a time when
independent investment judgment would not dictate such
sale.

      Since substantially all of the Fund's assets fluctuate
in value, but borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share
correspondingly will tend to increase and decrease more when portfolio assets fluctuate in value than otherwise would be
the case.  While the Fund may borrow a greater amount, as
discussed in the immediately preceding paragraph, the Fund
currently does not expect its borrowings to exceed 5% of its total assets.

      The Fund will pay interest on its borrowings, and
that interest expense will raise the overall expenses of
the Fund and reduce its returns. Borrowing may subject the
Fund to greater risks and costs than funds that do not
borrow.  These risks may include the possible reduction of
income and increased fluctuation or volatility in the
Fund's net asset values per share.

|X|   Loans of Portfolio Securities.  To attempt to
generate income, the Fund may lend its portfolio securities
to brokers, dealers, and other financial institutions. The
Fund presently does not intend to lend its portfolio
securities, but if it does, these loans are limited to not
more than one-third of the Fund's net assets and are
subject to other conditions described below.

      There are some risks in connection with securities
lending. The Fund might experience a delay in receiving
additional collateral to secure a loan, or a delay in
recovery of the loaned securities if the borrower defaults.
The Fund must receive collateral for a loan. Under current
applicable regulatory requirements (which are subject to
change), on each business day the loan collateral must be
at least equal to the value of the loaned securities. It
must consist of cash, bank letters of credit, securities of
the U.S. government or its agencies or instrumentalities,
or other cash equivalents in which the Fund is permitted to
invest. To be acceptable as collateral, letters of credit
must obligate a bank to pay amounts demanded by the Fund if
the demand meets the terms of the letter.  The terms of the
letter of credit and the issuing bank both must be
satisfactory to the Fund.

      When it lends securities, the Fund receives amounts
equal to the dividends or interest on loaned securities. It
also receives one or more of (a) negotiated loan fees, (b)
interest on securities used as collateral, and (c) interest
on any short-term debt securities purchased with such loan
collateral. Each type of interest may be shared with the
borrower.  The Fund may also pay reasonable finders',
custodian and administrative fees in connection with these
loans.  The terms of the Fund's loans must meet applicable
tests under the Internal Revenue Code and must permit the
Fund to reacquire loaned securities on five days' notice or
in time to vote on any important matter.

|X|   Interfund Borrowing and Lending Arrangements.
Consistent with its fundamental policies and pursuant to an
exemptive order issued by the Securities and Exchange
Commission ("SEC"), the Fund may engage in borrowing and
lending activities with other funds in the OppenheimerFunds
complex. Borrowing money from affiliated funds may afford
the Fund the flexibility to use the most cost-effective
alternative to satisfy its borrowing requirements. Lending
money to an affiliated fund may allow the Fund to obtain a
higher rate of return than it could from interest rates on
alternative short-term investments.  Implementation of
interfund lending will be accomplished consistent with
applicable regulatory requirements, including the
provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from
affiliated funds unless the terms of the borrowing
arrangement are at least as favorable as the terms the Fund
could otherwise negotiate with a third party.  To assure
that the Fund will not be disadvantaged by borrowing from
an affiliated fund, certain safeguards may be implemented.
Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds
               unless the interest rate is more favorable
               than available bank loan rates;
o     the Fund's borrowing from affiliated funds must be
               consistent with its investment objective and
               investment policies;
o     the loan rates will be the average of the overnight
               repurchase agreement rate available through
               the OppenheimerFunds joint repurchase
               agreement account and  a pre-established
               formula based on quotations from independent
               banks to approximate the lowest interest
               rate at which bank loans would be available
               to the Fund;
o     if the Fund has outstanding borrowings from all
               sources greater than 10% of its total
               assets, then the Fund must secure each
               additional outstanding interfund loan by
               segregating liquid assets of the Fund as
               collateral;
o     the Fund cannot borrow from an affiliated fund in
               excess of 125% of its total redemptions for
               the preceding seven days;
o     each interfund loan may be repaid on any day by the
               Fund; and
o     the Trustees will be provided with a report of all
               interfund loans and the Trustees will
               monitor all such borrowings to ensure that
               the Fund's participation is appropriate.

      There is a risk that the Fund could have an interfund
loan called on one day's notice. In that circumstance, the
Fund might have to borrow from a bank at a higher interest
cost if money to lend were not available from another
Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not
be disadvantaged by making loans to affiliated funds,
certain safeguards will be implemented. Examples of these
safeguards include the following:

o     the Fund will not lend money to affiliated funds
               unless the interest rate on such loan is
               determined to be reasonable under the
               circumstances;
o     the Fund may not make interfund loans in excess of
               15% of its net assets;
o     an interfund loan to any one affiliated fund shall
               not exceed 5% of the Fund's net assets;
o     an interfund loan may not be outstanding for more
               than seven days;
o     each interfund loan may be called on one business
               day's notice; and
o     the Manager will provide the Trustees reports on all
               interfund loans demonstrating that the
               Fund's participation is appropriate and that
               the loan is consistent with its investment
               objectives and policies.

      When the  Fund  lends  assets  to  another  affiliated
fund,  the Fund is  subject  to the risk that the  borrowing fund fails to repay the loan.

      |X|  Hedging. The Fund can use hedging to attempt to
protect against declines in the market value of the Fund's
portfolio, to permit the Fund to retain unrealized gains in
the value of portfolio securities which have appreciated,
or to facilitate selling securities for investment reasons.
To do so, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures.
            Covered calls can also be used to increase the
            Fund's income, but the Manager does not expect
            to engage extensively in that practice.

      The Fund might use hedging to establish a position in
the securities market as a temporary substitute for
purchasing particular securities. In that case, the Fund
would normally seek to purchase the securities and then
terminate that hedging position. The Fund might also use
this type of hedge to attempt to protect against the
possibility that its portfolio securities would not be
fully included in a rise in value of the market. To do so
the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,
even though it is permitted to use them in the Manager's
discretion, as described below.  The Fund's strategy of
hedging with futures and options on futures will be
incidental to the Fund's activities in the underlying cash
market.  The particular hedging instruments the Fund can
use are described below.  The Fund may employ new hedging
instruments and strategies when they are developed, if
those investment methods are consistent with the Fund's
investment objective and are permissible under applicable
regulations governing the Fund.

o     Futures. The Fund can buy and sell exchange-traded
futures contracts that relate to (1) broadly-based stock
indices ("stock index futures") (2) debt securities (these
are referred to as "interest rate futures"), (3) other
broadly-based securities indices (these are referred to as
"financial futures"), (4) foreign currencies (these are
referred to as "forward contracts"), (5) securities or (6)
commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for
trading stock index futures. An index may in some cases be
based on stocks of issuers in a particular industry or
group of industries. A stock index assigns relative values
to the common stocks included in the index and its value
fluctuates in response to the changes in value of the
underlying stocks. A stock index cannot be purchased or
sold directly. Financial futures are similar contracts
based on the future value of the basket of securities that
comprise the index. These contracts obligate the seller to
deliver, and the purchaser to take, cash to settle the
futures transaction. There is no delivery made of the
underlying securities to settle the futures obligation.
Either party may also settle the transaction by entering
into an offsetting contract.

      An interest rate future obligates the seller to
deliver (and the purchaser to take) cash or a specified
type of debt security to settle the futures transaction.
Either party could also enter into an offsetting contract
to close out the position.

      The  Fund  can  invest  a  portion  of its  assets  in
commodity futures contracts.  Commodity futures may be based upon commodities within five main commodity groups:
(1)   energy,   which  includes  crude  oil,   natural  gas,
           gasoline and heating oil;
(2)   livestock, which includes cattle and hogs;
(3)   agriculture,  which includes  wheat,  corn,  soybeans,
           cotton, coffee, sugar and cocoa;
(4)   industrial metals,  which includes  aluminum,  copper,
           lead, nickel, tin and zinc; and
(5)   precious  metals,  which includes  gold,  platinum and
           silver.   The   Fund   may   purchase   and  sell
           commodity futures  contracts,  options on futures
           contracts  and options  and futures on  commodity
           indices   with   respect   to  these   five  main
           commodity  groups and the individual  commodities
           within  each  group,  as well as  other  types of
           commodities.

      No money is paid or received by the Fund on the
purchase or sale of a future.  Upon entering into a futures
transaction, the Fund will be required to deposit an
initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be
deposited with the Fund's custodian bank in an account
registered in the futures broker's name. However, the
futures broker can gain access to that account only under
specified conditions.  As the future is marked to market
(that is, its value on the Fund's books is changed) to
reflect changes in its market value, subsequent margin
payments, called variation margin, will be paid to or by
the futures broker daily.

      At any time prior to expiration of the future, the
Fund may elect to close out its position by taking an
opposite position, at which time a final determination of
variation margin is made and any additional cash must be
paid by or released to the Fund.  Any loss or gain on the
future is then realized by the Fund for tax purposes.  All
futures transactions, except forward contracts, are
effected through a clearinghouse associated with the
exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell
certain kinds of put options ("puts") and call options
("calls"). The Fund can buy and sell exchange-traded and
over-the-counter put and call options, including index
options, securities options, currency options, commodities
options, and options on the other types of futures
described above.

o     Writing Covered Call Options. The Fund can write
(that is, sell) calls. If the Fund sells a call option, it
must be covered.  That means the Fund must own the security
subject to the call while the call is outstanding, or, for
certain types of calls, the call may be covered by
segregating liquid assets to enable the Fund to satisfy its
obligations if the call is exercised.  Up to 25% of the
Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it
receives cash (a premium). The Fund agrees to sell the
underlying security to a purchaser of a corresponding call
on the same security during the call period at a fixed
exercise price regardless of market price changes during
the call period. The call period is usually not more than
nine months. The exercise price may differ from the market
price of the underlying security.  The Fund has the risk of
loss that the price of the underlying security may decline
during the call period. That risk may be offset to some
extent by
the premium the Fund receives. If the value of the
investment does not rise above the call price, it is likely
that the call will lapse without being exercised. In that
case the Fund would keep the cash premium and the
investment.

      When the Fund writes a call on an index, it receives
cash (a premium).  If the buyer of the call exercises it,
the Fund will pay an amount of cash equal to the difference
between the closing price of the call and the exercise
price, multiplied by the specified multiple that determines
the total value of the call for each point of difference.
If the value of the underlying investment does not rise
above the call price, it is likely that the call will lapse
without being exercised.  In that case the Fund would keep
the cash premium.

      The Fund's custodian, or a securities depository
acting for the custodian, will act as the Fund's escrow
agent, through the facilities of the Options Clearing
Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other
acceptable escrow securities. In that way, no margin will
be required for such transactions.  OCC will release the
securities on the expiration of the option or when the Fund
enters into a closing transaction.

      If the Fund writes an over-the-counter ("OTC")
option, it will enter into an arrangement with a primary
U.S. government securities dealer which will establish a
formula price at which the Fund will have the absolute
right to repurchase that OTC option.  The formula price
will generally be based on a multiple of the premium
received for the option, plus the amount by which the
option is exercisable below the market price of the
underlying security (that is, the option is "in the
money"). When the Fund writes an OTC option, it will treat
as illiquid (for purposes of its restriction on holding
illiquid securities) the mark-to-market value of any OTC
option it holds, unless the option is subject to a buy-back
agreement by the executing broker.

      To terminate its obligation on a call it has written,
the Fund may purchase a corresponding call in a  "closing
purchase transaction."  The Fund will then realize a profit
or loss, depending upon whether the net of the amount of
the option transaction costs and the premium received on
the call the Fund wrote is more or less than the price of
the call the Fund purchases to close out the transaction.
The Fund may realize a profit if the call expires
unexercised, because the Fund will retain the underlying
security and the premium it received when it wrote the
call.  Any such profits are considered short-term capital
gains for federal income tax purposes, as are the premiums
on lapsed calls. When distributed by the Fund they are
taxable as ordinary income.  If the Fund cannot effect a
closing purchase transaction due to the lack of a market,
it will have to hold the callable securities until the call
expires or is exercised.

      The Fund may also write calls on a futures contract
without owning the futures contract or securities
deliverable under the contract. To do so, at the time the
call is written, the Fund must cover the call by
identifying on its books an equivalent dollar amount of
liquid assets.  The Fund will segregate additional liquid
assets if the value of the segregated assets drops below
100% of the current value of the future.  Because of this
segregation requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future
require the Fund to
deliver a futures contract. It would simply put the Fund in
a short futures position, which is permitted by the Fund's
hedging policies.

o     Writing Put Options. The Fund can sell put options. A
put option on securities gives the purchaser the right to
sell, and the writer the obligation to buy, the underlying
investment at the exercise price during the option period.
The Fund will not write puts if, as a result, more than 50%
of the Fund's net assets would be required to be segregated
to cover such put options.

      If the Fund writes a put, the put must be covered by
liquid assets identified on the Fund's books.  The premium
the Fund receives from writing a put represents a profit,
as long as the price of the underlying investment remains
equal to or above the exercise price of the put.  However,
the Fund also assumes the obligation during the option
period to buy the underlying investment from the buyer of
the put at the exercise price, even if the value of the
investment falls below the exercise price.  If a put the
Fund has written expires unexercised, the Fund realizes a
gain in the amount of the premium less the transaction
costs incurred.  If the put is exercised, the Fund must
fulfill its obligation to purchase the underlying
investment at the exercise price. That price will usually
exceed the market value of the investment at that time.  In
that case, the Fund may incur a loss if it sells the
underlying investment. That loss will be equal to the sum
of the sale price of the underlying investment and the
premium received minus the sum of the exercise price and
any transaction costs the Fund incurred.

      When  writing a put  option on a  security,  to secure
its obligation to pay for the  underlying  security the Fund will  identify on its books liquid assets with a value equal to or  greater  than the  exercise  price of the  underlying securities.  The Fund therefore  forgoes the  opportunity of investing  the  identified  assets or writing  calls against those assets.

      As long as the Fund's obligation as the put writer
continues, it may be assigned an exercise notice by the
broker-dealer through which the put was sold. That notice
will require the Fund to take delivery of the underlying
security and pay the exercise price.  The Fund has no
control over when it may be required to purchase the
underlying security, since it may be assigned an exercise
notice at any time prior to the termination of its
obligation as the writer of the put.  That obligation
terminates upon expiration of the put. It may also
terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a
put of the same series as it sold.  Once the Fund has been
assigned an exercise notice, it cannot effect a closing
purchase transaction.

      The Fund may decide to effect a closing purchase
transaction to realize a profit on an outstanding put
option it has written or to prevent the underlying security
from being put. Effecting a closing purchase transaction
will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds
from the sale for other investments. The Fund will realize
a profit or loss from a closing purchase transaction
depending on whether the cost of the transaction is less or
more than the premium received from writing the put
option.  Any profits from writing puts are considered
short-term capital gains for federal tax purposes, and when
distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts. The Fund can purchase
calls to protect against the possibility that the Fund's
portfolio will not participate in an anticipated rise in
the securities market. When the Fund buys a call (other
than in a closing purchase transaction), it pays a premium.
The Fund then has the right to buy the underlying
investment from a seller of a
corresponding call on the same investment during the call
period at a fixed exercise price.  The Fund benefits only
if it sells the call at a profit or if, during the call
period, the market price of the underlying investment is
above the sum of the call price plus the transaction costs
and the premium paid for the call and the Fund exercises
the call.  If the Fund does not exercise the call or sell
it (whether or not at a profit), the call will become
worthless at its expiration date. In that case the Fund
will have paid the premium but lost the right to purchase
the underlying investment.

      The Fund can buy puts whether or not it holds the
underlying investment in its portfolio. When the Fund
purchases a put, it pays a premium and, except as to puts
on indices, has the right to sell the underlying investment
to a seller of a put on a corresponding investment during
the put period at a fixed exercise price.  Buying a put on
securities or futures the Fund owns enables the Fund to
attempt to protect itself during the put period against a
decline in the value of the underlying investment below the
exercise price by selling the underlying investment at the
exercise price to a seller of a corresponding put.  If the
market price of the underlying investment is equal to or
above the exercise price and, as a result, the put is not
exercised or resold, the put will become worthless at its
expiration date. In that case the Fund will have paid the
premium but lost the right to sell the underlying
investment. However, the Fund may sell the put prior to its
expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own
(such as an index or future) permits the Fund either to
resell the put or to buy the underlying investment and sell
it at the exercise price. The resale price will vary
inversely to the price of the underlying investment.  If
the market price of the underlying investment is above the
exercise price and, as a result, the put is not exercised,
the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or
future, it pays a premium, but settlement is in cash rather
than by delivery of the underlying investment to the Fund.
Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market
generally) rather than on price movements in individual
securities or futures contracts.

      The Fund may buy a call or put only if, after the
purchase, the value of all call and put options held by the
Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Call and Put Options on Foreign
Currencies. The Fund can buy and sell calls and puts on
foreign currencies.  They include puts and calls that trade
on a securities or commodities exchange or in the
over-the-counter markets or are quoted by major recognized
dealers in such options.  The Fund could use these calls
and puts to try to protect against declines in the dollar
value of foreign securities and increases in the dollar
cost of foreign securities the Fund wants to acquire

      If the Manager anticipates a rise in the dollar value
of a foreign currency in which securities to be acquired
are denominated, the increased cost of those securities may
be partially offset by purchasing calls or writing puts on
that foreign currency.  If the Manager anticipates a
decline in the dollar value of a foreign currency, the
decline in the dollar value of portfolio securities
denominated in that currency might be partially offset by
writing calls or purchasing puts on that foreign currency.
However, the currency rates could fluctuate in a direction
adverse to the Fund's position. The Fund will then have
incurred option premium payments and transaction costs
without a corresponding benefit.
      A call the Fund writes on a foreign currency is
"covered" if the Fund owns the underlying foreign currency
covered by the call or has an absolute and immediate right
to acquire that foreign currency without additional cash
consideration (or it can do so for additional cash
consideration identified on its books) upon conversion or
exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to
provide a hedge against a decline in the U.S. dollar value
of a security which the Fund owns or has the right to
acquire and which is denominated in the currency underlying
the option. That decline might be one that occurs due to an
expected adverse change in the exchange rate.  This is
known as a "cross-hedging" strategy.  In those
circumstances, the Fund covers the option by identifying on
its books liquid assets in an amount equal to the exercise
price of the option.

o     Risks of Hedging with Options and Futures. The use of
hedging instruments requires special skills and knowledge
of investment techniques that are different than what is
required for normal portfolio management.  If the Manager
uses a hedging instrument at the wrong time or judges
market conditions incorrectly, hedging strategies may
reduce the Fund's return. The Fund could also experience
losses if the prices of its futures and options positions
were not correlated with its other investments.

      The Fund's option activities could affect its
portfolio turnover rate and brokerage commissions. The
exercise of calls written by the Fund might cause the Fund
to sell related portfolio securities, thus increasing its
turnover rate.  The exercise by the Fund of puts on
securities will cause the sale of underlying investments,
increasing portfolio turnover.  Although the decision
whether to exercise a put it holds is within the Fund's
control, holding a put might cause the Fund to sell the
related investments for reasons that would not exist in the
absence of the put.

      The Fund could pay a brokerage commission each time
it buys a call or put, sells a call or put, or buys or
sells an underlying investment in connection with the
exercise of a call or put.  Those commissions could be
higher on a relative basis than the commissions for direct
purchases or sales of the underlying investments.  Premiums
paid for options are small in relation to the market value
of the underlying investments. Consequently, put and call
options offer large amounts of leverage. The leverage
offered by trading in options could result in the Fund's
net asset values  being more sensitive to changes in the
value of the underlying investment.

      If a covered call written by the Fund is exercised on
an investment that has increased in value, the Fund will be
required to sell the investment at the call price. It will
not be able to realize any profit if the investment has
increased in value above the call price.

      An option position may be closed out only on a market
that provides secondary trading for options of the same
series, and there is no assurance that a liquid secondary
market will exist for any particular option.  The Fund
might experience losses if it could not close out a
position because of an illiquid market for the future or
option.

      There is a risk in using short hedging by selling
futures or purchasing puts on broadly-based indices or
futures to attempt to protect against declines in the value
of the Fund's portfolio securities. The risk is that the
prices of the futures or the applicable index will
correlate imperfectly with the behavior of the cash prices
of the Fund's securities.  For example, it is possible that
while the Fund has used hedging instruments in a short
hedge, the market might
advance and the value of the securities held in the Fund's
portfolio might decline. If that occurred, the Fund would
lose money on the hedging instruments and also experience a
decline in the value of its portfolio securities. However,
while this could occur for a very brief period or to a very
small degree, over time the value of a diversified
portfolio of securities will tend to move in the same
direction as the indices upon which the hedging instruments
are based.

      The risk of imperfect correlation increases as the
composition of the Fund's portfolio diverges from the
securities included in the applicable index. To compensate
for the imperfect correlation of movements in the price of
the portfolio securities being hedged and movements in the
price of the hedging instruments, the Fund might use
hedging instruments in a greater dollar amount than the
dollar amount of portfolio securities being hedged. It
might do so if the historical volatility of the prices of
the portfolio securities being hedged is more than the
historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and
futures markets are subject to distortions, due to
differences in the nature of those markets. First, all
participants in the futures market are subject to margin
deposit and maintenance requirements. Rather than meeting
additional margin deposit requirements, investors may close
futures contracts through offsetting transactions which
could distort the normal relationship between the cash and
futures markets.  Second, the liquidity of the futures
market depends on participants entering into offsetting
transactions rather than making or taking delivery.  To the
extent participants decide to make or take delivery,
liquidity in the futures market could be reduced, thus
producing distortion.  Third, from the point of view of
speculators, the deposit requirements in the futures market
are less onerous than margin requirements in the securities
markets.  Therefore, increased participation by speculators
in the futures market may cause temporary price
distortions.

      The Fund can use hedging instruments to establish a
position in the securities markets as a temporary
substitute for the purchase of individual securities (long
hedging) by buying futures and/or calls on such futures,
broadly-based indices or on securities. It is possible that
when the Fund does so the market might decline.  If the
Fund then concludes not to invest in securities because of
concerns that the market might decline further or for other
reasons, the Fund will realize a loss on the hedging
instruments that is not offset by a reduction in the price
of the securities purchased.

o     Forward Contracts. Forward contracts are foreign
currency exchange contracts.  They are used to buy or sell
foreign currency for future delivery at a fixed price.  The
Fund uses them to "lock in" the U.S. dollar price of a
security denominated in a foreign currency that the Fund
has bought or sold, or to protect against possible losses
from changes in the relative values of the U.S. dollar and
a foreign currency.  The Fund may also use "cross-hedging"
where the Fund hedges against changes in currencies other
than the currency in which a security it holds is
denominated

      Under a forward contract, one party agrees to
purchase, and another party agrees to sell, a specific
currency at a future date. That date may be any fixed
number of days from the date of the contract agreed upon by
the parties. The transaction price is set at the time the
contract is entered into.  These contracts are traded in
the inter-bank market conducted directly among currency
traders (usually large commercial banks) and their
customers.

      The Fund may use forward contracts to protect against
uncertainty in the level of future exchange rates.  The use
of forward contracts does not eliminate the risk of
fluctuations in the
prices of the underlying securities the Fund owns or
intends to acquire, but it does fix a rate of exchange in
advance. Although forward contracts may reduce the risk of
loss from a decline in the value of the hedged currency, at
the same time they limit any potential gain if the value of
the hedged currency increases.

      When the Fund enters into a contract for the purchase
or sale of a security denominated in a foreign currency, or
when it anticipates receiving  dividend payments in a
foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar
equivalent of the dividend payments.  To do so, the Fund
could enter into a forward contract for the purchase or
sale of the amount of foreign currency involved in the
underlying transaction, in a fixed amount of U.S. dollars
per unit of the foreign currency. This is called a
"transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency
exchange rates during the period between the date on which
the security is purchased or sold or on which the payment
is declared, and the date on which the payments are made or
received.

      The Fund could also use forward contracts to lock in
the U.S. dollar value of portfolio positions. This is
called a "position hedge."  When the Fund believes that
foreign currency might suffer a substantial decline against
the U.S. dollar, it could enter into a forward contract to
sell an amount of that foreign currency approximating the
value of some or all of the Fund's portfolio securities
denominated in that foreign currency.  When the Fund
believes that the U.S. dollar might suffer a substantial
decline against a foreign currency, it could enter into a
forward contract to buy that foreign currency for a fixed
dollar amount.  Alternatively, the Fund could enter into a
forward contract to sell a different foreign currency for a
fixed U.S. dollar amount if the Fund believes that the U.S.
dollar value of the foreign currency to be sold pursuant to
its forward contract will fall whenever there is a decline
in the U.S. dollar value of the currency in which portfolio
securities of the Fund are denominated. That is referred to
as a "cross hedge."

      The Fund will cover its short positions in these
cases by identifying on its books assets having a value
equal to the aggregate amount of the Fund's commitment
under forward contracts.  The Fund will not enter into
forward contracts or maintain a net exposure to such
contracts if the consummation of the contracts would
obligate the Fund to deliver an amount of foreign currency
in excess of the value of the Fund's portfolio securities
or other assets denominated in that currency or another
currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction
costs, the Fund may maintain a net exposure to forward
contracts in excess of the value of the Fund's portfolio
securities or other assets denominated in foreign
currencies if the excess amount is "covered" by liquid
securities denominated in any currency. The cover must be
at least equal at all times to the amount of that excess.

      The precise matching of the amounts under forward
contracts and the value of the securities involved
generally will not be possible because the future value of
securities denominated in foreign currencies will change as
a consequence of market movements between the date the
forward contract is entered into and the date it is sold.
In some cases the Manager might decide to sell the security
and deliver foreign currency to settle the original
purchase obligation. If the market value of the security is
less than the amount of foreign currency the Fund is
obligated to deliver, the Fund might have to purchase
additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of
the security instead exceeds the amount of foreign currency
the Fund is obligated to deliver to settle the trade, the
Fund might have to sell on the spot market some of the
foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot
market in those cases.

      The projection of short-term currency market
movements is extremely difficult, and the successful
execution of a short-term hedging strategy is highly
uncertain.  Forward contracts involve the risk that
anticipated currency movements will not be accurately
predicted, causing the Fund to sustain losses on these
contracts and to pay additional transactions costs. The use
of forward contracts in this manner might reduce the Fund's
performance if there are unanticipated changes in currency
prices to a greater degree than if the Fund had not entered
into such contracts.

      At or before the maturity of a forward contract
requiring the Fund to sell a currency, the Fund might sell
a portfolio security and use the sale proceeds to make
delivery of the currency. In the alternative the Fund might
retain the security and offset its contractual obligation
to deliver the currency by purchasing a second contract.
Under that contract the Fund will obtain, on the same
maturity date, the same amount of the currency that it is
obligated to deliver.  Similarly, the Fund might close out
a forward contract requiring it to purchase a specified
currency by entering into a second contract entitling it to
sell the same amount of the same currency on the maturity
date of the first contract.  The Fund would realize a gain
or loss as a result of entering into such an offsetting
forward contract under either circumstance. The gain or
loss will depend on the extent to which the exchange rate
or rates between the currencies involved moved between the
execution dates of the first contract and offsetting
contract.

      The costs to the Fund of engaging in forward
contracts vary with factors such as the currencies
involved, the length of the contract period and the market
conditions then prevailing. Because forward contracts are
usually entered into on a principal basis, no brokerage
fees or commissions are involved.  Because these contracts
are not traded on an exchange, the Fund must evaluate the
credit and performance risk of the counterparty under each
forward contract.

      Although the Fund values its assets daily in terms of
U.S. dollars, it does not intend to convert its holdings of
foreign currencies into U.S. dollars on a daily basis.  The
Fund may convert foreign currency from time to time, and
will incur costs in doing so. Foreign exchange dealers do
not charge a fee for conversion, but they do seek to
realize a profit based on the difference between the prices
at which they buy and sell various currencies.  Thus, a
dealer might offer to sell a foreign currency to the Fund
at one rate, while offering a lesser rate of exchange if
the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions. The Fund can enter
into interest rate swap agreements. In an interest rate
swap, the Fund and another party exchange their right to
receive or their obligation to pay interest on a security.
For example, they might swap the right to receive floating
rate payments for fixed rate payments. The Fund can enter
into swaps only on securities that it owns. The Fund will
not enter into swaps with respect to more than 25% of its
total assets. Also, the Fund will identify on its books
liquid assets (such as cash or U.S. government securities)
to cover any amounts it could owe under swaps that exceed
the amounts it is entitled to receive, and it will adjust
that amount daily, as needed.

      Swap agreements entail both interest rate risk and
credit risk.  There is a risk that, based on movements of
interest rates in the future, the payments made by the Fund
under a swap agreement will be greater than the payments it
received.  Credit risk arises from the possibility that the
counterparty will default.  If the counterparty defaults,
the Fund's loss will consist of the
net amount of contractual interest payments that the Fund
has not yet received.  The Manager will monitor the
creditworthiness of counterparties to the Fund's interest
rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with
certain counterparties pursuant to master netting
agreements.  A master netting agreement provides that all
swaps done between the Fund and that counterparty shall be
regarded as parts of an integral agreement.  If amounts are
payable on a particular date in the same currency in
respect of one or more swap transactions, the amount
payable on that date in that currency shall be the net
amount. In addition, the master netting agreement may
provide that if one party defaults generally or on one
swap, the counterparty can terminate all of the swaps with
that party.  Under these agreements, if a default results
in a loss to one party, the measure of that party's damages
is calculated by reference to the average cost of a
replacement swap for each swap. It is measured by the
mark-to-market value at the time of the termination of each
swap.  The gains and losses on all swaps are then netted,
and the result is the counterparty's gain or loss on
termination.  The termination of all swaps and the netting
of gains and losses on termination is generally referred to
as "aggregation."

o     Total Return Swap Transactions. The Fund may enter
into total return swaps. The Fund will only enter into
total return swaps if consistent with its fundamental
investment objectives or policies and not invest in swaps
with respect to more than 30% of the Fund's total assets. A
swap contract is essentially like a portfolio of forward
contracts, under which one party agrees to exchange an
asset (for example, bushels of wheat) for another asset
(cash) at specified dates in the future.  A one-period swap
contract operates in a manner similar to a forward or
futures contract because there is an agreement to swap a
commodity for cash at only one forward date. The Fund may
engage in swap transactions that have more than one period
and therefore more than one exchange of assets.

      The Fund may invest in total return swaps to gain
exposure to the overall commodity markets.  In a total
return commodity swap the Fund will receive the price
appreciation of a commodity index, a portion of the index,
or a single commodity in exchange for paying an agreed-upon
fee.  If the commodity swap is for one period, the Fund
will pay a fixed fee, established at the outset of the
swap.  However, if the term of the commodity swap is more
than one period, with interim swap payments, the Fund will
pay an adjustable or floating fee.  With a "floating" rate,
the fee is pegged to a base rate such as the London
Interbank Offered Rate ("LIBOR"), and is adjusted each
period.  Therefore, if interest rates increase over the
term of the swap contract, the Fund may be required to pay
a higher fee at each swap reset date. The Fund does not
currently anticipate investing in total return swaps.

o     Regulatory Aspects of Hedging Instruments.  When
using futures and options on futures, the Fund is required
to operate within certain guidelines and restrictions with
respect to the use of futures as established by the
Commodities Futures Trading Commission (the "CFTC").  In
particular, the Fund is exempted from registration with the
CFTC as a "commodity pool operator" if the Fund complies
with the requirements of Rule 4.5 adopted by the CFTC.  The
Rule does not limit the percentage of the Fund's assets
that may be used for futures margin and related options
premiums for a bona fide hedging position.  However, under
the Rule, the Fund must limit its aggregate initial futures
margin and related options premiums to not more than 5% of
the Fund's net assets for hedging strategies that are not
considered bona fide hedging strategies under the Rule.
Under the Rule, the Fund must also use short futures and
options on futures solely for bona fide hedging purposes
within the meaning and intent of the applicable provisions
of the Commodity Exchange Act.
      Transactions in options by the Fund are subject to
limitations established by the option exchanges. The
exchanges limit the maximum number of options that may be
written or held by a single investor or group of investors
acting in concert. Those limits apply regardless of whether
the options were written or purchased on the same or
different exchanges or are held in one or more accounts or
through one or more different exchanges or through one or
more brokers.  Thus, the number of options that the Fund
may write may be affected by options written or held by
other entities, including other investment companies having
the same advisor as the Fund (or an advisor that is an
affiliate of the Fund's advisor).  The exchanges also
impose position limits on futures transactions.  An
exchange may order the liquidation of positions found to be
in violation of those limits and may impose certain other
sanctions.

      Under interpretations of staff members of the
Securities and Exchange Commission regarding applicable
provisions of the Investment Company Act, when the Fund
purchases a future, it must maintain cash or readily
marketable short-term debt instruments in an amount equal
to the market value of the securities underlying the
future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain
foreign currency exchange contracts in which the Fund may
invest are treated as "Section 1256 contracts" under the
Internal Revenue Code.  In general, gains or losses
relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under
the Code.  However, foreign currency gains or losses
arising from Section 1256 contracts that are forward
contracts generally are treated as ordinary income or
loss.  In addition, Section 1256 contracts held by the Fund
at the end of each taxable year are "marked-to-market," and
unrealized gains or losses are treated as though they were
realized.  These contracts also may be marked-to-market for
purposes of determining the excise tax applicable to
investment company distributions and for other purposes
under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those
transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may
result in "straddles" for federal income tax purposes.  The
straddle rules may affect the character and timing of gains
(or losses) recognized by the Fund on straddle positions.
Generally, a loss sustained on the disposition of a
position making up a straddle is allowed only to the extent
that the loss exceeds any unrecognized gain in the
offsetting positions making up the straddle.  Disallowed
loss is generally allowed at the point where there is no
unrecognized gain in the offsetting positions making up the
straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains
or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in
           exchange rates that occur between the time the
           Fund accrues interest or other receivables or
           accrues expenses or other liabilities
           denominated in a foreign currency and the time
           the Fund actually collects such receivables or
           pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the
           value of a foreign currency between the date of
           acquisition of a debt security denominated in a
           foreign currency or foreign currency forward
           contracts and the date of disposition.

      Currency  gains and losses are offset  against  market
gains and  losses on each  trade  before  determining  a net
"Section  988" gain or loss under the Internal  Revenue Code for that trade,  which may  increase or decrease  the amount of the Fund's  investment  income available for distribution to its shareholders.
Investment in Other Investment Companies. The Fund can also
invest in the securities of other investment companies,
which can include open-end funds, closed-end funds and unit
investment trusts, subject to the limits set forth in the
Investment Company Act that apply to those types of
investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds
or unit investment trusts, listed on a stock exchange.  The
Fund might do so as a way of gaining exposure to the
segments of the equity or fixed-income markets represented
by the Exchange-Traded Funds' portfolio, at times when the
Fund may not be able to buy those portfolio securities
directly.

      Investing in another investment company may involve
the payment of substantial premiums above the value of such
investment company's portfolio securities and is subject to
limitations under the Investment Company Act.  The Fund
does not intend to invest in other investment companies
unless the Manager believes that the potential benefits of
the investment justify the payment of any premiums or sales
charges.  As a shareholder of an investment company, the
Fund would be subject to its ratable share of that
investment company's expenses, including its advisory and
administration expenses.  The Fund does not anticipate
investing a substantial amount of its net assets in shares
of other investment companies.

Other Investment Restrictions

      |X|   What  Are  "Fundamental  Policies?"  Fundamental
policies  are those  policies  that the Fund has  adopted to govern its investments  that can be changed only by the vote
of  a   "majority"   of  the   Fund's   outstanding   voting
securities.  Under the Investment  Company Act, a "majority"
vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares  present or  represented  by
            proxy at a shareholder  meeting,  if the holders
            of more than 50% of the  outstanding  shares are
            present or
            represented by proxy, or
o     more than 50% of the outstanding shares.

      Policies described in the Prospectus or this
Statement of Additional Information are "fundamental" only
if they are identified as such. The Fund's Board of
Directors can change non-fundamental policies without
shareholder approval. However, significant changes to
investment policies will be described in supplements or
updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal
investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental
Policies? The following investment restrictions are
fundamental policies of the Fund.

o     The Fund cannot issue senior securities. However, it
can make payments or deposits of margin in connection with
options or futures transactions, lend its portfolio
securities, enter into repurchase agreements, borrow money
and pledge its assets as permitted by its other fundamental
policies. For purposes of this restriction, the issuance of
shares of common stock in multiple classes or series, the
purchase or sale of options, futures contracts and options
on futures contracts, forward commitments, and repurchase
agreements entered into in accordance with the Fund's
investment policies, and the pledge, mortgage or
hypothecation of the Fund's assets are not deemed to be
senior securities.

o

            The Fund cannot buy securities or other
instruments issued or guaranteed by any one issuer if more
than 5% of its total assets would be invested in securities
or other instruments of that issuer or if it would then own
more than 10% of that issuer's voting securities.  This
limitation applies to 75% of the Fund's total assets.  The
limit does not apply to securities issued or guaranteed by
the U.S. government or any of its agencies or
instrumentalities or securities of other investment
companies.

o     The Fund cannot invest 25% or more of its total
assets in any one industry.  That limit does not apply to
securities issued or guaranteed by the U.S. government or
its agencies and instrumentalities or securities issued by
investment companies.

o     The Fund cannot invest in physical commodities or
commodities contracts.  However, the Fund can invest in
hedging instruments permitted by any of its other
investment policies, and can buy or sell options, futures,
securities or other instruments backed by, or the
investment return from which is linked to, changes in the
price of physical commodities, commodity contracts or
currencies.

o     The Fund cannot invest in real estate or in interests
in real estate.  However, the Fund can purchase securities
of issuers holding real estate or interests in real estate
(including securities of real estate investment trusts) if
permitted by its other investment policies.

o     The Fund cannot underwrite securities of other
issuers. A permitted exception is in case it is deemed to
be an underwriter under the Securities Act of 1933 in
reselling its portfolio securities.

o     The Fund cannot make loans, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statute, rules or
regulations may be amended or interpreted from time to
time.

o     The Fund may not borrow money, except to the extent
permitted under the Investment Company Act, the rules or
regulations thereunder or any exemption therefrom that is
applicable to the Fund, as such statute, rules or
regulations may be amended or interpreted from time to
time. 1

|X|   Does the Fund Have Additional Restrictions That Are
Not "Fundamental" Policies? The Fund has additional
operating policies which are stated below, that are not
"fundamental," and which can be changed by the Board of
Directors without shareholder approval.

o     The Fund cannot invest in securities of other
investment companies, except to the extent permitted under
the Investment Company Act, the rules or regulations
thereunder or any exemption therefrom, as such statute,
rules or regulations may be amended or interpreted from
time to time.

      Unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on
an ongoing basis, it applies only at the time the Fund
makes an investment (except in the case of borrowing and
investments in illiquid securities). The Fund need not sell
securities to meet the percentage limits if the value of
the investment increases in proportion to the size of the
Fund.

      For purposes of the Fund's policy not to concentrate
its investments as described above, the Fund has adopted
the industry classifications set forth in Appendix B to
this Statement of Additional Information. This is not a
fundamental policy.

How the Fund is Managed

Organization and History. The Fund is one of two investment
portfolios, or "series," of Oppenheimer Series Fund, Inc.
That corporation is an open-end, management investment
company organized as a Maryland corporation in 1981, and
was called Connecticut Mutual Investment Accounts, Inc.
until March 18, 1996, when the Manager became the Fund's
investment advisor. The Fund is a diversified mutual fund.
On March 18, 1996 the Fund changed its name from
Connecticut Mutual Growth Account to Oppenheimer
Disciplined Value Fund and effective March 1, 2001
subsequently changed its name to Oppenheimer Value Fund.

|X|   Classes of Shares. The Directors are authorized,
without shareholder approval, to create new series and
classes of shares.  The Directors may reclassify unissued
shares of the Fund into additional series or classes of
shares.  The Directors also may divide or combine the
shares of a class into a greater or lesser number of shares
without changing the proportionate beneficial interest of a
shareholder in the Fund.  Shares do not have cumulative
voting rights or preemptive or subscription rights.  Shares
may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class
A, Class B, Class C, Class N and Class Y.  All classes
invest in the same investment portfolio.  Only retirement
plans may purchase Class N shares. Only certain
institutional investors may elect to purchase Class Y
shares.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the
         different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which
         interests of one class are different from
         interests of another class, and
o     votes as a class on matters that affect that class
         alone.

      Shares are freely transferable, and each share of
each class has one vote at shareholder meetings, with
fractional shares voting proportionally on matters
submitted to the vote of shareholders.  Each share of the
Fund represents an interest in the Fund proportionately
equal to the interest of each other share of the same
class.

      |X|   Meetings of Shareholders. Although the Fund is
not required by Maryland law to hold annual meetings, it
may hold shareholder meetings from time to time on
important matters. The shareholders of the Fund's parent
corporation have the right to call a meeting to remove a

Director or to take certain other action described in the
Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by
the Investment Company Act or other applicable law. The
Fund will hold a meeting when the Directors call a meeting
or upon proper request of shareholders. If the Fund's
parent corporation receives a written request of the record
holders of at least 25% of the outstanding shares eligible
to be voted at a meeting to call a meeting for a specified
purpose (which might include the removal of a Director),
the Directors will call a meeting of shareholders for that
specified purpose. The Fund's parent corporation has
undertaken that it will then either give the applicants
access to the Fund's shareholder list or mail the
applicants' communication to all other shareholders at the
applicants' expense.

      Shareholders of the Fund and of its parent
corporation's other series vote together in the aggregate
on certain matters at shareholders' meetings. Those matters
include the election of Directors and ratification of
appointment of the independent auditors. Shareholders of a
particular series or class vote separately on proposals
that affect that series or class. Shareholders of a series
or class that is not affected by a proposal are not
entitled to vote on the proposal. For example, only
shareholders of a particular series vote on any material
amendment to the investment advisory agreement for that
series. Only shareholders of a particular class of a series
vote on certain amendments to the Distribution and/or
Service Plans if the amendments affect only that class.

Board of Directors and Oversight Committees. The Fund's
parent corporation is governed by a Board of Directors,
which is responsible for protecting the interests of
shareholders under Maryland law. The Directors meet
periodically throughout the year to oversee the Fund's
activities, review its performance, and review the actions
of the Manager. Although the Fund will not normally hold
annual meetings of its shareholders, it may hold
shareholder meetings from time to time on important
matters, and shareholders have the right to call a meeting
to remove a Director or to take other action described in
the Fund's Articles of Incorporation.

      The Board of Directors has an Audit Committee, a
Study Committee and a Proxy Committee. The Audit Committee
is comprised solely of Independent Directors. The members
of the Audit Committee are Kenneth Randall (Chairman),
Benjamin Lipstein and Edward Regan. The Audit Committee
held five meetings during the Fund's fiscal year ended
October 31, 2002.  The Audit Committee provides the Board
with recommendations regarding the selection of the Fund's
independent auditor. The Audit Committee also reviews the
scope and results of audits and the audit fees charged,
reviews reports from the Fund's independent auditor
concerning the Fund's internal accounting procedures, and
controls and reviews reports of the Manager's internal
auditor, among other duties as set forth in the Committee's
charter.

      The members of the Study Committee are Benjamin
Lipstein (Chairman), Robert Galli and Elizabeth Moynihan.
The Study Committee held eight meetings during the Fund's
fiscal year ended October 31, 2002. The Study Committee
evaluates and reports to the Board on the Fund's
contractual arrangements, including the Investment Advisory
and Distribution Agreements, transfer and shareholder
service agreements and custodian agreements as well as the
policies and procedures adopted by the Fund to comply with
the Investment Company Act and other applicable law, among
other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan
(Chairman), Russell Reynolds and Clayton Yeutter. The Proxy
Committee held one meeting during the fiscal year ended

October 31, 2002.The Proxy Committee provides the Board
with recommendations for proxy voting and monitors proxy
voting by the Fund.

Directors and Officers of the Fund. Except for Mr. Murphy,
each of the Directors is an independent director of the
Fund ("Independent Director"). Mr. Murphy is an "Interested
Director," because he is affiliated with the Manager by
virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      The Fund's Directors and officers and their positions
held with the Fund and length of service in such
position(s) and their principal occupations and business
affiliations during the past five years are listed in the
chart below. The information for the Directors also
includes the dollar range of shares of the Fund as well as
the aggregate dollar range of shares beneficially owned in
any of the Oppenheimer funds overseen by the Directors. All
of the Directors are also trustees or directors of the
following publicly offered Oppenheimer funds (referred to
as "Board I Funds"):

Oppenheimer AMT-Free New York Municipals  Oppenheimer Growth Fund
Oppenheimer California Municipal Fund     Oppenheimer International Growth Fund
                                          Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund     Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund                Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund          Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund    Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                   Oppenheimer Trinity Core Fund
Oppenheimer Global Fund                   Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer U.S. Government Trust

      In  addition  to being a trustee  or  director  of the
Board I Funds,  Mr.  Galli is also a director  or trustee of
10  other  portfolios  in  the   OppenheimerFunds   complex.
Present  or  former   officers,   directors,   trustees  and
employees (and their immediate  family members) of the Fund,
the  Manager  and  its  affiliates,   and  retirement  plans
established  by them for their  employees  are  permitted to
purchase   Class  A  shares   of  the  Fund  and  the  other
Oppenheimer  funds at net asset value  without sales charge.
The  sales  charges  on Class A shares  is  waived  for that group because of the economies of sales efforts  realized by the Distributor.

      Messrs. Murphy, Leavy, Molleur, Wixted and Zack and
Mses. Bechtolt, Feld and Ives respectively hold the same
offices with one or more of the other Board I Funds as with
the Fund. As of December 12, 2002, the Directors and
officers of the Fund as a group owned of record or
beneficially less than 1% of each class of shares of the
Fund. The foregoing statement does not reflect ownership of
shares of the Fund held of record by an employee benefit
plan for employees of the Manager, other than the shares
beneficially owned under the plan by the officers of the
Fund listed above. In addition, each Independent Director,
and his family members, do not own securities of either the
Manager or Distributor of the Board I Funds or any person
directly or indirectly controlling, controlled by or under
common control with the Manager or Distributor.

|X|

      Affiliated Transactions and Material Business
Relationships. Mr. Reynolds has reported he has a
controlling interest in The Directorship Search Group, Inc.
("The Directorship Search Group"), a director recruiting
firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager)
for fees aggregating $110,000 from January 1, 2000 through
December 31, 2001, an amount representing less than 5% of
the annual revenues of The Directorship Search Group, Inc.
Mr. Reynolds estimates that The Directorship Search Group
will bill Massachusetts Mutual Life Insurance Company
$150,000 for services to be provided during the calendar
year 2002.

      The Independent Trustees have unanimously (except for
Mr. Reynolds, who abstained) determined that the consulting
arrangements between The Directorship Search Group, Inc.
and Massachusetts Mutual Life Insurance Company were not
material business or professional relationships that would
compromise Mr. Reynolds' status as an Independent Trustee.
Nonetheless, to assure certainty as to determinations of
the Board and the Independent Trustees as to matters upon
which the Investment Company Act or the rules thereunder
require approval by a majority of Independent Trustees, Mr.
Reynolds will not be counted for purposes of determining
whether a quorum of Independent Trustees was present or
whether a majority of Independent Trustees approved the
matter.

     The address of each Director in the chart below is
6803 S. Tucson Way, Centennial, CO 80112-3924. Each
Director serves for an indefinite term, until his or her
resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s)  Principal   Occupation(s)   During  Past  5 Dollar     Aggregate
                                                                          Dollar
                                                                          Range of
                                                                          Shares
                                                                          Beneficially
                                                                          Owned in
                                                                          any of
                                                                          the
                                                               Range of   Oppenheimer
                                                               Shares     Funds
Held with Fund,    Years  /  Other  Trusteeships/Directorships BeneficiallOverseen
Length of          Held by Director / Number of  Portfolios in Owned in   by
Service, Age       Fund Complex Currently Overseen by Director  the Fund   Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.         Of Counsel (since 1993), Hogan & Hartson       $0     $50,001-$100,000
Yeutter, Chairman
of the Board of
Directors,         (a law firm). Other directorships:
Director since     Caterpillar, Inc. (since 1993) and
1996               Weyerhaeuser Co. (since 1999). Oversees 31
Age: 71            portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other Oppenheimer  $50,001-     Over
Director since     funds. Formerly Vice Chairman (October
1996               1995-December 1997) of the Manager.
Age: 69            Oversees 41 portfolios in the
                   OppenheimerFunds complex.                   $100,000   $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.         The Director (since 1991) of the Institute     $0        Over
Griffiths,         for Advanced Study, Princeton, N.J.,
Director since     director (since 2001) of GSI Lumonics and
1999               a member of the National Academy of
Age: 63            Sciences (since 1979); formerly (in
                   descending chronological order) a director
                   of Bankers Trust Corporation, Provost and
                   Professor of Mathematics at Duke
                   University, a director of Research
                   Triangle Institute, Raleigh, N.C., and a
                   Professor of Mathematics at Harvard                    $100,000
                   University. Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin           Professor Emeritus of Marketing, Stern         $0        Over
Lipstein,          Graduate School of Business
Director since     Administration, New York University.
1996               Oversees 31 portfolios in the
Age: 79            OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,    Director (January 2002-present), Columbia   $02           $03
Director since     Equity Financial Corp. (privately-held
2002               financial adviser); Managing Director
Age: 50            (January 2002-present), Carmona Motley,
                   Inc. (privately-held financial adviser);
                   Formerly he held the following positions:
                   Managing Director (January 1998-December
                   2001), Carmona Motley Hoffman Inc.
                   (privately-held financial adviser);
                   Managing Director (January 1992-December
                   1997), Carmona Motley & Co.
                   (privately-held financial adviser).
                   Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B.       Author and architectural historian; a                             ,000
Moynihan,          trustee of the Freer Gallery of Art and
Director since     Arthur M. Sackler Gallery (Smithsonian
1996               Institute), Trustees Council of the
Age: 72            National Building Museum; a member of the      $0     $50,001-$100
                   Trustees Council, Preservation League of
                   New York State. Oversees 31 portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.         A director of Dominion Resources, Inc.      $1-          Over
Randall, Director  (electric utility holding company) and
since 1996         Prime Retail, Inc. (real estate investment
Age: 75            trust); formerly a director of Dominion
                   Energy, Inc. (electric power and oil & gas
                   producer), President and Chief Executive
                   Officer of The Conference Board, Inc.
                   (international economic and business
                   research) and a director of Lumbermens
                   Mutual Casualty Company, American
                   Motorists Insurance Company and American     $10,000   $100,000
                   Manufacturers Mutual Insurance Company.
                   Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,   President, Baruch College, CUNY; a          $1-       $50,001-$100,000
Director since     director of RBAsset (real estate manager);
1996               a director of OffitBank; formerly Trustee,
Age: 72            Financial Accounting Foundation (FASB and
                   GASB), Senior Fellow of Jerome Levy
                   Economics Institute, Bard College,
                   Chairman of Municipal Assistance
                   Corporation for the City of New York, New
                   York State Comptroller and Trustee of New
                   York State and Local Retirement Fund.        $10,000
                   Oversees 31 investment companies in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.         Chairman (since 1993) of The Directorship      $0     $10,001-$50,000
Reynolds, Jr.,     Search Group, Inc. (corporate governance
Director since     consulting and executive recruiting); a
1996               life trustee of International House
Age: 70            (non-profit educational organization), and
                   a trustee (since 1996) of the Greenwich
                   Historical Society. Oversees 31 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,   Chairman Emeritus (since January 1991) of      $0        Over
Vice Chairman of
the Board of
Directors,         the Manager. Formerly a director (January
Director since     1969-August 1999) of the Manager. Oversees
1996               31 portfolios in the OppenheimerFunds                  $100,000
Age: 76            complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498
Seventh Avenue, New York, NY 10018. Mr. Murphy serves for
an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                          Interested Director and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,           Principal  Occupation(s) During Past 5 Years Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                        y  Shares
                                                             Range of   Beneficially
Position(s)                                                  Shares       Owned in
Held with Fund, / Other  Trusteeships/Directorships  Held by Beneficiall any of the
Length of       Director  /  Number  of  Portfolios  in Fund Owned in   Oppenheimer
Service, Age    Complex Currently Overseen by Director        the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V.         Chairman,   Chief   Executive   Officer  and
Murphy,         director  (since  June  2001) and  President     $0         Over
President and   (since   September  2000)  of  the  Manager;              $100,000
Trustee,        President  and  a  director  or  trustee  of
Trustee since   other  Oppenheimer  funds;  President  and a
2001            director  (since  July 2001) of  Oppenheimer
Age: 53         Acquisition   Corp.  (the  Manager's  parent
                holding    company)   and   of   Oppenheimer
                Partnership   Holdings,   Inc.   (a  holding
                company   subsidiary  of  the  Manager);   a
                director    (since    November    2001)   of
                OppenheimerFunds    Distributor,   Inc.   (a
                subsidiary of the  Manager);  Chairman and a
                director  (since  July 2001) of  Shareholder
                Services,  Inc. and of Shareholder Financial
                Services,  Inc. (transfer agent subsidiaries
                of the  Manager);  President  and a director
                (since   July   2001)  of   OppenheimerFunds
                Legacy  Program (a charitable  trust program
                established  by the Manager);  a director of
                the investment advisory  subsidiaries of the
                Manager:     OFI     Institutional     Asset
                Management,   Inc.  and   Centennial   Asset
                Management   Corporation   (since   November
                2001),    HarbourView    Asset    Management
                Corporation  and  OFI  Private  Investments,
                Inc.  (since  July 2001);  President  (since
                November  1,  2001)  and a  director  (since
                July   2001)  of   Oppenheimer   Real  Asset
                Management,    Inc.;   a   director   (since
                November   2001)   of   Trinity   Investment
                Management Corp. and Tremont Advisers,  Inc.
                (Investment   advisory   affiliates  of  the
                Manager);  Executive Vice  President  (since
                February 1997) of Massachusetts  Mutual Life
                Insurance   Company  (the  Manager's  parent
                company);  a director  (since  June 1995) of
                DLB   Acquisition   Corporation  (a  holding
                company  that  owns the  shares  of David L.
                Babson &  Company,  Inc.);  formerly,  Chief
                Operating   Officer   (September   2000-June
                2001) of the Manager;  President and trustee
                (November  1999-November 2001) of MML Series
                Investment      Fund     and      MassMutual
                Institutional  Funds  (open-end   investment
                companies);     a    director     (September
                1999-August  2000)  of C.M.  Life  Insurance
                Company;  President, Chief Executive Officer
                and director  (September  1999-August  2000)
                of MML Bay State Life Insurance  Company;  a
                director  (June  1989-June  1998) of Emerald
                Isle  Bancorp and  Hibernia  Savings Bank (a
                wholly-owned   subsidiary  of  Emerald  Isle
                Bancorp).  Oversees  69  portfolios  in  the
                OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as
follows: Messrs. Leavy, Molleur and Zack and Ms. Feld, 498
Seventh Avenue, New York, NY 10018, for Messrs. Masterson,
Vottiero and Wixted and Mses. Bechtolt and Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves
for an annual term or until his or her earlier resignation,
death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Position(s) Held   Principal Occupation(s) During Past 5 Years
with Fund, Length of
Service, Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Christopher  Leavy, Vice Senior Vice President (since September 2000) of the
President  and Portfolio Manager; prior to joining the Manager in September 2000,
Manager (since  November he was a portfolio manager of Morgan Stanley Dean Witter
2000)                    Investment Management (from 1997) prior to which he was a
Age: 30                  portfolio manager and equity analyst of Crestar Asset
                         Management (from 1995).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,         Senior Vice  President and Treasurer  (since March 1999) of
Treasurer, Principal     the Manager;  Treasurer  (since March 1999) of  HarbourView
Financial and            Asset Management Corporation,  Shareholder Services,  Inc.,
Accounting Officer       Oppenheimer Real Asset Management Corporation,  Shareholder
since 1999               Financial   Services,    Inc.,   Oppenheimer    Partnership
Age: 43                  Holdings, Inc., OFI Private Investments,  Inc. (since March
                         2000), OppenheimerFunds  International Ltd. and Oppenheimer
                         Millennium   Funds   plc   (since   May   2000)   and   OFI
                         Institutional Asset Management,  Inc. (since November 2000)
                         (offshore  fund  management  subsidiaries  of the Manager);
                         Treasurer and Chief  Financial  Officer (since May 2000) of
                         Oppenheimer  Trust Company (a trust  company  subsidiary of the  Manager);  Assistant  Treasurer  (since March 1999) of
                         Oppenheimer  Acquisition Corp. and OppenheimerFunds  Legacy
                         Program  (since April 2000);  formerly  Principal and Chief
                         Operating Officer (March  1995-March  1999),  Bankers Trust
                         Company-Mutual  Fund  Services  Division.  An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,         Assistant Vice President of the Manager  (since September
Assistant Treasurer      1998); formerly Manager/Fund Accounting (September
since 2002               1994-September 1998) of the Manager. An officer of 85
Age: 39                  portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                         Vice President/Fund  Accounting of the Manager (since March
Philip Vottiero,         2002; formerly Vice  President/Corporate  Accounting of the
Assistant Treasurer      Manager (July  1999-March 2002) prior to which he was Chief
since 2002               Financial Officer at Sovlink  Corporation  (April 1996-June
Age: 39                  1999). An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,          Senior Vice President  (since May 1985) and General Counsel
Secretary since 2001     (since  February 2002) of the Manager;  General Counsel and
Age: 54                  a  director  (since  November  2001)  of   OppenheimerFunds
                         Distributor,   Inc.;  Senior  Vice  President  and  General
                         Counsel  (since   November   2001)  of  HarbourView   Asset
                         Management  Corporation;  Vice  President  and  a  director
                         (since November 2000) of Oppenheimer  Partnership Holdings,
                         Inc.;   Senior  Vice  President,   General  Counsel  and  a
                         director  (since  November 2001) of  Shareholder  Services,
                         Inc.,  Shareholder  Financial  Services,  Inc., OFI Private
                         Investments,   Inc.,  Oppenheimer  Trust  Company  and  OFI
                         Institutional  Asset  Management,   Inc.;  General  Counsel
                         (since  November  2001)  of  Centennial   Asset  Management
                         Corporation;   a   director   (since   November   2001)  of
                         Oppenheimer   Real  Asset   Management,   Inc.;   Assistant
                         Secretary  and  a  director   (since   November   2001)  of
                         OppenheimerFunds  International Ltd.; Vice President (since
                         November   2001)  of   OppenheimerFunds   Legacy   Program;
                         Secretary (since November 2001) of Oppenheimer  Acquisition
                         Corp.;    formerly   Acting   General   Counsel   (November
                         2001-February  2002) and  Associate  General  Counsel  (May
                         1981-October 2001) of the Manager;  Assistant  Secretary of
                         Shareholder   Services,   Inc.  (May  1985-November  2001),
                         Shareholder    Financial    Services,     Inc.    (November
                         1989-November  2001);  OppenheimerFunds  International Ltd.
                         and    Oppenheimer    Millennium    Funds   plc    (October
                         1997-November  2001).  An officer of 85  portfolios  in the
                         OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,       Vice  President and Senior Counsel (since July 1999) of the
Assistant Secretary      Manager;    Vice    President    (since   June   1990)   of
since 2001               OppenheimerFunds   Distributor,    Inc.;   Director,   Vice
Age: 44                  President  and  Assistant  Secretary  (since  June 1999) of
                         Centennial  Asset  Management  Corporation;  Vice President
                         (since 1997) of Oppenheimer  Real Asset  Management,  Inc.;
                         formerly  Vice  President  and  Associate  Counsel  of  the
                         Manager (June 1990-July  1999). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,        Vice  President and Assistant  Counsel (since June 1998) of
Assistant Secretary      the    Manager;    Vice    President    (since   1999)   of
since 2001               OppenheimerFunds  Distributor,  Inc.;  Vice  President  and
Age: 36                  Assistant  Secretary (since 1999) of Shareholder  Services,
                         Inc.;   Assistant   Secretary   (since  December  2001)  of
                         OppenheimerFunds  Legacy Program and Shareholder  Financial
                         Services,  Inc.;  formerly  Assistant  Vice  President  and
                         Assistant  Counsel of the Manager (August  1997-June 1998);
                         Assistant  Counsel  of  the  Manager  (August   1994-August
                         1997). An officer of 85 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,     Vice President and Assistant Counsel of the Manager (since
Assistant Secretary      July 1998); formerly, an associate with Davis, Graham, &
since 2002               Stubbs LLP (January 1997-June 1998). An officer of 85
Age: 38                  portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,        Vice  President  and Senior  Counsel of the Manager  (since
Assistant Secretary      July  1999);   formerly  a  Vice  President  and  Associate
since 2001               Counsel  of the  Manager  (September  1995-July  1999).  An
Age: 45                  officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      |X|   Remuneration of Directors. The officers of the
Fund and one of the Directors of the Fund (Mr. Murphy) who
are affiliated with the Manager receive no salary or fee
from the Fund. The remaining Directors of the Fund received
the compensation shown below from the Fund with respect to
the Fund's fiscal year ended October 31, 2002. The
compensation from all of the Board I Funds (including the
Fund) represents compensation received as a director,
trustee or member of a committee of the boards of those
funds during the calendar year 2001.

----------------------------------------------------------------------------------
 Director Name and    Aggregate     Retirement     Estimated          Total
                                                                  Compensation
                                                     Annual         From All
                                                   Retirement      Oppenheimer
                                                 Benefits Paid   Funds For Which
                                     Benefits    at Retirement     Individual
    Other Fund                      Accrued as      from all        Serves As
    Position(s)      Compensation  Part of Fund  Board I Funds  Trustee/Director
  (as applicable)     from Fund1     Expenses     (33 Funds) 2     (33 Funds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clayton K. Yeutter3     $6524          $711         $36,372          $71,792
Chairman  and
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Galli          $960         $1,074        $55,6782        $202,8865
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip Griffiths       $4986          $256         $10,256          $54,889
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Leon Levy3              $1,577          $0          $133,352        $173,700
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Benjamin Lipstein       $1,363         $345         $115,270        $150,152
Study Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joel W. Motley7           $0            $0             $0              $0
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth        B.      $960         $1,304        $57,086         $105,760
Moynihan
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Randall       $881          $274         $74,471          $97,012
Audit Committee
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward V. Regan          $871          $687         $46,313          $95,960
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Russell S.               $652          $761         $48,991          $71,792
Reynolds, Jr.
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Spiro             $582          $315          $9,396          $64,080
----------------------------------------------------------------------------------
1.    Aggregate  compensation  from the Fund  includes  fees
   and deferred compensation, if any.
2.    Estimated   annual   retirement   benefits   paid   at
   retirement   is  based  on  a  straight  life  payment  plan
   election.  The amount for Mr.  Galli  includes  $24,989  for serving as a trustee or  director  of 10  Oppenheimer  funds that are not Board I Funds.
3.    Effective  January 1,  2002,  Clayton  Yeutter  became
   Chairman  of the Board of  Trustees of the Board I Fund upon the retirement of Leon Levy.
4.    Aggregate  compensation  from the Fund  includes  $163
   deferred under Deferred Compensation Plan described below.
5.    Includes  $97,126 for Mr. Galli for serving as trustee
   or  director  of 10  Oppenheimer  funds that are not Board I
   Funds.
6.    Aggregate  compensation  from the Fund  includes  $498
   deferred under Deferred Compensation Plan described below.
7.    Appointed  to  the  Board  on  October  10,  2002  and
   therefore did not receive any compensation.

|X|   Retirement Plan for Directors. The Fund and its
parent corporation have adopted a retirement plan that
provides for payments to retired Directors. Payments are up
to 80% of the average compensation paid during a Director's
five years of service in which the highest
compensation was received. A Director must serve as
director or trustee for any of the Board I Oppenheimer
funds for at least 15 years to be eligible for the maximum
payment. Each Director's retirement benefits will depend on
the amount of the Director's future compensation and length
of service.

      |X|   Deferred Compensation Plan. The Board of
Directors has adopted a Deferred Compensation Plan for
disinterested directors that enables them to elect to defer
receipt of all or a portion of the annual fees they are
entitled to receive from the Fund. Under the plan, the
compensation deferred by a Director is periodically
adjusted as though an equivalent amount had been invested
in shares of one or more Oppenheimer funds selected by the
Director. The amount paid to the Director under the plan
will be determined based upon the performance of the
selected funds.

      Deferral of Directors' fees under the plan will not
materially affect the Fund's assets, liabilities and net
income per share. The plan will not obligate the Fund to
retain the services of any Director or to pay any
particular level of compensation to any Director. Pursuant
to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by
the Director under the plan without shareholder approval
for the limited purpose of determining the value of the
Director's deferred fee account.

      |X|   Major Shareholders. As of December 12, 2002,
the only persons who owned of record or were known by the
Fund to own beneficially 5% or more of any class of the
Fund's outstanding shares were:
         RPSS TR united  staffing & assoc  Inc.,  401K Plan,
         Attn:  Robert  Bilnoski,  1400 Woodloch  Forest Dr.
         Ste. 200, The Woodlands,  TX 77380-1179 which owned
         13,433.600  Class N shares  (15.36%  of the Class N
         shares then outstanding).

         RPSS  TR  Gussco  Manufacturing  Inc.,  401K  Plan,
         Attn:  Robert Sharp,  5112 2nd Ave.,  Brooklyn,  NY
         11232-4309,  which owned  6,988.616  Class N shares
         (7.99% of the Class N shares then outstanding).

         RPSS TR IRA FBO Donald  Sinclair,  1816 N.  Fremont
         St., Chicago, IL 60614-5005,  which owned 5,470.319
         Class N shares  (6.25% of the  Class N shares  then
         outstanding).

         RPSS TR IRA FBO Garry J Kroeger,  8104  Melody Ln.,
         Dickinson,  TX  77539-7404,  which owned  5,349.914
         Class N shares  (6.11% of the  Class N shares  then
         outstanding).

         RPSS  TR SEP  IRA  BRUCE E  HARRISON  PLUMBING  FBO
         Bruce  E  Harrison,   1904   Pleasant   Ridge  Rd.,
         Virginia   Beach,   VA   23457-1507,   which  owned
         5,139.495  Class N  shares  (5.87%  of the  Class N
         shares then outstanding).

         IBT & CO,  CUST  OPPENHEIMERFUNDS  CAP ACCUM  PLAN,
         Attn:  MML037,  200 Clarendon St. Fl 16, Boston, MA
         12116-5021,  which owned  73,017.771 Class Y shares
         (99.92% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer
Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.
      |X|   Code of Ethics.  The Fund, the Manager and the
Distributor have a Code of Ethics.  It is designed to
detect and prevent improper personal trading by certain
employees, including portfolio managers, that would compete
with or take advantage of the Fund's portfolio
transactions.  Covered persons include persons with
knowledge of the investments and investment intentions of
the Fund and other funds advised by the Manager.  The Code
of Ethics does permit personnel subject to the Code to
invest in securities, including securities that may be
purchased or held by the Fund, subject to a number of
restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's
registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. You can
obtain information about the hours of operation of the
Public Reference Room by calling the SEC at 1.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's
registration statement on the SEC's EDGAR database at the
SEC's Internet website at www.sec.gov. Copies may be
obtained, after paying a duplicating fee, by electronic
request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

|X|   The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the
Fund under an investment advisory agreement between the
Manager and the Fund. The Manager selects securities for
the Fund's portfolio and handles its day-to-day business.
The portfolio manager of the Fund is employed by the
Manager and is the persons who are principally responsible
for the day-to-day management of the Fund's portfolio.
Other members of the Manager's Equity Portfolio Department
provide the portfolio manager with counsel and support in
managing the Fund's portfolio.

      The investment advisory agreement requires the
Manager, at its expense, to provide the Fund with adequate
office space, facilities and equipment. It also requires
the Manager to provide and supervise the activities of all
administrative and clerical personnel required to provide
effective administration for the Fund. Those
responsibilities include the compilation and maintenance of
records with respect to its operations, the preparation and
filing of specified reports, and composition of proxy
materials and registration statements for continuous public
sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the
Manager under the advisory agreement. The advisory
agreement lists examples of expenses paid by the Fund. The
major categories relate to interest, taxes, brokerage
commissions, fees to certain Directors, legal and audit
expenses, custodian and transfer agent expenses, share
issuance costs, certain printing and registration costs and
non-recurring expenses, including litigation costs. The
management fees paid by the Fund to the Manager are
calculated at the rates described in the Prospectus, which
are applied to the assets of the Fund as a whole. The fees
are allocated to each class of shares based upon the
relative proportion of the Fund's net assets represented by
that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

      The investment advisory agreement states that in the
absence of willful misfeasance, bad faith, gross negligence
in the performance of its duties or reckless disregard of
its obligations and duties under the investment advisory
agreement, the Manager is not liable for any loss resulting
from a good faith error or omission on its part with
respect to any of its duties under the agreement.

      The agreement permits the Manager to act as
investment advisor for any other person, firm or
corporation and to use the name "Oppenheimer" in connection
with other investment companies for which it may act as
investment advisor or general distributor. If the Manager
shall no longer act as investment advisor to the Fund, the
Manager may withdraw the right of the Fund's parent
corporation to use the name "Oppenheimer" as part of its
name and the name of the Fund.

o     Accounting Services. The Manager provides accounting
and record-keeping services to the Fund pursuant to an
Accounting Agreement. Under that agreement, the Manager
maintains the general ledger accounts and records relating
to the Fund's business and calculates the daily net asset
values of the Fund's shares. The accounting service fees
paid by the Fund to the Manager during its last three
fiscal years are listed below.

-------------------------------------------------------------------------------
Fiscal Year        Management Fee Paid to       Accounting Services Fee Paid
Ended 10/31        OppenheimerFunds, Inc.         to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2000                 $2,235,663                        $15,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2001                 $1,612,092                        $15,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002                 $1,481,518                        $15,000
-------------------------------------------------------------------------------

         |X|      Annual Approval of Investment Advisory
Agreement. Each year, the Board of Directors, including a
majority of the Independent Directors, is required to
approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request
and evaluate and the Manager provide such information as
may be reasonably necessary to evaluate the terms of the
investment advisory agreement.  The Board employs an
independent consultant to prepare a report that provides
such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1
distribution fees the Fund pays.  These distribution fees
are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in
arriving at its decision to renew the investment advisory
agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services
         provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison
         to regular market indices;
o     Economies of scale that may be available to the Fund
         from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or
         services received by the Fund from its
         relationship with the Manager; and
o     The direct and indirect benefits the Manager received
         from its relationship with the Fund.  These
         included services provided by the Distributor and
         the Transfer Agent, and brokerage and soft dollar
         arrangements permissible under Section 28(e) of
         the Securities Exchange Act.

      The Board considered that the Manager must be able to
pay and retain high quality personnel at competitive rates
to provide services to the Fund.  The Board also considered
that maintaining the financial viability of the Manager is
important so that the Manager will be able

to continue to provide quality services to the Fund and its
shareholders in adverse times.  The Board also considered
the investment performance of other mutual funds advised by
the Manager. The Board is aware that there are alternatives
to the use of the Manager.

      These matters were also considered by the Independent
Directors, meeting separately from the full Board with
experienced Counsel to the Fund who assisted the Board in
its deliberations.  The Fund's Counsel is independent of
the Manager within the meaning and intent of the SEC Rules
regarding the independence of counsel.

      After careful deliberation, the Board of concluded
that it was in the best interest of shareholders to
continue the investment advisory agreement for another
year. In arriving at a decision, the Board did not single
out any one factor or group of factors as being more
important than other factors, but considered all factors
together.  The Board judged the terms and conditions of the
investment advisory agreement, including the investment
advisory fee, in light of all of the surrounding
circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement.
One of the duties of the Manager under the investment
advisory agreement is to arrange the portfolio transactions
for the Fund. The advisory agreement contains provisions
relating to the employment of broker-dealers to effect the
Fund's portfolio transactions. The Manager is authorized by
the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the
Investment Company Act. The Manager may employ
broker-dealers that the Manager thinks, in its best
judgment based on all relevant factors, will implement the
policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions.
"Best execution" means prompt and reliable execution at the
most favorable price obtainable. The Manager need not seek
competitive commission bidding. However, it is expected to
be aware of the current rates of eligible brokers and to
minimize the commissions paid to the extent consistent with
the interests and policies of the Fund as established by
its Board of Directors.

      Under the investment advisory agreement, the Manager
may select brokers (other than affiliates) that provide
brokerage and/or research services for the Fund and/or the
other accounts over which the Manager or its affiliates
have investment discretion. The commissions paid to such
brokers may be higher than another qualified broker would
charge, if the Manager makes a good faith determination
that the commission is fair and reasonable in relation to
the services provided. Subject to those considerations, as
a factor in selecting brokers for the Fund's portfolio
transactions, the Manager may also consider sales of shares
of the Fund and other investment companies for which the
Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager
allocates brokerage for the Fund subject to the provisions
of the investment advisory agreement and the procedures and
rules described above. Generally, the Manager's portfolio
traders allocate brokerage based upon recommendations from
the Manager's portfolio managers. In certain instances, a
portfolio manager may directly place trades and allocate
brokerage. In either case, the Manager's executive officers
supervise the allocation of brokerage.

      Transactions in securities other than those for which
an exchange is the primary market are generally done with
principals or market makers. In transactions on foreign
exchanges, the Fund may be required to pay fixed brokerage
commissions and therefore would not have the benefit of
negotiated commissions available in U.S. markets. Brokerage
commissions are paid primarily for transactions in listed
securities or for certain fixed-income agency transactions
in the secondary market. Otherwise brokerage commissions
are paid only if it appears likely that a better price or
execution can be obtained by doing so. In an option
transaction, the Fund ordinarily uses the same broker for
the purchase or sale of the option and any transaction in
the securities to which the option relates.

      Other funds advised by the Manager have investment
policies similar to those of the Fund. Those other funds
may purchase or sell the same securities as the Fund at the
same time as the Fund, which could affect the supply and
price of the securities. If two or more funds advised by
the Manager purchase the same security on the same day from
the same dealer, the transactions under those combined
orders are averaged as to price and allocated in accordance
with the purchase or sale orders actually placed for each
account.

      Most purchases of debt obligations are principal
transactions at net prices. Instead of using a broker for
those transactions, the Fund normally deals directly with
the selling or purchasing principal or market maker unless
the Manager determines that a better price or execution can
be obtained by using the services of a broker. Purchases of
portfolio securities from underwriters include a commission
or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and
asked prices. The Fund seeks to obtain prompt execution of
these orders at the most favorable net price.

      The investment advisory agreement permits the Manager
to allocate brokerage for research services. The investment
research services provided by a particular broker may be
useful only to one or more of the advisory accounts of the
Manager and its affiliates. The investment research
received for the commissions of those other accounts may be
useful both to the Fund and one or more of the Manager's
other accounts. Investment research may be supplied to the
Manager by a third party at the instance of a broker
through which trades are placed.

      Investment research services include information and
analysis on particular companies and industries as well as
market or economic trends and portfolio strategy, market
quotations for portfolio evaluations, information systems,
computer hardware and similar products and services. If a
research service also assists the Manager in a non-research
capacity (such as bookkeeping or other administrative
functions), then only the percentage or component that
provides assistance to the Manager in the investment
decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use
stated commissions on secondary fixed-income agency trades
to obtain research if the broker represents to the Manager
that: (i) the trade is not from or for the broker's own
inventory, (ii) the trade was executed by the broker on an
agency basis at the stated commission, and (iii) the trade
is not a riskless principal transaction. The Board of
Directors permits the Manager to use commissions on
fixed-price offerings to obtain research, in the same
manner as is permitted for agency transactions.

      The research services provided by brokers broadens
the scope and supplements the research activities of the
Manager. That research provides additional views and
comparisons for consideration, and helps the Manager to
obtain market information for the valuation of securities

that are either held in the Fund's portfolio or are being
considered for purchase. The Manager provides information
to the Board about the commissions paid to brokers
furnishing such services, together with the Manager's
representation that the amount of such commissions was
reasonably related to the value or benefit of such
services.

 ------------------------------------------------------------------------------
 Fiscal Year Ended 10/31:     Total Brokerage Commissions Paid by the Fund1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           2000                                $1,148,957
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           2001                                $2,329,407
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           2002                                $1,590,3212
 ------------------------------------------------------------------------------
1.    Amounts  do not  include  spreads  or  commissions  on
   principal transactions on a net trade basis.
2.    In the  fiscal  year  ended  10/31/02,  the  amount of
   transactions  directed to brokers for research  services
   was  $177,759,262  and  the  amount  of the  commissions
   paid to broker-dealers for those services was $426,915.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement
with the Fund, the Distributor acts as the Fund's principal
underwriter in the continuous public offering of the Fund's
classes of shares. The Distributor bears the expenses
normally attributable to sales, including advertising and
the cost of printing and mailing prospectuses, other than
those furnished to existing shareholders. The Distributor
is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or
retained by, the Distributor from the sale of shares during
the Fund's three most recent fiscal years, and the
contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent
fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
10/31:    Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  2000        $370,966        $174,293
-------------------------------------------
-------------------------------------------
  2001        $317,775        $140,878
-------------------------------------------
-------------------------------------------
  2002        $328,773        $140,953
-------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is
    an affiliate or a parent of the Distributor.

------------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on   Concessions on
Year      Class A Shares   Class B Shares   Class C Shares   Class N Shares
Ended     Advanced by      Advanced by      Advanced by      Advanced by
10/31:    Distributor1     Distributor1     Distributor1     Distributor1
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2000        $54,817          $372,763         $28,351            N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2001        $46,553          $289,729         $26,187           $1182
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2002        $24,890          $321,368         $55,902          $13,817
------------------------------------------------------------------------------
1.    The  Distributor   advances   concession  payments  to
   dealers  for  certain  sales of  Class A  shares  and for
   sales  of Class B,  Class C and  Class N shares  from its
   own resources at the time of sale.
2.    The  inception  date of  Class N shares  was  March 1,
   2001.

------------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
10/31     Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  2002         $5,940          $147,720          $2,050            $782
------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a
Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under
Rule 12b-1 of the Investment Company Act. Under those plans
the Fund pays the Distributor for all or a portion of its
costs incurred in connection with the distribution and/or
servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of
Directors, including a majority of the Independent
Directors3, cast in person at a meeting called for the
purpose of voting on that plan.

      Under the plans, the Manager and the Distributor, in
their sole discretion, from time to time, may use their own
resources (at no direct cost to the Fund) to make payments
to brokers, dealers or other financial institutions for
distribution and administrative services they perform. The
Manager may use its profits from the advisory fee it
receives from the Fund. In their sole discretion, the
Distributor and the Manager may increase or decrease the
amount of payments they make from their own resources to
plan recipients.

      Unless a plan is terminated as described below, the
plan continues in effect from year to year but only if the
Fund's Board of Directors and its Independent Directors
specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting
called for the purpose of voting on continuing the plan. A
plan may be terminated at any time by the vote of a
majority of the Independent Directors or by the vote of the
holders of a "majority" (as defined in the Investment
Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors
must approve all material amendments to a plan. An
amendment to increase materially the amount of payments to
be made under a plan must be approved by shareholders of
the class affected by the amendment. Because Class B shares
of the Fund automatically convert into Class A shares after
six years, the Fund must obtain the approval of both Class
A and Class B shareholders for a proposed material
amendment to the Class A Plan that would materially
increase payments under the Plan. That approval must be by
a "majority" (as defined in the Investment Company Act) of
the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the
Fund shall provide separate written reports on the plans to
the Board of Directors at least quarterly for its review.
The reports shall detail the amount of all payments made
under a plan and the purpose for which the payments were
made. Those reports are subject to the review and approval
of the Independent Directors.

      Each plan states that while it is in effect, the
selection and nomination of those Directors of the Fund's
parent corporation who are not "interested persons" of the
corporation (or the Fund) is committed to the discretion of
the Independent Directors. This does not prevent the
involvement of others in the selection and nomination
process as long as the final decision as to selection or
nomination is approved by a majority of the Independent
Directors.

      Under the plan for a class, no payment will be made
to any recipient in any quarter in which the aggregate net
asset values of all Fund shares of that class held by the
recipient for itself and its customers does not exceed a
minimum amount, if any, that may be set from time to time
by a majority of the Independent Directors. The Board of
Directors has set no minimum amount of assets to qualify
for payments under the plans.

      |X|   Class A Service Plan Fees. Under the Class A
service plan, the Distributor currently uses the fees it
receives from the Fund to pay brokers, dealers and other
financial institutions (they are referred to as
"recipients") for personal services and account maintenance
services they provide for their customers who hold Class A
shares. The services include, among others, answering
customer inquiries about the Fund, assisting in
establishing and maintaining accounts in the Fund, making
the Fund's investment plans available and providing other
services at the request of the Fund or the Distributor. The
Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net
assets of Class A shares. The Board has set the rate at
that level. While the plan permits the Board to authorize
payments to the Distributor to reimburse itself for
services under the plan, the Board has not yet done so,
except in the case of the special arrangement described
below. The Distributor makes payments to plan recipients
quarterly at an annual rate not to exceed 0.25% of the
average annual net assets consisting of Class A shares held
in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject
to a contingent deferred sales charge by certain retirement
plans that purchased such shares prior to March 1, 2001
("grandfathered retirement accounts"), the Distributor
currently intends to pay the service fee to Recipients in
advance for the first year after the shares are purchased.
During the first year the shares are sold, the Distributor
retains the service fee to reimburse itself for the costs
of distributing the shares sold under this arrangement.
After the first year shares are outstanding, the
Distributor makes service fee payments to Recipients
quarterly on those shares.  The advance payment is based on
the net asset value of shares sold.  Shares purchased by
exchange do not qualify for the advance service fee
payment. If Class A shares purchased by grandfathered
retirement accounts are redeemed during the first year
after their purchase, the Recipient of the service fees on
those shares will be obligated to repay the Distributor a
pro rata portion of the advance payment of the service fee
made on those shares.

      For the fiscal year ended October 31, 2002 payments
under the Class A Plan totaled $405,280, of which $37 was
retained by the Distributor under the arrangement described
above, and included $119,416 paid to an affiliate of the
Distributor's parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any
fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A
Plan to pay any of its interest expenses, carrying charges,
or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and Distribution
Plan Fees. Under each plan, service fees and distribution
fees are computed on the average of the net asset value of
shares in the respective class, determined as of the close
of each regular business day during the period. Each plan
provides for the Distributor to be compensated at a flat
rate, whether the
Distributor's distribution expenses are more or less than
the amounts paid by the Fund under the plan during the
period for which the fee is paid. The types of services
that recipients provide are similar to the services
provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the
asset-based sales charges and the service fees or to pay
recipients the service fee on a quarterly basis, without
payment in advance.  However, the Distributor currently
intends to pay the service fee to recipients in advance for
the first year after Class B, Class C and Class N shares
are purchased.  After the first year Class B, Class C or
Class N shares are outstanding, the Distributor makes
service fee payments quarterly on those shares.  The
advance payment is based on the net asset value of shares
sold. Shares purchased by exchange do not qualify for the
advance service fee payment. If Class B, Class C or Class N
shares are redeemed during the first year after their
purchase, the recipient of the service fees on those shares
will be obligated to repay the Distributor a pro rata
portion of the advance payment of the service fee made on
those shares. In cases where the Distributor is the broker
of record for Class B, Class C and Class N shares, i.e.
shareholders without the services of a broker directly
invest in the Fund, the Distributor will retain the
asset-based sales charge and service fee for Class B, Class
C and Class N shares.

      The asset-based sales charge and service fees
increase Class B and Class C expenses by 1.00% and the
asset-based sales charge and service fees increases Class N
expenses by 0.50% of the net assets per year of the
respective class.

      The Distributor retains the asset-based sales charge
on Class B and Class N shares. The Distributor retains the
asset-based sales charge on Class C shares during the first
year the shares are outstanding. It pays the asset-based
sales charge as an ongoing concession to the recipient on
Class C shares outstanding for a year or more. If a dealer
has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C and/or Class N
service fee and the asset-based sales charge to the dealer
quarterly in lieu of paying the sales concessions and
service fee in advance at the time of purchase.

      The asset-based  sales charges on Class B, Class C and
Class N shares  allow  investors  to buy  shares  without  a front-end  sales charge while  allowing the  Distributor  to compensate  dealers  that sell those  shares.  The Fund pays the  asset-based  sales charges to the  Distributor  for its services  rendered  in  distributing  Class  B,  Class C and
Class N shares.  The  payments  are made to the  Distributor in recognition that the Distributor:
o     pays  sales  concessions  to  authorized  brokers  and
         dealers at the time of sale and pays  service  fees
         as described above,
o     may finance  payment of sales  concessions  and/or the
         advance of the service  fee  payment to  recipients
         under the  plans,  or may  provide  such  financing
         from its own  resources or from the resources of an
         affiliate,
o     employs personnel to support  distribution of Class B,
         Class C and Class N shares,
o     bears the costs of sales  literature,  advertising and
         prospectuses   (other  than  those   furnished   to
         current   shareholders)   and  state   "blue   sky"
         registration  fees and certain  other  distribution
         expenses,
o     may not be able to adequately compensate dealers that
         sell Class B, Class C and Class N shares without
         receiving payment under the plans and therefore
         may not be able to offer such Classes for sale
         absent the plans,
o     receives payments under the plans consistent with the
         service fees and asset-based sales charges paid by
         other non-proprietary funds that charge 12b-1 fees,
o

      may use the payments under the plan to include the
         Fund in various third-party distribution programs
         that may increase sales of Fund shares,
o     may experience increased difficulty selling the
         Fund's shares if payments under the plan are
         discontinued because most competitor funds have
         plans that pay dealers for rendering distribution
         services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or
         at a lesser cost, the same quality distribution
         sales efforts and services, or to obtain such
         services from brokers and dealers, if the plan
         payments were to be discontinued.

      The Distributor's actual expenses in selling Class B,
Class C and Class N shares may be more than the payments it
receives from the contingent deferred sales charges
collected on redeemed shares and from the Fund under the
plans. If either the Class B, Class C or Class N plan is
terminated by the Fund, the Board of Directors may allow
the Fund to continue payments of the asset-based sales
charge to the Distributor for distributing shares before
the plan was terminated.

--------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 10/31/02
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total Payments   Amount          Distributor's    Distributor's
                                               Aggregate        Unreimbursed
                                               Unreimbursed     Expenses as %
                               Retained by     Expenses Under   of Net Assets
              Under Plan       Distributor     Plan             of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan      $562,278        $439,4481       $2,197,410         4.64%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan      $129,685        $34,0482         $374,036          2.78%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan       $2,521          $2,218          $20,528           1.71%
--------------------------------------------------------------------------------
1.    Includes   $18,642   paid  to  an   affiliate  of  the
    Distributor's parent company.
2.    Includes   $5,714   paid  to  an   affiliate   of  the
    Distributor's parent company.

      All payments under the Class B, Class C and Class N
plans are subject to the limitations imposed by the Conduct
Rules of the National Association of Securities Dealers,
Inc. on payments of asset-based sales charges and service
fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a
variety of terms to illustrate its investment performance.
Those terms include "cumulative total return," "average
annual total return," "average annual total return at net
asset value" and "total return at net asset value." An
explanation of how total returns are calculated is set
forth below. The charts below show the Fund's performance
as of the Fund's most recent fiscal year end. You can
obtain current performance information by calling the
Fund's Transfer Agent at 1.800.225.5567 or by visiting the
OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the Securities and
Exchange Commission. Those rules describe the types of
performance data that may be used and how it is to be
calculated. In general, any advertisement by the Fund of
its performance data must include the average annual total
returns for the advertised class of shares
of the Fund. Those returns must be shown for the 1-, 5- and
10-year periods (or the life of the class, if less) ending
as of the most recently ended calendar quarter prior to the
publication of the advertisement (or its submission for
publication).

      Use of standardized performance calculations enables
an investor to compare the Fund's performance to the
performance of other funds for the same periods.  However,
a number of factors should be considered before using the
Fund's performance information as a basis for comparison
with other investments:
o     Total returns measure the performance of a
hypothetical account in the Fund over various periods and
do not show the performance of each shareholder's account.
Your account's performance will vary from the model
performance data if your dividends are received in cash, or
you buy or sell shares during the period, or you bought
your shares at a different time and price than the shares
used in the model.
o     The Fund's performance returns do not reflect the
effect of taxes on dividends and capital gains
distributions.
o     An investment in the Fund is not insured by the FDIC
or any other government agency.
o     The principal value of the Fund's shares, and total
returns are not guaranteed and normally will fluctuate on a
daily basis.
o     When an investor's shares are redeemed, they may be
worth more or less than their original cost.
o     Total returns for any given past period represent
historical performance information and are not, and should
not be considered, a prediction of future returns.

      The performance of each class of shares is shown
separately, because the performance of each class of shares
will usually be different. That is because of the different
kinds of expenses each class bears. The total returns of
each class of shares of the Fund are affected by market
conditions, the quality of the Fund's investments, the
maturity of debt investments, the types of investments the
Fund holds, and its operating expenses that are allocated
to the particular class.

      |X|   Total Return Information. There are different
types of "total returns" to measure the Fund's performance.
Total return is the change in value of a hypothetical
investment in the Fund over a given period, assuming that
all dividends and capital gains distributions are
reinvested in additional shares and that the investment is
redeemed at the end of the period. Because of differences
in expenses for each class of shares, the total returns for
each class are separately measured. The cumulative total
return measures the change in value over the entire period
(for example, 10 years). An average annual total return
shows the average rate of return for each year in a period
that would produce the cumulative total return over the
entire period. However, average annual total returns do not
show actual year-by-year performance. The Fund uses
standardized calculations for its total returns as
prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the
current maximum sales charge of 5.75% (as a percentage of
the offering price) is deducted from the initial investment
("P") (unless the return is shown without sales charge, as
described below). For Class B shares, payment of the
applicable contingent deferred sales charge is applied,
depending on the period for which the return is shown: 5.0%
in the first year, 4.0% in the second year, 3.0% in the
third and fourth years, 2.0% in the fifth year, 1.0% in the
sixth year and none thereafter. For Class C shares, the
1.0% contingent deferred sales charge is deducted for
returns for the one-year period. For Class N shares, the 1%
contingent deferred sales charge is deducted for returns
for the one year period.

Class N total returns may also be calculated for the
periods prior to 3/1/01 (the inception date for Class N
shares), based on the Fund's Class A returns, adjusted to
reflect the higher Class N 12b-1 fees. There is no sales
charge on Class Y shares.

o     Average Annual Total Return. The "average annual
total return" of each class is an average annual compounded
rate of return for each year in a specified number of
years. It is the rate of return based on the change in
value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in
the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the
following formula:
ERV    l/n - 1 Average Annual Total
---
               Return
  P

o     Average Annual Total Return (After Taxes on
Distributions). The "average annual total return (after
taxes on distributions)" of Class A shares is an average
annual compounded rate of return for each year in a
specified number of years, adjusted to show the effect of
federal taxes (calculated using the highest individual
marginal federal income tax rates in effect on any
reinvestment date) on any distributions made by the Fund
during the specified period. It is the rate of return based
on the change in value of a hypothetical initial investment
of $1,000 ("P" in the formula below) held for a number of
years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking
into account the effect of taxes on Fund distributions, but
not on the redemption of Fund shares, according to the
following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on
Distributions and Redemptions).  The "average annual total
return (after taxes on distributions and redemptions)" of
Class A shares is an average annual compounded rate of
return for each year in a specified number of years,
adjusted to show the effect of federal taxes (calculated
using the highest individual marginal federal income tax
rates in effect on any reinvestment date) on any
distributions made by the Fund during the specified period
and the effect of capital gains taxes or capital loss tax
benefits (each calculated using the highest federal
individual capital gains tax rate in effect on the
redemption date) resulting from the redemption of the
shares at the end of the period. It is the rate of return
based on the change in value of a hypothetical initial
investment of $1,000 ("P" in the formula below) held for a
number of years ("n" in the formula) to achieve an ending
value ("ATVDR" in the formula) of that investment, after
taking into account the effect of taxes on fund
distributions and on the redemption of Fund shares,
according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return.  The "cumulative total
return" calculation measures the change in value of a
hypothetical investment of $1,000 over an entire period of
years.  Its calculation uses some of the same factors as
average annual total return, but it does not average the
rate of return on an annual basis.  Cumulative total return
is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time
the Fund may also quote a cumulative or an average annual
total return "at net asset value" (without deducting sales
charges) for Class A, Class B, Class C and Class N shares.
Each is based on the difference in net asset value per
share at the beginning and the end of the period for a
hypothetical investment in that class of shares (without
considering front-end or contingent deferred sales charges)
and takes into consideration the reinvestment of dividends
and capital gains distributions.

--------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 10/31/02
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of  Cumulative                   Average Annual Total Returns
          Total
          Returns (10
Shares    years
          or life of
          Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                1-Year            5-Year           10-Year
                                                (or life of      (or life of
                                                  class)            class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without After    Without  After    Without  After    Without
          Sales    Sales   Sales    Sales    Sales    Sales    Sales    Sales
          Charge   Charge  Charge   Charge   Charge   Charge   Charge   Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A1   113.08% 126.09%  -12.49%   -7.15%   -3.15%   -1.99%    7.86%   8.50%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B    32.49%2 32.49%2  -12.47%   -7.87%   -3.02%   -2.74%   4.05%2  4.05%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C    16.16%3 16.16%3   -8.77%   -7.85%   -2.73%   -2.73%   2.33%3  2.33%3
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N   -18.57%4 -18.57%4  -8.33%   -7.41% -11.60%4 -11.60%4      N/A     N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y        N/A 13.21%5      N/A   -7.18%      N/A   -1.74%      N/A  2.13%5
--------------------------------------------------------------------------------
1. Inception of Class A:      9/16/85.
2. Inception of Class B:      10/2/95.
3. Inception of Class C:      5/1/96.
4. Inception of Class N:      3/1/01.
5. Inception of Class Y:      12/16/96.

--------------------------------------------------------------------------
  Average Annual Total Returns for Class A Shares (After Sales Charges)
                     For the Periods Ended 10/31/02
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 1-Year         5-Year        10-Year
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on Distributions    -12.51%         -4.83%         5.39%1
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on                   -7.60%         -2.71%         5.65%1
Distributions and
Redemption of Fund Shares
--------------------------------------------------------------------------
   1. Inception date of Class A: 9/16/85

Other Performance Comparisons. The Fund compares its
performance annually to that of an appropriate
broadly-based market index in its Annual Report to
shareholders. You can obtain that information by contacting
the Transfer Agent at the addresses or telephone numbers
shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to
that of other investments, including other mutual funds, or
use rankings of its performance by independent ranking
entities. Examples of these performance comparisons are set
forth below.

      |X|   Lipper Rankings. From time to time the Fund may
publish the ranking of the performance of its classes of
shares by Lipper, Inc. ("Lipper"). Lipper is a
widely-recognized independent mutual fund monitoring
service. Lipper monitors the performance of regulated
investment companies, including the Fund, and ranks their
performance for various periods in

categories based on investment styles. The Lipper
performance rankings are based on total returns that
include the reinvestment of capital gain distributions and
income dividends but do not take sales charges or taxes
into consideration. Lipper also publishes "peer-group"
indices of the performance of all mutual funds in a
category that it monitors and averages of the performance
of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may
publish the star rating of the performance of its classes
of shares by Morningstar, Inc., an independent mutual fund
monitoring service.  Morningstar rates mutual funds in
their specialized market sector.  The Fund is rated among
the domestic stock funds category.

      Morningstar proprietary star ratings reflect
historical risk-adjusted total investment return. For each
fund with at least a three-year history, Morningstar
calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in
a fund's monthly performance (including the effects of
sales charges, loads, and redemption fees), placing more
emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category
receive 5 stars, the next 22.5% receive 4 stars, the next
35% receive 3 stars, the next 22.5% receive 2 stars, and
the bottom 10% receive 1 star.  (Each share class is
counted as a fraction of one fund within this scale and
rated separately, which may cause slight variations in the
distribution percentages.) The Overall Morningstar Rating
for a fund is derived from a weighted average of the
performance figures associated with its three-, five-and
ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other
Entities and Publications. From time to time the Fund may
include in its advertisements and sales literature
performance information about the Fund cited in newspapers
and other periodicals such as The New York Times, The Wall
Street Journal, Barron's, or similar publications. That
information may include performance quotations from other
sources, including Lipper and Morningstar.  The performance
of the Fund's classes of shares may be compared in
publications to the performance
of various market indices or other investments, and
averages, performance rankings or other benchmarks prepared
by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the
Fund's share classes to the return on fixed-income
investments available from banks and thrift institutions.
Those include certificates of deposit, ordinary
interest-paying checking and savings accounts, and other
forms of fixed or variable time deposits, and various other
instruments such as Treasury bills. However, the Fund's
returns and share price are not guaranteed or insured by
the FDIC or any other agency and will fluctuate daily,
while bank depository obligations may be insured by the
FDIC and may provide fixed rates of return. Repayment of
principal and payment of interest on Treasury securities is
backed by the full faith and credit of the U.S.
government.

      From time to time, the Fund may publish rankings or
ratings of the Manager or Transfer Agent, and of the
investor services provided by them to shareholders of the
Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of
shareholder and investor services by third parties may
include comparisons of their services to those provided by
other mutual fund families selected by the rating or
ranking services. They may be based upon the opinions of
the rating or ranking service itself, using its research or
judgment, or based upon surveys of investors, brokers,
shareholders or others.

      From time to time the Fund may include in its
advertisements and sales literature the total return
performance of a hypothetical investment account that
includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an
asset allocation model or similar presentation. The account
performance may combine total return performance of the
Fund and the total return performance of other Oppenheimer
funds included in the account. Additionally, from time to
time, the Fund's advertisements and sales literature may
include, for illustrative or comparative purposes,
statistical data or other information about general or
specific market and economic conditions. That may include,
for example,
o     information about the performance of certain
         securities or commodities markets or segments of
         those markets,
o     information about the performance of the economies of
         particular countries or regions,
o     the earnings of companies included in segments of
         particular industries, sectors, securities
         markets, countries or regions,
o     the availability of different types of securities or
         offerings of securities,
o     information relating to the gross national or gross
         domestic product of the United States or other
         countries or regions,
o     comparisons of various market sectors or indices to
         demonstrate performance, risk, or other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods
that can be used to buy shares of the Fund. Appendix C
contains more information about the special sales charge
arrangements offered by the Fund, and the circumstances in
which sales charges may be reduced or waived for certain
classes of investors.

AccountLink.  When shares are purchased through
AccountLink, each purchase must be at least $50 and
                                                ---
shareholders must invest at least $500 before an Asset
Builder Plan can be established on a new account. Accounts
established prior to November 1, 2002 will remain at $25
for additional purchases. Shares will be purchased on the
regular business day the Distributor is instructed to
initiate the Automated Clearing House ("ACH") transfer to
buy the shares.  Dividends will begin to accrue on shares
purchased with the proceeds of ACH transfers on the
business day the Fund receives Federal Funds for the
purchase through the ACH system before the close of The New
York Stock Exchange ("the Exchange"). The Exchange normally
closes at 4:00 P.M., but may close earlier on certain
days.  If Federal Funds are received on a business day
after the close of the Exchange, the shares will be
purchased and dividends will begin to accrue on the next
regular business day.  The proceeds of ACH transfers are
normally received by the Fund three days after the
transfers are initiated. If the proceeds of the ACH
transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase
order. The Distributor and the Fund are not responsible for
any delays in purchasing shares resulting from delays in
ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a
reduced sales charge rate may be obtained for Class A
shares under Right of Accumulation and Letters of Intent
because of the economies of sales efforts and reduction in
expenses realized by the Distributor, dealers and brokers
making such sales.  No sales charge is imposed in certain
other circumstances described

in Appendix C to this Statement of Additional Information
because the Distributor or dealer or broker incurs little
or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower
sales charge rates that apply to larger purchases of Class
A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your
            individual accounts (including IRAs and 403(b)
            plans), or for your joint accounts, or for
            trust or custodial accounts on behalf of your
            children who are minors, and
o     Current purchases of Class A and Class B shares of
            the Fund and other Oppenheimer funds to reduce
            the sales charge rate that applies to current
            purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you
            previously purchased subject to an initial or
            contingent deferred sales charge to reduce the
            sales charge rate for current purchases of
            Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a
trust, estate or other fiduciary account (including one or
more employee benefit plans of the same employer) that has
multiple accounts. The Distributor will add the value, at
current offering price, of the shares you previously
purchased and currently own to the value of current
purchases to determine the sales charge rate that applies.
The reduced sales charge will apply only to current
purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those
mutual funds for which the Distributor acts as the
distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Bond Fund                     Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
                                          OSM1 - Salomon Brothers All Cap Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of
Class A shares of each of the Oppenheimer funds described
above except the money market funds and Oppenheimer Senior
Floating Rate Fund. Under certain circumstances described
in this Statement of Additional Information, redemption
proceeds of certain money market fund shares may be subject
to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you
purchase Class A shares or Class A and Class B shares of
the Fund and other Oppenheimer funds during a 13-month
period, you can reduce the sales charge rate that applies
to your purchases of Class A shares.  The total amount of
your intended purchases of both Class A and Class B shares
will determine the reduced sales charge rate for the Class
A shares purchased during that period.  You can include
purchases made up to 90 days before the date of the
Letter.  Letters of Intent do not consider Class C or Class
N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in
writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the
"Letter of Intent period"). At the investor's request, this
may include purchases made up to 90 days prior to the date
of the Letter.  The Letter states the investor's intention
to make the aggregate amount of purchases of shares which,
when added to the investor's holdings of shares of those
funds, will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or
distributions of capital gains and purchases made at net
asset value without sales charge do not count toward
satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and
Class B shares purchased under the Letter to obtain the
reduced sales charge rate on purchases of Class A shares of
the Fund (and other Oppenheimer funds) that applies under
the Right of Accumulation to current purchases of Class A
shares.  Each purchase of Class A shares under the Letter
will be made at the offering price (including the sales
charge) that applies to a single lump-sum purchase of
shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no
commitment to purchase shares. However, if the investor's
purchases of shares within the Letter of Intent period,
when added to the value (at offering price) of the
investor's holdings of shares on the last day of that
period, do not equal or exceed the intended purchase
amount, the investor agrees to pay the additional amount of
sales charge applicable to such purchases. That amount is
described in "Terms of Escrow," below (those terms may be
amended by the Distributor from time to time).  The
investor agrees that shares equal in value to 5% of the
intended purchase amount will be held in escrow by the
Transfer Agent subject to the Terms of Escrow.  Also, the
investor agrees to be bound by the terms of the Prospectus,
this Statement of Additional Information and the
application used for a Letter of Intent. If those terms are
amended, as they may be from time to time by the Fund, the
investor agrees to be bound by the amended terms and that
those amendments will apply automatically to existing
Letters of Intent.

      If the total eligible purchases made during the
Letter of Intent period do not equal or exceed the intended
purchase amount, the concessions previously paid to the
dealer of record for the account and the amount of sales
charge retained by the Distributor will be adjusted to the
rates applicable to actual total purchases.  If total
eligible purchases during the Letter of Intent period
exceed the intended purchase amount and exceed the amount
needed to qualify for the next sales charge rate reduction
set forth in the Prospectus, the sales charges paid will be
adjusted to the lower rate. That adjustment will be made
only if and when the dealer returns to the Distributor the
excess of the amount of concessions allowed or paid to the
dealer over the amount of concessions that apply to the
actual amount of purchases.  The excess concessions
returned to the Distributor will be used to purchase
additional shares for the investor's account at the net
asset value per share in effect on the date of such
purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for
purchases of shares of the Fund and other Oppenheimer funds
by OppenheimerFunds prototype 401(k) plans under a Letter
of Intent. If the intended purchase amount under a Letter
of Intent entered into by an OppenheimerFunds prototype
401(k) plan is not purchased by the plan by the end of the
Letter of Intent period, there will be no adjustment of
concessions paid to the broker-dealer or financial
institution of record for accounts held in the name of that
plan.

      In determining the total amount of purchases made
under a Letter, shares redeemed by the investor prior to
the termination of the Letter of Intent period will be
deducted.  It is the responsibility of the dealer of record
and/or the investor to advise the Distributor about the
Letter in placing any purchase orders for the investor
during the Letter of Intent period.  All of such purchases
must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent
purchases if necessary) made pursuant to a Letter, shares
of the Fund equal in value up to 5% of the intended
purchase amount specified in the Letter shall be held in
escrow by the Transfer Agent.  For example, if the intended
purchase amount is $50,000, the escrow shall be shares
valued in the amount of $2,500 (computed at the offering
price adjusted for a $50,000 purchase).  Any dividends and
capital gains distributions on the escrowed shares will be
credited to the investor's account.

      2. If the total minimum investment specified under
the Letter is completed within the 13-month Letter of
Intent period, the escrowed shares will be promptly
released to the investor.

      3. If, at the end of the 13-month Letter of Intent
period the total purchases pursuant to the Letter are less
than the intended purchase amount specified in the Letter,
the investor must remit to the Distributor an amount equal
to the difference between the dollar amount of sales
charges actually paid and the amount of sales charges which
would have been paid if the total amount purchased had been
made at a single time.  That sales charge adjustment will
apply to any shares redeemed prior to the completion of the
Letter.  If the difference in sales charges is
not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within
sixty days of the expiration of the Letter, redeem the
number of escrowed shares necessary to realize such
difference in sales charges.  Full and fractional shares
remaining after such redemption will be released from
escrow.  If a request is received to redeem escrowed shares
prior to the payment of such additional sales charge, the
sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably
constitutes and appoints the Transfer Agent as
attorney-in-fact to surrender for redemption any or all
escrowed shares.

5.    The shares eligible for purchase under the Letter (or
the holding of which may be counted toward completion of a
Letter) include:
(a)   Class A shares sold with a front-end sales charge or
            subject to a Class A contingent deferred sales
            charge,
(b)   Class B shares of other Oppenheimer funds acquired
            subject to a contingent
               deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of
            either (1) Class A shares of one of the other
            Oppenheimer funds that were acquired subject to
            a Class A initial or contingent deferred sales
            charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired
            subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically
be exchanged for shares of another fund to which an
exchange is requested, as described in the section of the
Prospectus entitled "How to Exchange Shares" and the escrow
will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you
must initially establish your account with $500.
Subsequently, you can establish an Asset Builder Plan to
automatically purchase additional shares directly from a
bank account for as little as $50. For those accounts
established prior to November 1, 2002 and which have
previously established Asset Builder Plans, additional
purchases will remain at $25. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the
redemption restrictions for recent purchases described in
the Prospectus.  Asset Builder Plans are available only if
your bank is an ACH member.  Asset Builder Plans may not be
used to buy shares for OppenheimerFunds employer-sponsored
qualified retirement accounts. Asset Builder Plans also
enable shareholders of Oppenheimer Cash Reserves to use
their fund account to make monthly automatic purchases of
shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to
purchase shares of the Fund, your bank account will be
debited automatically.  Normally the debit will be made two
business days prior to the investment dates you selected on
your application.  Neither the Distributor, the Transfer
Agent nor the Fund shall be responsible for any delays in
purchasing shares that result from delays in ACH
transmissions.

      Before you establish Asset Builder payments, you
should obtain a prospectus of the selected fund(s) from
your financial advisor (or the Distributor) and request an
application from the Distributor.  Complete the application
and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic
investments at any time by writing to the Transfer Agent.
The Transfer Agent requires a reasonable period
(approximately 10 days)

after receipt of your instructions to implement them.  The
Fund reserves the right to amend, suspend or discontinue
offering Asset Builder plans at any time without prior
notice.

Retirement Plans. Certain types of retirement plans are
entitled to purchase shares of the Fund without sales
charge or at reduced sales charge rates, as described in
Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that
Appendix apply to retirement plans whose records are
maintained on a daily valuation basis by Merrill Lynch
Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special
arrangement with Merrill Lynch. If on the date the plan
sponsor signed the Merrill Lynch record keeping service
agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested
in applicable investments, then the retirement plan may
purchase only Class B shares of the Oppenheimer funds. Any
retirement plans in that category that currently invest in
Class B shares of the Fund will have their Class B shares
converted to Class A shares of the Fund when the plan's
applicable investments reach $5 million.  OppenheimerFunds
has entered into arrangements with certain record keepers
whereby the Transfer Agent compensates the record keeper
for its record keeping and account servicing functions that
it performs on behalf of the participant level accounts of
a retirement plan.  While such compensation may act to
reduce the record keeping fees charged by the retirement
plan's record keeper, that compensation arrangement may be
terminated at any time, potentially affecting the record
keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase
orders for the Fund's shares (for example, when a purchase
check is returned to the Fund unpaid) causes a loss to be
incurred when the net asset values of the Fund's shares on
the cancellation date is less than on the purchase date.
That loss is equal to the amount of the decline in the net
asset value per share multiplied by the number of shares in
the purchase order. The investor is responsible for that
loss. If the investor fails to compensate the Fund for the
loss, the Distributor will do so. The Fund may reimburse
the Distributor for that amount by redeeming shares from
any account registered in that investor's name, or the Fund
or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund
represents an interest in the same portfolio of investments
of the Fund.  However, each class has different shareholder
privileges and features.  The net income attributable to
Class B, Class C or Class N shares and the dividends
payable on Class B, Class C or Class N shares will be
reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to
which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares
permits an investor to choose the method of purchasing
shares that is more appropriate for the investor. That may
depend on the amount of the purchase, the length of time
the investor expects to hold shares, and other relevant
circumstances. Class A shares normally are sold subject to
an initial sales charge. While Class B, Class C and Class N
shares have no initial sales charge, the purpose of the
deferred sales charge and asset-based sales charge on Class
B, Class C and Class N shares is the same as that of the
initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions
that sell shares of the Fund.  A salesperson who is
entitled to receive compensation from his or her firm for
selling Fund shares may receive different levels of
compensation for selling one class of shares rather than
another.

      The Distributor will not accept any order in the
amount of $500,000 or more for Class B shares or $1 million
or more for Class C shares on behalf of a single investor
(not including dealer "street name" or omnibus accounts).
That is because generally it will be more advantageous for
that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value
whether or not subject to a contingent deferred sales
charge as described in the Prospectus, no sales concessions
will be paid to the broker-dealer of record, as described
in the Prospectus, on sales of Class A shares purchased
with the redemption proceeds of shares of another mutual
fund offered as an investment option in a retirement plan
in which Oppenheimer funds are also offered as investment
options under a special arrangement with the Distributor,
if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under
that plan. Additionally, that concession will not be paid
on purchases of Class A shares by a retirement plan made
with the redemption proceeds of Class N shares of one or
more Oppenheimer funds held by the plan for more than 18
months.

      |X|   Class B Conversion. Under current
interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares
to Class A shares after six years is not treated as a
taxable event for the shareholder. If those laws or the IRS
interpretation of those laws should change, the automatic
conversion feature may be suspended. In that event, no
further conversions of Class B shares would occur while
that suspension remained in effect.  Although Class B
shares could then be exchanged for Class A shares on the
basis of relative net asset value of the two classes,
without the imposition of a sales charge or fee, such
exchange could constitute a taxable event for the
shareholder, and absent such exchange, Class B shares might
continue to be subject to the asset-based sales charge for
longer than six years.

      |X|   Availability of Class N Shares.  In addition to
the description of the types of retirement plans which may
purchase Class N shares contained in the prospectus, Class
N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE
            IRAs),
o     to all rollover contributions made to Individual
            401(k) plans, Profit-Sharing Plans and Money
            Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C
            to this Statement of Additional Information)
            which have entered into a special agreement
            with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a)
            or 401(k) of the Internal Revenue Code, the
            recordkeeper or the plan sponsor for which has
            entered into a special agreement with the
            Distributor,
o     to Retirement Plans of a plan sponsor where the
            aggregate assets of all such plans invested in
            the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans
            that pay for the purchase with the redemption
            proceeds of Class A shares of one or more
            Oppenheimer funds.
o     to certain customers of broker-dealers and financial
            advisors that are identified in a special
            agreement between the broker-dealer or
            financial advisor and the Distributor for that
            purpose.

      The sales concession and the advance of the service
fee, as described in the Prospectus, will not be paid to
dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of Class
            A shares of one or more Oppenheimer funds
            (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan to any IRA invested in the
            Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or
            more by a retirement plan that pays for the
            purchase with the redemption proceeds of  Class
            C shares of one or more Oppenheimer funds held
            by the plan for more than one year (other than
            rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA
            invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an
            OppenheimerFunds-sponsored Pinnacle or Ascender
            401(k) plan made with the redemption proceeds
            of Class A shares of one or more Oppenheimer
            funds.

      No sales concessions will be paid to the
broker-dealer of record, as described in the Prospectus, on
sales of Class N shares purchased with the redemption
proceeds of shares of another mutual fund offered as an
investment option in a retirement plan in which Oppenheimer
funds are also offered as investment options under a
special arrangement with the Distributor, if the purchase
occurs more than 30 days after the Oppenheimer funds are
added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses
related to its daily operations, such as custodian fees,
Trustees' fees, transfer agency fees, legal fees and
auditing costs.  Those expenses are paid out of the Fund's
assets and are not paid directly by shareholders.  However,
those expenses reduce the net asset values of shares, and
therefore are indirectly borne by shareholders through
their investment.

      The methodology for calculating the net asset value,
dividends and distributions of the Fund's share classes
recognizes two types of expenses.  General expenses that do
not pertain specifically to any one class are allocated pro
rata to the shares of all classes. The allocation is based
on the percentage of the Fund's total assets that is
represented by the assets of each class, and then equally
to each outstanding share within a given class.  Such
general expenses include management fees, legal,
bookkeeping and audit fees, printing and mailing costs of
shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders,
fees to unaffiliated Trustees, custodian expenses, share
issuance costs, organization and start-up costs, interest,
taxes and brokerage commissions, and non-recurring
expenses, such as litigation costs.

      Other expenses that are directly attributable to a
particular class are allocated equally to each outstanding
share within that class.  Examples of such expenses include
distribution and service plan (12b-1) fees, transfer and
shareholder servicing agent fees and expenses, and
shareholder meeting expenses (to the extent that such
expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, a $12 annual fee
is assessed on any account valued at less than $500. This
fee will not be assessed on the following accounts:
o     Accounts that have balances below $500 due to the
      automatic conversion of shares from Class B to Class
      A shares;
o     Accounts with an active Asset Builder Plan, payroll
      deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts
      that are making continuing purchases;
o     Certain accounts held by broker-dealers through the
      National Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due
      solely to market fluctuations within the 12-month
      period preceding the date the fee is deducted.

      The fee is automatically deducted from qualifying
accounts annually on or about the second to last business
day of September.  This annual fee is waived for any
shareholders who elect to access their account documents
through electronic document delivery rather than in paper
copy and who elect to utilize the Internet or PhoneLink as
their primary source for their general servicing needs.  To
sign up to access account documents electronically via
eDocs Direct, please visit the Service Center on our
website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862
           ------------------------
for instructions.

Determination of Net Asset Value Per Share.  The net asset
value per share of each class of shares of the Fund are
determined as of the close of business of the Exchange on
each day that the Exchange is open. The calculation is done
by dividing the value of the Fund's net assets attributable
to a class by the number of shares of that class that are
outstanding.  The Exchange normally closes at 4:00 P.M.,
Eastern time, but may close earlier on some other days (for
example, in case of weather emergencies or on days falling
before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is
subject to change) states that it will close on New Year's
Day, Presidents' Day, Martin Luther King, Jr. Day, Good
Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on
other days.

      Dealers other than Exchange members may conduct
trading in certain securities on days on which the Exchange
is closed (including weekends and holidays) or after 4:00
P.M. on a regular business day. Because the Fund's net
asset values will not be calculated on those days, the
Fund's net asset values per share may be significantly
affected on such days when shareholders may not purchase or
redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is
completed before the close of The Exchange.

      Changes in the values of securities traded on foreign
exchanges or markets as a result of events that occur after
the prices of those securities are determined, but before
the close of The Exchange, will not be reflected in the
Fund's calculation of its net asset values that day unless
the Manager determines that the event is likely to effect a
material change in the value of the security. The Manager,
or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under
procedures established by the Board and subject to the
approval, ratification and confirmation by the Board at its
next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of
Directors has established procedures for the valuation of
the Fund's securities. In general those procedures are as
follows:
o     Equity securities traded on a U.S. securities
exchange or on Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they
               are valued at the last reported sale price
               on the principal exchange on which they are
               traded or on Nasdaq, as applicable, on that
               day, or
(2)   if last sale information is not available on a
               valuation date, they are valued at the last
               reported sale price preceding the valuation
               date if it is within the spread of the
               closing "bid" and "asked" prices on the
               valuation date or, if not,  at the closing
               "bid" price on the valuation date.
o     Equity securities traded on a foreign securities
exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing
               service approved by the Board of Directors,
               or
(2)   at the last sale price obtained by the Manager from
               the report of the principal exchange on
               which the security is traded at its last
               trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices
               obtained from the principal exchange on
               which the security is traded or, on the
               basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity
in excess of 60 days are valued based on the mean between
the "bid" and "asked" prices determined by a portfolio
pricing service approved by the Fund's Board of Directors
or obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean
between the "bid" and "asked" prices determined by a
pricing service approved by the Fund's Board of Directors
or obtained by the Manager from two active market makers in
the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than
               397 days when issued,
(2)   debt instruments that had a maturity of 397 days or
               less when issued and have a remaining
               maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity
               of 397 days or less when issued and which
               have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted
for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money
               market fund that had a maturity of less than
               397 days when issued that have a remaining
               maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that
               have a remaining maturity of 397 days or
               less.
o     Securities (including restricted securities) not
having readily-available market quotations are valued at
fair value determined under the Board's procedures.  If the
Manager is unable to locate two market makers willing to
give quotes, a security may be priced at the mean between
the "bid" and "asked" prices provided by a single active
market maker (which in certain cases may be the "bid" price
if no "asked" price is available).

      In the case of U.S. government securities,
mortgage-backed securities, corporate bonds and foreign
government securities, when last sale information is not
generally available, the Manager may use pricing services
approved by the Board of Directors. The pricing service may
use "matrix" comparisons to the prices for comparable
instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the
tax-exempt status of the interest paid by municipal
securities).  The Manager will monitor the accuracy of the
pricing services. That monitoring may include comparing
prices used for portfolio valuation to actual sales prices
of selected securities.

      The closing prices in the London foreign exchange
market on a particular business day that are provided to
the Manager by a bank, dealer or pricing service that the
Manager has determined to be reliable are used to value
foreign currency, including forward contracts, and to
convert to U.S. dollars securities that are denominated in
foreign currency.
      Puts, calls, and futures are valued at the last sale
price on the principal exchange on which they are traded or
on Nasdaq, as applicable, as determined by a pricing
service approved by the Board of Directors or by the
Manager.  If there were no sales that day, they shall be
valued at the last sale price on the preceding trading day
if it is within the spread of the closing "bid" and "asked"
prices on the principal exchange or on Nasdaq on the
valuation date. If not, the value shall be the closing bid
price on the principal exchange or on Nasdaq on the
valuation date.  If the put, call or future is not traded
on an exchange or on Nasdaq, it shall be valued by the mean
between "bid" and "asked" prices obtained by the Manager
from two active market makers. In certain cases that may be
at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to
the premium received is included in the Fund's Statement of
Assets and Liabilities as an asset. An equivalent credit is
included in the liability section.  The credit is adjusted
("marked-to-market") to reflect the current market value of
the option. In determining the Fund's gain on investments,
if a call or put written by the Fund is exercised, the
proceeds are increased by the premium received.  If a call
or put written by the Fund expires, the Fund has a gain in
the amount of the premium. If the Fund enters into a
closing purchase transaction, it will have a gain or loss,
depending on whether the premium received was more or less
than the cost of the closing transaction.  If the Fund
exercises a put it holds, the amount the Fund receives on
its sale of the underlying investment is reduced by the
amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions
for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The
Federal Funds wire of redemption proceeds may be delayed if
the Fund's custodian bank is not open for business on a day
when the Fund would normally authorize the wire to be made,
which is usually the Fund's next regular business day
following the redemption.  In those circumstances, the wire
will not be transmitted until the next bank business day on
which the Fund is open for business.  No dividends will be
paid on the proceeds of redeemed shares awaiting transfer
by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption,
a shareholder may reinvest all or part of the redemption
proceeds of:
o     Class A shares purchased subject to an initial sales
         charge or Class A shares on which a contingent
         deferred sales charge was paid, or
o     Class B shares that were subject to the Class B
         contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge
only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are
exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next
computed after the Transfer Agent receives the reinvestment
order.  The shareholder must ask the Transfer Agent for
that privilege at the time of reinvestment. This privilege
does not apply to Class C, Class N or Class Y shares. The
Fund may amend, suspend or cease offering this reinvestment
privilege at any time as to shares redeemed after the date
of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares
were redeemed is taxable, and reinvestment will not alter
any capital gains tax payable on that gain.  If there has
been a capital loss on the redemption, some or all of the
loss may not be tax deductible, depending on the timing and
amount of the reinvestment.  Under the Internal Revenue
Code, if the redemption proceeds of Fund shares on which a
sales charge was paid are reinvested in shares of the Fund
or another of the Oppenheimer funds within 90 days of
payment of the sales charge, the shareholder's basis in the
shares of the Fund that were redeemed may not include the
amount of the sales charge paid.  That would reduce the
loss or increase the gain recognized from the redemption.
However, in that case the sales charge would be added to
the basis of the shares acquired by the reinvestment of the
redemption proceeds.

Payments "In Kind". The Prospectus states that payment for
shares tendered for redemption is ordinarily made in cash.
However, under certain circumstances, the Board of
Directors of the Fund may determine that it would be
detrimental to the best interests of the remaining
shareholders of the Fund to make payment of a redemption
order wholly or partly in cash. In that case, the Fund may
pay the redemption proceeds in whole or in part by a
distribution "in kind" of liquid securities from the
portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1
under the Investment Company Act. Under that rule, the Fund
is obligated to redeem shares solely in cash up to the
lesser of $250,000 or 1% of the net assets of the Fund
during any 90-day period for any one shareholder. If shares
are redeemed in kind, the redeeming shareholder might incur
brokerage or other costs in selling the securities for
cash. The Fund will value securities used to pay
redemptions in kind using the same method the Fund uses to
value its portfolio securities described above under
"Determination of Net Asset Values Per Share." That
valuation will be made as of the time the redemption price
is determined.

Involuntary Redemptions. The Fund's Board of Directors has
the right to cause the involuntary redemption of the shares
held in any account if the account holds fewer than 100
shares. If the Board exercises this right, it may also fix
the requirements for any notice to be given to the
shareholders in question (not less than 30 days). The Board
may alternatively set requirements for the shareholder to
increase the investment, or set other terms and conditions
so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different
registration is not an event that triggers the payment of
sales charges. Therefore, shares are not subject to the
payment of a contingent deferred sales charge of any class
at the time of transfer to the name of another person or
entity. It does not matter whether the transfer occurs by
absolute assignment, gift or bequest, as long as it does
not involve, directly or indirectly, a public sale of the
shares.  When shares subject to a contingent deferred sales
charge are transferred, the transferred shares will remain
subject to the contingent deferred sales charge. It will be
calculated as if the transferee shareholder had acquired
the transferred shares in the same manner and at the same
time as the transferring shareholder.

      If less than all shares held in an account are
transferred, and some but not all shares in the account
would be subject to a contingent deferred sales charge if
redeemed at the time of transfer, the priorities described
in the Prospectus under "How to Buy Shares" for the
imposition of the Class B, Class C and Class N contingent
deferred sales charge will be followed in determining the
order in which shares are transferred.

Distributions From Retirement Plans.  Requests for
distributions from OppenheimerFunds-sponsored IRAs,
SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k)
plans or pension or profit-sharing plans should be
addressed to "Trustee, OppenheimerFunds Retirement Plans,"
c/o the Transfer Agent at its address listed in "How To
Sell Shares" in the Prospectus or on the back cover of this
Statement of Additional Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the
         distribution is premature; and
(3)   conform to the requirements of the plan and the
         Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors)
in OppenheimerFunds-sponsored pension or profit-sharing
plans with shares of the Fund held in the name of the plan
or its fiduciary may not directly request redemption of
their accounts.  The plan administrator or fiduciary must
sign the request.

      Distributions from pension and profit sharing plans
are subject to special requirements under the Internal
Revenue Code and certain documents (available from the
Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to
withholding requirements under the Internal Revenue Code,
and IRS Form W-4P (available from the Transfer Agent) must
be submitted to the Transfer Agent with the distribution
request, or the distribution may be delayed.  Unless the
shareholder has provided the Transfer Agent with a
certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution
even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer
Agent assume no responsibility to determine whether a
distribution satisfies the conditions of applicable tax
laws and will not be responsible for any tax penalties
assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers
and Brokers.  The Distributor is the Fund's agent to
repurchase its shares from authorized dealers or brokers on
behalf of their customers.  Shareholders should contact
their broker or dealer to arrange this type of redemption.
The repurchase price per share will be the net asset value
next computed after the Distributor receives an order
placed by the dealer or broker. However, if the Distributor
receives a repurchase order from a dealer or broker after
the close of The Exchange on a regular business day, it
will be processed at that day's net asset value if the
order was received by the dealer or broker from its
customers prior to the time the Exchange closes. Normally,
the Exchange closes at 4:00 P.M., but may do so earlier on
some days. Additionally, the order must have been
transmitted to and received by the Distributor prior to its
close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer
under this procedure, payment will be made within three
business days after the shares have been redeemed upon the
Distributor's receipt of the required redemption documents
in proper form. The signature(s) of the registered owners
on the redemption documents must be guaranteed as described
in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning
shares of the Fund valued at $5,000 or more can authorize
the Transfer Agent to redeem shares (having a value of at
least $50) automatically on a monthly, quarterly,
semi-annual or annual basis under an Automatic Withdrawal
Plan.  Shares will be redeemed three business days prior to
the date requested by the shareholder for receipt of the
payment.  Automatic withdrawals of up to $1,500 per month
may be requested by telephone if payments are to be made by
check payable to all shareholders of record. Payments must
also be sent to the address of record for the account and
the address must not have been changed within the prior 30
days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be
arranged on this basis.

      Payments are normally made by check, but shareholders
having AccountLink privileges (see "How To Buy Shares") may
arrange to have Automatic Withdrawal Plan payments
transferred to the bank account designated on the account
application or by signature-guaranteed instructions sent to
the Transfer Agent.  Shares are normally redeemed pursuant
to an Automatic Withdrawal Plan three business days before
the payment transmittal date you select in the
account application.  If a contingent deferred sales charge
applies to the redemption, the amount of the check or
payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the
date requested. The Fund reserves the right to amend,
suspend or discontinue offering these plans at any time
without prior notice. Because of the sales charge assessed
on Class A share purchases, shareholders should not make
regular additional Class A share purchases while
participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish
automatic withdrawal plans, because of the potential
imposition of the contingent deferred sales charge on such
withdrawals (except where the Class B, Class C or Class N
contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange
Plan, the shareholder agrees to the terms and conditions
that apply to such plans, as stated below.  These
provisions may be amended from time to time by the Fund
and/or the Distributor.  When adopted, any amendments will
automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can
authorize the Transfer Agent to exchange a pre-determined
amount of shares of the Fund for shares (of the same class)
of other Oppenheimer funds automatically on a monthly,
quarterly, semi-annual or annual basis under an Automatic
Exchange Plan. The minimum amount that may be exchanged to
each other fund account is $50. Instructions should be
provided on the OppenheimerFunds Application or
signature-guaranteed instructions. Exchanges made under
these plans are subject to the restrictions that apply to
exchanges as set forth in "How to Exchange Shares" in the
Prospectus and below in this Statement of Additional
Information.

|X|   Automatic Withdrawal Plans.  Fund shares will be
redeemed as necessary to meet withdrawal payments.  Shares
acquired without a sales charge will be redeemed first.
Shares acquired with reinvested dividends and capital gains
distributions will be redeemed next, followed by shares
acquired with a sales charge, to the extent necessary to
make withdrawal payments.  Depending upon the amount
withdrawn, the investor's principal may be depleted.
Payments made under these plans should not be considered as
a yield or income on your investment.

      The Transfer Agent will administer the investor's
Automatic Withdrawal Plan as agent for the shareholder(s)
(the "Planholder") who executed the Plan authorization and
application submitted to the Transfer Agent.  Neither the
Fund nor the Transfer Agent shall incur any
liability to the Planholder for any action taken or not
taken by the Transfer Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of
the Fund purchased for and held under the Plan, but the
Transfer Agent will credit all such shares to the account
of the Planholder on the records of the Fund. Any share
certificates held by a Planholder may be surrendered
unendorsed to the Transfer Agent with the Plan application
so that the shares represented by the certificate may be
held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,
distributions of capital gains must be reinvested in shares
of the Fund, which will be done at net asset value without
a sales charge. Dividends on shares held in the account may
be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments
at the net asset value per share determined on the
redemption date.  Checks or AccountLink payments
representing the proceeds of Plan withdrawals will normally
be transmitted three business days prior to the date
selected for receipt of the payment, according to the
choice specified in writing by the Planholder. Receipt of
payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments
and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any
time by the Planholder by writing to the Transfer Agent.
The Planholder should allow at least two weeks' time after
mailing such notification for the requested change to be
put in effect.  The Planholder may, at any time, instruct
the Transfer Agent by written notice to redeem all, or any
part of, the shares held under the Plan. That notice must
be in proper form in accordance with the requirements of
the then-current Prospectus of the Fund. In that case, the
Transfer Agent will redeem the number of shares requested
at the net asset value per share in effect and will mail a
check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by
writing to the Transfer Agent.  The Fund may also give
directions to the Transfer Agent to terminate a Plan. The
Transfer Agent will also terminate a Plan upon its receipt
of evidence satisfactory to it that the Planholder has died
or is legally incapacitated. Upon termination of a Plan by
the Transfer Agent or the Fund, shares that have not been
redeemed will be held in uncertificated form in the name of
the Planholder. The account will continue as a
dividend-reinvestment, uncertificated account unless and
until proper instructions are received from the Planholder,
his or her executor or guardian, or another authorized
person.

      To use shares held under the Plan as collateral for a
debt, the Planholder may request issuance of a portion of
the shares in certificated form.  Upon written request from
the Planholder, the Transfer Agent will determine the
number of shares for which a certificate may be issued
without causing the withdrawal checks to stop. However,
should such uncertificated shares become exhausted, Plan
withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent
for the Fund, the Planholder will be deemed to have
appointed any successor transfer agent to act as agent in
administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class
of Oppenheimer funds having more than one class of shares
may be exchanged only for shares of the same class of other
Oppenheimer funds. Shares of Oppenheimer funds that have a
single class without a class designation are

deemed "Class A" shares for this purpose. You can obtain a
current list showing which funds offer which classes of
shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A,
      B, C, N and Y shares with the following exceptions:
      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free New York           Oppenheimer Pennsylvania Municipal
      Municipals                              Fund
      Oppenheimer California Municipal Fund   Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Limited Term Municipal Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Municipal Bond Fund         Limited Term New York Municipal
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free New York          Oppenheimer International Small
      Municipals                             Company Fund
      Oppenheimer California Municipal Fund  Oppenheimer Limited Term Municipal
                                             Fund
      Oppenheimer Capital Income Fund        Oppenheimer Multiple Strategies Fund
      Oppenheimer Cash Reserves              Oppenheimer New Jersey Municipal Fund
      Oppenheimer Champion Income Fund       Oppenheimer Pennsylvania Municipal
                                             Fund
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest Global Value Fund,
      Fund                                   Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Limited Term New York Municipal Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not
      be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer
      Cash Reserves are generally available only by
      exchange from the same class of shares of other
      Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities
      Fund may be exchanged only for Class A shares of
      other Oppenheimer funds. They may not be acquired by
      exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of
      Oppenheimer Money Market Fund or Oppenheimer Cash
      Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal
      Fund may be exchanged only for Class B shares of
      other Oppenheimer funds and no exchanges may be made
      to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may
      not be exchanged for shares of Oppenheimer Money
      Market Fund, Inc., Oppenheimer Cash Reserves or
      Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase
      shares of Oppenheimer Capital Preservation Fund, and
      only those participants may exchange shares of other
      Oppenheimer funds for shares of Oppenheimer Capital
      Preservation Fund.
o

   Class A shares of Oppenheimer Senior Floating Rate Fund
      are not available by exchange of shares of
      Oppenheimer Money Market Fund or Class A shares of
      Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury
      Advisors S&P Index Fund and Oppenheimer Select
      Managers QM Active Balanced Fund are only available
      to retirement plans and are available only by
      exchange from the same class of shares of other
      Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged
      at net asset value for shares of any money market
      fund offered by the Distributor. Shares of any money
      market fund purchased without a sales charge may be
      exchanged for shares of Oppenheimer funds offered
      with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of
      Oppenheimer funds subject to an early withdrawal
      charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc.
      purchased with the redemption proceeds of shares of
      other mutual funds (other than funds managed by the
      Manager or its subsidiaries) redeemed within the 30
      days prior to that purchase may subsequently be
      exchanged for shares of other Oppenheimer funds
      without being subject to an initial sales charge or
      contingent deferred sales charge. To qualify for that
      privilege, the investor or the investor's dealer must
      notify the Distributor of eligibility for this
      privilege at the time the shares of Oppenheimer Money
      Market Fund, Inc. are purchased. If requested, they
      must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of
      dividends or distributions from any of the other
      Oppenheimer funds or from any unit investment trust
      for which reinvestment arrangements have been made
      with the Distributor may be exchanged at net asset
      value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange
privilege at any time. Although the Fund may impose these
changes at any time, it will provide you with notice of
those changes whenever it is required to do so by
applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the
exchange privilege. That 60 day notice is not required in
extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales
Charges. No contingent deferred sales charge is imposed on
exchanges of shares of any class purchased subject to a
contingent deferred sales charge, with the following
exceptions:

o     When Class A shares of any Oppenheimer fund (other
than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent
deferred sales charge are redeemed within 18 months
measured from the beginning of the calendar month of the
initial purchase of the exchanged Class A shares, the Class
A contingent deferred sales charge is imposed on the
redeemed shares.

o     When Class A shares of Rochester National Municipals
and Rochester Fund Municipals acquired by exchange of Class
A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed
within 24 months of the beginning of the calendar month of
the initial purchase of the exchanged Class A shares, the
Class A contingent deferred sales charge is imposed on the
redeemed shares.

o     If any Class A shares of another Oppenheimer fund
that are exchanged for Class A shares of Oppenheimer Senior
Floating Rate Fund are subject to the Class A contingent
deferred sales charge of the other Oppenheimer fund at the
time of exchange, the holding period
for that Class A contingent deferred sales charge will
carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A
shares of Oppenheimer Senior Floating Rate Fund acquired in
that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund
if they are repurchased before the expiration of the
holding period.

o     When Class A shares of Oppenheimer Cash Reserves and
Oppenheimer Money Market Fund, Inc. acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to
a Class A contingent deferred sales charge are redeemed
within the Class A holding period of the fund from which
the shares were exchanged, the Class A contingent deferred
sales charge of the fund from which the shares were
exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B
contingent deferred sales charge is imposed on Class B
shares acquired by exchange if they are redeemed within six
years of the initial purchase of the exchanged Class B
shares.

o     With respect to Class C shares, the Class C
contingent deferred sales charge is imposed on Class C
shares acquired by exchange if they are redeemed within 12
months of the initial purchase of the exchanged Class C
shares.

o     With respect to Class N shares, a 1% contingent
deferred sales charge will be imposed if the retirement
plan (not including IRAs and 403(b) plans) is terminated or
Class N shares of all Oppenheimer funds are terminated as
an investment option of the plan and Class N shares are
redeemed within 18 months after the plan's first purchase
of Class N shares of any Oppenheimer fund or with respect
to an individual retirement plan or 403(b) plan, Class N
shares are redeemed within 18 months of the plan's first
purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed
to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the
Class B, Class C or Class N contingent deferred sales
charge will be followed in determining the order in which
the shares are exchanged. Before exchanging shares,
shareholders should take into account how the exchange may
affect any contingent deferred sales charge that might be
imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class
must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund
reserves the right to reject telephone or written exchange
requests submitted in bulk by anyone on behalf of more than
one account.  The Fund may accept requests for exchanges of
up to 50 accounts per day from representatives of
authorized dealers that qualify for this privilege.

|X|   Telephone Exchange Requests. When exchanging shares
by telephone, a shareholder must have an existing account
in the fund to which the exchange is to be made. Otherwise,
the investors must obtain a prospectus of that fund before
the exchange request may be submitted. If all telephone
lines are busy (which might occur, for example, during
periods of substantial market fluctuations), shareholders
might not be able to request exchanges by telephone and
would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged
are redeemed on the regular business day the Transfer Agent
receives an exchange request in proper form (the
"Redemption
Date").  Normally, shares of the fund to be acquired are
purchased on the Redemption Date, but such purchases may be
delayed by either fund up to five business days if it
determines that it would be disadvantaged by an immediate
transfer of the redemption proceeds.  The Fund reserves the
right, in its discretion, to refuse any exchange request
that may disadvantage it. For example, if the receipt of
multiple exchange requests from a dealer might require the
disposition of portfolio securities at a time or at a price
that might be disadvantageous to the Fund, the Fund may
refuse the request.

      When you exchange some or all of your shares from one
fund to another, any special account feature such as an
Asset Builder Plan or Automatic Withdrawal Plan, will be
switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption
and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account
in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number
of shares exchanged may be less than the number requested
if the exchange or the number requested would include
shares subject to a restriction cited in the Prospectus or
this Statement of Additional Information, or would include
shares covered by a share certificate that is not tendered
with the request.  In those cases, only the shares
available for exchange without restriction will be
exchanged.

      The different Oppenheimer funds available for
exchange have different investment objectives, policies and
risks. A shareholder should assure that the fund selected
is appropriate for his or her investment and should be
aware of the tax consequences of an exchange.  For federal
income tax purposes, an exchange transaction is treated as
a redemption of shares of one fund and a purchase of shares
of another.  "Reinvestment Privilege," above, discusses
some of the tax consequences of reinvestment of redemption
proceeds in such cases.  The Fund, the Distributor, and the
Transfer Agent are unable to provide investment, tax or
legal advice to a shareholder in connection with an
exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend
rate and there can be no assurance as to the payment of any
dividends or the realization of any capital gains. The
dividends and distributions paid by a class of shares will
vary from time to time depending on market conditions, the
composition of the Fund's portfolio, and expenses borne by
the Fund or borne separately by a class. Dividends are
calculated in the same manner, at the same time, and on the
same day for each class of shares. However, dividends on
Class B, Class C and Class N shares are expected to be
lower than dividends on Class A and Class Y shares. That is
because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares. Those dividends will
also differ in amount as a consequence of any difference in
the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the
redemption of Fund shares represented by checks returned to
the Transfer Agent by the Postal Service as undeliverable
will be invested in shares of Oppenheimer Money Market
Fund, Inc.  Reinvestment will be made as promptly as
possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise
idle funds. Unclaimed accounts may be subject to state
escheatment laws, and the Fund and the Transfer Agent will
not be liable to shareholders or their representatives for
compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and
Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly
highlighted in the

Prospectus. The following is only a summary of certain
additional tax considerations generally affecting the Fund
and its shareholders.

      The tax discussion in the Prospectus and this
Statement of Additional Information is based on tax law in
effect on the date of the Prospectus and this Statement of
Additional Information. Those laws and regulations may be
changed by legislative, judicial, or administrative action,
sometimes with retroactive effect. State and local tax
treatment of ordinary income dividends and capital gain
dividends from regulated investment companies may differ
from the treatment under the Internal Revenue Code
described below. Potential purchasers of shares of the Fund
are urged to consult their tax advisers with specific
reference to their own tax circumstances as well as the
consequences of federal, state and local tax rules
affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company.  The
Fund has elected to be taxed as a regulated investment
company under Subchapter M of the Internal Revenue Code of
1986, as amended.  As a regulated investment company, the
Fund is not subject to federal income tax on the portion of
its net investment income (that is, taxable interest,
dividends, and other taxable ordinary income, net of
expenses) and capital gain net income (that is, the excess
of net long-term capital gains over net short-term capital
losses) that it distributes to shareholders. That
qualification enables the Fund to "pass through" its income
and realized capital gains to shareholders without having
to pay tax on them. This avoids a "double tax" on that
income and capital gains, since shareholders normally will
be taxed on the dividends and capital gains they receive
from the Fund (unless their Fund shares are held in a
retirement account or the shareholder is otherwise exempt
from tax).

      The Internal Revenue Code contains a number of
complex tests relating to qualification that the Fund might
not meet in a particular year. If it did not qualify as a
regulated investment company, the Fund would be treated for
tax purposes as an ordinary corporation and would receive
no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the
Fund must distribute at least 90% of its investment company
taxable income (in brief, net investment income and the
excess of net short-term capital gain over net long-term
capital loss) for the taxable year. The Fund must also
satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by
the Fund made during the taxable year or, under specified
circumstances, within 12 months after the close of the
taxable year, will be considered distributions of income
and gains for the taxable year and will therefore count
toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the
Fund must derive at least 90% of its gross income from
dividends, interest, certain payments with respect to
securities loans, gains from the sale or other disposition
of stock or securities or foreign currencies (to the extent
such currency gains are directly related to the regulated
investment company's principal business of investing in
stock or securities) and certain other income.

      In addition to satisfying the requirements described
above, the Fund must satisfy an asset diversification test
in order to qualify as a regulated investment company.
Under that test, at the close of each quarter of the Fund's
taxable year, at least 50% of the value of the Fund's
assets must consist of cash and cash items (including
receivables), U.S. government securities, securities of
other regulated investment companies, and securities of
other issuers. As to each of those issuers, the Fund must
not have invested more than 5% of the value of the Fund's
total assets in securities of each such issuer and the Fund
must not hold more than 10% of the outstanding voting
securities of each such issuer. No more than 25% of the
value of its total assets may be invested in the securities
of any one issuer (other than U.S. government securities
and securities of other regulated investment

companies), or in two or more issuers which the Fund
controls and which are engaged in the same or similar
trades or businesses. For purposes of this test,
obligations issued or guaranteed by certain agencies or
instrumentalities of the U.S. government are treated as
U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under
the Internal Revenue Code, by December 31 each year, the
Fund must distribute 98% of its taxable investment income
earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the
current year. If it does not, the Fund must pay an excise
tax on the amounts not distributed. It is presently
anticipated that the Fund will meet those requirements. To
meet this requirement, in certain circumstances the Fund
might be required to liquidate portfolio investments to
make sufficient distributions to avoid excise tax
liability. However, the Board of Directors and the Manager
might determine in a particular year that it would be in
the best interests of shareholders for the Fund not to make
such distributions at the required levels and to pay the
excise tax on the undistributed amounts. That would reduce
the amount of income or capital gains available for
distribution to shareholders.

|X|   Taxation of Fund  Distributions.  The Fund anticipates
distributing  substantially  all of its  investment  company taxable  income for each taxable year.  Those  distributions will be  taxable  to  shareholders  as  ordinary  income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code
govern the eligibility of the Fund's dividends for the
dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for
the deduction.  The amount of dividends paid by the Fund
that may qualify for the deduction is limited to the
aggregate amount of qualifying dividends that the Fund
derives from portfolio investments that the Fund has held
for a minimum period, usually 46 days. A corporate
shareholder will not be eligible for the deduction on
dividends paid on Fund shares held for 45 days or less.  To
the extent the Fund's dividends are derived from gross
income from option premiums, interest income or short-term
gains from the sale of securities or dividends from foreign
corporations, those dividends will not qualify for the
deduction.

      The Fund may either retain or distribute to
shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.
If net long term capital gains are distributed and
designated as a capital gain distribution, it will be
taxable to shareholders as a long-term capital gain and
will be properly identified in reports sent to shareholders
in January of each year. Such treatment will apply no
matter how long the shareholder has held his or her shares
or whether that gain was recognized by the Fund before the
shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain,
the Fund will be subject to tax on it at the 35% corporate
tax rate. If the Fund elects to retain its net capital
gain, the Fund will provide to shareholders of record on
the last day of its taxable year information regarding
their pro rata share of the gain and tax paid. As a result,
each shareholder will be required to report his or her pro
rata share of such gain on their tax return as long-term
capital gain, will receive a refundable tax credit for
his/her pro rata share of tax paid by the Fund on the gain,
and will increase the tax basis for his/her shares by an
amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund
from sources within foreign countries may be subject to
foreign taxes withheld at the source.  The United States
has entered into tax treaties with many foreign countries
which entitle the Fund to a reduced rate of, or exemption
from, taxes on such income.

      Distributions by the Fund that do not constitute
ordinary income dividends or capital gain distributions
will be treated as a return of capital to the extent of the
shareholder's tax basis in their shares. Any excess will be
treated as gain from the sale of those shares, as discussed
below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or
deemed made) during the year. If prior distributions made
by the Fund must
be re-characterized as a non-taxable return of capital at
the end of the fiscal year as a result of the effect of the
Fund's investment policies, they will be identified as such
in notices sent to shareholders.

      Distributions by the Fund will be treated in the
manner described above regardless of whether the
distributions are paid in cash or reinvested in additional
shares of the Fund (or of another fund).  Shareholders
receiving a distribution in the form of additional shares
will be treated as receiving a distribution in an amount
equal to the fair market value of the shares received,
determined as of the reinvestment date.

      The Fund will be required in certain cases to
withhold 30% (29% for payments after December 31, 2003) of
ordinary income dividends, capital gains distributions and
the proceeds of the redemption of shares, paid to any
shareholder (1) who has failed to provide a correct
                                            -------
taxpayer identification number or to properly certify that
number when required, (2) who is subject to backup
withholding for failure to report the receipt of interest
or dividend income properly, or (3) who has failed to
certify to the Fund that the shareholder is not subject to
backup withholding or is an "exempt recipient" (such as a
corporation). All income and any tax withheld by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

|X|   Tax   Effects  of   Redemptions   of   Shares.   If  a
shareholder  redeems all or a portion of his/her shares, the
                                     -
shareholder  will  recognize a gain or loss on the  redeemed shares  in an amount  equal to the  difference  between  the proceeds  of  the  redeemed  shares  and  the  shareholder's adjusted  tax basis in the  shares.  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the shareholder  purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the
redemption of shares of the Fund will be considered capital
gain or loss, if the shares were held as a capital asset.
It will be long-term capital gain or loss if the shares
were held for more than one year.  However, any capital
loss arising from the redemption of shares held for six
months or less will be treated as a long-term capital loss
to the extent of the amount of capital gain dividends
received on those shares. Special holding period rules
under the Internal Revenue Code apply in this case to
determine the holding period of shares and there are limits
on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation
of a shareholder who is a foreign person (to include, but
not limited to, a nonresident alien individual, a foreign
trust, a foreign estate, a foreign corporation, or a
foreign partnership) primarily depends on whether the
foreign person's income from the Fund is effectively
connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid from a mutual
fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund
(and are deemed not "effectively connected income") to
foreign persons will be subject to a U.S. tax withheld by
the Fund at a rate of 30%, provided the Fund obtains a
properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's
country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income
dividends paid by the Fund. All income and any

tax withheld by the Fund is remitted by the Fund to the
U.S. Treasury and is identified in reports mailed to
shareholders in March of each year.

      If the ordinary income dividends from the Fund are
                                                     ---
effectively connected with the conduct of a U.S. trade or
business, then the foreign person may claim an exemption
from the U.S. tax described above provided the Fund obtains
a properly completed and signed Certificate of Foreign
Status.

      If the foreign person fails to provide a
certification of his/her foreign status, the Fund will be
required to withhold U.S. tax at a rate of 30% (29% for
payments after December 31, 2003) on ordinary income
dividends, capital gains distributions and the proceeds of
the redemption of shares, paid to any foreign person. All
income and any tax withheld (in this situation) by the Fund
is remitted by the Fund to the U.S. Treasury and is
identified in reports mailed to shareholders in January of
each year.

      The tax consequences to foreign persons entitled to
claim the benefits of an applicable tax treaty may be
different from those described herein.  Foreign
shareholders are urged to consult their own tax advisors or
the U.S. Internal Revenue Service with respect to the
particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding
taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the
Fund may elect to reinvest all dividends and/or capital
gains distributions in shares of the same class of any of
the other Oppenheimer funds listed above. Reinvestment will
be made without sales charge at the net asset value per
share in effect at the close of business on the payable
date of the dividend or distribution. To elect this option,
the shareholder must notify the Transfer Agent in writing
and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a
prospectus for that fund and an application from the
Distributor to establish an account. Dividends and/or
distributions from shares of certain other Oppenheimer
funds (other than Oppenheimer Cash Reserves) may be
invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through
dealers, brokers and other financial institutions that have
a sales agreement with OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of
the other Oppenheimer funds and is sub-distributor for
funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's
Transfer Agent, is a division of the Manager. It is
responsible for maintaining the Fund's shareholder registry
and shareholder accounting records, and for paying
dividends and distributions to shareholders. It also
handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account
fee. It also acts as shareholder servicing agent for the
other Oppenheimer funds. Shareholders should direct
inquiries about their accounts to the Transfer Agent at the
address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the
Fund's assets. The custodian's responsibilities include
safeguarding and controlling the Fund's portfolio
securities and handling the delivery of such securities to
and from the Fund.  It is the practice of the Fund to deal
with the custodian in a manner uninfluenced by any banking
relationship the custodian may have with

the Manager and its affiliates.  The Fund's cash balances
with the custodian in excess of $100,000 are not protected
by federal deposit insurance.  Those uninsured balances at
times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors
of the Fund. They audit the Fund's financial statements and
perform other related audit services. They also act as
auditors for certain other funds advised by the Manager and
its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Directors and Shareholders of
Oppenheimer Value Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Value Fund, including the statement of investments, as of October
31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Value Fund as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2002

STATEMENT OF INVESTMENTS  October 31, 2002

                                       Market Value
                              Shares     See Note 1
====================================================
Common Stocks--92.7%
----------------------------------------------------
Consumer Discretionary--8.5%
----------------------------------------------------
Auto Components--0.7%
Delphi Corp.                 214,500   $  1,492,920
----------------------------------------------------
Leisure Equipment & Products--1.0%
Mattel, Inc.                 110,800      2,034,288
----------------------------------------------------
Media--3.3%
News Corp. Ltd. (The),
Sponsored ADR,
Preference                   336,300      6,648,651
----------------------------------------------------
Textiles & Apparel--3.5%
Nike, Inc., Cl. B            151,000      7,125,690
----------------------------------------------------
Consumer Staples--1.2%
----------------------------------------------------
Tobacco--1.2%
Philip Morris Cos., Inc.      59,600      2,428,700
----------------------------------------------------
Energy--6.7%
----------------------------------------------------
Energy Equipment & Services--0.5%
Noble Corp. 1                 30,800        995,456
----------------------------------------------------
Oil & Gas--6.2%
Ashland, Inc.                 70,200      1,842,750
----------------------------------------------------
BP plc, ADR                  258,200      9,927,790
ChevronTexaco Corp.           14,000        946,820
                                        ------------
                                         12,717,360

----------------------------------------------------
Financials--31.8%
----------------------------------------------------
Banks--7.6%
Bank of America Corp.        163,600     11,419,280
----------------------------------------------------
Wachovia Corp.               119,800      4,167,842
                                        ------------
                                         15,587,122

----------------------------------------------------
Diversified Financials--14.3%
Capital One
Financial Corp.               71,000      2,163,370
----------------------------------------------------
Citigroup, Inc.               39,966      1,476,744
----------------------------------------------------
Franklin
Resources, Inc.              176,100      5,809,539
----------------------------------------------------
Freddie Mac                  127,200      7,832,976
----------------------------------------------------
Merrill Lynch
& Co., Inc.                   35,400      1,343,430
----------------------------------------------------
SLM Corp.                    102,600     10,541,124
                                        ------------
                                         29,167,183

----------------------------------------------------
Insurance--9.9%
Allstate Corp.                76,500      3,043,170
----------------------------------------------------
American International
Group, Inc.                  175,200     10,958,760

                                       Market Value
                              Shares     See Note 1
----------------------------------------------------
Insurance Continued
Hartford Financial
Services Group, Inc.          36,200   $  1,429,900
----------------------------------------------------
Prudential
Financial, Inc. 1            162,600      4,747,920
----------------------------------------------------
Travelers Property
Casualty Corp., Cl. A 1        3,368         44,963
----------------------------------------------------
Travelers Property
Casualty Corp., Cl. B 1        6,920         93,558
                                        ------------
                                         20,318,271

----------------------------------------------------
Health Care--5.4%
----------------------------------------------------
Health Care Providers & Services--3.7%
Aetna, Inc.                  171,800      6,923,540
----------------------------------------------------
Service Corp.
International 1              224,200        706,230
                                        ------------
                                          7,629,770

----------------------------------------------------
Pharmaceuticals--1.7%
Pharmacia Corp.               62,600      2,691,800
----------------------------------------------------
Schering-Plough Corp.         39,100        834,785
                                        ------------
                                          3,526,585

----------------------------------------------------
Industrials--10.0%
----------------------------------------------------
Aerospace & Defense--8.0%
Boeing Co.                   310,500      9,237,375
----------------------------------------------------
Lockheed
Martin Corp.                 124,400      7,202,760
                                        ------------
                                         16,440,135

----------------------------------------------------
Industrial Conglomerates--1.7%
Tyco
International Ltd.           235,000      3,398,100
----------------------------------------------------
Machinery--0.3%
Navistar
International Corp. 1        125,800        578,436
----------------------------------------------------
Information Technology--11.6%
----------------------------------------------------
Communications Equipment--4.6%
JDS Uniphase Corp. 1,2     1,458,800      3,283,759
----------------------------------------------------
QUALCOMM, Inc 1              177,900      6,141,108
                                        ------------
                                          9,424,867

----------------------------------------------------
Computers & Peripherals--3.9%
Hewlett-Packard Co.          371,800      5,874,440
----------------------------------------------------
Lexmark
International, Inc., Cl. A 1  26,800      1,592,456

                           13 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  Continued

                                       Market Value
                              Shares     See Note 1
----------------------------------------------------
Computers & Peripherals Continued
Pinnacle Systems, Inc. 1      40,600  $     482,734
                                      --------------
                                          7,949,630

----------------------------------------------------
Electronic Equipment & Instruments--3.1%
Thermo
Electron Corp. 1             343,700      6,320,643
----------------------------------------------------
Materials--5.8%
----------------------------------------------------
Chemicals--0.9%
FMC Corp. 1                   53,700      1,642,683
----------------------------------------------------
Monsanto Co.                  13,357        220,791
                                      --------------
                                          1,863,474

----------------------------------------------------
Metals & Mining--0.4%
Alcoa, Inc.                   42,000       926,520
----------------------------------------------------
Paper & Forest Products--4.5%
Sappi Ltd.,
Sponsored ADR                743,300      9,112,858
----------------------------------------------------
Telecommunication Services--8.8%
----------------------------------------------------
Diversified Telecommunication Services--2.2%
Verizon
Communications, Inc.         121,600      4,591,616
----------------------------------------------------
Wireless Telecommunication Services--6.6%
AT&T Corp.                 1,033,200     13,472,928
----------------------------------------------------
Utilities--2.9%
----------------------------------------------------
Electric Utilities--2.9%
Dominion
Resources, Inc.              125,200      6,009,600
                                      --------------
Total Common Stocks
(Cost $186,306,877)                     189,760,803

                           Principal   Market Value
                              Amount     See Note 1
====================================================
Short-Term Notes--2.1%
Federal Home Loan Bank,
1.65%, 11/1/02
(Cost $4,200,000)         $4,200,000   $  4,200,000

====================================================
Joint Repurchase Agreements--4.5%
Undivided interest of 49.65% in joint
repurchase agreement (Market Value
$18,754,000) with Zion Bank/Capital
Markets Group, 1.85%, dated 10/31/02, to
be repurchased at $9,311,478 on 11/1/02,
collateralized by U.S. Treasury
Bonds, 2.125%, 10/31/04, with a
value of $19,178,339
(Cost $9,311,000)          9,311,000      9,311,000

----------------------------------------------------
Total Investments, at Value
(Cost $199,817,877)             99.3%   203,271,803
----------------------------------------------------
Other Assets Net
of Liabilities                   0.7      1,355,812
                               ---------------------
Net Assets                     100.0%  $204,627,615
                               =====================

Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                  Contracts Expiration  Exercise   Premium
Market Value
                            Subject to Call       Date     Price  Received
See Note 1
---------------------------------------------------------------------------------------

JDS Uniphase Corp.                       14    3/24/03     $2.50
$742         $700

See accompanying Notes to Financial Statements.

                           14 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2002

===================================================================================
Assets

Investments, at value (cost $199,817,877)--see accompanying statement
$203,271,803
-----------------------------------------------------------------------------------
Cash
56,772
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold
5,466,226
Shares of capital stock sold
124,254
Interest and dividends
115,849
Other
1,660

-------------
Total assets
209,036,564

===================================================================================
Liabilities
Options written, at value (premiums received $742)--see accompanying statement
700
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased
3,976,112
Shares of capital stock redeemed
148,740
Shareholder reports
87,054
Transfer and shareholder servicing agent fees
69,827
Directors' compensation
47,526
Distribution and service plan fees
41,070
Other
37,920

-------------
Total liabilities
4,408,949

===================================================================================
Net Assets
$204,627,615

=============

===================================================================================
Composition of Net Assets
Par value of shares of capital stock                                  $
13,895
-----------------------------------------------------------------------------------
Additional paid-in capital
245,650,297
-----------------------------------------------------------------------------------
Undistributed net investment income
177,268
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions
(44,667,813)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments
3,453,968

-------------
Net Assets
$204,627,615

=============

                           15 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share
(based on net assets of $141,562,779 and 9,576,254
shares of capital stock outstanding)                                      $14.78
Maximum offering price per share (net asset value
plus sales charge of 5.75% of offering price)                             $15.68
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$47,323,320 and 3,232,435 shares of capital stock
outstanding)                                                              $14.64
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$13,466,078 and 932,473 shares of capital stock
outstanding)                                                              $14.44
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes
applicable contingent deferred sales charge) and
offering price per share (based on net assets of
$1,201,397 and 81,857 shares of capital stock
outstanding)                                                              $14.68
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering
price per share (based on net assets of $1,074,041
and 71,781 shares of capital stock outstanding)                           $14.96

See accompanying Notes to Financial Statements.

                           16 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2002

===================================================================================
Investment Income

Dividends (net of foreign withholding taxes of $21,725)               $
3,535,454
-----------------------------------------------------------------------------------
Interest
240,249

-------------
Total investment income
3,775,703

===================================================================================
Expenses
Management fees
1,481,518
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A
405,280
Class B
562,278
Class C
129,685
Class N
2,521
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A
497,606
Class B
184,551
Class C
41,558
Class N
1,600
Class Y
29,516
-----------------------------------------------------------------------------------
Shareholder reports
75,031
-----------------------------------------------------------------------------------
Accounting service fees
15,000
-----------------------------------------------------------------------------------
Directors' compensation
14,722
-----------------------------------------------------------------------------------
Custodian fees and expenses
2,227
-----------------------------------------------------------------------------------
Other
15,310

-------------
Total expenses
3,458,403
Less reduction to custodian expenses
(485)
Less voluntary waiver of transfer and shareholder servicing agent fees--Classes A, B, C and N
(19,021)
Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y
(24,241)

-------------
Net expenses
3,414,656

===================================================================================
Net Investment Income
361,047

===================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)
(28,016,793)
Closing and expiration of option contracts written
875,186

-------------
Net realized loss
(27,141,607)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments
10,745,185

-------------
Net realized and unrealized loss
(16,396,422)

===================================================================================
Net Decrease in Net Assets Resulting from Operations
$(16,035,375)

=============

See accompanying Notes to Financial Statements.

                           17 | OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,                                          2002
2001
===================================================================================
Operations

Net investment income (loss)                            $    361,047  $
(91,479)
-----------------------------------------------------------------------------------
Net realized loss                                        (27,141,607)
(7,841,920)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      10,745,185
(7,812,172)

---------------------------
Net decrease in net assets resulting from operations     (16,035,375)
(15,745,571)

===================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                     (135,466)
(1,847,746)
Class B                                                           --
(87,334)
Class C                                                           --
(18,346)
Class N                                                          (43)
--
Class Y                                                       (3,575)
--

===================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                  (14,210,177)
(3,267,773)
Class B                                                   (6,150,602)
(2,239,487)
Class C                                                    4,299,663
1,787,816
Class N                                                    1,286,579
13,360
Class Y                                                      563,632
716,127

===================================================================================
Net Assets
Total decrease                                           (30,385,364)
(20,688,954)
-----------------------------------------------------------------------------------
Beginning of period                                      235,012,979
255,701,933

---------------------------
End of period [including undistributed (overdistributed)
net investment income of $177,268 and $(44,695),
respectively]                                           $204,627,615
$235,012,979

===========================

See accompanying Notes to Financial Statements.

                           18 | OPPENHEIMER VALUE FUND

FINANCIAL highlights

Class A     Year Ended October 31,           2002      2001      2000
1999      1998
===========================================================================================
Per Share Operating Data

Net asset value, beginning of period      $ 15.93   $ 17.06   $ 20.69   $
20.91   $ 23.31
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         .07       .03       .16
..17       .16
Net realized and unrealized gain (loss)     (1.21)     (.98)     (.65)
..64       .32

-------------------------------------------------
Total from investment operations            (1.14)     (.95)     (.49)
..81       .48
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.01)     (.18)     (.16)
(.17)     (.12)
Distributions from net realized gain           --        --     (2.98)
(.86)    (2.76)

-------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.01)     (.18)    (3.14)
(1.03)    (2.88)
-------------------------------------------------------------------------------------------
Net asset value, end of period             $14.78    $15.93    $17.06
$20.69    $20.91

=================================================

===========================================================================================
Total Return, at Net Asset Value 1          (7.15)%   (5.60)%   (2.60)%
3.60%     2.24%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands) $141,563  $166,285  $181,566
$392,483  $456,264
-------------------------------------------------------------------------------------------
Average net assets (in thousands)        $166,319  $181,631  $234,840
$448,884  $442,138
-------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                        0.38%     0.19%     0.66%
0.68%     0.84%
Expenses                                     1.22%     1.26%     1.17%
1.02%     0.98% 3
-------------------------------------------------------------------------------------------
Portfolio turnover rate                       150%      336%       86%
135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           19 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

Class B     Year Ended October 31,           2002      2001      2000
1999      1998
===========================================================================================
Per Share Operating Data

Net asset value, beginning of period      $ 15.89   $ 16.99   $ 20.58   $
20.83   $ 23.32
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                 (.10)     (.11)     (.05)
(.03)      .02
Net realized and unrealized gain (loss)     (1.15)     (.97)     (.56)
..66       .30

-------------------------------------------------
Total from investment operations            (1.25)    (1.08)     (.61)
..63       .32
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           --      (.02)       --
(.02)     (.05)
Distributions from net realized gain           --        --     (2.98)
(.86)    (2.76)

-------------------------------------------------
Total dividends and/or distributions
to shareholders                                --      (.02)    (2.98)
(.88)    (2.81)
-------------------------------------------------------------------------------------------
Net asset value, end of period             $14.64    $15.89    $16.99
$20.58    $20.83

=================================================

===========================================================================================
Total Return, at Net Asset Value 1          (7.87)%   (6.34)%  (3.28)%
2.79%     1.47%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)  $47,323   $57,584   $64,287
$102,736  $123,260
-------------------------------------------------------------------------------------------
Average net assets (in thousands)         $56,200   $65,115   $79,239
$123,616  $110,240
-------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                (0.40)%   (0.57)%   (0.14)%
(0.08)%    0.08%
Expenses                                     2.01%     2.01%     1.93%
1.77%     1.73% 3
-------------------------------------------------------------------------------------------
Portfolio turnover rate                       150%      336%       86%
135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           20 | OPPENHEIMER VALUE FUND

Class C     Year Ended October 31,           2002      2001      2000
1999      1998
===========================================================================================
Per Share Operating Data

Net asset value, beginning of period      $ 15.67   $ 16.77   $ 20.35   $
20.60   $ 23.07
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                 (.01)     (.08)     (.04)
(.02)      .01
Net realized and unrealized gain (loss)     (1.22)     (.99)     (.56)
..65       .31

-------------------------------------------------
Total from investment operations            (1.23)    (1.07)     (.60)
..63       .32
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           --      (.03)       --
(.02)     (.03)
Distributions from net realized gain           --        --     (2.98)
(.86)    (2.76)

-------------------------------------------------
Total dividends and/or distributions
to shareholders                                --      (.03)    (2.98)
(.88)    (2.79)
-------------------------------------------------------------------------------------------
Net asset value, end of period             $14.44    $15.67    $16.77
$20.35    $20.60

=================================================

===========================================================================================
Total Return, at Net Asset Value 1          (7.85)%   (6.38)%   (3.27)%
2.82%     1.47%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)  $13,466   $10,494   $ 9,849
$14,582   $18,204
-------------------------------------------------------------------------------------------
Average net assets (in thousands)         $12,977   $11,088   $11,975
$17,746   $15,355
-------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                (0.41)%   (0.56)%   (0.14)%
(0.07)%    0.06%
Expenses                                     2.00%     2.01%     1.93%
1.77%     1.73% 3
-------------------------------------------------------------------------------------------
Portfolio turnover rate                       150%      336%       86%
135%      106%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

Class N     Year Ended October 31,                             2002      2001 1
================================================================================
Per Share Operating Data
Net asset value, beginning of period                        $ 15.90   $ 18.08
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                    .05      (.02)
Net realized and unrealized loss                              (1.22)    (2.16)
                                                            --------------------
Total from investment operations                              (1.17)    (2.18)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.05)       --
Distributions from net realized gain                             --        --
                                                            --------------------
Total dividends and/or distributions
to shareholders                                                (.05)      --
--------------------------------------------------------------------------------
Net asset value, end of period                               $14.68    $15.90
                                                            ====================

================================================================================
Total Return, at Net Asset Value 2                            (7.41)%  (12.06)%

================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                     $1,201       $12
--------------------------------------------------------------------------------
Average net assets (in thousands)                            $  508       $ 5
--------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                   0.00%    (0.45)%
Expenses                                                       1.49%     1.61%
--------------------------------------------------------------------------------
Portfolio turnover rate                                         150%      336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                           22 | OPPENHEIMER VALUE FUND

Class Y     Year Ended October 31,           2002      2001      2000
1999      1998
===========================================================================================
Per Share Operating Data

Net asset value, beginning of period      $ 16.20   $ 17.07   $ 20.72   $
20.97   $ 23.34
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                  .06 1     .10 1     .17 1
..22       .22
Net realized and unrealized gain (loss)     (1.21) 1   (.97) 1   (.63) 1
..64       .34

-------------------------------------------------
Total from investment operations            (1.15)     (.87)     (.46)
..86       .56
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income         (.09)       --      (.21)
(.25)     (.17)
Distributions from net realized gain           --        --     (2.98)
(.86)    (2.76)

-------------------------------------------------
Total dividends and/or distributions
to shareholders                              (.09)       --     (3.19)
(1.11)    (2.93)
-------------------------------------------------------------------------------------------
Net asset value, end of period             $14.96    $16.20    $17.07
$20.72    $20.97

=================================================

===========================================================================================
Total Return, at Net Asset Value 2          (7.18)%   (5.10)%   (2.42)%
3.81%     2.63%

===========================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)   $1,074      $638   $     1
$76,571  $136,729
-------------------------------------------------------------------------------------------
Average net assets (in thousands)          $  955      $155   $48,714
$95,765  $118,010
-------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        0.33%     0.62%     1.06%
0.90%     1.19%
Expenses                                     3.77%     1.20%     0.97%
0.76%     0.62% 4
Expenses, net of voluntary waiver
of transfer agent fees and/or
reduction to custodian expenses              1.23%     0.83%     0.97%
0.76%     0.62%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                       150%      336%       86%
135%      106%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                           23 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc.
(the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.

                           24 | OPPENHEIMER VALUE FUND

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended
October 31, 2002, the Fund's projected benefit obligations were increased by
$5,725 and payments of $3,821 were made to retired directors, resulting in an accumulated liability of $46,599 as of October 31, 2002.
   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund.
Under the plan, the compensation deferred is invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.

   During the fiscal year ended October 31, 2002, the Fund did not utilize any capital loss carryforward.

                           25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
As of October 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2008       $ 9,239,162
                              2009         5,386,519
                              2010        27,168,039
                                         -----------
                              Total      $41,793,720
                                         ===========

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the year ended October 31, 2002 and year ended October 31, 2001 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2002  October 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $139,084        $1,953,426
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                             --------------------------
                 Total                       $139,084        $1,953,426
                                             ==========================

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income $    177,268
                 Accumulated net realized loss        (44,667,813)
                 Net unrealized appreciation            3,453,968
                                                     ------------
                 Total                               $(41,036,577)
                                                     ============

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                           26 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 600 million shares of $0.001 par value capital stock.
Transactions in shares of capital stock were as follows:

                         Year Ended October 31, 2002   Year Ended October 31,
2001 1
                                Shares        Amount         Shares
Amount
-----------------------------------------------------------------------------------
Class A

Sold                         1,908,060  $ 31,560,410      2,495,305
$43,546,414
Dividends and/or
distributions reinvested         7,395       129,115        110,601
1,770,750
Redeemed                    (2,777,138)  (45,899,702)    (2,809,551)
(48,584,937)

-------------------------------------------------------
Net decrease                  (861,683) $(14,210,177)      (203,645)
$(3,267,773)

=======================================================

-----------------------------------------------------------------------------------
Class B
Sold                           849,996  $ 13,980,805      1,321,460
$23,155,557
Dividends and/or
distributions reinvested            --            --          5,009
80,552
Redeemed                    (1,241,241)  (20,131,407)    (1,487,290)
(25,475,596)

-------------------------------------------------------
Net decrease                  (391,245) $ (6,150,602)      (160,821)
$(2,239,487)

=======================================================

-----------------------------------------------------------------------------------
Class C
Sold                           508,463  $  8,150,546        535,330    $
9,404,405
Dividends and/or
distributions reinvested            --            --          1,085
17,218
Redeemed                      (245,484)   (3,850,883)      (454,363)
(7,633,807)

-------------------------------------------------------
Net increase                   262,979  $  4,299,663         82,052    $
1,787,816

=======================================================

-----------------------------------------------------------------------------------
Class N
Sold                            91,314  $  1,447,129            763    $
13,364
Dividends and/or
distributions reinvested             2            40             --
--
Redeemed                       (10,222)     (160,590)            --
(4)

-------------------------------------------------------
Net increase                    81,094  $  1,286,579            763    $
13,360

=======================================================

-----------------------------------------------------------------------------------
Class Y
Sold                            46,172  $    771,487         42,200    $
765,652
Dividends and/or
distributions reinvested           201         3,570             --
--
Redeemed                       (13,958)     (211,425)        (2,892)
(49,525)

-------------------------------------------------------
Net increase                    32,415  $    563,632         39,308    $
716,127

=======================================================

1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for
Class N shares.

                           27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2002, were
$334,479,987 and $333,369,595, respectively.

As of October 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $202,691,968 was composed of:

                     Gross unrealized appreciation $ 16,413,941
                     Gross unrealized depreciation  (15,834,106)
                                                   ------------
                     Net unrealized appreciation   $    579,835
                                                   ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625%
of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $19.75 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. Beginning November 1, 2002, transfer agent fees for Class Y shares are limited to 0.35% of the Fund's average daily net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

                           28 | OPPENHEIMER VALUE FUND

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate         Class A    Concessions    Concessions
Concessions     Concessions
                  Front-End       Front-End     on Class A     on Class B
on Class C      on Class N
              Sales Charges   Sales Charges         Shares
Shares         Shares          Shares
                 on Class A     Retained by    Advanced by    Advanced by
Advanced by     Advanced by
 Year Ended          Shares     Distributor  Distributor 1  Distributor 1
Distributor 1   Distributor 1
---------------------------------------------------------------------------------------------------------

 October 31, 2002  $328,773        $140,953        $24,890
$321,368        $55,902         $13,817

1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A       Class B        Class C        Class N
                        Contingent    Contingent     Contingent     Contingent
                          Deferred      Deferred       Deferred       Deferred
                     Sales Charges Sales Charges  Sales Charges  Sales Charges
                       Retained by   Retained by    Retained by    Retained by
 Year Ended            Distributor   Distributor    Distributor    Distributor
------------------------------------------------------------------------------
 October 31, 2002           $5,940      $147,720         $2,050           $782

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended October 31, 2002, payments under the Class A Plan totaled $405,280, all of which were paid by the Distributor to recipients, and included $119,416 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2002, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                     Total Payments Amount Retained     Expenses  of Net Assets
                         Under Plan  by Distributor   Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan              $562,278        $439,448   $2,197,410           4.64%
 Class C Plan               129,685          34,048      374,036           2.78
 Class N Plan                 2,521           2,218       20,528           1.71

                           29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the
Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities.
Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2002 was as follows:

                                                       Call Options
                                           ------------------------
                                           Number of      Amount of
                                           Contracts       Premiums
-------------------------------------------------------------------
 Options outstanding as of October 31, 2001    2,600    $   267,991
 Options written                               9,176      1,216,250
 Options closed or expired                   (11,312)    (1,373,347)
 Options exercised                              (450)      (110,152)
                                           ------------------------
 Options outstanding as of October 31, 2002       14    $       742
                                           ========================

================================================================================
6. Bank Borrowings
Effective November 13, 2001 the Fund no longer participated in an agreement with other Oppenheimer funds in an unsecured line of credit with a bank. The Fund may borrow from a bank for temporary or emergency purposes, provided asset coverage for borrowings exceeds 300%.
   The Fund had no borrowings outstanding during the year ended October 31,
2002.

Semi-Annual Report dated April 30, 2003
STATEMENT OF INVESTMENTS  April 30, 2003 /
Unaudited

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Common Stocks--92.8%
--------------------------------------------------------
 Consumer Discretionary--19.3%
--------------------------------------------------------
 Hotels, Restaurants & Leisure--1.0%
 McDonald's Corp.               138,000    $  2,359,800
--------------------------------------------------------
 Leisure Equipment & Products--0.5%
 Mattel, Inc.                    49,100       1,067,434
--------------------------------------------------------
 Media--13.0%
 EchoStar Communications
 Corp., Cl. A 1                 302,600       9,065,896
--------------------------------------------------------
 General Motors
 Corp., Cl. H 1                 731,500       8,631,700
--------------------------------------------------------
 Liberty Media
 Corp., Cl. A 1               1,105,600      12,161,600
                                           -------------
                                             29,859,196

--------------------------------------------------------
 Specialty Retail--1.0%
 OfficeMax, Inc. 1              420,700       2,376,955
--------------------------------------------------------
 Textiles & Apparel--3.8%
 Nike, Inc., Cl. B              160,600       8,596,918
--------------------------------------------------------
 Consumer Staples--0.8%
--------------------------------------------------------
 Tobacco--0.8%
 Altria Group, Inc.              61,500       1,891,740
--------------------------------------------------------
 Energy--6.6%
--------------------------------------------------------
 Energy Equipment & Services--1.1%
 Noble Corp. 1                      700          21,665
--------------------------------------------------------
 Schlumberger Ltd.               59,000       2,473,870
                                           -------------
                                              2,495,535

--------------------------------------------------------
 Oil & Gas--5.5%
 BP plc, ADR                    325,000      12,525,500
--------------------------------------------------------
 Financials--26.4%
--------------------------------------------------------
 Banks--8.7%
 Bank of New York
 Co., Inc. (The)                201,200       5,321,740
--------------------------------------------------------
 Wachovia Corp.                 191,400       7,313,394
--------------------------------------------------------
 Wells Fargo Co.                150,000       7,239,000
                                           -------------
                                             19,874,134

--------------------------------------------------------
 Diversified Financials--8.1%
 Citigroup, Inc.                186,866       7,334,490
--------------------------------------------------------
 Franklin Resources,
 Inc.                           163,200       5,692,416
--------------------------------------------------------
 Freddie Mac                     57,600       3,335,040
--------------------------------------------------------
 Merrill Lynch &
 Co., Inc.                       55,000       2,257,750
                                           -------------
                                             18,619,696

                                         Market Value
                                Shares     See Note 1
--------------------------------------------------------
 Insurance--9.6%

 American International
 Group, Inc.                     41,700    $  2,416,515
--------------------------------------------------------
 Chubb Corp.                    132,000       6,981,480
--------------------------------------------------------
 Prudential Financial,
 Inc.                           232,700       7,439,419
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. A                            3,368          54,663
--------------------------------------------------------
 Travelers Property
 Casualty Corp.,
 Cl. B                          309,320       5,026,450
                                           -------------
                                             21,918,527

--------------------------------------------------------
 Health Care--5.3%
--------------------------------------------------------
 Health Care Providers & Services--4.4%
 Aetna, Inc.                    185,300       9,227,940
--------------------------------------------------------
 Service Corp.
 International 1                231,500         782,470
                                           -------------
                                             10,010,410

--------------------------------------------------------
 Pharmaceuticals--0.9%
 Pfizer, Inc.                    69,160       2,126,670
--------------------------------------------------------
 Industrials--18.5%
--------------------------------------------------------
 Aerospace & Defense--9.7%
 Boeing Co.                     222,500       6,069,800
--------------------------------------------------------
 Lockheed Martin
 Corp.                          160,100       8,013,005
--------------------------------------------------------
 Northrop Grumman Corp.          93,300       8,205,735
                                           -------------
                                             22,288,540

--------------------------------------------------------
 Commercial Services & Supplies--4.4%
 Cendant Corp. 1                698,600       9,976,008
--------------------------------------------------------
 Industrial Conglomerates--0.5%
 Tyco International
 Ltd.                            73,600       1,148,160
--------------------------------------------------------
 Road & Rail--3.9%
 CNF Transportation,
 Inc.                           295,800       8,974,572
--------------------------------------------------------
 Information Technology--6.5%
--------------------------------------------------------
 Computers & Peripherals--1.7%
 Hewlett-Packard
 Co.                            232,000       3,781,600
--------------------------------------------------------
 Electronic Equipment & Instruments--4.8%
 Flextronics International
 Ltd. 1                         814,500       7,126,875

7  |  OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                           Market Value
                                 Shares      See Note 1
--------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Thermo Electron
 Corp. 1                        217,000    $  3,942,890
                                           -------------
                                             11,069,765

--------------------------------------------------------
 Materials--3.6%
--------------------------------------------------------
 Chemicals--0.5%
 FMC Corp. 1                     53,700         973,044
--------------------------------------------------------
 Monsanto Co.                    13,357         232,412
                                           -------------
                                              1,205,456

--------------------------------------------------------
 Metals & Mining--0.5%
 Alcoa, Inc.                     43,400         995,162
--------------------------------------------------------
 Paper & Forest Products--2.6%
 Sappi Ltd.,
 Sponsored ADR                  482,700       5,961,345
--------------------------------------------------------
 Telecommunication Services--3.0%
--------------------------------------------------------
 Diversified Telecommunication Services--2.0%
 Verizon Communi-
 cations, Inc.                  125,500       4,691,190
--------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 Vodafone Group plc,
 Sponsored ADR                  115,400       2,280,304
--------------------------------------------------------
 Utilities--2.8%
--------------------------------------------------------
 Electric Utilities--2.3%
 Dominion Resources,
 Inc.                            76,300       4,515,434
--------------------------------------------------------
 Pepco Holdings,
 Inc.                            42,800         735,304
                                           -------------
                                              5,250,738

--------------------------------------------------------
 Multi-Utilities--0.5%
 Equitable Resources,
 Inc.                            30,000       1,152,600
                                           -------------
 Total Common Stocks
 (Cost $196,791,197)                        212,497,955

                              Principal    Market Value
                                 Amount      See Note 1
--------------------------------------------------------
 Short-Term Notes--2.3%

 Federal Home
 Loan Bank,
 1.20%, 5/1/03
 (Cost $5,200,000)         $  5,200,000  $    5,200,000

--------------------------------------------------------
 Joint Repurchase Agreements--4.4%

 Undivided interest of 14.44% in
 joint repurchase agreement (Market
 Value $70,406,000) with Zions Bank/
 Capital Markets Group, 1.26%, dated
 4/30/03, to be repurchased at
 $10,168,356 on 5/1/03, collateralized
 by U.S. Treasury Nts., 4.625%, 5/15/06,
 with a value of $21,007,167 and
 U.S. Treasury Bonds, 2%, 11/30/04,
 with a value of $50,899,000
 (Cost $10,168,000)          10,168,000      10,168,000

--------------------------------------------------------
 Total Investments,
 at Value
 (Cost $212,159,197)               99.5%    227,865,955
--------------------------------------------------------
 Other Assets
 Net of Liabilities                 0.5       1,139,429
                                 -----------------------
 Net Assets                       100.0%   $229,005,384
                                 -----------------------

Footnotes to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $212,159,197)--
 see accompanying statement
$227,865,955
--------------------------------------------------------------------------------
 Cash
60,516
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
2,639,762
 Shares of capital stock sold
517,752
 Interest and dividends
156,557
 Other
3,734

--------------
 Total assets
231,244,276

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased
1,843,135
 Shares of capital stock redeemed
159,093
 Shareholder reports
86,647
 Transfer and shareholder servicing agent fees
54,425
 Directors' compensation
46,414
 Distribution and service plan fees
44,141
 Other
5,037

--------------
 Total liabilities
2,238,892

--------------------------------------------------------------------------------
 Net Assets
$229,005,384

==============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                             $
14,801
--------------------------------------------------------------------------------
 Additional paid-in capital
259,864,918
--------------------------------------------------------------------------------
 Undistributed net investment income
101,574
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(46,682,667)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments
15,706,758

--------------
 Net Assets
$229,005,384

==============

9  |  OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $156,517,797 and
 10,069,262 shares of capital stock
 outstanding)
$15.54
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of
 offering price)
$16.49
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $48,300,277
 and 3,143,074 shares of capital stock
 outstanding)
$15.37
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $19,901,129
 and 1,312,913 shares of capital stock
 outstanding)
$15.16
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price
 per share (based on net assets of $2,804,673
 and 182,200 shares of capital stock
 outstanding)
$15.39
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net
 assets of $1,481,508 and 93,726 shares of
 capital stock outstanding)
$15.81

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003

--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $26,754)           $
1,762,460
--------------------------------------------------------------------------------
 Interest
79,927

-------------
 Total investment income
1,842,387

--------------------------------------------------------------------------------
 Expenses

 Management fees
673,610
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
181,108
 Class B
240,300
 Class C
81,524
 Class N
4,779
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
206,763
 Class B
106,605
 Class C
31,752
 Class N
4,097
 Class Y
7,339
--------------------------------------------------------------------------------
 Accounting service fees
7,500
--------------------------------------------------------------------------------
 Directors' compensation
6,722
--------------------------------------------------------------------------------
 Custodian fees and expenses
1,943
--------------------------------------------------------------------------------
 Other
71,499

-------------
 Total expenses
1,625,541
 Less reduction to custodian expenses
(237)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B
(27,783)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C
(3,601)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N
(746)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class Y
(9,125)

-------------
 Net expenses
1,584,049

--------------------------------------------------------------------------------
 Net Investment Income
258,338

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized loss on investments (including
 premiums on options exercised)
(2,014,854)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments
12,252,790

-------------
 Net realized and unrealized gain
10,237,936

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations
$10,496,274

=============

 See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months
Year
                                                            Ended
Ended
                                                   April 30, 2003   October
31,
                                                      (Unaudited)
2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                                $   258,338  $
361,047
--------------------------------------------------------------------------------
 Net realized loss                                     (2,014,854)
(27,141,607)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                 12,252,790
10,745,185

--------------------------
 Net increase (decrease) in net assets
 resulting from operations                             10,496,274
(16,035,375)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (328,372)
(135,466)
 Class B
--            --
 Class C
--            --
 Class N                                                   (4,026)
(43)
 Class Y                                                   (1,634)
(3,575)

--------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets
 resulting from capital stock
 transactions:
 Class A                                                7,745,871
(14,210,177)
 Class B                                               (1,207,877)
(6,150,602)
 Class C                                                5,830,961
4,299,663
 Class N                                                1,514,103
1,286,579
 Class Y                                                  332,469
563,632

--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                             24,377,769
(30,385,364)
--------------------------------------------------------------------------------
 Beginning of period                                  204,627,615
235,012,979

---------------------------
 End of period [including undistributed net
 investment income of $101,574 and $177,268,
 respectively]                                       $229,005,384
$204,627,615

===========================

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class A                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.78    $ 15.93   $
17.06   $ 20.69   $ 20.91   $ 23.31
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .03        .07
..03       .16       .17       .16
 Net realized and unrealized gain (loss)            .76      (1.21)
(.98)     (.65)      .64       .32

--------------------------------------------------------------
 Total from investment operations                   .79      (1.14)
(.95)     (.49)      .81       .48
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.03)      (.01)
(.18)     (.16)     (.17)     (.12)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.03)      (.01)
(.18)    (3.14)    (1.03)    (2.88)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.54     $14.78
$15.93    $17.06    $20.69    $20.91

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                5.38%     (7.15)%
(5.60)%   (2.60)%    3.60%     2.24%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $156,518   $141,563
$166,285  $181,566  $392,483  $456,264
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $149,374   $166,319
$181,631  $234,840  $448,884  $442,138
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.48%      0.38%
0.19%     0.66%     0.68%     0.84%
 Expenses                                          1.23%      1.22%
1.26%     1.17%     1.02%     0.98% 3
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class B                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.64    $ 15.89   $
16.99   $ 20.58   $ 20.83   $ 23.32
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.03)      (.10)
(.11)     (.05)     (.03)      .02
 Net realized and unrealized gain (loss)            .76      (1.15)
(.97)     (.56)      .66       .30

--------------------------------------------------------------
 Total from investment operations                   .73      (1.25)
(1.08)     (.61)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.02)       --      (.02)     (.05)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.02)    (2.98)     (.88)    (2.81)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.37     $14.64
$15.89    $16.99    $20.58    $20.83

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.87)%
(6.34)%   (3.28)%    2.79%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $48,300    $47,323
$57,584   $64,287  $102,736  $123,260
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $48,464    $56,200
$65,115   $79,239  $123,616  $110,240
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.31)%    (0.40)%
(0.57)%   (0.14)%   (0.08)%    0.08%
 Expenses, gross                                   2.15%      2.01%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.03% 4,5  2.01% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class C                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.44    $ 15.67   $
16.77   $ 20.35   $ 20.60   $ 23.07
-------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       .03       (.01)
(.08)     (.04)     (.02)      .01
 Net realized and unrealized gain (loss)            .69      (1.22)
(.99)     (.56)      .65       .31

--------------------------------------------------------------
 Total from investment operations                   .72      (1.23)
(1.07)     (.60)      .63       .32
-------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --         --
(.03)       --      (.02)     (.03)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

--------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --         --
(.03)    (2.98)     (.88)    (2.79)
-------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.16     $14.44
$15.67    $16.77    $20.35    $20.60

==============================================================

-------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                4.99%     (7.85)%
(6.38)%   (3.27)%    2.82%     1.47%

-------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $19,901    $13,466
$10,494   $ 9,849   $14,582   $18,204
-------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $16,474    $12,977
$11,088   $11,975   $17,746   $15,355
-------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                     (0.37)%    (0.41)%
(0.56)%   (0.14)%   (0.07)%    0.06%
 Expenses, gross                                   2.10%      2.00%
2.01%     1.93%     1.77%     1.73% 3
 Expenses, net                                     2.06% 4,5  2.00% 4,6
2.01% 4   1.93% 4   1.77% 4   1.73%
-------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the
last business day of the fiscal period. Sales charges are not reflected in the
total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

                                               Six Months
Year
                                                   Ended
Ended
                                           April 30, 2003            Oct.
31,
Class N                                       (Unaudited)     2002    2001 1
--------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $ 14.68   $ 15.90   $
18.08
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         .03       .05
(.02)
 Net realized and unrealized gain (loss)              .73     (1.22)
(2.16)

----------------------------------
 Total from investment operations                     .76     (1.17)
(2.18)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.05)     (.05)
--
 Distributions from net realized gain                  --        --
--

----------------------------------
 Total dividends and/or distributions
 to shareholders                                     (.05)     (.05)
--
--------------------------------------------------------------------------------
 Net asset value, end of period                    $15.39    $14.68
$15.90

==================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  5.16%    (7.41)%
(12.06)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $2,805    $1,201
$12
--------------------------------------------------------------------------------
 Average net assets (in thousands)                 $1,936    $  508       $
5
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        0.04%     0.00%
(0.45)%
 Expenses, gross                                     1.64%     1.49%
1.61%
 Expenses, net                                       1.56% 4,5 1.49% 4,6
1.61% 4
--------------------------------------------------------------------------------
 Portfolio turnover rate                               67%      150%
336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER VALUE FUND

                                             Six
Months                                               Year

Ended                                              Ended
                                         April 30,
2003                                           Oct. 31,
Class Y                                     (Unaudited)       2002
2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period           $ 14.96    $ 16.20   $
17.07   $ 20.72   $ 20.97   $ 23.34
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.91)       .06
1.10 1     .17 1     .22       .22
 Net realized and unrealized gain (loss)           1.78      (1.21) 1
(.97) 1   (.63) 1    .64       .34

---------------------------------------------------------------
 Total from investment operations                   .87      (1.15)
(.87)     (.46)      .86       .56
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.02)      (.09)
--      (.21)     (.25)     (.17)
 Distributions from net realized gain                --         --
--     (2.98)     (.86)    (2.76)

---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.02)      (.09)
--     (3.19)    (1.11)    (2.93)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.81     $14.96
$16.20    $17.07    $20.72    $20.97

===============================================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                5.84%     (7.18)%
(5.10)%   (2.42)%    3.81%     2.63%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $1,482     $1,074
$638   $     1   $76,571  $136,729
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $1,226     $  955
$155   $48,714   $95,765  $118,010
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                             1.27%      0.33%
0.62%     1.06%     0.90%     1.19%
 Expenses, gross                                   1.92%      3.77%
1.20%     0.97%     0.76%     0.62% 4
 Expenses, net                                     0.42% 5,6  1.23% 5,6
0.83% 5,6 0.97% 5   0.76% 5   0.62%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             67%       150%
336%       86%      135%      106%

1. Per share amounts calculated based on the average shares outstanding during
the period.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not
reflected in the total returns. Total returns are not annualized for periods of
less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

17 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund,
Inc.
 (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment
 objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the
 Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value
 plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred
 sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without
 either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class
Y
 shares. Class B shares will automatically convert to Class A shares six years
 after the date of purchase.
    The following is a summary of significant accounting policies consistently
followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock
Exchanges
 or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio
 pricing service authorized by the Board of Directors, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures
 under the supervision of the Board of Directors. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates on investments is
 separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
 and losses in the Fund's Statement of Operations.

18  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank
 until the agreements mature. Each agreement requires that the market value of
 the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily
 to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes
 an estimated unused capital loss carryforward of $43,808,574. This estimated
 capital loss carryforward represents the carryforward as of the end of the last
 fiscal year, increased for losses deferred under tax accounting rules for the
 current fiscal year and is increased or decreased by capital losses or gains
 realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did
 not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2008       $ 9,239,162
                              2009         5,386,519
                              2010        27,168,039
                                         -----------
                              Total      $41,793,720
                                         ===========

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for
 the Fund's independent directors. Benefits are based on years of service
and
 fees paid to each director during the years of service. During the six months
 ended April 30, 2003, the Fund's projected benefit obligations were increased
 by $2,745 and payments of $3,614 were made to retired directors, resulting in
 an accumulated liability of $45,730 as of April 30, 2003.

19  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all
 or a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the
 fund(s) selected by the director. Deferral of directors' fees under the plan
 will not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations,
 are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net
investment
 income (loss) and net realized gain (loss) may differ for financial statement
 and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net
 investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed
 may differ from the fiscal year in which the income or net realized gain was
 recorded by the Fund.

 The tax character of distributions paid during the six months ended April
30,
 2003 and the year ended October 31, 2002 was as follows:

                                       Six Months Ended        Year Ended
                                         April 30, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $334,032           $ 139,084
                 Long-term capital gain            --                  --
                 Return of capital                 --                  --
                                             ----------------------------
                 Total                       $334,032            $139,084
                                             ============================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting
 principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts
 of assets and liabilities and disclosure of contingent assets and liabilities
 at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those
 estimates.

20  |  OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 600 million shares of $0.001 par value capital stock of
 each class. Transactions in shares of capital stock were as follows:

                          Six Months Ended April 30, 2003   Year Ended
October 31, 2002
                                Shares        Amount
Shares         Amount
----------------------------------------------------------------------------------------

 Class A
 Sold                        1,927,502    $ 29,318,107       1,908,060    $
31,560,410
 Dividends and/or
 distributions reinvested       20,386         312,728
7,395         129,115
 Redeemed                   (1,454,880)    (21,884,964)     (2,777,138)
(45,899,702)

-----------------------------------------------------------
 Net increase (decrease)       493,008    $  7,745,871        (861,683)
$(14,210,177)

===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                          644,593    $  9,687,942         849,996    $
13,980,805
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (733,954)    (10,895,819)     (1,241,241)
(20,131,407)

-----------------------------------------------------------
 Net decrease                  (89,361)   $ (1,207,877)       (391,245)   $
(6,150,602)

===========================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                        1,246,278    $ 18,506,805         508,463
$  8,150,546
 Dividends and/or
 distributions reinvested           --              --
--              --
 Redeemed                     (865,838)    (12,675,844)       (245,484)
(3,850,883)

-----------------------------------------------------------
 Net increase                  380,440    $  5,830,961         262,979
$  4,299,663

===========================================================

---------------------------------------------------------------------------------------
 Class N
 Sold                          146,555    $  2,183,264          91,314
$  1,447,129
 Dividends and/or
 distributions reinvested          264           4,022
2              40
 Redeemed                      (46,476)       (673,183)
(10,222)       (160,590)

-----------------------------------------------------------
 Net increase                  100,343    $  1,514,103          81,094
$  1,286,579

===========================================================

---------------------------------------------------------------------------------------
 Class Y
 Sold                           28,791    $    435,926          46,172
$    771,487
 Dividends and/or
 distributions reinvested          105           1,632
201           3,570
 Redeemed                       (6,951)       (105,089)
(13,958)       (211,425)

-----------------------------------------------------------
 Net increase                   21,945    $    332,469          32,415
$    563,632

===========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other
 than short-term obligations, for the six months ended April 30, 2003, were
 $148,714,617 and $136,189,196, respectively.

21  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with
 the investment advisory agreement with the Fund which provides for a fee of
 0.625% of the first $300 million of average annual net assets of the Fund,
 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an
 annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the
Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per
 account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  Aggregate       Class A   Concessions  Concessions
Concessions    Concessions
                  Front-End     Front-End    on Class A   on Class B
on Class C     on Class N
              Sales Charges Sales Charges        Shares
Shares           Shares         Shares
 Six Months      on Class A   Retained by   Advanced by  Advanced by
Advanced by    Advanced by
 Ended               Shares   Distributor Distributor 1  Distributor 1
Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------

 April 30, 2003    $205,574      $85,223        $12,365
$171,522        $52,712        $13,850

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its
 own resources at the time of sale.

                            Class A       Class B        Class C
Class N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by
Retained by
 Six Months Ended       Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $2,163      $104,265         $2,025
$2,943

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended April 30, 2003, payments
 under the Class A Plan totaled $181,108, all of

22  |  OPPENHEIMER VALUE FUND

 which were paid by the Distributor to recipients, and included $60,917 paid to
 an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs
 with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended April
30,
 2003, were as follows:

                                                               Distributor's
                                                Distributor's      Aggregate
                                                    Aggregate   Unreimbursed
                                                 Unreimbursed  Expenses as %
               Total Payments  Amount Retained       Expenses  of Net Assets
                   Under Plan   by Distributor     Under Plan       of Class
-----------------------------------------------------------------------------
 Class B Plan        $240,300         $183,422     $2,253,100
4.66%
 Class C Plan          81,524           32,271        445,523           2.24
 Class N Plan           4,779            4,326         42,030           1.50

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call
 options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to
 hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised,
 the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration
 date, exercise price, premium received and market value are detailed in a note
 to the Statement of Investments. Options written are reported as a liability in
 the Statement of Assets and Liabilities. Realized gains and losses are reported
 in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss
 if the market price of the security decreases

23  |  OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Option Activity Continued
 and the option is exercised. The risk in buying an option is that the Fund pays
 a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
 Options outstanding as of
 October 31, 2002                                    14     $     742
 Options written                                  1,511        72,602
 Options exercised                               (1,525)      (73,344)
                                                -----------------------
 Options outstanding as of
 April 30, 2003                                      --     $      --
                                                =======================

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12,
2002, the
 Fund entered into an "interfund borrowing and lending arrangement" with other
 funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity
 purposes. The arrangement was initiated pursuant to exemptive relief granted by
 the Securities and Exchange Commission to allow these affiliated funds to lend
 money to, and borrow money from, each other, in an attempt to reduce borrowing
 costs below those of bank loan facilities. Under the arrangement the Fund may
 lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are
 subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends
 money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

                            A-5
                         Appendix A

                    RATINGS DEFINITIONS
                    -------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those
ratings represent the opinion of the agency as to the
credit quality of issues that they rate. The summaries
below are based upon publicly-available information
provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an
exceptionally stable margin and principal is secure.  While
the various protective elements are likely to change, the
changes that can be expected are most unlikely to impair
the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by
all standards. Together with the "Aaa" group, they comprise
what are generally known as high-grade bonds.  They are
rated lower than the best bonds because margins of
protection may not be as large as with "Aaa" securities or
fluctuation of protective elements may be of greater
amplitude or there may be other elements present which make
the long-term risk appear somewhat larger than that of
"Aaa" securities.

A: Bonds rated "A" possess many favorable investment
attributes and are to be considered as upper-medium grade
obligations.  Factors giving security to principal and
interest are considered adequate but elements may be
present which suggest a susceptibility to impairment some
time in the future.

Baa: Bonds rated "Baa" are considered medium-grade
obligations; that is, they are neither highly protected nor
poorly secured.  Interest payments and principal security
appear adequate for the present but certain protective
elements may be lacking or may be characteristically
unreliable over any great length of time. Such bonds lack
outstanding investment characteristics and have speculative
characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative
elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may
be very moderate and thereby not well safeguarded during
both good and bad times over the future.  Uncertainty of
position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the
desirable investment. Assurance of interest and principal
payments or of maintenance of other terms of the contract
over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues
may be in default or there may be present elements of
danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are
speculative in a high degree. Such issues are often in
default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and
can be regarded as having extremely poor prospects of ever
attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each
generic rating classification from "Aa" through "Caa." The
modifier "1" indicates that the obligation ranks in the
higher end of its generic rating category; the modifier "2"
indicates a mid-range ranking; and the modifier "3"
indicates a ranking in the

lower end of that generic rating category. Advanced
refunded issues that are secured by certain assets are
identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor
senior debt obligations having an original maturity not
exceeding one year:

Prime-1: Issuer has a superior ability for repayment of
senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of
senior short-term debt obligations. Earnings trends and
coverage ratios, while sound, may be more subject to
variation. Capitalization characteristics, while
appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of
senior short-term obligations. The effect of industry
characteristics and market compositions may be more
pronounced. Variability in earnings and profitability may
result in changes in the level of debt protection
measurements and may require relatively high financial
leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating
category.

Standard & Poor's Rating Services
------------------------------------------------------------

Long-Term Issue Credit Ratings

AAA: Bonds rated "AAA" have the highest  rating  assigned by
Standard  &  Poor's.  The  obligor's  capacity  to meet  its financial commitment on the obligation is extremely strong.

AA:   Bonds  rated  "AA"  differ  from  the  highest   rated
obligations only in small degree.  The obligor's capacity to meet its  financial  commitment  on the  obligation  is very strong.

A: Bonds  rated "A" are  somewhat  more  susceptible  to the adverse  effects of changes in  circumstances  and  economic conditions  than  obligations  in  higher-rated  categories.
However,  the  obligor's  capacity  to  meet  its  financial commitment on the obligation is still strong.

BBB:   Bonds  rated  "BBB"   exhibit   adequate   protection
parameters.   However,   adverse   economic   conditions  or
changing   circumstances  are  more  likely  to  lead  to  a
weakened  capacity  of the  obligor  to meet  its  financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B",  "CCC",  "CC" and "C" are regarded as
having   significant   speculative   characteristics.   "BB"
indicates  the  least  degree  of  speculation,  and "C" the highest.  While  such  obligations  will  likely  have  some
quality  and  protective   characteristics,   these  may  be
outweighed  by large  uncertainties  or major  exposures  to adverse conditions.

BB:  Bonds  rated  "BB" are less  vulnerable  to  nonpayment than other  speculative  issues.  However,  these face major ongoing  uncertainties  or  exposure  to  adverse  business, financial,  or economic  conditions  which could lead to the
obligor's   inadequate   capacity  to  meet  its   financial
commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to  nonpayment  than obligations  rated "BB",  but the obligor  currently has the
capacity   to  meet   its   financial   commitment   on  the
obligation. Adverse business, financial,

or  economic  conditions  will likely  impair the  obligor's capacity or willingness to meet its financial  commitment on the obligation.

CCC:   Bonds  rated  "CCC"  are   currently   vulnerable  to
nonpayment,  and  are  dependent  upon  favorable  business, financial,  and economic  conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse  business,  financial  or economic  conditions,  the obligor  is not  likely  to have  the  capacity  to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are  currently  highly  vulnerable  to nonpayment.

C: A subordinated  debt or preferred stock  obligation rated
"C" is currently  highly  vulnerable to nonpayment.  The "C"
rating may be used to cover a situation  where a  bankruptcy petition  has been filed or similar  action has been  taken, but payments on this obligation are being  continued.  A "C"
also will be assigned to a preferred  stock issue in arrears
on  dividends  or  sinking  fund   payments,   but  that  is
currently paying.

D:  Bonds  rated  "D"  are  in  default.   Payments  on  the
obligation  are not  being  made on the date due even if the applicable  grace  period has not expired,  unless  Standard and Poor's  believes  that such payments will be made during such grace  period.  The "D"  rating  will also be used upon the  filing  of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the
addition of a plus (+) or minus (-) sign to show relative
standing within the major rating categories. The "r" symbol
is attached to the ratings of instruments with significant
noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The
obligor's capacity to meet its financial commitment on the
obligation is strong. Within this category, a plus (+) sign
designation indicates the obligor's capacity to meet its
financial obligation is extremely strong.

A-2:  Obligation is somewhat more susceptible to the
adverse effects of changes in circumstances and economic
conditions than obligations in higher rating categories.
However, the obligor's capacity to meet its financial
commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters.
However, adverse economic conditions or changing
circumstances are more likely to lead to a weakened
capacity of the obligor to meet its financial commitment on
the obligation.

B: Obligation is regarded as having significant speculative
characteristics. The obligor currently has the capacity to
meet its financial commitment on the obligation. However,
it faces major ongoing uncertainties which could lead to
the obligor's inadequate capacity to meet its financial
commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is
dependent upon favorable business, financial, and economic
conditions for the obligor to meet its financial commitment
on the obligation.

D: Obligation is in payment default. Payments on the
obligation have not been made on the due date even if the
applicable grace period has not expired, unless Standard
and Poor's believes that such payments will be made during
such grace period. The "D" rating will also be used upon
the filing of a bankruptcy petition or the taking of a
similar action if payments on an obligation are jeopardized.

Fitch, Inc.
------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the
lowest expectation of credit risk. They are assigned only
in the case of exceptionally strong capacity for timely
payment of financial commitments. This capacity is highly
unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very
low expectation of credit risk. They indicate a very strong
capacity for timely payment of financial commitments. This
capacity is not significantly vulnerable to foreseeable
events.

A: High Credit Quality. "A" ratings denote a low
expectation of credit risk. The capacity for timely payment
of financial commitments is considered strong. This
capacity may, nevertheless, be more vulnerable to changes
in circumstances or in economic conditions than is the case
for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there
is currently a low expectation of credit risk. The capacity
for timely payment of financial commitments is considered
adequate, but adverse changes in circumstances and in
economic conditions are more likely to impair this
capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a
possibility of credit risk developing, particularly as the
result of adverse economic change over time. However,
business or financial alternatives may be available to
allow financial commitments to be met. Securities rated in
this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that
significant credit risk is present, but a limited margin of
safety remains. Financial commitments are currently being
met. However, capacity for continued payment is contingent
upon a sustained, favorable business and economic
environment.

CCC, CC C: High Default Risk.  Default is a real
possibility. Capacity for meeting financial commitments is
solely reliant upon sustained, favorable business or
economic developments. A "CC" rating indicates that default
of some kind appears probable. "C" ratings signal imminent
default.

DDD, DD, and D: Default. The ratings of obligations in this
category are based on their prospects for achieving partial
or full recovery in a reorganization or liquidation of the
obligor. While expected recovery values are highly
speculative and cannot be estimated with any precision, the
following serve as general guidelines. "DDD" obligations
have the highest potential for recovery, around 90%-100% of
outstanding amounts and accrued interest. "DD" indicates
potential recoveries in the range of 50%-90%, and "D" the
lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or
all of their obligations. Entities rated "DDD" have the
highest prospect for resumption of performance or continued
operation with or without a formal reorganization process.
Entities rated "DD" and "D" are generally undergoing a
formal reorganization or liquidation process; those rated
"DD" are likely to satisfy a higher portion of their
outstanding
obligations, while entities rated "D" have a poor prospect
for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating
symbol to denote relative status within the major rating
categories.  Plus and minus signs are not added to the
"AAA" category or to categories below "CCC," nor to
short-term ratings other than "F1" (see below).
International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely
payment of financial commitments. May have an added "+" to
denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for
timely payment of financial commitments, but the margin of
safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of
financial commitments is adequate. However, near-term
adverse changes could result in a reduction to
non-investment grade.

B:    Speculative. Minimal capacity for timely payment of
financial commitments, plus vulnerability to near-term
adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely
reliant upon a sustained, favorable business and economic
environment.

D:     Default. Denotes actual or imminent payment default.
(i)

                            B-1
                         Appendix B
                  Industry Classification
                  -----------------------

Aerospace & Defense                Household Durables
Air Freight & Couriers             Household Products
Airlines                           Industrial Conglomerates
Auto Components                    Insurance
Automobiles                        Internet & Catalog Retail
Banks                              Internet Software & Services
Beverages                          Information Technology Consulting &
                                   Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                          Marine
Commercial Services & Supplies     Media
Communications Equipment           Metals & Mining
Computers & Peripherals            Multiline Retail
Construction & Engineering         Multi-Utilities
Construction Materials             Office Electronics
Containers & Packaging             Oil & Gas
Distributors                       Paper & Forest Products
Diversified Financials             Personal Products
Diversified Telecommunication      Pharmaceuticals
Services
Electric Utilities                 Real Estate
Electrical Equipment               Road & Rail
Electronic Equipment & Instruments Semiconductor Equipment & Products
Energy Equipment & Services        Software
Food & Drug Retailing              Specialty Retail
Food Products                      Textiles & Apparel
Gas Utilities                      Tobacco
Health Care Equipment & Supplies   Trading Companies & Distributors
Health Care Providers & Services   Transportation Infrastructure
Hotels Restaurants & Leisure       Water Utilities
                                   Wireless Telecommunication Services

                            C-11
                         Appendix C

OppenheimerFunds Special Sales Charge Arrangements and
-------------------------------------------------------
Waivers
-------

In certain cases, the initial sales charge that applies to
purchases of Class A shares4 of the Oppenheimer funds or
the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.5  That is
because of the economies of sales efforts realized by
OppenheimerFunds Distributor, Inc., (referred to in this
document as the "Distributor"), or by dealers or other
financial institutions that offer those shares to certain
classes of investors.

Not all waivers apply to all funds. For example, waivers
relating to Retirement Plans do not apply to Oppenheimer
municipal funds, because shares of those funds are not
available for purchase by or on behalf of retirement plans.
Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and
in the Prospectus and Statement of Additional Information
of the applicable Oppenheimer funds, the term "Retirement
Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k)
            of the Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans6
         4) Group Retirement Plans7
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"),
            including traditional IRAs, Roth IRAs,
            SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the
applicability of a special arrangement or waiver in a
particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this
document as the "Transfer Agent") of the particular
Oppenheimer fund. These waivers and special arrangements
may be amended or terminated at any time by a particular
fund, the Distributor, and/or OppenheimerFunds, Inc.
(referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be
requested by the shareholder and/or dealer in the
redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges
                         in Certain Cases
------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are
Not Subject to Initial Sales Charge but May Be Subject to
the Class A Contingent Deferred Sales Charge (unless a
waiver applies).

      There is no initial sales charge on purchases of
Class A shares of any of the Oppenheimer funds in the cases
listed below. However, these purchases may be subject to
the Class A contingent deferred sales charge if redeemed
within 18 months (24 months in the case of Oppenheimer
Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their
purchase, as described in the Prospectus (unless a waiver
described elsewhere in this Appendix applies to the
redemption). Additionally, on shares purchased under these
waivers that are subject to the Class A contingent deferred
sales charge, the Distributor will pay the applicable
concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."8 This waiver provision
applies to:
|_|   Purchases of Class A shares aggregating $1 million or
      more.
|_|   Purchases of Class A shares by a Retirement Plan that
      was permitted to purchase such shares at net asset
      value but subject to a contingent deferred sales
      charge prior to March 1, 2001. That included plans
      (other than IRA or 403(b)(7) Custodial Plans) that:
      1) bought shares costing $500,000 or more, 2) had at
      the time of purchase 100 or more eligible employees
      or total plan assets of $500,000 or more, or 3)
      certified to the Distributor that it projects to have
      annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover
      IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered
            investment adviser that has made special
            arrangements with the Distributor for those
            purchases, or
         2) by a direct rollover of a distribution from a
            qualified Retirement Plan if the administrator
            of that Plan has made special arrangements with
            the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that
      have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill
            Lynch Pierce Fenner & Smith, Inc. ("Merrill
            Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor
            signs the record-keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or
            more of its assets invested in (a) mutual
            funds, other than those advised or managed by
            Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a
            Service Agreement between Merrill Lynch and the
            mutual fund's principal underwriter or
            distributor, and  (b)  funds advised or managed
            by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is
            performed on a daily valuation basis by a
            record keeper whose services are provided under
            a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date
            the plan sponsor signs the record keeping
            service agreement with Merrill Lynch, the Plan
            must have $3 million or more of its assets
            (excluding assets invested in money market
            funds) invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is
            handled under a service agreement with Merrill
            Lynch and on the date the plan sponsor signs
            that agreement, the Plan has 500 or more
            eligible employees (as determined by the
            Merrill Lynch plan conversion manager).
II.

   Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges
for Certain Purchasers.

Class A shares purchased by the following investors are not
subject to any Class A sales charges (and no concessions
are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and
      employees (and their "immediate families") of the
      Fund, the Manager and its affiliates, and retirement
      plans established by them for their employees. The
      term "immediate family" refers to one's spouse,
      children, grandchildren, grandparents, parents,
      parents-in-law, brothers and sisters, sons- and
      daughters-in-law, a sibling's spouse, a spouse's
      siblings, aunts, uncles, nieces and nephews;
      relatives by virtue of a remarriage (step-children,
      step-parents, etc.) are included.
|_|   Registered management investment companies, or
      separate accounts of insurance companies having an
      agreement with the Manager or the Distributor for
      that purpose.
|_|   Dealers or brokers that have a sales agreement with
      the Distributor, if they purchase shares for their
      own accounts or for retirement plans for their
      employees.
|_|   Employees and registered representatives (and their
      spouses) of dealers or brokers described above or
      financial institutions that have entered into sales
      arrangements with such dealers or brokers (and which
      are identified as such to the Distributor) or with
      the Distributor. The purchaser must certify to the
      Distributor at the time of purchase that the purchase
      is for the purchaser's own account (or for the
      benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment
      advisors that have entered into an agreement with the
      Distributor providing specifically for the use of
      shares of the Fund in particular investment products
      made available to their clients. Those clients may be
      charged a transaction fee by their dealer, broker,
      bank or advisor for the purchase or sale of Fund
      shares.
|_|   Investment advisors and financial planners who have
      entered into an agreement for this purpose with the
      Distributor and who charge an advisory, consulting or
      other fee for their services and buy shares for their
      own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own
      accounts, if the purchases are made through a broker
      or agent or other financial intermediary that has
      made special arrangements with the Distributor for
      those purchases.
|_|   Clients of investment advisors or financial planners
      (that have entered into an agreement for this purpose
      with the Distributor) who buy shares for their own
      accounts may also purchase shares without sales
      charge but only if their accounts are linked to a
      master account of their investment advisor or
      financial planner on the books and records of the
      broker, agent or financial intermediary with which
      the Distributor has made such special arrangements .
      Each of these investors may be charged a fee by the
      broker, agent or financial intermediary for
      purchasing shares.
|_|   Directors, trustees, officers or full-time employees
      of OpCap Advisors or its affiliates, their relatives
      or any trust, pension, profit sharing or other
      benefit plan which beneficially owns shares for those
      persons.
|_|   Accounts for which Oppenheimer Capital (or its
      successor) is the investment advisor (the Distributor
      must be advised of this arrangement) and persons who
      are directors or trustees of the company or trust
      which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an
      appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment
      advisers that have entered into an agreement with the
      Distributor to sell shares to defined contribution
      employee retirement plans for which the dealer,
      broker or investment adviser provides administration
      services.
|-|

   Retirement Plans and deferred compensation plans and
      trusts used to fund those plans (including, for
      example, plans qualified or created under sections
      401(a), 401(k), 403(b) or 457 of the Internal Revenue
      Code), in each case if those purchases are made
      through a broker, agent or other financial
      intermediary that has made special arrangements with
      the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former
      Quest for Value Advisors) whose Class B or Class C
      shares of a Former Quest for Value Fund were
      exchanged for Class A shares of that Fund due to the
      termination of the Class B and Class C TRAC-2000
      program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the
      former Quest for Value Advisors to purchase shares of
      any of the Former Quest for Value Funds at net asset
      value, with such shares to be held through DCXchange,
      a sub-transfer agency mutual fund clearinghouse, if
      that arrangement was consummated and share purchases
      commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges
in Certain Transactions.

Class A shares issued or purchased in the following
transactions are not subject to sales charges (and no
concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as
      mergers, asset acquisitions and exchange offers, to
      which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or
      other distributions reinvested from the Fund or other
      Oppenheimer funds (other than Oppenheimer Cash
      Reserves) or unit investment trusts for which
      reinvestment arrangements have been made with the
      Distributor.
|_|   Shares purchased through a broker-dealer that has
      entered into a special agreement with the Distributor
      to allow the broker's customers to purchase and pay
      for shares of Oppenheimer funds using the proceeds of
      shares redeemed in the prior 30 days from a mutual
      fund (other than a fund managed by the Manager or any
      of its subsidiaries) on which an initial sales charge
      or contingent deferred sales charge was paid. This
      waiver also applies to shares purchased by exchange
      of shares of Oppenheimer Money Market Fund, Inc. that
      were purchased and paid for in this manner. This
      waiver must be requested when the purchase order is
      placed for shares of the Fund, and the Distributor
      may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing
      principal units of any Qualified Unit Investment
      Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan
      repayments by a participant in a Retirement Plan for
      which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge
for Certain Redemptions.

The Class A contingent deferred sales charge is also waived
if shares that would otherwise be subject to the contingent
deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are
      limited annually to no more than 12% of the account
      value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law
      or involuntary redemptions of small accounts (please
      refer to "Shareholder Account Rules and Policies," in
      the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred
      compensation plans or other employee benefit plans
      for any of the following purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake
            of fact.
         4) Hardship withdrawals, as defined in the plan.9
         5) Under a Qualified Domestic Relations Order, as
            defined in the Internal Revenue Code, or, in
            the case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.10
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service
            distributions," if the redemption proceeds are
            rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by
      broker-dealers that have entered into a special
      agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10
      million or more in plan assets and that have entered
      into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are
      part of a retirement plan product or platform offered
      by certain banks, broker-dealers, financial advisors,
      insurance companies or record keepers which have
      entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges
                        of Oppenheimer Funds
--------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales
charges will not be applied to shares purchased in certain
types of transactions or redeemed in certain circumstances
described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales
charges will be waived for redemptions of shares in the
following cases:
|_|   Shares redeemed involuntarily, as described in
      "Shareholder Account Rules and Policies," in the
      applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans
      following the death or disability of the last
      surviving shareholder. The death or disability must
      have occurred after the account was established, and
      for disability you must provide evidence of a
      determination of disability by the Social Security
      Administration.
|_|   The contingent deferred sales charges are generally
      not waived following the death or disability of a
      grantor or trustee for a trust account. The
      contingent deferred sales charges will only be waived
      in the limited case of the death of the trustee of a
      grantor trust or revocable living trust for which the
      trustee is also the sole beneficiary. The death or
      disability must have occurred after the account was
      established, and for disability you must provide
      evidence of a determination of disability by the
      Social Security Administration.
|_|   Distributions from accounts for which the
      broker-dealer of record has entered into a special
      agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement
      Plans whose records are maintained on a daily
      valuation basis by Merrill Lynch or an independent
      record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S.
      Government Trust from accounts of clients of
      financial institutions that have entered into a
      special arrangement with the Distributor for this
      purpose.
|_|   Redemptions requested in writing by a Retirement Plan
      sponsor of Class C shares of an Oppenheimer fund in
      amounts of $500,000 or more and made more than 12
      months after the
      Retirement Plan's first purchase of Class C shares,
      if the redemption proceeds are invested in Class N
      shares of one or more Oppenheimer funds.
|_|   Distributions11 from Retirement Plans or other
      employee benefit plans for any of the following
      purposes:
         1) Following the death or disability (as defined
            in the Internal Revenue Code) of the
            participant or beneficiary. The death or
            disability must occur after the participant's
            account was established in an Oppenheimer fund.
         2) To return excess contributions made to a
            participant's account.
         3) To return contributions made due to a mistake
            of fact.
         4) To make hardship withdrawals, as defined in the
            plan.12
         5) To make distributions required under a
            Qualified Domestic Relations Order or, in the
            case of an IRA, a divorce or separation
            agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements
            of the Internal Revenue Code.
         7) To make "substantially equal periodic payments"
            as described in Section 72(t) of the Internal
            Revenue Code.
         8) For loans to participants or beneficiaries.13
         9) On account of the participant's separation from
            service.14
         10)      Participant-directed redemptions to
            purchase shares of a mutual fund (other than a
            fund managed by the Manager or a subsidiary of
            the Manager) offered as an investment option in
            a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan
            termination or "in-service" distributions, if
            the redemption proceeds are rolled over
            directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's
            account under an Automatic Withdrawal Plan
            after the participant reaches age 59 1/2, as long
            as the aggregate value of the distributions
            does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an
            Automatic Withdrawal Plan for an account other
            than a Retirement Plan, if the aggregate value
            of the redeemed shares does not exceed 10% of
            the account's value, adjusted annually.
         14)      For distributions from 401(k) plans
            sponsored by broker-dealers that have entered
            into a special arrangement with the Distributor
            allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under
         an Automatic Withdrawal Plan from an account other
         than a Retirement Plan if the aggregate value of
         the redeemed shares does not exceed 10% of the
         account's value annually.

B. Waivers for Shares Sold or Issued in Certain
Transactions.

The contingent deferred sales charge is also waived on
Class B and Class C shares sold or issued in the following
cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment
      companies or separate accounts of insurance companies
      having an agreement with the Manager or the
      Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the
      Fund is a party.
|_|   Shares sold to present or former officers, directors,
      trustees or employees (and their "immediate families"
      as defined above in Section I.A.) of the Fund, the
      Manager and its affiliates and retirement plans
      established by them for their employees.
IV.   Special Sales Charge Arrangements for Shareholders of
        Certain Oppenheimer Funds Who Were Shareholders of
                   Former Quest for Value Funds
------------------------------------------------------------

The initial and contingent deferred sales charge rates and
waivers for Class A, Class B and Class C shares described
in the Prospectus or Statement of Additional Information of
the Oppenheimer funds are modified as described below for
certain persons who were shareholders of the former Quest
for Value Funds.  To be eligible, those persons must have
been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to
those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the
following funds when they merged (were reorganized) into
various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for
   Value New York Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest
   for Value National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value
   California Tax-Exempt Fund

      All of the funds listed above are referred to in this
Appendix as the "Former Quest for Value Funds."  The
waivers of initial and contingent deferred sales charges
described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange
         of shares of an Oppenheimer fund that was one of
         the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares
         of another Oppenheimer fund that were acquired
         pursuant to the merger of any of the Former Quest
         for Value Funds into that other Oppenheimer fund
         on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for
Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table
sets forth the initial sales charge rates for Class A
shares purchased by members of "Associations" formed for
any purpose other than the purchase of securities. The
rates in the table apply if that Association purchased
shares of any of the Former Quest for Value Funds or
received a proposal to purchase such shares from OCC
Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------
      For purchases by Associations having 50 or more
eligible employees or members, there is no initial sales
charge on purchases of Class A shares, but those shares are
subject to the Class A contingent deferred sales charge
described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the
lower of either the sales charge rate in the table based on
the number of members of an Association, or the sales
charge rate that applies under the Right of Accumulation
described in the applicable fund's Prospectus and Statement
of Additional Information. Individuals who qualify under
this arrangement for reduced sales charge rates as members
of Associations also may purchase shares for their
individual or custodial accounts at these reduced sales
charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain
Shareholders.  Class A shares purchased by the following
investors are not subject to any Class A initial or
contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family
            of Funds on February 28, 1991 and who acquired
            shares of any of the Former Quest for Value
            Funds by merger of a portfolio of the AMA
            Family of Funds.
o     Shareholders who acquired shares of any Former Quest
            for Value Fund by merger of any of the
            portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in
Certain Transactions.  The Class A contingent deferred
sales charge will not apply to redemptions of Class A
shares purchased by the following investors who were
shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer
that is or was not permitted to receive a sales load or
redemption fee imposed on a shareholder with whom that
dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations
adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales
Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to
March 6, 1995.  In the following cases, the contingent
deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund.
The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange
from an Oppenheimer fund that was a Former Quest for Value
Fund or into which such fund merged. Those shares must have
been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan
            holding only either Class B or Class C shares
            if the annual withdrawal does not exceed 10% of
            the initial value of the account value,
            adjusted annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum value
            of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or
After March 6, 1995 but Prior to November 24, 1995. In the
following cases, the contingent deferred sales charge will
be waived for redemptions of Class A, Class B or Class C
shares of an Oppenheimer fund. The shares must have been
acquired by the merger of a Former Quest for Value Fund
into the fund or by exchange from an Oppenheimer fund that
was a Former Quest For Value Fund or into which such Former
Quest for Value Fund merged. Those shares must have been
purchased on or after March 6, 1995, but prior to November
24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination
            of total disability by the U.S. Social Security
            Administration);
o     withdrawals under an automatic withdrawal plan (but
            only for Class B or Class C shares) where the
            annual withdrawals do not exceed 10% of the
            initial value of the account value; adjusted
            annually, and
o     liquidation of a shareholder's account if the
            aggregate net asset value of shares held in the
            account is less than the required minimum
            account value.

      A shareholder's account will be credited with the
amount of any contingent deferred sales charge paid on the
redemption of any Class A, Class B or Class C shares of the
Oppenheimer fund described in this section if the proceeds
are invested in the same Class of shares in that fund or
another Oppenheimer fund within 90 days after redemption.
V.    Special Sales Charge Arrangements for Shareholders of
      Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
---------------------------------------------------------

The initial and contingent deferred sale charge rates and
waivers for Class A and Class B shares described in the
respective Prospectus (or this Appendix) of the following
Oppenheimer funds (each is referred to as a "Fund" in this
section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders
who were shareholders of the following funds (referred to
as the "Former Connecticut Mutual Funds") on March 1, 1996,
when OppenheimerFunds, Inc. became the investment adviser
to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut
   Mutual Total Return Account
   Connecticut Mutual Government Securities Account   CMIA
   LifeSpan Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan
   Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified
   Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain
shareholders of a Fund and the other Former Connecticut
Mutual Funds are entitled to continue to make additional
purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A
contingent deferred sales charge that was in effect prior
to March 18, 1996 (the "prior Class A CDSC"). Under the
prior Class A CDSC, if any of those shares are redeemed
within one year of purchase, they will be assessed a 1%
contingent deferred sales charge on an amount equal to the
current market value or the original purchase price of the
shares sold, whichever is smaller (in such redemptions, any
shares not subject to the prior Class A CDSC will be
redeemed first).

      Those shareholders who are eligible for the prior
      Class A CDSC are:
         1) persons whose purchases of Class A shares of a
            Fund and other Former Connecticut Mutual Funds
            were $500,000 prior to March 18, 1996, as a
            result of direct purchases or purchases
            pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still
            hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a
            Statement of Intention entered into prior to
            March 18, 1996, with the former general
            distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or
            more over a 13-month period entitled those
            persons to purchase shares at net asset value
            without being subject to the Class A initial
            sales charge

      Any of the Class A shares of a Fund and the other
Former Connecticut Mutual Funds that were purchased at net
asset value prior to March 18, 1996, remain subject to the
prior Class A CDSC, or if any additional shares are
purchased by those shareholders at net asset value pursuant
to this arrangement they will be subject to the prior Class
A CDSC.

|X|

      Class A Sales Charge Waivers. Additional Class A
shares of a Fund may be purchased without a sales charge,
by a person who was in one (or more) of the categories
below and acquired Class A shares prior to March 18, 1996,
and still holds Class A shares:
         1) any purchaser, provided the total initial
            amount invested in the Fund or any one or more
            of the Former Connecticut Mutual Funds totaled
            $500,000 or more, including investments made
            pursuant to the Combined Purchases, Statement
            of Intention and Rights of Accumulation
            features available at the time of the initial
            purchase and such investment is still held in
            one or more of the Former Connecticut Mutual
            Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided
            that the total initial amount invested by the
            plan in the Fund or any one or more of the
            Former Connecticut Mutual Funds totaled
            $500,000 or more;
         3) Directors of the Fund or any one or more of the
            Former Connecticut Mutual Funds and members of
            their immediate families;
         4) employee benefit plans sponsored by Connecticut
            Mutual Financial Services, L.L.C. ("CMFS"), the
            prior distributor of the Former Connecticut
            Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least
            1,000 persons (and persons who are retirees
            from such group) engaged in a common business,
            profession, civic or charitable endeavor or
            other activity, and the spouses and minor
            dependent children of such persons, pursuant to
            a marketing program between CMFS and such
            group; and
         6) an institution acting as a fiduciary on behalf
            of an individual or individuals, if such
            institution was directly compensated by the
            individual(s) for recommending the purchase of
            the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided
            the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and
(2) above may be subject to the Class A CDSC of the Former
Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be
purchased without a sales charge by any holder of a
variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable
surrender charge period and which was used to fund a
qualified plan, if that holder exchanges the variable
annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge
Waivers.

In addition to the waivers set forth in the Prospectus and
in this Appendix, above, the contingent deferred sales
charge will be waived for redemptions of Class A and Class
B shares of a Fund and exchanges of Class A or Class B
shares of a Fund into Class A or Class B shares of a Former
Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i)
acquired prior to March 18, 1996 or (ii) were acquired by
exchange from an Oppenheimer fund that was a Former
Connecticut Mutual Fund. Additionally, the shares of such
Former Connecticut Mutual Fund must have been purchased
prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in
      Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to
      participants or beneficiaries from retirement plans
      qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans
      created under Section 457 of the Code, or other
      employee benefit plans;
4)    as tax-free returns of excess contributions to such
      retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold
      to any state, county, or city, or any
      instrumentality, department, authority, or agency
      thereof, that is prohibited by applicable investment
      laws from paying a sales charge or concession in
      connection with the purchase of shares of any
      registered investment management company;
   6) in connection with the redemption of shares of the
      Fund due to a combination with another investment
      company by virtue of a merger, acquisition or similar
      reorganization transaction;
   7) in connection with the Fund's right to involuntarily
      redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A
      shares and Class B shares in certain retirement plan
      accounts pursuant to an Automatic Withdrawal Plan but
      limited to no more than 12% of the original value
      annually; or
   9) as involuntary redemptions of shares by operation of
      law, or under procedures set forth in the Fund's
      Articles of Incorporation, or as adopted by the Board
      of Directors of the Fund.
VI.    Special Reduced Sales Charge for Former Shareholders
                  of Advance America Funds, Inc.
------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund,
Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result
of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and
who held shares of Advance America Funds, Inc. on March 30,
1990, may purchase Class A shares of those four Oppenheimer
funds at a maximum sales charge rate of 4.50%.
VII.   Sales Charge Waivers on Purchases of Class M Shares
            of Oppenheimer Convertible Securities Fund
------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the
"Fund" in this section) may sell Class M shares at net
asset value without any initial sales charge to the classes
of investors listed below who, prior to March 11, 1996,
owned shares of the Fund's then-existing Class A and were
permitted to purchase those shares at net asset value
without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and
      employees (and their "immediate families" as defined
      in the Fund's Statement of Additional Information) of
      the Fund, the Manager and its affiliates, and
      retirement plans established by them or the prior
      investment advisor of the Fund for their employees,
|_|   registered management investment companies or
      separate accounts of insurance companies that had an
      agreement with the Fund's prior investment advisor or
      distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with
      the Distributor, if they purchase shares for their
      own accounts or for retirement plans for their
      employees,
|_|   employees and registered representatives (and their
      spouses) of dealers or brokers described in the
      preceding section or financial institutions that have
      entered into sales arrangements with those dealers or
      brokers (and whose identity is made known to the
      Distributor) or with the Distributor, but only if the
      purchaser certifies to the Distributor at the time of
      purchase that the purchaser meets these
      qualifications,
|_|   dealers, brokers, or registered investment advisors
      that had entered into an agreement with the
      Distributor or the prior distributor of the Fund
      specifically providing for the use of Class M shares
      of the Fund in specific investment products made
      available to their clients, and
|_|   dealers, brokers or registered investment advisors
      that had entered into an agreement with the
      Distributor or prior distributor of the Fund's shares
      to sell shares to defined contribution employee
      retirement plans for which the dealer, broker, or
      investment advisor provides administrative services.
|X|

Oppenheimer Value Fund

Internet Website:
   WWW.OPPENHEIMERFUNDS.COM
   ------------------------

Investment Advisor
   OppenheimerFunds, Inc.
   498 Seventh Avenue
   New York, New York 10018

Distributor
   OppenheimerFunds Distributor, Inc.
   498 Seventh Avenue
   New York, New York 10018

Transfer Agent
   OppenheimerFunds Services
   P.O. Box 5270
   Denver, Colorado 80217
   1.800.CALL.OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019

1234

PX375.002.1202 (Revised 01.03)

--------
1 Currently, under the 1940 Act, a mutual fund may borrow
only from banks and the maximum amount it may borrow is up
to one-third of its total assets (including the amount
borrowed). In addition, the Fund may borrow from affiliated
funds as described above. A fund may borrow up to 5% of its
total assets for temporary purposes from any person. Under
the 1940 Act, there is a rebuttable presumption that a loan
is temporary if it is repaid within 60 days and not
extended or renewed.
                                                               2 Mr. Motley was elected as Trustee to the Board I Funds
                                                                               effective October 10, 2002.
3. In accordance with Rule 12b-1 of the Investment Company
Act, the term "Independent Directors" in this Statement of
Additional Information refers to those Directors who are
not "interested persons" of the Fund (or its parent
corporation) and who do not have any direct or indirect
financial interest in the operation of the distribution
plan or any agreement under the plan.
4 Certain waivers also apply to Class M shares of
Oppenheimer Convertible Securities Fund.
5 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to
contingent deferred sales charges mean the Fund's Early
Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
6 An "employee benefit plan" means any plan or arrangement,
whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or
funds are purchased by a fiduciary or other administrator
for the account of participants who are employees of a
single employer or of affiliated employers. These may
include, for example, medical savings accounts, payroll
deduction plans or similar plans. The fund accounts must be
registered in the name of the fiduciary or administrator
purchasing the shares for the benefit of participants in
the plan.
7 The term "Group Retirement Plan" means any qualified or
non-qualified retirement plan for employees of a
corporation or sole proprietorship, members and employees
of a partnership or association or other organized group of
persons (the members of which may include other groups), if
the group has made special arrangements with the
Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase
shares of an Oppenheimer fund or funds through a single
investment dealer, broker or other financial institution
designated by the group. Such plans include 457 plans,
SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than
plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans
and non-qualified deferred compensation plans and IRAs that
purchase shares of an Oppenheimer fund or funds through a
single investment dealer, broker or other financial
institution that has made special arrangements with the
Distributor.
8 However, that concession will not be paid on purchases of
shares in amounts of $1 million or more (including any
right of accumulation) by a Retirement Plan that pays for
the purchase with the redemption proceeds of Class C shares
of one or more Oppenheimer funds held by the Plan for more
than one year.
9 This provision does not apply to IRAs.
10 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.
11 The distribution must be requested prior to Plan
termination or the elimination of the Oppenheimer funds as
an investment option under the Plan.
12 This provision does not apply to IRAs.
13 This provision does not apply to loans from 403(b)(7)
custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
14 This provision does not apply to 403(b)(7) custodial
plans if the participant is less than age 55, nor to IRAs.

 Oppenheimer trinity VALUE fund
                  Supplement dated May 14, 2003 to the
                  Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The supplement dated January 17, 2003 is replaced by this
      supplement.

2.    The following is added as a second and third paragraph to the existing footnote under the "Annual Fund Operating Expenses" table on page 7:

      Effective  November  1, 2002,  the limit on  transfer  agent fees for Class Y shares  increased to 0.35% of average daily net assets per  fiscal  year.  Had that limit been in effect during  the Fund's  prior  fiscal  year,  the Class Y "Other
      Expenses"   and  "Total   Annual   Operating   Expenses"  as
      percentages  of  average  daily net  assets  would have been
      0.72% and 1.47%, respectively.

      Effective  January 1, 2003, the Manager  voluntarily  agreed to waive a portion  of its  advisory  fee at an annual  rate equal to 0.10% of each  class's  average  daily  net  assets while the Fund's  trailing  one-year  performance at the end of the preceding  quarter is in or below the fifth  quintile of the Fund's  Lipper  peer  group  (i.e.,  multi-cap  value funds).  The Manager  will  voluntarily  waive 0.05% of each class's  average daily net assets while the Fund's  trailing one-year  performance at the end of the preceding quarter is in the fourth quintile of the Fund's Lipper peer group.  The
      foregoing  advisory  fee  waiver  automatically   terminates
      while the Fund's  trailing  one-year  performance at the end of the  preceding  quarter is in the first,  second or third quintile  of the Fund's  Lipper peer  group.  The  foregoing waiver  may be amended or  withdrawn  by the  Manager at any time.

3.    The following paragraph is added to the end of the section captioned "How the Fund is Managed" on Page 11:

            At a recent  meeting,  the  Board of  Trustees  of the
      Fund  determined  that  it is in the  best  interest  of the
      Fund's  shareholders  that the Fund reorganize with and into
      Oppenheimer  Value  Fund,  a series  of  Oppenheimer  Series
      Fund, Inc. The Board  unanimously  approved an agreement and plan of  reorganization  to be entered  into  between  these
      funds  and  the  transactions   contemplated   thereby  (the
      "reorganization").  The Board  further  determined  that the
      reorganization   should   be   submitted   to   the   Fund's
      shareholders    for   approval,    and   recommended    that
      shareholders  approve the  reorganization.  Shareholders  of record as of a date to be  determined  by the Board  will be entitled to vote on the  reorganization and will receive the
      proxy   statement   describing   the   reorganization.   The
      anticipated date for the shareholder  meeting is on or about
      September 12, 2003, with the  reorganization  to be effected shortly thereafter.

May 14, 2003                                                PS0381.017

  Oppenheimer trinity VALUE fund
                 Supplement dated January 17, 2003 to the
                    Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The supplement dated November 1, 2002 is replaced by this
      supplement.

2.    The following is added as a second and third paragraph to the existing footnote under the "Annual Fund Operating Expenses" table on page 7:

      Effective  November 1, 2002,  the limit on transfer  agent fees for  Class Y shares  increased  to 0.35% of  average  daily net assets per fiscal  year.  Had that limit been in effect  during the Fund's  prior  fiscal  year,  the Class Y "Other  Expenses"
      and  "Total  Annual  Operating   Expenses"  as  percentages  of
      average  daily net  assets  would  have been  0.72% and  1.47%, respectively.

      Effective  January 1, 2003, the Manager  voluntarily  agreed to waive  its  advisory  fee at an annual  rate  equal to 0.10% of
      each  class's   average  daily  net  assets  until  the  Fund's
      trailing  one-year  performance  at the  end  of the  preceding quarter  is in the fifth  quintile  of the Fund's  Lipper  peer
      group  (i.e.,   multi-cap   value   funds).   When  the  Fund's
      performance  meets the  preceding  condition,  the Manager will voluntarily  waive  0.05% of each  class's  average  daily  net assets until the Fund's  trailing  one-year  performance at the end of the preceding  quarter is in the fourth  quintile of the
      Fund's  Lipper peer group.  The  foregoing  advisory fee waiver automatically  terminates  when the  Fund's  trailing  one-year performance  at  the  end of the  preceding  quarter  is in the third  quintile of the Fund's Lipper peer group.  The foregoing waiver  may be  amended  or  withdrawn  by the  Manager  at any time.

January 17, 2003                                            PS0381.016

  Oppenheimer trinity VALUE fund
                Supplement dated November 1, 2002 to the
                  Prospectus dated September 24, 2002

The Prospectus is changed as follows:

1.    The following is added as a second paragraph to the existing footnote under the "Annual Fund Operating Expenses" table on page 7:

      Effective  November  1, 2002,  the limit on  transfer  agent fees for Class Y shares  increased to 0.35% of average daily net assets per  fiscal  year.  Had that limit been in effect during  the Fund's  prior  fiscal  year,  the Class Y "Other
      Expenses"   and  "Total   Annual   Operating   Expenses"  as
      percentages  of  average  daily net  assets  would have been
      0.72% and 1.47%, respectively.

November 1, 2002                                            PS0381.015

Oppenheimer
Trinity Value FundSM

Prospectus dated September 24, 2002
                                          Oppenheimer     Trinity     Value
                                          FundSM  is  a  mutual  fund  that
                                          seeks    long-term    growth   of
                                          capital.    The   Fund    invests
                                          primarily  in   "undervalued"  or
                                          attractively  priced  stocks that
                                          are    included    in   the   S&P
                                          500/Barra Value Index.

                                                This  Prospectus   contains
                                          important  information  about the
                                          Fund's       objective,       its
                                          investment  policies,  strategies
                                          and  risks.   It  also   contains
                                          important  information  about how
                                          to buy  and  sell  shares  of the
                                          Fund    and     other     account
                                          features.    Please   read   this
                                          Prospectus  carefully  before you
                                          invest  and  keep  it for  future
                                          reference about your account.
As with  all  mutual  funds,  the
Securities      and      Exchange
Commission  has not  approved  or
disapproved       the      Fund's
securities     nor     has     it
determined  that this  Prospectus
is  accurate or  complete.  It is
a criminal  offense to  represent
otherwise.

(logo) OppenheimerFunds
                                                    The Right Way to Invest

27

Contents
            About The Fund
---------------------------------------------------------------------------

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
---------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks long-term growth of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests in common stocks that are included in the S&P 500/Barra Value Index, a subset of stocks included in the Standard & Poor's Index of 500 Stocks ("S&P 500 Index").
The Fund does not expect to invest in all of the stocks included in the
S&P 500/Barra Value Index at the same time, and the Fund's investments in particular stocks may be allocated in amounts that vary, at times significantly,  from the proportional weightings of those stocks in the
S&P 500/Barra Value Index.  Therefore, the Fund is not an "index" fund.

HOW DOES THE SUB-ADVISOR DECIDE WHAT SECURITIES TO BUY OR SELL?
The Fund's investment Manager, OppenheimerFunds, Inc. has engaged a
Sub-Advisor, Trinity Investment Management Corporation, to select the securities for the Fund's portfolio. The Sub-Advisor primarily uses value-oriented investment analyses to determine which stocks to buy and sell on behalf of the Fund. In using these approaches, the Sub-Advisor looks for stocks that appear to be temporarily undervalued or attractively priced by various measures. The Sub-Advisor seeks stocks having prices that are relatively low in relation to what the Sub-Advisor considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      The Sub-Advisor generally adheres to the following systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process currently includes the following strategies:

o     The Sub-Advisor considers stocks that are included in the S&P
         500/Barra Value Index as investments for the Fund's portfolio.
         Under normal circumstances, at least 80% of the Fund's assets will be invested in stocks included in the index.
o     The Sub-Advisor uses proprietary quantitative valuation models incorporating data derived from qualitative fundamental research to identify stocks within the S&P 500/Barra Value Index that it considers to be the most undervalued or attractively priced.
         Individual stocks are selected for the Fund's portfolio using a ranking process based on those valuation models.
o     Seeking to reduce the Fund's overall risk, the Sub-Advisor diversifies the Fund's portfolio by allocating the Fund's
         investments among industries within the S&P 500/Barra Value
         Index.

      The investment process is more fully described under "About the
Fund's Investments," below.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term.
Investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks. The Fund is not designed for investors requiring current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.
Main Risks of Investing in the Fund

All investments carry risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Sub-Advisor will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their volatility at times may be great. Because the Fund focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the
Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not move in the same direction uniformly or at the same time. Because the Fund limits its stock investments to stocks traded on U.S. exchanges, the Fund's net asset values per share will be affected primarily by changes in U.S. stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its total assets in any one industry, and the portfolio management team seeks to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the S&P 500/Barra Value Index. However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the
Fund's investments, its investment performance and its prices per share.
Particular investments and important strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments in stocks for long-term growth of capital, however, in the short term, stocks can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for temporary defensive purposes. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

---------------------------------------------------------------------------
An  investment  in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation  or any other government agency.
---------------------------------------------------------------------------

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class
A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31)

[See appendix to prospectus for data in bar chart showing annual total returns]
Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns may be less than those shown.
For the period from 1/1/02 through 6/30/02 the cumulative return (not annualized) for Class A shares before taxes was -9.72%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 10.10% (3Qtr00) and the lowest return (not annualized) before taxes for a calendar quarter was -14.51% (3Qtr01).

-------------------------------------------------------------------
Average Annual Total Returns        1 Year            5 Years
for    the    periods    ended    (or life of       (or life of
December 31, 2001               class, if less)   class, if less)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class A Shares  (inception
9/1/99)                             -13.26%           -3.84%
  Return Before Taxes               -14.56%           -4.51%
  Return After Taxes on             -8.00%            -3.36%
  Distributions
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares
-------------------------------------------------------------------
S&P 500/Barra Value Index
(reflects no deduction for          -11.71%           -0.83%1
fees, expenses or taxes)
-------------------------------------------------------------------
Class  B   Shares   (inception      -13.03%           -3.40%
9/1/99)
-------------------------------------------------------------------
Class  C   Shares   (inception      -9.60%            -1.79%
9/1/99)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  N   Shares   (inception       N/A2              N/A2
3/1/01)
-------------------------------------------------------------------
-------------------------------------------------------------------
Class  Y   Shares   (inception      -7.67%            -1.16%
9/1/99)
-------------------------------------------------------------------
1 From 08/31/99.
2 Because  this is a new class of  shares,  return  data for the period specified is not available.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%;
for Class B, the contingent deferred sales charges of 5% (1-year) and 3%
(life of class); and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S&P 500/Barra Value Index, an unmanaged index of equity securities.  The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments may vary from the securities in the index.

Fees and Expenses of the Fund

The  Fund  pays a  variety  of  expenses  directly  for  management  of its assets,  administration,  distribution  of its shares  and other  services.
Those  expenses are  subtracted  from the Fund's  assets to  calculate  the
Fund's net asset values per share.  All  shareholders  therefore  pay those expenses  indirectly.  Shareholders  pay other expenses  directly,  such as sales charges and account  transaction  charges.  The following  tables are provided to help you  understand  the fees and  expenses you may pay if you buy and hold  shares  of the  Fund.  The  numbers  below  are  based on the
Fund's expenses during its fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

----------------------------------------------------------------------------
                           Class A   Class B   Class C    Class N  Class Y
                            Shares    Shares    Shares    Shares    Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Sales Charge        5.75%      None      None      None      None
(Load)
on purchases
(as % of offering price)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Maximum Deferred Sales      None1      5%2       1%3        1%4      None
Charge (Load) (as % of
the
lower of the original
offering
price or redemption
proceeds)
----------------------------------------------------------------------------
1.    A  contingent  deferred  sales  charge  may apply to  redemptions  of investments  of $1  million or more  ($500,000  for  certain  retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after  purchase.  The contingent deferred  sales  charge  declines  to  1%  in  the  sixth  year  and  is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares  redeemed  within 18 months of a retirement  plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

----------------------------------------------------------------------------
                            Class A   Class B    Class C  Class N  Class Y
                             Shares    Shares    Shares    Shares   Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Management Fees              0.75%     0.75%      0.75%    0.75%    0.75%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Distribution and/or Service  0.21%     1.00%      1.00%    0.50%     None
(12b-1) Fees
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Other Expenses               0.82%     0.82%      0.82%    0.85%    1.03%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total   Annual    Operating  1.78%     2.57%      2.57%    2.10%    1.78%
Expenses
----------------------------------------------------------------------------
Expenses  may vary in  future  years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and  accounting  and legal expenses that the
Fund pays.  The "Other  Expenses"  in the table are based on,  among  other things,  the fees the Fund  would have paid if the  transfer  agent had not waived a portion of its fee under a  voluntary  undertaking  to the Fund to limit  these fees to 0.25% of average  daily net assets per fiscal year for
Class Y shares  and 0.35% of average  daily net assets per fiscal  year for all other classes.  That undertaking is effective  October 1, 2001 (January
1, 2001 for Class Y), is  pro-rated  for the  remainder  of the fiscal year ending  after that  date,  and may be  amended  or  withdrawn  at any time.
After the waiver,  the actual "Other  Expenses" and "Total Annual Operating
Expenses" as  percentages  of average daily net assets were 0.76% and 1.72%
for  Class A shares,  0.76%  and 2.51% for Class B shares,  0.76% and 2.51%
for  Class C shares,  0.79%  and  2.04%  for  Class N shares  and 0.62% and
1.37% for Class Y shares.

EXAMPLES.  The  following  examples  are  intended  to help you compare the cost of  investing  in the Fund with the cost of  investing in other mutual funds.  The  examples  assume that you invest  $10,000 in a class of shares of the Fund for the time  periods  indicated  and reinvest  your  dividends and distributions.

      The first  example  assumes that you redeem all of your shares at the end of those  periods.  The  second  example  assumes  that  you keep  your shares.  Both  examples  also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because  expenses will vary over time.
Based on these assumptions your expenses would be as follows:

 ---------------------------------------------------------------------------------
 If shares are             1 Year       3 Years        5 Years        10 Years
 redeemed:
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class A Shares             $745        $1,103         $1,484          $2,549
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class B Shares             $760        $1,099         $1,565         $2,5351
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class C Shares             $360         $799          $1,365          $2,905
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class N Shares             $313         $658          $1,129          $2,431
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class Y Shares             $181         $560           $964           $2,095
 ---------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------
 If shares are not         1 Year       3 Years        5 Years        10 Years
 redeemed:
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class A Shares             $745        $1,103         $1,484          $2,549
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class B Shares             $260         $799          $1,365         $2,5351
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class C Shares             $260         $799          $1,365          $2,905
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class N Shares             $213         $658          $1,129          $2,431
 ---------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------
 Class Y Shares             $181         $560           $964           $2,095
 ---------------------------------------------------------------------------------
 In the first  example,  expenses  include  the  initial  sales  charge for
 Class  A and the  applicable  Class  B,  Class  C or  Class  N  contingent deferred  sales  charges.  In the  second  example,  the Class A  expenses include  the sales  charge,  but Class B, Class C and Class N expenses  do not include  contingent  deferred sales charges.  There is no sales charge on Class Y shares.
 1.  Class  B  expenses  for  years  7  through  10 are  based  on  Class A expenses  since  Class B shares  automatically  convert  to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL  INVESTMENT  POLICIES.  The Fund purchases only stocks that are included in the S&P 500/Barra  Value Index.  However,  the Fund is
not an  index  fund.  In rare  instances,  the Fund  may  temporarily  hold stocks  that are  removed  from the S&P  500/Barra  Value Index or even the
S&P 500 Index.

S&P  500  Index.  The  S&P  500  Index  is an  unmanaged  index  of  equity securities  that is a  broad-based  measure of  changes  in  domestic stock  market  conditions  based on the  average  performance  of 500 widely  held  stocks.  Standard  &  Poor's  Corporation  selects  the
      stocks   included  in  the  index  and   determines   their  relative
      weightings  within the index.  The index is  generally  considered  a
      "large cap" index.  The  Sub-Advisor's  research  capabilities  cover approximately 99% of the stocks included in the S&P 500 Index.

S&P 500/Barra  Value Index.  The S&P  500/Barra  Value Index is a subset of stocks  included in the S&P 500 Index.  The S&P 500/Barra Value Index
      is   constructed  by  dividing  the  stocks  in  the  S&P  500  Index according  to  a  single  attribute:  book-to-price  ratio.  The  S&P
      500/Barra  Value Index  contains  stocks  with  higher  book-to-price ratios.  Stocks with lower book-to-price  ratios are contained in the
      S&P  500/Barra  Growth  Index.  Each  stock  in the S&P 500  Index is assigned  to  either  the  S&P  500/Barra  Value  Index  or  the  S&P
      500/Barra  Growth  Index so that the two  indices  together  comprise the S&P 500 Index.

      Stocks included in the S&P 500/Barra Value Index are generally considered to be currently undervalued by the market and therefore thought to provide an opportunity for long-term potential returns.
      Stocks included in the S&P 500/Barra Growth Index are generally considered to be those with the best relative short-term
      appreciation potential among the stocks included in the S&P 500
      Index.

Investment  Process.  In  selecting  stocks for the Fund's  portfolio,  the
      Sub-Advisor  follows a  three-step  process  intended to identify the
      stocks   within  the  S&P   500/Barra   Value   Index  that   provide
      opportunity for long-term potential returns.

      The  Sub-Advisor  first divides the S&P 500/Barra Value Index into 11 broad  economic  sectors  it  has  defined  (see  the  chart  below).
      Second,  each day the New York Stock  Exchange  is open for  trading, the Sub-Advisor  ranks the stocks in each of the 11 economic  sectors of the index  according to their  underlying  values,  which might be quite different from their current stock market valuations.

      The Sub-Advisor  ranks each of the stocks in the 11 economic  sectors
      using   quantitative   models   based  upon  the  factors  that  have
      historically   affected  the  prices  for  stocks  included  in  each
      sector.   To  identify  these  factors,   the   Sub-Advisor   uses  a
      proprietary  research  library that includes a database of historical stock prices and fundamental  information such as earnings,  dividend yields, and other relevant financial information.

      The most undervalued stocks or most attractive stocks, as
      identified by the Sub-Advisor's valuation models, are assigned a ranking of 1 (the highest ranking). The most overvalued or least attractively priced stocks, as identified by the Sub-Advisor's valuation models, are assigned a ranking of 10 (the lowest ranking). The most attractively priced stocks are candidates for purchase or continued investment by the Fund. Although lower ranked or less attractively priced stocks generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

      Third,  in order to diversify  the Fund's  investment  portfolio  and attempt to reduce overall  portfolio risk, the  Sub-Advisor  seeks to align the Fund's  portfolio  investments to the sector weights of the
      S&P  500/Barra  Value  Index as defined by the  Sub-Advisor  (see the chart  below).  The size of the  Fund's  portfolio  positions  in the most  attractively  priced  stocks  generally  is  greater  than  the proportionate  weights of those stocks  within the S&P 500 Index.  At times  this  "overweighting"  of  attractively  priced  stocks may be significant.  The size of the  Fund's  portfolio  positions  in lower ranked  or  less  attractive  stocks  generally  are  less  than  the proportionate weights of those stocks within the index.

      The Sub-Advisor generally will construct a portfolio of 50 to 100 stocks for the Fund across the 11 economic sectors and 34 industry groups, defined by the Sub-Advisor. The Fund's portfolio
      characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the S&P 500/Barra Value Index.

      There is no assurance  the Fund's  selection  strategy will result in the Fund  achieving  its  objective of  long-term  growth of capital.
      Nor can  there  be any  assurance  that  the  Fund's  diversification strategy  will  actually  reduce the  volatility  of an investment in
      the  Fund.   The   Statement  of  Additional   Information   contains
      additional  information  about the  Fund's  investment  policies  and risks.

                         S&P 500/Barra Value Index
  11 Economic Sectors, 34 Industry Groups (as defined by the Sub-Advisor)

       Basic Materials                     Miscellaneous
       Chemicals                           Miscellaneous
       Forest Products
       Metals                              Technology
                                           Computer Hardware
       Consumer Staples                    Computer Software
       Food/Bev/Tobacco                    Electronics
       Household Products
       Food & Drug Retail                  Consumer Cyclicals
                                           Retail/Merchandise
       Health Care                         Entertainment
       Drugs                               Building Materials
       Hospital/Hospital Supply            Lodging & Restaurant
                                           Publishing
       Transportation                      Consumer Durables
       Automotive                          Retail/Clothing
       Transportation
       Auto Parts                          Finance
                                           Consumer Finance
       Capital Goods                       Money Center Banks
       Electric Equipment                  Insurance
       Aerospace                           Regional Banks
       Machinery
                                           Utilities
       Energy                              Telephones
       Integrated Oils                     Electric Utilities
       Oil Production/Services             Gas & Water

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's
Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy, but will not be changed by the Fund's Board of Trustees without advance notice to shareholders. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund may or may not use these investment techniques.  These techniques have certain risks, although some are designed to help reduce the overall investment or market risks.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading while trying to achieve its objective.
      Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the Fund to realize capital gains that are distributed to
      shareholders as taxable distributions.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments.
      Generally, they would be high-quality, short-term money market instruments, such as U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its
      investment objective of long-term growth of capital.

How the Fund Is Managed

THE MANAGER. The Manager supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.
The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other
Oppenheimer funds with more than 7 million shareholder accounts. The
Manager is located at 498 Seventh Avenue, New York, New York 10018.

The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisory since 1980. As of June 30, 2002, the Sub-Advisor managed over $2.5 billion for approximately 56 clients. The Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street, Bellefonte, Pennsylvania
      16823.  The Manager, not the Fund, pays the Sub-Advisor an annual fee under a Sub-Advisory Agreement between the Manager and the
      Sub-Advisor.

Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
      Manager  an  advisory  fee  at  an  annual  rate  that   declines  on
      additional  assets  as  the  Fund  grows:  0.75%  of the  first  $200 million of average  annual net assets of the Fund;  0.72% of the next
      $200  million;  0.69% of the  next  $200  million;  0.66% of the next
      $200  million;  and 0.60% of  average  annual net assets in excess of
      $800  million.  The Fund's  management  fee for the period ended July
      31,  2002 was 0.75% of  average  annual  net assets for each class of shares.

Portfolio Management Team. The Fund is managed by a team of individuals employed by the Sub-Advisor.  The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc., may
appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270,
      Denver, Colorado 80217. If you don't list a dealer on the
      application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the
      Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's
      Wire Department at 1.800.CALL.OPP (225.5677) to notify the
      Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With
      AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with
      AccountLink. Details are in the Asset Builder Application and the
      Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is $50). There are reduced minimum investments under special investment plans.
o     With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and
         subsequent investments for as little as $25. The minimum initial investment in any such plan accounts established on or after
         November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1,
         2002 will remain $25. To establish a new Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o     Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25. To establish any type of IRA account on or after
         November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of IRA account after November
         1, 2002 is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made
         arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a "regular business day"). The Exchange normally closes at 4:00
      P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The
      Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the
      Sub-Advisor deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
      Manager, subject to the Board's review, to ascertain a fair value for such security. A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the Distributor so that it is received before the Distributor's close of business on a regular business day
      (normally 5:00 P.M.) to receive that day's offering price.
      Otherwise, the order will receive the next offering price that is determined.

---------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in
Class A shares.
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or
      $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
---------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?"
      below.
---------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
---------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?"
      below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class
      B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term
      investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class
      A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
      (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years,
      Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of
      $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing  for the  Longer  Term.  If you  are  investing  less  than
      $100,000  for the  longer-term,  for example for  retirement,  and do not  expect  to need  access to your  money for seven  years or more,
      Class B shares may be appropriate.

Are  There  Differences  in  Account  Features  That  Matter  to You?  Some
      account  features  may not be available to Class B, Class C and Class
      N shareholders.  Other features may not be advisable  (because of the effect of the  contingent  deferred  sales charge) for Class B, Class
      C and Class N shareholders.  Therefore,  you should  carefully review how you plan to use your  investment  account  before  deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.
      Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that
      Class B, Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the
      Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the
Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.
In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
                         Front-End Sales   Front-End Sales
                         Charge As a       Charge As a        Concession As
                         Percentage of     Percentage of Net  Percentage of
 Amount of Purchase      Offering Price    Amount Invested    Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%              4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more but
 less                          5.50%             5.82%              4.75%
 than $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more but
 less                          4.75%             4.99%              4.00%
 than $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%              3.00%
 less than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%              2.00%
 less than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%              1.60%
 less than $1 million
 -------------------------------------------------------------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
      Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
      ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts.
      For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to
      0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional
      Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which                                   Redemptions in That Year
Purchase Order was Accepted             (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following                         None
-------------------------------------------------------------------------------
In the table,  a "year" is a 12-month  period.  In applying the  contingent deferred  sales charge,  all purchases are  considered to have been made on the first  regular  business  day of the month in which  the  purchase  was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B
      Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
      Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional
Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net  asset  value per share without a sales charge directly to  institutional  investors that have special  agreements with the  Distributor  for this purpose.  They may include insurance companies,  registered  investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An   institutional   investor  that  buys  Class  Y  shares  for  its
customers'  accounts may impose charges on those  accounts.  The procedures for buying,  selling,  exchanging and transferring the Fund's other classes of  shares  (other  than the time  those  orders  must be  received  by the
Distributor  or Transfer  Agent at their  Colorado  office) and the special account  features  available  to investors  buying  those other  classes of shares do not apply to Class Y shares.  Instructions  for buying,  selling, exchanging  or  transferring  Class  Y  shares  must  be  submitted  by the institutional  investor,  not by its customers for whose benefit the shares are held.
DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the
      Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. . With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares.
      The Fund has adopted Distribution and Service Plans for Class B,
      Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class
      N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the
      Distributor pays the service fees to dealers on a quarterly basis.
      The Distributor retains the service fees for accounts for which it renders the required personal services.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.
      The Distributor retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been
      outstanding for a year or more. See the Statement of Additional
      Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The
      Distributor retains the asset-based sales charge on Class N shares.
      See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone
      (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.CALL.OPP. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.
After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the PhoneLink number,
1.800.CALL.OPP.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.CALL.OPP. You must have established
      AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege,
      described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to
      Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax
(telecopier). Please call 1.800.CALL.OPP for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed
            ------------------------
in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.
To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.CALL.OPP. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer
Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class
B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other
Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.
The Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth
      IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the
Transfer Agent. The Fund lets you sell your shares by writing a letter or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.CALL.OPP, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the
      Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption check is not payable to all shareholders listed on the account statement
   o  The redemption check is not sent to the address of record on your account statement
   o  Shares are being transferred to a Fund account with a different owner or name
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer
      Agent for a distribution request form. Special income tax
      withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
Requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver Colorado 80217                    Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York
Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on PhoneLink, call 1.800.CALL.OPP.
      Whichever  method you use,  you may have a check sent to the  address on the  account  statement,  or, if you have  linked  your Fund  account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed  shares at the time of  redemption  or the  original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of dividends or capital gains distributions, or
o     shares  redeemed in the special  circumstances  described in Appendix
      B to the Statement of Additional Information
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.CALL.OPP. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request
      form, signed by all owners of the account. Send it to the Transfer
      Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange  requests  may be  made either  by  calling a service  representative  or by using  PhoneLink
      for  automated   exchanges  by  calling   1.800.CALL.OPP.   Telephone
      exchanges  may be made  only  between  accounts  that are  registered with the same  name(s) and  address.  Shares held under  certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are
      exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the
      Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional
Information.
Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional
      Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time.
      The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the
      Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The
      Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer
      Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities
      Clearing Corporation are responsible for obtaining their clients'
      permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the
      Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of small  accounts may be made by the Fund if the account  value has fallen below $500 for reasons  other than the fact
      that  the  market  value  of  shares  has  dropped.   In  some  cases
      involuntary  redemptions  may be made to repay  the  Distributor  for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions).
      This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified
      Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the
      Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to
      shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.CALL.OPP. You may also notify the
      Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within
      30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund  intends  to  declare  dividends  separately  for each class of shares from net  investment  income on an annual  basis and to pay them to  shareholders  in  December  on a date  selected  by the  Board  of
Trustees.  Dividends and  distributions  paid on Class A and Class Y shares will  generally be higher than  dividends  for Class B, Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y. The
Fund has no fixed  dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL  GAINS.  The  Fund  may  realize  capital  gains  on  the  sale  of portfolio  securities.  If it does,  it may make  distributions  out of any net  short-term or long-term  capital  gains in December of each year.  The
Fund may make  supplemental  distributions  of dividends  and capital gains following  the end of its fiscal year.  There can be no assurance  that the
Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the
Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.
Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to
      shareholders. If that occurs, it will be identified in notices to shareholders.

      This  information  is only a summary  of certain  federal  income tax information  about  your  investment.  You  should  consult  with  your tax advisor about the effect of an  investment  in the Fund on your  particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the
Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost)
on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

CLASS A   YEAR ENDED JULY 31,                                2002
2001      2000(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.15  $
9.52    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .03
..02       .05
 Net realized and unrealized gain (loss)                    (2.42)
..61      (.50)

----------------------------
 Total from investment operations                           (2.39)
..63      (.45)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.03)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.03)
---------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 7.37
$10.15     $9.52

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.30)%
6.62%    (4.50)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $3,203
$3,868    $3,798
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $3,683
$3,932    $2,802
---------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                       0.36%
0.20%     0.52%
 Expenses                                                    1.78%
1.63%     1.53%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              1.72%
1.63%     1.47%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20
OPPENHEIMER TRINITY VALUE FUND

CLASS B        YEAR ENDED  JULY 31,                          2002
2001     2000(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $ 9.98    $
9.45    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                (.03)
(.02)      .01
 Net realized and unrealized gain (loss)                    (2.38)
..55      (.53)

----------------------------
 Total from investment operations                           (2.41)
..53      (.52)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.03)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.03)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.18
$9.98    $ 9.45

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.93)%
5.61%    (5.18)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $1,584
$1,927      $643
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $1,907
$1,329      $235
---------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                        (0.42)%
(0.52)%   (0.36)%
 Expenses                                                    2.57%
2.57%     2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              2.51%
2.57%     2.35%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21
OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C     YEAR ENDED JULY 31,                              2002
2001     2000(1)
=======================================================================================
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.11  $
9.57    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.04)
(.03)     (.02)
 Net realized and unrealized gain (loss)                    (2.40)
..57      (.41)

----------------------------
 Total from investment operations                           (2.44)
..54      (.43)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--        --(2)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--        --
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.28
$10.11     $9.57

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.91)%
5.64%    (4.27)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $1,453
$2,102      $851
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $1,698
$1,878      $260
 Ratios to average net assets:(4)
 Net investment loss                                        (0.40)%
(0.44)%   (0.36)%
 Expenses                                                    2.57%
2.56%     2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              2.51%
2.56%     2.35%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22
OPPENHEIMER TRINITY VALUE FUND

CLASS N      YEAR ENDED JULY 31,                          2002     2001(1)
==========================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------
 Net asset value, beginning of period                   $10.13   $ 10.05
--------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                       .02      (.02)
 Net realized and unrealized gain                        (2.43)      .10
                                                        ------------------
 Total from investment operations                        (2.41)      .08
--------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --        --
 Distributions from net realized gain                     (.39)       --
 Distributions in excess of net realized gain               --(2)     --
                                                        ------------------
 Total dividends and/or distributions
 to shareholders                                          (.39)       --
--------------------------------------------------------------------------
 Net asset value, end of period                          $7.33    $10.13
                                                        ==================

==========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    (24.55)%    0.80%
--------------------------------------------------------------------------

==========================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $29        $1
--------------------------------------------------------------------------
 Average net assets (in thousands)                         $12        $1
--------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                     (0.05)%   (0.48)%
 Expenses                                                 2.10%     1.63%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees           2.04%     1.63%
--------------------------------------------------------------------------
 Portfolio turnover rate                                   133%      207%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23
OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS Y     YEAR ENDED JULY 31,                              2002
2001     2000(1)
=======================================================================================
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.18   $
9.53    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .05
(.01)      .07
 Net realized and unrealized gain (loss)                    (2.42)
..66      (.50)

----------------------------
 Total from investment operations                           (2.37)
..65      (.43)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.04)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.04)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.42
$10.18    $ 9.53

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.02)%
6.82%    (4.33)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $466
$427        $1
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $484
$119        $1
 Ratios to average net assets:(4)
 Net investment income                                       0.78%
0.53%     0.62%
 Expenses                                                    1.78%
2.44%(5)  1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              1.37%
1.43%     1.37%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian
expenses and voluntary waiver of transfer agent fees.

INFORMATION AND SERVICES

For More Information on Oppenheimer Trinity Value FundSM
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the
Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

----------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
----------------------------------------------------------------------------
----------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or
                              read or down-load documents on the
                              OppenheimerFunds Website:
                              HTTP://WWW.OPPENHEIMERFUNDS.COM
                              -------------------------------
----------------------------------------------------------------------------
Information about the Fund including the Statement of Additional
Information can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the SEC at 1.202.942.8090.
Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet Website at WWW.SEC.GOV. Copies
                                                -----------
may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized to provide any  information  about the Fund or to make any  representations  about  the  Fund  other  than  what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy  shares of the Fund,  to any  person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's shares are distributed by:     [logo] OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. is 811-09365
PR0381.001.0902
Printed on recycled paper.

                         Appendix to Prospectus of
                      Oppenheimer Trinity Value Fund

      Graphic material included in the Prospectus of Oppenheimer Trinity
Value Fund under the heading "Annual Total Returns (Class A)(as of
12/31)":

      A bar chart will be included in the Prospectus of Oppenheimer
Trinity Value Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund since inception, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year                    Total
Ended                                           Returns

12/31/00                7.48%
12/31/01                -7.97%

  Oppenheimer trinity value fund
          Supplement dated August 15, 2003 to the
  Statement of Additional Information dated September 24,
               2002, Revised October 15, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   Supplement   dated  July  18,   2003  is  hereby
   withdrawn.

2.    The  section   captioned   "Board  of   Trustees   and
   Oversight  Committees"  on  page  10  is  amended  as
   follows:

   Board of Trustees and Oversight Committees. The
   Fund is governed by a Board of Trustees, which is
   responsible for protecting the interests of
   shareholders under Massachusetts law. The Trustees
   meet periodically throughout the year to oversee
   the Fund's activities, review its performance, and
   review the actions of the Manager.  Although the
   Fund will not normally hold annual meetings of its
   shareholders, it may hold shareholder meetings from
   time to time on important matters, and shareholders
   have the right to call a meeting to remove a
   Trustee or to take other action described in the
   Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a
   Regulatory & Oversight Committee, a Governance
   Committee, and a Proxy Committee.  The Audit
   Committee is comprised solely of Independent
   Trustees.  The members of the Audit Committee are
   Edward Regan (Chairman), Kenneth Randall and
   Russell Reynolds. The Audit Committee held five
   meetings during the Fund's fiscal year ended July
   31, 2002. The Audit Committee provides the Board
   with recommendations regarding the selection of the
   Fund's independent auditor. The Audit Committee
   also reviews the scope and results of audits and
   the audit fees charged, reviews reports from the
   Fund's independent auditor concerning the Fund's
   internal accounting procedures, and controls and
   reviews reports of the Manager's internal auditor,
   among other duties as set forth in the Committee's
   charter.

      The members of the Regulatory & Oversight
   Committee are Robert Galli (Chairman), Joel Motley
   and Phillip Griffiths. The Regulatory & Oversight
   Committee held seven meetings during the Fund's
   fiscal year ended July 31, 2002. The Regulatory &
   Oversight Committee evaluates and reports to the
   Board on the Fund's contractual arrangements,
   including the Investment Advisory and Distribution
   Agreements, transfer and shareholder service
   agreements and custodian agreements as well as the
   policies and procedures adopted by the Fund to
   comply with the Investment Company Act and other
   applicable law, among other duties as set forth in
   the Committee's charter.

      The members of the Governance Committee are Joel
   Motley (Acting Chairman), Phillip Griffiths and
   Kenneth Randall. The Governance Committee held no
   meetings during the Fund's fiscal year ended July
   31, 2002. The Governance Committee reviews the
   Fund's governance guidelines, the adequacy of the
   Fund's Codes of Ethics, and develops qualification
   criteria for Board members consistent with the
   Fund's governance guidelines, among other duties set
   forth in the Committee's charter.

      The members of the Proxy Committee are Edward
   Regan (Chairman), Russell Reynolds and John Murphy.
   The Proxy Committee held no meetings during the
   Fund's fiscal year ended July 31, 2002.  The Proxy
   Committee provides the Board with recommendations
   for proxy voting and monitors proxy voting by the
   Fund.

3.    Effective December 31, 2002, Mr. Leon Levy resigned
   from the Board I Funds and Mr. Clayton Yeutter was
   elected as Chairman of the Board, effective January
   1, 2003. Effective March 31, 2003 and July 31,
   2003, Mr. Benjamin Lipstein and Ms. Elizabeth
   Moynihan, respectively, retired from the Board I
   Funds. Therefore, the biographies for Messrs. Levy
   and Lipstein and Ms. Moynihan on pages 12 and 13
   are deleted and the following is added to Mr.
   Yeutter's biography: "Chairman of the Board of
   Trustees."

4.    In the Trustee compensation table on pages 16 and 17,
   the title of "Chairman" after Mr. Levy's name is
   deleted and the title of "Chairman" is added after
   Mr. Yeutter's name. In addition, the following
   footnote is added following the names of Messrs.
   Levy, Lipstein and Yeutter and Ms. Moynihan:

5.    Effective  January 1,  2003,  Clayton  Yeutter  became
         Chairman  of the  Board I Funds  upon the
         retirement   of  Leon   Levy.   Effective
         March  31,  2003 and July 31,  2003,  Mr.
         Lipstein      and      Ms.      Moynihan,
         respectively,  retired  from the  Board I
         Funds.
August 15, 2003
PX0381.009

Oppenheimer trinity value fund
                    Supplement dated July 18, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              October 15, 2002

The Statement of Additional Information is changed as follows:

1.    The Supplement dated March 31, 2003 is hereby withdrawn.

2.    The section captioned "Board of Trustees and Oversight Committees" on page 10 is amended as follows:

    Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
    Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study
    Committee, a Governance Committee, and a Proxy Committee.  The
    Audit Committee is comprised solely of Independent Trustees.  The members of the Audit Committee are Edward Regan (Chairman),
    Kenneth Randall and Russell Reynolds. The Audit Committee held five meetings during the Fund's fiscal year ended July 31, 2002.
    The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The
    Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's
    independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the
    Committee's charter.

      The members of the Study Committee are Robert Galli (Chairman),
    Joel Motley and Phillip Griffiths. The Study Committee held seven meetings during the Fund's fiscal year ended July 31, 2002. The
    Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
    Distribution Agreements, transfer and shareholder service
    agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
    Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Elizabeth Moynihan
    (Chairman), Joel Motley, Phillip Griffiths and Kenneth Randall.
    The Governance Committee did not hold a meeting during the Fund's fiscal year ended July 31, 2002. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The  members  of the  Proxy  Committee  are  Edward  Regan  (Chairman),
Russell  Reynolds  and John  Murphy.  The Proxy  Committee  held no  meetings during  the Fund's  fiscal  year ended  July 31,  2002.  The Proxy  Committee provides the Board with  recommendations  for proxy voting and monitors proxy voting by the Fund.

4.    Effective December 31, 2002, Mr. Leon Levy resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board, effective January 1, 2003.  Effective March 31, 2003, Mr. Benjamin
   Lipstein retired as a Trustee.  Therefore, the Statement of Additional
   Information is revised by deleting the biographies for Messrs. Levy and
   Lipstein on page 12 and by adding the following to Mr. Yeutter's biography: "Chairman of the Board of Trustees."

5.    In the Trustee compensation table on pages 16 and 17, the title of
   "Chairman" after Mr. Levy's name is deleted and the title of "Chairman"
   is added after Mr. Yeutter's name. In addition, the following footnote is added following the names of Messrs. Levy, Lipstein and Yeutter:

            7. Effective  January 1, 2003,  Clayton Yeutter became
               Chairman  of the Board of  Trustees  of the Board I
               Funds upon the  retirement of Leon Levy.  Effective
               March 31, 2003, Mr. Lipstein retired as a Trustee.

July 18, 2003                                                     PX0381.008

Oppenheimer trinity value fund
                   Supplement dated March 31, 2003 to the
    Statement of Additional Information dated September 24, 2002, Revised
                              October 15, 2002

The Statement of Additional Information is changed as follows:

1.    The Supplement dated January 2, 2003 is hereby withdrawn.

2.    The section captioned "Board of Trustees and Oversight Committees" on page 10 is amended as follows:

    a.The second sentence of the second paragraph under that caption is revised to read:

          "The members of the Audit Committee are Kenneth A. Randall
          (Chairman) and Edward Reagan."

   b. The first sentence of the third paragraph under that caption is revised to read:

         "The   members   of  the  Study   Committee   are  Robert  G.  Galli
         (Chairman), Elizabeth Moynihan and Joel Motley."

4.    Effective December 31, 2002, Mr. Leon Levy resigned as a Trustee of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board, effective January 1, 2003. .  Effective March 31, 2003, Mr. Benjamin
   Lipstein retired as a Trustee.  Therefore, the Statement of Additional
   Information is revised by deleting the biographies for Messrs. Levy and
   Lipstein on page 12 and by adding the following to Mr. Yeutter's biography: "Chairman of the Board of Trustees."

5.    In the Trustee compensation table on pages 16 and 17, the title of
   "Chairman" after Mr. Levy's name is deleted and the title of "Chairman"
   is added after Mr. Yeutter's name. In addition, the following footnote is added following the names of Messrs. Levy, Lipstein and Yeutter:

            7. Effective  January 1, 2003,  Clayton Yeutter became
               Chairman  of the Board of  Trustees  of the Board I
               Funds upon the  retirement of Leon Levy.  Effective
               March 31, 2003, Mr. Lipstein retired as a Trustee.

March 31, 2003                                                    PX0381.007

Oppenheimer Trinity Value FundSM
6803 S. Tucson Way, Centennial, CO 80112
1.800.225.5677

This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated September 24, 2002. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the
OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
2
    The Fund's Investment Policies.....................................
2
    Other Investment Techniques and Strategies.........................
3
    Investment Restrictions............................................
7
How the Fund is Managed ...............................................
8
    Organization and History...........................................
8
    Trustees and Officers..............................................
10
    The Manager........................................................
18
    The Sub-Advisor....................................................
20
Brokerage Policies of the Fund.........................................
21
Distribution and Service Plans.........................................
23
Performance of the Fund................................................
28

About Your Account
How To Buy Shares......................................................
32
How To Sell Shares.....................................................
43
How To Exchange Shares.................................................
47
Dividends, Capital Gains and Taxes.....................................
51
Additional Information About the Fund..................................
55

Financial Information About the Fund
Independent Auditors' Report...........................................
56
Financial Statements...................................................
57

Appendix A: Economic Sectors and Industry Groups.......................
A-1
Appendix B: Special Sales Charge Arrangements and Waivers..............
B-1

ABOUT The Fund

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor, Trinity
Investment Management Corporation, can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. Nonetheless, when selecting the Fund's portfolio investments, the Fund's Sub-Advisor, who is retained by the Manager, OppenheimerFunds, Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus.

      Each day the New York Stock Exchange is open for trading, the
Sub-Advisor ranks nearly all of the stocks comprising the S&P 500/Barra
Value Index according to their relative valuations, which may vary substantially from current market valuations. The S&P 500/Barra Value
Index is a subset of the Standard & Poor's Index of 500 Stocks, consisting of approximately 300 to 400 common stocks. The Sub-Advisor determines these rankings by dividing the S&P 500/Barra Value Index into 11 broad economic sectors (Appendix A) and using specially selected valuation models.

      After identifying the most undervalued and most overvalued stocks in the S&P 500/Barra Value Index, the Sub-Advisor generally selects the most attractively priced stocks for the Fund's portfolio. In order to diversify the Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the sector weights of the index (See
Appendix A).

      In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, primarily uses value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to be temporarily undervalued by various measures. The portfolio management team seeks stocks having prices that are relatively low in relation to what the team considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      Some of the measures used to identify undervalued stocks include, among others:
o     Dividend Discount, which calculates the present value of the projected stream of future dividends. Stocks that sell at discounts to present value are favored.
o     Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months.
o     Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio. The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth.

o     Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o     Price/book value Ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o     Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.

      There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of long-term capital growth.
Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund.

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would be 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund is expected to have a portfolio turnover rate of between 90 - 130%
annually.. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Temporary Defensive Investments. For temporary defensive
purposes, the Fund can invest in repurchase agreements and a variety of
"money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities in which the Fund may invest.

o     Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the
Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding
illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment
Company Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and
Exchange Commission, the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities.
Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

o     U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S.
government. The obligations of U.S. government agencies or
instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United
States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal.

o     Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o     obligations issued or guaranteed by a domestic or foreign bank
               (including a foreign branch of a domestic bank) having
               total assets of at least $1 billion,
o     banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S.
               commercial bank with total assets of at least U.S. $1
               billion.

      The Fund can make time deposits. These are non-negotiable
deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less.
"Banks" include commercial banks, savings banks and savings and loan associations.
o

         Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's
Rating Services ("Standard & Poor's") and Moody's Investors Service,
Inc., ("Moody's). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard
& Poor's or "Aa" by Moody's.

      The Fund may buy commercial paper, including U.S.
dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o     Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

      Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time.
Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

      The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the
Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5%
of its total assets.

|X|   Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the
Fund's Board of Trustees. These loans are limited to not more than 10%
of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The
Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the
Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.
      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal
Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments.
Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933.

      As a fundamental policy, the Fund will not invest more than 10%
of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The
Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions may not apply to purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities
Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment
Company Act.  The Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.
As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.
Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      Policies described in the Prospectus or this Statement of
Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate.
The Fund's principal investment policies are described in the
Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the
Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or
instrumentalities or securities of other investment companies.

o     The Fund cannot invest in companies for the purpose of acquiring control or management of them.

o     The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements.

o     The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.

o     The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot invest in physical commodities or commodity contracts. This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies.

o     The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions.

o     The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not
"Fundamental" Policies?

      The Fund has additional operating policies that are not
"fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund.

      For purposes of the Fund's policy not to concentrate its
investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional
Information. That is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a
Massachusetts business trust in May 1999.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.
The Trustees meet periodically throughout the year to oversee the
Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.
|X|   Classes  of  Shares.   The   Trustees  are   authorized,   without
shareholder  approval,  to create new series and classes of shares.  The
Trustees  may  reclassify  unissued  shares of the Fund into  additional series or  classes of shares.  The  Trustees  also may divide or combine the shares of a class into a greater or lesser number of shares  without changing the proportionate  beneficial  interest of a shareholder in the
Fund.  Shares do not have  cumulative  voting  rights or  preemptive  or subscription  rights.  Shares  may be  voted  in  person  or by proxy at shareholder  meetings.  The Fund  currently  has five classes of shares:
Class A, Class B, Class C,  Class N and Class Y. All  classes  invest in the same  investment  portfolio.  Only  retirement  plans  may  purchase
Class N  shares.  Only  certain  institutional  investors  may  elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the
Fund is not required to hold, and does not plan to hold,  regular annual meetings of  shareholders.  The Fund will hold meetings when required to do so by the  Investment  Company Act or other  applicable  law. It will also do so when a shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a
Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the
Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for
indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Board of Trustees has an Audit Committee, a Study Committee
and a Proxy Committee.  The members of the Audit Committee are Kenneth
Randall (Chairman), Benjamin Lipstein and Edward Regan.  The Audit
Committee held five meetings during the Fund's fiscal year ended July
31, 2002. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit
Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Study Committee are Benjamin Lipstein
(Chairman), Robert Galli and Elizabeth Moynihan.  The Study Committee
held seven meetings during the Fund's fiscal year ended July 31, 2002.
The Study Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and
Distribution Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman),
Russell Reynolds and Clayton Yeutter.  The Proxy Committee held no meetings during the Fund's fiscal year ended July 31, 2002.  The Proxy
Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an independent trustee of the Fund ("Independent Trustee").
Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the
Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially
owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund   Oppenheimer International Growth Fund
                                        Oppenheimer  International  Small Company
Oppenheimer Capital Appreciation Fund   Fund
Oppenheimer Capital Preservation Fund   Oppenheimer Money Market Fund, Inc.
Oppenheimer Developing Markets Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Discovery Fund              Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund        Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund  Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund             Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund                 Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer  Gold  &  Special  Minerals
Fund                                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                 Oppenheimer U.S. Government Trust

      In addition to being a trustee or director of the Board I Funds,
Mr. Galli is also a director or trustee of 10 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the
Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares is waived for that group because of the economies of sales efforts realized by the
Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack,
and Mses. Bechtolt, Feld and Ives respectively hold the same offices with one or more of the other Board I Funds as with the Fund.  As of
August 29, 2002 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent
Trustee, and his or her family members, do not own securities of either the Manager, Distributor or Sub-Advisor of the Board I Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or Sub-Advisor.

|X|   Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Search Group, Inc. ("The Directorship Search Group"), a director recruiting firm that provided consulting services to Massachusetts
Mutual Life Insurance Company (which controls the Manager) for fees aggregating $110,000 from January 1, 2000 through December 31, 2001, an amount representing less than 5% of the annual revenues of The
Directorship Search Group, Inc. Mr. Reynolds estimates that The
Directorship Search Group will bill Massachusetts Mutual Life Insurance
Company $150,000 for services to be provided during the calendar year
2002.

      The Independent Trustees have unanimously (except for Mr.
Reynolds, who abstained) determined that the consulting arrangements between The Directorship Search Group, Inc. and Massachusetts Mutual
Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds' status as an
Independent Trustee. Nonetheless, to assure certainty as to
determinations of the Board and the Independent Trustees as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Trustees, Mr. Reynolds will not be counted for purposes of
determining whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

     The address of each Trustee in the chart below is 6803 S. Tucson
Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,     Principal   Occupation(s)   During  Past  5 Dollar     Aggregate
                                                                          Dollar
                                                                          Range of
                                                                          Shares
                                                                          Beneficially
                                                                          Owned in
                                                                          any of
                                                               Range of   the
Age, Position(s)                                               Shares     Oppenheimer
Held with Fund     Years  /  Other  Trusteeships/Directorships BeneficiallFunds
and Length of      Held by Trustee / Number of  Portfolios  in Owned in   Overseen
Service            Fund Complex Currently Overseen by Trustee   the Fund  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Leon Levy,         General  Partner  (since  1982) of  Odyssey   None       None
Chairman of the    Partners,  L.P.  (investment   partnership)
Board of Trustees  and  Chairman of the Board  (since 1981) of
Trustee since 1999 Avatar   Holdings,    Inc.   (real   estate
Age: 76            development).  Oversees  31  portfolios  in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,   A trustee or director of other  Oppenheimer   None       Over
Trustee since 1999 funds.   Formerly  Vice  Chairman  (October
Age: 69            1995-December   1997)   of   the   Manager.
                   Oversees    41     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.         The Director  (since 1991) of the Institute   None       Over
Griffiths,         for  Advanced   Study,   Princeton,   N.J.,
Trustee since 1999 director  (since  2001) of GSI Lumonics and
Age: 63            a  member  of  the   National   Academy  of
                   Sciences   (since   1979);   formerly   (in
                   descending  chronological order) a director
                   of Bankers Trust  Corporation,  Provost and
                   Professor    of    Mathematics    at   Duke
                   University,    a   director   of   Research
                   Triangle  Institute,  Raleigh,  N.C., and a
                   Professor   of   Mathematics   at   Harvard            $100,000
                   University.  Oversees 31  portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Benjamin           Professor  Emeritus  of  Marketing,   Stern   None       Over
Lipstein, Trustee  Graduate       School      of      Business
since 1999         Administration,    New   York   University.
Age: 79            Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.                              $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,    Director (January 2002-present), Columbia   $None1       None1
Trustee since 2002 Equity Financial Corp. (privately-held
Age: 50            financial adviser); Managing Director
                   (January 2002-present), Carmona Motley,
                   Inc. (privately-held financial adviser);
                   Formerly he held the following positions:
                   Managing Director (January 1998-December
                   2001), Carmona Motley Hoffman, Inc.
                   (privately-held financial adviser);
                   Managing Director (January 1992-December
                   1997), Carmona Motley & Co.
                   (privately-held financial adviser).
                   Oversees 31 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Elizabeth B.       Author  and  architectural   historian;   a                       ,000
Moynihan,          trustee  of the  Freer  Gallery  of Art and
Trustee since 1999 Arthur  M.  Sackler  Gallery   (Smithsonian
Age: 72            Institute),   Trustees   Council   of   the
                   National  Building  Museum; a member of the   None    $50,001-$100
                   Trustees  Council,  Preservation  League of
                   New York State.  Oversees 31  portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A.         A  director  of  Dominion  Resources,  Inc.   None       Over
Randall, Trustee   (electric   utility  holding  company)  and
since 1999         Prime Retail,  Inc. (real estate investment
Age: 75            trust);  formerly  a director  of  Dominion
                   Energy,  Inc. (electric power and oil & gas
                   producer),  President  and Chief  Executive
                   Officer  of  The  Conference   Board,  Inc.
                   (international    economic   and   business
                   research)  and  a  director  of  Lumbermens
                   Mutual    Casualty    Company,     American
                   Motorists  Insurance  Company and  American            $100,000
                   Manufacturers   Mutual  Insurance  Company.
                   Oversees    31     portfolios     in    the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward V. Regan,   President,    Baruch   College,   CUNY;   a   None    $50,001-$100,000
Trustee since 1999 director of RBAsset (real estate  manager);
Age: 72            a director of OffitBank;  formerly Trustee,
                   Financial  Accounting  Foundation (FASB and
                   GASB),   Senior   Fellow  of  Jerome   Levy
                   Economics    Institute,    Bard    College,
                   Chairman    of     Municipal     Assistance
                   Corporation  for the City of New York,  New
                   York State  Comptroller  and Trustee of New
                   York  State  and  Local   Retirement  Fund.
                   Oversees  31  investment  companies  in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.         Chairman  (since 1993) of The  Directorship   None    $10,001-$50,000
Reynolds, Jr.,     Search Group,  Inc.  (corporate  governance
Trustee since 1999 consulting  and  executive  recruiting);  a
Age: 70            life   trustee   of   International   House
                   (non-profit educational organization),  and
                   a  trustee  (since  1996) of the  Greenwich
                   Historical Society.  Oversees 31 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Donald W. Spiro,   Chairman  Emeritus  (since January 1991) of   None       Over
Vice Chairman of
the Board of       the Manager.  Formerly a director  (January
Trustees,          1969-August 1999) of the Manager.  Oversees
Trustee since 1999 31  portfolios   in  the   OppenheimerFunds            $100,000
Age: 76            complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K.         Of Counsel  (since  1993),  Hogan & Hartson   None    $50,001-$100,000
Yeutter, Trustee   (a   law   firm).   Other    directorships:
since 1999         Caterpillar,    Inc.   (since   1993)   and
Age: 71            Weyerhaeuser Co. (since 1999).  Oversees 31
                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh
Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address,    Principal   Occupation(s)   During  Past  5 Dollar      Aggregate
                                                                           Dollar
                                                                          Range of
                                                                         y Shares
                                                              Range of   Beneficially
Age, Position(s)                                              Shares      Owned in
Held with Fund    Years  /  Other  Trusteeships/Directorships Beneficiallany of the
and Length of     Held by Trustee / Number of  Portfolios  in Owned in   Oppenheimer
Service           Fund Complex Currently Overseen by Trustee   the Fund     Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive   Officer  and
President and     director  (since  June 2001) and  President    None       Over
Trustee,          (since  September  2000)  of  the  Manager;             $100,000
Trustee since     President  and a  director  or  trustee  of
October 2001      other  Oppenheimer  funds;  President and a
Age: 53           director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the Manager);  a director of the investment
                  advisory  subsidiaries of the Manager:  OFI
                  Institutional  Asset  Management,  Inc. and
                  Centennial  Asset  Management   Corporation
                  (since  November 2001),  HarbourView  Asset
                  Management   Corporation  and  OFI  Private
                  Investments,   Inc.   (since   July  2001);
                  President  (since  November  1, 2001) and a
                  director  (since July 2001) of  Oppenheimer
                  Real  Asset  Management,  Inc.;  a director
                  (since    November    2001)   of    Trinity
                  Investment  Management  Corp.  and  Tremont
                  Advisers,    Inc.    (Investment   advisory
                  affiliates of the Manager);  Executive Vice
                  President    (since   February   1997)   of
                  Massachusetts    Mutual   Life    Insurance
                  Company (the Manager's parent  company);  a
                  director   (since   June   1995)   of   DBL
                  Acquisition  Corporation;  formerly,  Chief
                  Operating  Officer   (September   2000-June
                  2001)  of  the   Manager;   President   and
                  trustee  (November  1999-November  2001) of
                  MML Series  Investment  Fund and MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees    69     portfolios     in    the
                  OppenheimerFunds complex.
-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows:
Messrs. Molleur and Zack and Ms. Feld is 498 Seventh Avenue, New York,
NY 10018, Messrs. Masterson, Vottiero and Wixted and Mses. Bechtolt and
Ives is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age,       Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian W. Wixted,          Senior Vice President and Treasurer  (since March 1999) of
Treasurer, Principal      the Manager;  Treasurer  (since March 1999) of HarbourView
Financial and Accounting  Asset Management Corporation,  Shareholder Services, Inc.,
Officer (since April      Oppenheimer    Real    Asset    Management    Corporation,
1999)                     Shareholder   Financial   Services,    Inc.,   Oppenheimer
Age: 42                   Partnership Holdings, Inc., OFI Private Investments,  Inc.
                          (since March 2000),  OppenheimerFunds  International  Ltd.
                          and Oppenheimer  Millennium Funds plc (since May 2000) and
                          OFI Institutional  Asset Management,  Inc. (since November
                          2000)  (offshore  fund  management   subsidiaries  of  the
                          Manager);  Treasurer and Chief  Financial  Officer  (since
                          May 2000) of  Oppenheimer  Trust  Company (a trust company subsidiary of the  Manager);  Assistant  Treasurer  (since
                          March  1999)  of   Oppenheimer   Acquisition   Corp.   and
                          OppenheimerFunds   Legacy   Program  (since  April  2000);
                          formerly  Principal  and Chief  Operating  Officer  (March
                          1995-March  1999),   Bankers  Trust   Company-Mutual  Fund
                          Services  Division.  An  officer of 85  portfolios  in the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Connie Bechtolt,          Assistant Vice  President of the Manager (since  September
Assistant Treasurer       1998);   formerly   Manager/Fund   Accounting   (September
(since October 10, 2002)  1994-September  1998) of the  Manager.  An  officer  of 72
Age: 39                   portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                          Vice  President/Fund  Accounting  of  the  Manager  (since
Philip Vottiero,          March 2002); formerly Vice President/Corporate  Accounting
Assistant Treasurer       of the Manager  (July  1999-March  2002) prior to which he
(since August 15, 2002)   was Chief Financial Officer at Sovlink  Corporation (April
Age: 39                   1996-June  1999).  An  officer  of 72  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,           Senior  Vice  President   (since  May  1985)  and  General
Secretary (since          Counsel  (since  February  2002) of the  Manager;  General
November 1, 2001)         Counsel   and  a  director   (since   November   2001)  of
Age: 54                   OppenheimerFunds Distributor,  Inc.; Senior Vice President
                          and General  Counsel (since  November 2001) of HarbourView
                          Asset  Management   Corporation;   Vice  President  and  a
                          director (since November 2000) of Oppenheimer  Partnership
                          Holdings,  Inc.;  Senior Vice  President,  General Counsel
                          and  a  director  (since  November  2001)  of  Shareholder
                          Services,  Inc., Shareholder Financial Services, Inc., OFI
                          Private Investments,  Inc.,  Oppenheimer Trust Company and
                          OFI Institutional Asset Management,  Inc.; General Counsel
                          (since  November  2001)  of  Centennial  Asset  Management
                          Corporation;   a  director   (since   November   2001)  of
                          Oppenheimer  Real  Asset   Management,   Inc.;   Assistant
                          Secretary  and  a  director   (since   November  2001)  of
                          OppenheimerFunds   International   Ltd.;   Vice  President
                          (since November 2001) of OppenheimerFunds  Legacy Program;
                          Secretary    (since    November   2001)   of   Oppenheimer
                          Acquisition   Corp.;   formerly   Acting  General  Counsel
                          (November   2001-February   2002)  and  Associate  General
                          Counsel (May 1981-October 2001) of the Manager;  Assistant
                          Secretary   of    Shareholder    Services,    Inc.    (May
                          1985-November 2001),  Shareholder Financial Services, Inc.
                          (November     1989-November    2001);     OppenheimerFunds
                          International  Ltd. and Oppenheimer  Millennium  Funds plc
                          (October  1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip T. Masterson,      Vice President and Assistant Counsel of the Manager
Assistant Secretary       (since July 1998); formerly, an associate with Davis,
(since August 15, 2002)   Graham, & Stubbs LLP (January 1997-June 1998). An officer
Age: 38                   of 72 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Denis R. Molleur,         Vice  President and Senior  Counsel of the Manager  (since
Assistant Secretary       July  1999);  formerly  a  Vice  President  and  Associate
(since November 1, 2001)  Counsel of the  Manager  (September  1995-July  1999).  An
Age: 44                   officer of 82 portfolios in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Katherine P. Feld,        Vice  President  and Senior  Counsel  (since July 1999) of
Assistant Secretary       the  Manager;   Vice   President   (since  June  1990)  of
(since November 1, 2001)  OppenheimerFunds   Distributor,   Inc.;   Director,   Vice
Age: 44                   President  and  Secretary  (since June 1999) of Centennial
                          Asset Management Corporation;  Vice President (since 1997)
                          of Oppenheimer Real Asset Management,  Inc.; formerly Vice
                          President  and  Associate  Counsel  of the  Manager  (June
                          1990-July  1999).  An  officer  of 85  portfolios  in  the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,         Vice President and Assistant  Counsel (since June 1998) of
Assistant Secretary       the   Manager;    Vice    President    (since   1999)   of
(since November 1, 2001)  OppenheimerFunds  Distributor,  Inc.;  Vice  President and
Age: 36                   Assistant Secretary (since 1999) of Shareholder  Services,
                          Inc.;   Assistant   Secretary  (since  December  2001)  of
                          OppenheimerFunds  Legacy Program and Shareholder Financial
                          Services,  Inc.;  formerly  Assistant  Vice  President and
                          Assistant  Counsel of the Manager (August 1997-June 1998);
                          Assistant  Counsel  of  the  Manager  (August  1994-August
                          1997).    An   officer   of   85    portfolios    in   the
                          OppenheimerFunds complex.
-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund and one of the
Trustees of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the
Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2002. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the Board during the calendar year 2001.

----------------------------------------------------------------------------------
  Trustee Name and      For Fiscal Year Ended    For Calendar Year Ended12/31/01
     Other Fund
    Position(s)
  (as applicable)             07/31/02
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                       Aggregate    Retirement     Estimated          Total
                                                                  Compensation
                                                     Annual         From All
                                                   Retirement      Oppenheimer
                                                 Benefits Paid   Funds For Which
                                     Benefits    at Retirement     Individual
                                    Accrued as      from all        Serves As
                     Compensation  Part of Fund  Board I Funds  Trustee/Director
                      from Fund1     Expenses     (33 Funds) 2     (33 Funds)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Leon Levy                 $30           $11         $137,560        $173,700
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Robert G. Galli           $18           $32         $32,7662        $202,8863
Study Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Phillip Griffiths        $104           $8           $6,803          $54,889
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Benjamin Lipstein         $26           $0          $118,911        $150,152
Study Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joel W. Motley5           $0            $0             $0              $0
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Elizabeth         B.
Moynihan
Study Committee           $18           $41         $52,348         $105,760
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Kenneth A. Randall        $17           $25         $76,827          $97,012
Audit Committee
Chairman
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Edward V. Regan           $17           $44         $42,748          $95,960
Proxy Committee
Chairman, Audit
Committee Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Russell S.                $13           $27         $46,197          $71,792
Reynolds, Jr.
Proxy Committee
Member
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Donald Spiro              $13           $10          $3,625          $64,080
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Clayton K. Yeutter       $136           $21         $31,982          $71,792
Proxy Committee
Member
----------------------------------------------------------------------------------
1.    Aggregate  compensation  from the Fund  includes fees and deferred compensation, if any.
2.    Estimated annual  retirement  benefits paid at retirement is based on a straight  life  payment  plan  election.  The amount for Mr.  Galli
   includes   $14,818   for   serving  as  a  trustee  or  director  of  10
   Oppenheimer funds that are not Board I Funds.
3.    Includes  $97,126 for Mr. Galli for serving as trustee or director of 10 Oppenheimer funds that are not Board I Funds.
4.    Aggregate  compensation  from the Fund includes $5 deferred  under
   Deferred Compensation Plan described below.
5.    Appointed to the Board on October 10, 2002 and  therefore  did not receive any compensation.
6.    Aggregate  compensation  from the Fund includes $3 deferred  under
   Deferred Compensation Plan described below.

|X|   Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a
Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the Board I Funds for at least 15 years to be eligible for the maximum payment. Each
Trustee's retirement benefits will depend on the amount of the
Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

|X|   Deferred Compensation Plan for Trustees. The Board of Trustees
has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more
Oppenheimer funds selected by the Trustee. The amount paid to the
Trustee under the plan is determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an
Order issued by the Securities and Exchange Commission, the Fund may
invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders. As of August 29, 2002, the only persons who owned of record or who were known by the Fund to own of record 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and
Class Y shares were:
      Blake Gall, 131 Blackberry Ln., Boalsburg, PA 16827-1062, who
      owned 24,740.527 Class A shares (5.65% of the Class A shares then outstanding).

      MLPF&S For the Sole Benefit of its Customers Attn: Fund Admn/#,
      4800 Deer Lake Dr E Fl 3., Jacksonville, FL 32246-6484, which owned 18,835.963 Class B shares and 14,415.801 Class C shares
      (8.15% of the Class B shares and 7.15% of the Class C shares then outstanding).

      RPSS TR Superior Tool & Die Co Inc., 401K Plan, Attn: John
      Pickens., PO Box 2640, Florence AL 35630-0024, which owned
      16,237.744 Class C shares (8.05% of the Class C shares then outstanding).

      New York Yacht Club Pension Plan, Attn: Susan Cisneros, 498
      Seventh Avenue, 14th Floor, NY, NY  10018, which owned 39,718.363
      Class Y shares (58.37% of the Class Y shares then outstanding).

      Persumma Financial Services, 275 Grove St., Auburndale, MA
      02466-2272, which owned 28,223.500 Class Y shares (41.47% of the
      Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life
Insurance Company.

|X|   Code of Ethics. The Fund, the Manager, the Sub-Advisor and the
Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The  Code of  Ethics  is an  exhibit  to the  Fund's  registration statement  filed with the Securities and Exchange  Commission and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,
D.C.  You can obtain  information  about the hours of  operation  of the
Public Reference Room by calling the SEC at 1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement
on  the  SEC's  EDGAR  database  at  the  SEC's   Internet   website  at
www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by
electronic     request    at    the    following     E-mail     address:
publicinfo@sec.gov.,  or  by  writing  to  the  SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

|X|   The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The
Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the
Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the
Sub-Advisor buys and sells portfolio securities for the Fund. The members of the portfolio management team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below.
      Under the investment advisory agreement, the Fund pays the
Manager an annual fee in monthly installments, based on the average daily net assets of the Fund. That fee is described in the prospectus.

    The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------
Fiscal    Year   ended     Management Fees Paid to
7/31:                      OppenheimerFunds, Inc.
-------------------------------------------------------
-------------------------------------------------------
        20001                      $22,550
-------------------------------------------------------
-------------------------------------------------------
         2001                      $54,314
-------------------------------------------------------
-------------------------------------------------------
         2002                      $58,407
-------------------------------------------------------
1.    For the period from 9/1/99 (commencement of operations) to
               7/31/00.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names
"Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name.

|X|   Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requested for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the
         Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the
         Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its
shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager.
The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the
Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC
Rules regarding the independence of counsel.

      In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding
circumstances. The Board engages in a similar analysis and approval process with respect to the Sub-Advisory Agreement.

The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company. The Manager and the
Sub-Advisor are affiliates.

      The Sub-Advisory Agreement. Under the Sub-Advisory Agreement
between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio management team of the Fund without the written approval of the Manager. The Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the
Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the
Sub-Advisory Agreement is paid by the Manager, not by the Fund. The fee declines on additional assets as the Fund grows: 0.25% of the first
$150 million of average
annual net assets of the Fund; 0.17% of the next $350 million; and
0.14% of average annual net assets in excess of $500 million.

      The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under
the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement and the
Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the
Sub-Advisory Agreement is to arrange the portfolio transactions for the
Fund. The Fund's investment advisory agreement with the Manager and the
Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company
Act. They may employ broker-dealers that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable.

      The  Manager  and  the  Sub-Advisor   need  not  seek  competitive
commission  bidding.  However,  they  are  expected  to be  aware of the current rates of eligible  brokers and to minimize the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the
Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

    The Sub-Advisory Agreement permits the Sub-Advisor to enter into
"soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the
Sub-Advisor will undertake to place brokerage business with
broker-dealers who pay third parties that provide services. Any such
"soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trustees and in compliance with applicable law.

Brokerage Practices Followed by the Manager and Sub-Advisor. Brokerage
for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory Agreement and the procedures and rules described above. Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio management
team. In certain instances, the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.
Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.

      The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the
Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts.

      When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called
"free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund.

      Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter.
Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement and the Sub-Advisory Agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the
Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment
decision-making process may be paid in commission dollars.

      The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the
Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

-------------------------------------------------------------------------
    Fiscal Year Ended 7/31      Total Brokerage Commissions Paid by the
                                                 Fund1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
            20002                               $12,307
-------------------------------------------------------------------------
-------------------------------------------------------------------------
             2001                               $20,253
-------------------------------------------------------------------------
-------------------------------------------------------------------------
             2002                              $20,3373
-------------------------------------------------------------------------
1.    Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2.    For the period from 9/1/99 (commencement of operations) to
      7/31/00.
3.    In the fiscal year ended 7/31/02, the amount of transactions directed to brokers for research services was $1,574,950 and the amount of the commissions paid to broker-dealers for those services was $1,840.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the
Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The
Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing
prospectuses, other than those furnished to existing shareholders. The
Distributor is not obligated to sell a specific number of shares.
Expenses normally attributable to sales are borne by the Distributor.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------
Fiscal    Aggregate        Class A
                           Front-End
Year      Front-End Sales  Sales Charges
Ended     Charges on       Retained by
7/31:     Class A Shares   Distributor1
-------------------------------------------
-------------------------------------------
  20002       $10,091          $2,654
-------------------------------------------
-------------------------------------------
  2001        $24,278          $12,180
-------------------------------------------
-------------------------------------------
  2002        $30,204          $13,553
-------------------------------------------
1.    Includes amounts retained by a broker-dealer  that is an affiliate or a parent of the Distributor.
2.    For  the  period  from  9/1/99  (commencement  of  operations)  to
   7/31/00.

-----------------------------------------------------------------------------
Fiscal    Concessions on   Concessions on   Concessions on  Concessions on
Year      Class A Shares   Class B Shares   Class C Shares  Class N Shares
Ended     Advanced by      Advanced by      Advanced by     Advanced by
7/31:     Distributor1     Distributor1     Distributor1    Distributor1
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  20002        $1,281          $18,872          $6,991            N/A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2001         $3,994          $29,187          $11,144          None3
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002          $456           $22,980          $7,657            $328
-----------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to  dealers  for certain  sales of Class A shares  and for  sales of Class B,  Class C and Class N shares from its own resources at the time of sale.
2.    For  the  period  from  9/1/99  (commencement  of  operations)  to
   7/31/00.
3.    The inception date of Class N shares was 3/1/01.

-----------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C          Class N
          Contingent       Contingent       Contingent       Contingent
Year      Deferred Sales   Deferred Sales   Deferred Sales   Deferred Sales
Ended     Charges          Charges          Charges          Charges
7/31      Retained by      Retained by      Retained by      Retained by
          Distributor      Distributor      Distributor      Distributor
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  2002          None            $5,446            $234             $14
-----------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for
Class A shares and Distribution and Service Plans for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act.
Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent
Trustees2, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make
payments to affiliates, in their sole discretion, from time to time, may use their own resources (at no direct cost to the fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan
continues in effect from year to year but only if the Fund's Board of
Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the
Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six
(6) years, the Fund must obtain the approval of both Class A and Class
B shareholders for a proposed material
amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent
Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all
Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. . Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the
Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a
contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to
Recipients in advance for the first year after the shares are purchased.  After the first year shares are outstanding, the
Distributor makes service fee payments to Recipients quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended July 31, 2002,  payments  made under the
Class A Plan totaled $7,879 all of which was paid by the  Distributor to
recipients   that   included   $1,654  paid  to  an   affiliate  of  the
Distributor's parent company. Any unreimbursed  expenses the Distributor incurs  with  respect  to Class A shares in any  fiscal  year  cannot be recovered in subsequent years. The
Distributor may not use payments  received under the Class A Plan to pay any of its  interest  expenses,  carrying  charges,  or other  financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  The Class B, Class C and Class N plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the
Fund under the plan during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance.  However, the
Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased.  After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares.  The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e.
shareholders without the services of a broker directly invest in the
Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the
         resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and
         Class N shares, and
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state
         "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class
         B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other
         non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most
         competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts
         currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and
         services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and
Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the
Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------
      Distribution Fees Paid to the Distributor for the Year Ended 7/31/02
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                Unreimbursed
                                            Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Plan     $19,076        $15,7991          $43,550            2.75%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Plan     $16,996        $7,1012           $24,922            1.72%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Plan       $60            $58              $513              1.78%
---------------------------------------------------------------------------------
1.    Includes  $292 paid to an  affiliate of the  Distributor's  parent company.
2.    Includes $2,035 paid to an affiliate of the  Distributor's  parent company.

    All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National
Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include
"cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the
Fund's Transfer Agent at 1.800.CALL.OPP or by visiting the
OppenheimerFunds Internet website at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in
advertisements must comply with rules of the Securities and Exchange
Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o     The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are
separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price)
is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/02 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N
12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000
("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate
in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemption)
  P

o     Cumulative Total Return. The "cumulative total return"
calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares.  There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------
    The Fund's Total Returns for the Periods Ended 07/31/02
----------------------------------------------------------------
----------------------------------------------------------------
Class of  Cumulative           Average Annual Total Returns
          Total    Returns
          (10   Years   or
 Shares   Life of Class)
----------------------------------------------------------------
----------------------------------------------------------------
                                 1-Year            5-Year
                                                 (or life of
                                                   class)
----------------------------------------------------------------
----------------------------------------------------------------
          After    Without  After    Without  After    Without
          Sales    Sales    Sales    Sales    Sales    Sales
          Charge   Charge   Charge   Charge   Charge   Charge
----------------------------------------------------------------
----------------------------------------------------------------
Class A   -27.35%1 -22.92%1 -28.65%  -24.30%  -10.38%1 -8.54%1
----------------------------------------------------------------
----------------------------------------------------------------
Class B   -26.98%1 -24.83%1 -28.53%  -24.93%  -10.22%1 -9.32%1
----------------------------------------------------------------
----------------------------------------------------------------
Class C   -24.06%1 -24.06%1 -25.63%  -24.91%  -9.00%1  -9.00%1
----------------------------------------------------------------
----------------------------------------------------------------
Class N   -24.68%2 -23.95%2 -25.27%  -24.55%  -18.13%2 -17.57%2
----------------------------------------------------------------
----------------------------------------------------------------
Class Y     N/A    -22.35%1   N/A    -24.02%    N/A    -8.31%1
----------------------------------------------------------------
1.    Inception date of Class A, Class B, Class C and Class Y: 09/01/99
2.    Inception date of Class N: 3/1/01

     ----------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares1 (After Sales
                    Charge) For the Periods Ended 07/31/02
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
                                         1-Year              5-Year
                                                       (or life of class)
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -29.72%            -10.88%1
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     After Taxes on Distributions        -17.21%             -8.26%1
     and Redemption of Fund Shares
     ----------------------------------------------------------------------
     1. Inception date of Class A: 09/01/99
Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its
Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

|X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar  Rankings.  From time to time the Fund may publish the
star   ranking  of  the   performance   of  its  classes  of  shares  by
Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar ranks mutual funds in their specialized  market sector.  The
Fund is included in the domestic stock funds category.

      Morningstar proprietary star rankings reflect historical
risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on
downward variations and rewarding consistent performance.   The top 10%
of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall
Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and 10-year (if applicable) Morningstar Rating metrics.

|X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its
advertisements and sales literature performance information about the
Fund cited in newspapers and other periodicals such as The New York
Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC
and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other
Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the  earnings of  companies  included  in  segments of  particular industries, sectors, securities markets, countries or regions,
o     the  availability of different types of securities or offerings of securities,
o     information  relating  to the  gross  national  or gross  domestic product of the United States or other countries or regions,
o     comparisons  of various  market  sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares
Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective November 1, 2002, for any new
Asset Builder Plan, each purchase through AccountLink must be at least
$50 and shareholders must invest at least $500 before an Asset Builder
    ---
Plan can be established on a new account. Accounts established prior to
November 1, 2001 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through
the ACH system before the close of The New York Stock Exchange. The
Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of
Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of
Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales
charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your
            joint accounts, or for trust or custodial accounts on
            behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate
            that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred
            sales charge to reduce the sales charge rate for current
            purchases of Class A shares, provided that you still hold
            your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Champion Income Fund          Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Emerging Growth Fund          Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Enterprise Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund
Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  S&P 500 Index
Fund                                      Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this
Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider
Class C or Class N shares you purchase or may have purchased.

      A Letter of Intent is an investor's statement in writing to the
Distributor of the intention to purchase Class A shares or Class A and
Class B shares of the Fund (and other Oppenheimer funds) during a
13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the
Letter will be made at the offering price (including the sales charge)
that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below
(those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds prototype  401(k)  plans  under a  Letter  of  Intent.  If the  intended
purchase   amount   under  a  Letter  of  Intent   entered  into  by  an
OppenheimerFunds  prototype  401(k) plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of concessions  paid  to the  broker-dealer  or  financial  institution  of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the
Letter of Intent period.  All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in
the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the
Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the
Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a
            Class A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that
            were acquired subject to a Class A initial or contingent
            deferred sales charge or (2) Class B shares of one of the
            other Oppenheimer funds that were acquired subject to a
            contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be
exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange
Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is
$25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002.
However, as described above under "AccountLink," for Asset Builder
Plans established on or after November 1, 2002, the minimum investment for new Asset Builder Plans will increase to $50, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
             ---
Builder Plan can be established. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset Builder Plans may not
be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the
Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset
Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of
Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &
Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer
Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne
solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of
$500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the
Distributor, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class
N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of
applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the
IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares.  In addition to the
description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this
            Statement of Additional Information) which have entered
            into a special agreement with the Distributor for that
            purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan
            sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is
            $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the
            broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
            redemption proceeds of Class A shares of one or more
            Oppenheimer funds (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
            redemption proceeds of  Class C shares of one or more
            Oppenheimer funds held by the plan for more than one year
            (other than rollovers from an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan to any IRA invested in the
            Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the
Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to
its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the Fund's assets and are  not paid directly by shareholders.
However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,
and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27,
2002, a $12 annual fee is charged on any account valued at less than
$500.  This fee will not be charged for:
o     Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o     Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o     OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o     Certain accounts held by broker-dealers through the National
         Securities Clearing Corporation; and
o     Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

      The fee is charged annually on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for
           ------------------------
instructions.

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther
King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day.
Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when
shareholders may not purchase or redeem shares. Additionally, trading on European and Asian
stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock
Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. If such determination is made, the Manager, acting through an internal valuation committee, will establish a valuation for such security subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation.  The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on
Nasdaq(R)are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal
               exchange on which they are traded or on Nasdaq, as
               applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price
               preceding the valuation date if it is within the spread
               of the closing "bid" and "asked" prices on the valuation
               date or, if not,  at the closing "bid" price on the
               valuation date.
o     Equity securities traded on a foreign securities exchange
generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded
               at its last trading session on or immediately before the
               valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded
               or, on the basis of reasonable inquiry, from two market
               makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and
   "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid"
   and "asked" prices determined by a pricing service approved by the
   Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60
               days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity
               of 60 days or less.
o     The following securities are valued at cost, adjusted for
   amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a
(2)
           maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(3)   debt instruments held by a money market fund that have a
               remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no
"asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of
Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between
"bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or
         Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange
Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or
Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the
Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one
shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share."
That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the
Transfer Agent at its address listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional
Information.  The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made.
Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P
(available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the
Distributor, and the Transfer Agent
assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and
Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.
Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock
Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the
Exchange closes at 4:00 P.M., but may do so earlier on some days.
Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic
Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.
Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N
shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.  These provisions may be
amended from time to time by the Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the
Transfer Agent to exchange a pre-determined amount of shares of the
Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1,
2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

|X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal  payments.  Shares acquired without a sales
charge  will  be  redeemed   first.   Shares  acquired  with  reinvested
dividends  and  capital  gains  distributions  will  be  redeemed  next, followed  by  shares  acquired  with  a  sales  charge,  to  the  extent necessary  to  make  withdrawal  payments.  Depending  upon  the  amount withdrawn,  the  investor's  principal  may be depleted.  Payments  made under these plans should not be  considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic
Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the
Transfer Agent.  Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or
AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the
Transfer Agent.  The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.
      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent.  The Fund may also give directions to the Transfer
Agent to terminate a Plan. The Transfer Agent will also terminate a
Plan upon its receipt of evidence satisfactory to it that the
Planholder has died or is legally incapacitated. Upon termination of a
Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the
Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the
Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the
Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the
Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and
      Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial America Fund, L.P.           Centennial New York Tax Exempt
                                              Trust
      Centennial California Tax Exempt Trust  Centennial Tax Exempt Trust
      Centennial Government Trust             Oppenheimer Money Market Fund, Inc.
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer California Municipal Fund   Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Limited Term Municipal Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Municipal Bond Fund         Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer New Jersey Municipal Fund   Limited Term New York Municipal
                                              Fund
      Oppenheimer New York Municipal Fund     Rochester Fund Municipals

      The following funds do not offer Class Y shares:
      Oppenheimer California Municipal Fund   Oppenheimer Limited Term Municipal
                                              Fund
      Oppenheimer Capital Income Fund         Oppenheimer New Jersey Municipal
                                              Fund
      Oppenheimer Cash Reserves               Oppenheimer New York Municipal Fund
      Oppenheimer Champion Income Fund        Oppenheimer Pennsylvania Municipal
                                              Fund
      Oppenheimer Convertible Securities Fund Oppenheimer Rochester National
                                              Municipals
      Oppenheimer Disciplined Allocation Fund Oppenheimer Senior Floating Rate
                                              Fund
      Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Small         Limited Term New York Municipal
      Company Fund                            Fund
o     Class Y shares of Oppenheimer Real Asset Fund may not be
      exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds.
      They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer
      Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be
      exchanged for shares of Oppenheimer Money Market Fund, Inc.,
      Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government
      Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index
      Fund and Oppenheimer Select Managers QM Active Balanced Fund are
      only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the
      Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
      They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days'
notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class
A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer
Money Market Fund, Inc. acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged
Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged
Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and
403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class
N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the
Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in
which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the
right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from
representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by
telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted.
If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business  day the  Transfer  Agent  receives an exchange request in proper  form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date, but such purchases  may be delayed by either fund up to five  business days if it determines that it would be  disadvantaged  by an immediate  transfer of
the  redemption   proceeds.   The  Fund  reserves  the  right,   in  its
discretion,  to refuse any exchange  request that may  disadvantage  it.
For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio  securities at a time or at a price that  might be  disadvantageous  to the Fund,  the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or
Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and
Automatic Withdrawal Plans cannot be switched to an account in
Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.
For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The
Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.
That is because of the effect of the asset-based sales charge on Class
B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of
Class A, Class B, Class C, Class N and Class Y shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the
Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer
Agent, to enable the investor to earn a return on otherwise idle funds.
Unclaimed accounts may be subject to state escheatment laws, and the
Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of
Additional Information is based on tax law in effect on the date of the
Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company.  The Fund has
elected to be taxed as a regulated investment company under Subchapter
M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment
company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue
Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within
12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned
requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the
Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the
Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from
November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the
Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions.  The Fund anticipates
distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period,
usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.
To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares.
Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S.
federal income tax consequences of distributions made (or deemed made)
during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).
Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29%
for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct
                                                                -------
taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.
|X|   Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her  shares,  the  shareholder  will recognize a
                -
gain  or  loss  on  the  redeemed  shares  in an  amount  equal  to  the
difference   between  the  proceeds  of  the  redeemed  shares  and  the shareholder's  adjusted  tax basis in the  shares.  All or a portion  of any loss  recognized in that manner may be disallowed if the shareholder purchases  other  shares of the Fund  within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a
shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign
Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may
elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other
Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for
reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer
Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the
Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.
Shareholders should direct inquiries about their accounts to the
Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP is the independent auditor of the Fund.
The firm audits the Fund's financial statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER TRINITY VALUE FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Trinity Value Fund, including the statement of investments, as of
 July 31, 2002, and the related statement of operations for the year then ended,
 the statements of changes in net assets for each of the two years in the period
 then ended, and the financial highlights for each of the two years in the period then ended, and the period from September 1, 1999 (inception of offering) to July 31, 2000. These financial statements and financial highlights
 are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based
 on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing
 procedures where replies from brokers were not received. An audit also includes
 assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Trinity Value Fund as of July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and the period from September 1,
 1999 (inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 August 21, 2002

STATEMENT OF INVESTMENTS  July 31, 2002

                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1
===============================================================================
 COMMON STOCKS--96.1%
-------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.7%
-------------------------------------------------------------------------------
 AUTO COMPONENTS--2.4%
 Johnson Controls, Inc.                                   2,000      $ 162,040
-------------------------------------------------------------------------------
 AUTOMOBILES--3.0%
 General Motors Corp.                                     4,300        200,165
-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--3.1%
 Centex Corp.                                             1,100         52,745
-------------------------------------------------------------------------------
 Leggett & Platt, Inc.                                    4,200         94,458
-------------------------------------------------------------------------------
 Whirlpool Corp.                                          1,100         63,107

----------
                                                                       210,310

-------------------------------------------------------------------------------
 MEDIA--5.0%
 AOL Time Warner, Inc.(1)                                14,200        163,300
-------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                          8,400        175,560

----------
                                                                       338,860

-------------------------------------------------------------------------------
 MULTILINE RETAIL--3.5%
 Nordstrom, Inc.                                          1,500         28,350
-------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc. (Holding Co.)                    2,100         36,960
-------------------------------------------------------------------------------
 Sears Roebuck & Co.                                      3,600        169,812

----------
                                                                       235,122

-------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.7%
 Office Depot, Inc.(1)                                    3,400         44,132
-------------------------------------------------------------------------------
 CONSUMER STAPLES--1.3%
-------------------------------------------------------------------------------
 FOOD PRODUCTS--1.3%
 Archer-Daniels-Midland Co.                               7,600         88,920
-------------------------------------------------------------------------------
 ENERGY--13.9%
-------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.6%
 Transocean, Inc.                                         4,100        104,550
-------------------------------------------------------------------------------
 OIL & GAS--12.3%
 Anadarko Petroleum Corp.                                 1,600         69,600
-------------------------------------------------------------------------------
 Apache Corp.                                               660         33,990
-------------------------------------------------------------------------------
 Burlington Resources, Inc.                               1,200         43,860
-------------------------------------------------------------------------------
 ChevronTexaco Corp.                                      2,100        157,500
-------------------------------------------------------------------------------
 Devon Energy Corp.                                       2,200         91,696
-------------------------------------------------------------------------------
 Exxon Mobil Corp.                                        8,200        301,432
-------------------------------------------------------------------------------
 Marathon Oil Corp.                                       2,400         58,176
-------------------------------------------------------------------------------
 Phillips Petroleum Co.                                   1,400         72,450

----------
                                                                       828,704

12
OPPENHEIMER TRINITY VALUE FUND

                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 FINANCIALS--35.6%
-------------------------------------------------------------------------------
 BANKS--4.3%
 Bank of America Corp.                                      400      $  26,600
-------------------------------------------------------------------------------
 FleetBoston Financial Corp.                              8,400        194,880
-------------------------------------------------------------------------------
 Synovus Financial Corp.                                  2,900         69,600

----------
                                                                       291,080

-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--15.2%
 Citigroup, Inc.                                         12,700        425,958
-------------------------------------------------------------------------------
 Household International, Inc.                            1,000         42,670
-------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                  7,600        189,696
-------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                4,400        156,860
-------------------------------------------------------------------------------
 Morgan Stanley                                           5,200        209,820

----------
                                                                     1,025,004

-------------------------------------------------------------------------------
 INSURANCE--14.5%
 Allstate Corp.                                           3,200        121,632
-------------------------------------------------------------------------------
 American International Group, Inc.                       3,800        242,896
-------------------------------------------------------------------------------
 Chubb Corp.                                              1,500         97,335
-------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                    2,000         86,900
-------------------------------------------------------------------------------
 Lincoln National Corp.                                   3,700        135,753
-------------------------------------------------------------------------------
 Loews Corp.                                                500         23,720
-------------------------------------------------------------------------------
 MBIA, Inc.                                                 900         44,631
-------------------------------------------------------------------------------
 MGIC Investment Corp.                                    1,500         94,500
-------------------------------------------------------------------------------
 Torchmark Corp.                                          3,600        130,464

----------
                                                                       977,831

-------------------------------------------------------------------------------
 REAL ESTATE--1.6%
 Equity Office Properties Trust                           3,900        102,882
-------------------------------------------------------------------------------
 HEALTH CARE--1.6%
-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.6%
 Cigna Corp.                                              1,200        108,000
-------------------------------------------------------------------------------
 INDUSTRIALS--5.8%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--2.6%
 Goodrich Corp.                                           1,300         29,003
-------------------------------------------------------------------------------
 Honeywell International, Inc.                            3,600        116,496
-------------------------------------------------------------------------------
 United Technologies Corp.                                  400         27,800

----------
                                                                       173,299

-------------------------------------------------------------------------------
 AIRLINES--0.4%
 Delta Air Lines, Inc.                                    1,600         24,928
-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.7%
 Rockwell Automation, Inc.                                2,700         49,950

13
OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS  Continued

                                                                  MARKET VALUE
                                                         SHARES     SEE NOTE 1
-------------------------------------------------------------------------------
 MACHINERY--2.1%
 Ingersoll-Rand Co., Cl. A                                3,700      $ 142,043
-------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--4.1%
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.1%
 Motorola, Inc.                                           6,300         73,080
-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.3%
 Hewlett-Packard Co.                                      6,100         86,315
-------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.0%
 Computer Sciences Corp.(1)                                 400         14,800
-------------------------------------------------------------------------------
 Unisys Corp.(1)                                          6,900         51,888

----------
                                                                        66,688

-------------------------------------------------------------------------------
 SOFTWARE--0.7%
 Computer Associates International, Inc.                  5,500         51,370
-------------------------------------------------------------------------------
 MATERIALS--4.1%
-------------------------------------------------------------------------------
 CHEMICALS--0.9%
 Rohm & Haas Co.                                          1,600         60,000
-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.4%
 Temple-Inland, Inc.                                      1,800         96,660
-------------------------------------------------------------------------------
 METALS & MINING--0.4%
 Allegheny Technologies, Inc.                             2,800         26,796
-------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.4%
 International Paper Co.                                  2,300         91,586
-------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--6.5%
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--6.5%
 SBC Communications, Inc.                                 1,000         27,660
-------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                12,400        115,940
-------------------------------------------------------------------------------
 Verizon Communications, Inc.                             9,000        297,000

----------
                                                                       440,600

-------------------------------------------------------------------------------
 UTILITIES--5.5%
-------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.4%
 Duke Energy Corp.                                        1,000         25,490
-------------------------------------------------------------------------------
 FirstEnergy Corp.                                        1,400         43,050
-------------------------------------------------------------------------------
 Reliant Energy, Inc.                                     2,100         21,126
-------------------------------------------------------------------------------
 TXU Corp.                                                3,300        142,329

----------
                                                                       231,995

-------------------------------------------------------------------------------
 GAS UTILITIES--2.1%
 KeySpan Corp.                                            1,000         34,900
-------------------------------------------------------------------------------
 Sempra Energy                                            4,900        103,880

----------
                                                                       138,780

----------
 Total Common Stocks (Cost $7,776,473)                               6,471,690

14
OPPENHEIMER TRINITY VALUE FUND

                                                      PRINCIPAL   MARKET VALUE
                                                         AMOUNT     SEE NOTE 1
===============================================================================
 JOINT REPURCHASE AGREEMENTS--1.8%
-------------------------------------------------------------------------------
 Undivided interest of 0.06% of joint repurchase agreement with Banc One
 Capital Markets, Inc., 1.77%, dated 7/31/02, to be repurchased at
$212,462,446
 on 8/1/02, collateralized by U.S. Treasury Bonds, 7.50%, 11/15/16, with a value
 of $110,819,035, U.S. Treasury Nts., 3.625%--6.50%, 8/31/03--2/15/10, with a value of $71,070,747 and U.S. Treasury Bills, 12/26/02, with a value of
 $34,953,398 (Cost $120,000)                             $120,000    $ 120,000

-------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $7,896,473)               97.9%   6,591,690
-------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                              2.1      143,159

---------------------
 NET ASSETS                                                 100.0%  $6,734,849

=====================

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15
OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

=============================================================================
 ASSETS
-----------------------------------------------------------------------------
 Investments, at value (cost $7,896,473)
 --see accompanying statement                                    $6,591,690
-----------------------------------------------------------------------------
 Cash                                                                   905
-----------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   356,900
 Shares of beneficial interest sold                                  10,230
 Interest and dividends                                               8,673
 Other                                                                  424
                                                                 ------------
 Total assets                                                     6,968,822

=============================================================================
 LIABILITIES
-----------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              201,419
 Legal, auditing and other professional fees                         13,576
 Shares of beneficial interest redeemed                              11,263
 Transfer and shareholder servicing agent fees                        4,526
 Distribution and service plan fees                                   1,238
 Trustees' compensation                                               1,130
 Other                                                                  821
-----------------------------------------------------------------------------
 Total liabilities                                                  233,973

=============================================================================
 NET ASSETS                                                      $6,734,849
                                                                 ============

=============================================================================
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------

 Paid-in capital                                                 $ 9,030,833
-----------------------------------------------------------------------------
 Overdistributed net investment income                               (1,119)
-----------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions          (990,082)
-----------------------------------------------------------------------------
 Net unrealized depreciation on investments                      (1,304,783)
                                                                 ------------
 NET ASSETS                                                      $6,734,849
                                                                 ============

16
OPPENHEIMER TRINITY VALUE FUND

===============================================================================
 NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $3,203,398 and 434,563 shares of beneficial interest outstanding)
$7.37
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)
$7.82
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $1,583,681
 and 220,525 shares of beneficial interest outstanding)
$7.18
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred  sales charge) and offering price
 per share (based on net assets of $1,453,261
 and 199,628 shares of beneficial interest outstanding)
$7.28
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred  sales charge) and offering price
 per share (based on net assets of $28,756 and
 3,925 shares of beneficial interest outstanding)
$7.33
-------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net  assets of $465,753 and
 62,760 shares of beneficial interest outstanding)
$7.42

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17
OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

=============================================================================
 INVESTMENT INCOME
-----------------------------------------------------------------------------

 Dividends (net of foreign withholding taxes of $1,424)         $   159,032
-----------------------------------------------------------------------------
 Interest                                                             4,570
                                                                -------------
 Total investment income                                            163,602

=============================================================================
 EXPENSES
-----------------------------------------------------------------------------

 Management fees                                                     58,407
-----------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              7,879
 Class B                                                             19,076
 Class C                                                             16,996
 Class N                                                                 60
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             16,627
 Class B                                                              8,653
 Class C                                                              7,651
 Class N                                                                 58
 Class Y                                                              3,206
-----------------------------------------------------------------------------
 Shareholder reports                                                 15,588
-----------------------------------------------------------------------------
 Legal, auditing and other professional fees                         10,559
-----------------------------------------------------------------------------
 Trustees' compensation                                                 393
-----------------------------------------------------------------------------
 Custodian fees and expenses                                             59
-----------------------------------------------------------------------------
 Other                                                                2,292
                                                                -------------
 Total expenses                                                     167,504
 Less reduction to custodian expenses                                   (59)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class A, B, C and N               (4,161)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                       (1,976)
                                                                -------------
 Net expenses                                                       161,308

=============================================================================
 NET INVESTMENT INCOME                                                2,294

=============================================================================
 REALIZED AND UNREALIZED LOSS
-----------------------------------------------------------------------------
 Net realized loss on investments                                  (990,083)
-----------------------------------------------------------------------------
 Net change in unrealized depreciation on investments            (1,231,628)
                                                                -------------
 Net realized and unrealized loss                                (2,221,711)
=============================================================================

 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(2,219,417)
                                                                =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18
OPPENHEIMER TRINITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                       2002          2001
===============================================================================
 OPERATIONS

 Net investment income (loss)                       $     2,294   $    (6,728)
-------------------------------------------------------------------------------
 Net realized gain (loss)                              (990,083)      471,500
-------------------------------------------------------------------------------
 Net change in unrealized depreciation               (1,231,628)      (91,051)

---------------------------
 Net increase (decrease) in net
 assets resulting from operations                    (2,219,417)      373,721

===============================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from net realized gain:
 Class A                                               (147,195)           --
 Class B                                                (76,463)           --
 Class C                                                (64,231)           --
 Class N                                                   (159)           --
 Class Y                                                (18,823)           --
-------------------------------------------------------------------------------
 Distributions in excess of net realized gain:
 Class A                                                   (908)           --
 Class B                                                   (470)           --
 Class C                                                   (419)           --
 Class N                                                     (3)           --
 Class Y                                                   (119)           --

===============================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                                523,137      (209,502)
 Class B                                                268,164     1,253,766
 Class C                                                (88,170)    1,208,524
 Class N                                                 34,262         1,000
 Class Y                                                199,771       405,383

===============================================================================
 NET ASSETS

 Total increase (decrease)                           (1,591,043)    3,032,892
-------------------------------------------------------------------------------
 Beginning of period                                  8,325,892     5,293,000

---------------------------
 End of period [including undistributed
 (overdistributed) net investment
 income of $(1,119) and $901, respectively]          $6,734,849    $8,325,892

===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19
OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS

CLASS A   YEAR ENDED JULY 31,                                2002
2001      2000(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.15  $
9.52    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .03
..02       .05
 Net realized and unrealized gain (loss)                    (2.42)
..61      (.50)

----------------------------
 Total from investment operations                           (2.39)
..63      (.45)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.03)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.03)
---------------------------------------------------------------------------------------
 Net asset value, end of period                            $ 7.37
$10.15     $9.52

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.30)%
6.62%    (4.50)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $3,203
$3,868    $3,798
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $3,683
$3,932    $2,802
---------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                       0.36%
0.20%     0.52%
 Expenses                                                    1.78%
1.63%     1.53%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              1.72%
1.63%     1.47%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20
OPPENHEIMER TRINITY VALUE FUND

CLASS B        YEAR ENDED  JULY 31,                          2002
2001     2000(1)
---------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $ 9.98    $
9.45    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                (.03)
(.02)      .01
 Net realized and unrealized gain (loss)                    (2.38)
..55      (.53)

----------------------------
 Total from investment operations                           (2.41)
..53      (.52)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.03)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.03)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.18
$9.98    $ 9.45

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.93)%
5.61%    (5.18)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $1,584
$1,927      $643
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $1,907
$1,329      $235
---------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                        (0.42)%
(0.52)%   (0.36)%
 Expenses                                                    2.57%
2.57%     2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              2.51%
2.57%     2.35%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21
OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C     YEAR ENDED JULY 31,                              2002
2001     2000(1)
=======================================================================================
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.11  $
9.57    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.04)
(.03)     (.02)
 Net realized and unrealized gain (loss)                    (2.40)
..57      (.41)

----------------------------
 Total from investment operations                           (2.44)
..54      (.43)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--        --(2)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--        --
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.28
$10.11     $9.57

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.91)%
5.64%    (4.27)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $1,453
$2,102      $851
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $1,698
$1,878      $260
 Ratios to average net assets:(4)
 Net investment loss                                        (0.40)%
(0.44)%   (0.36)%
 Expenses                                                    2.57%
2.56%     2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              2.51%
2.56%     2.35%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22
OPPENHEIMER TRINITY VALUE FUND

CLASS N      YEAR ENDED JULY 31,                          2002     2001(1)
==========================================================================
PER SHARE OPERATING DATA
--------------------------------------------------------------------------
 Net asset value, beginning of period                   $10.13   $ 10.05
--------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                       .02      (.02)
 Net realized and unrealized gain                        (2.43)      .10
                                                        ------------------
 Total from investment operations                        (2.41)      .08
--------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --        --
 Distributions from net realized gain                     (.39)       --
 Distributions in excess of net realized gain               --(2)     --
                                                        ------------------
 Total dividends and/or distributions
 to shareholders                                          (.39)       --
--------------------------------------------------------------------------
 Net asset value, end of period                          $7.33    $10.13
                                                        ==================

==========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    (24.55)%    0.80%
--------------------------------------------------------------------------

==========================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $29        $1
--------------------------------------------------------------------------
 Average net assets (in thousands)                         $12        $1
--------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                     (0.05)%   (0.48)%
 Expenses                                                 2.10%     1.63%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees           2.04%     1.63%
--------------------------------------------------------------------------
 Portfolio turnover rate                                   133%      207%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23
OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS Y     YEAR ENDED JULY 31,                              2002
2001     2000(1)
=======================================================================================
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------

 Net asset value, beginning of period                      $10.18   $
9.53    $10.00
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                 .05
(.01)      .07
 Net realized and unrealized gain (loss)                    (2.42)
..66      (.50)

----------------------------
 Total from investment operations                           (2.37)
..65      (.43)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --
--      (.04)
 Distributions from net realized gain                        (.39)
--        --
 Distributions in excess of net realized gain                  --(2)
--        --

----------------------------
 Total dividends and/or distributions
 to shareholders                                             (.39)
--      (.04)
---------------------------------------------------------------------------------------
 Net asset value, end of period                             $7.42
$10.18    $ 9.53

============================

=======================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                       (24.02)%
6.82%    (4.33)%
---------------------------------------------------------------------------------------

=======================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                    $466
$427        $1
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                           $484
$119        $1
 Ratios to average net assets:(4)
 Net investment income                                       0.78%
0.53%     0.62%
 Expenses                                                    1.78%
2.44%(5)  1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees              1.37%
1.43%     1.37%
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      133%
207%      285%

1. For the period from September 1, 1999 (inception of offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before reduction to custodian
expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24
OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Trinity Value Fund (the Fund) is registered under the Investment
 Company Act of 1940, as amended, as an open-end management investment company.
 The Fund's investment objective is to seek long-term growth of capital. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds managed by the Manager, may transfer uninvested cash balances into one or more
 joint repurchase agreement accounts. These balances are invested in one or more
 repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

25
OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of July 31, 2002, the Fund had approximately $714,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.

 As of July 31, 2002, the Fund had available for federal income tax purposes an
unused capital loss carryforward as follows:

                             EXPIRING
                             -----------------------
                             2010           $275,923

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2002, the Fund's projected benefit obligations were increased by
$218,
 resulting in an accumulated liability of $1,120 as of July 31, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of annual compensation they are entitled to receive from the Fund.
 Under the plan, the compensation deferred is periodically adjusted as though an
 equivalent amount had been invested for the Board of Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The amount paid to the
Board
 of Trustees under the plan will be determined based upon the performance of the
 selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

26
OPPENHEIMER TRINITY VALUE FUND

--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
 fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
 gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect a decrease
 in paid-in capital of $1,919, a decrease in undistributed net investment income
 of $2,512, and a decrease in accumulated net realized loss on investments of
 $4,431. Net assets of the Fund were unaffected by the reclassifications.

 The tax character of distributions paid during the years ended July 31, 2002 and July 31, 2001 was as follows:
                                           YEAR ENDED        YEAR ENDED
                                        JULY 31, 2002     JULY 31, 2001
        ---------------------------------------------------------------
        Distributions paid from:
        Ordinary income                      $272,232               $--
        Long-term capital gain                 34,639                --
        Distribution in excess of
        net realized gain                       1,919                --
                                             --------------------------
        Total                                $308,790               $--
                                             ==========================

 As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Overdistributed net investment income $       (1,119)
                 Accumulated net realized loss               (990,082)
                 Net unrealized depreciation               (1,304,783)
                                                          ------------
                 Total                                    $(2,295,984)
                                                          ============

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are
 determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

27
OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED JULY 31, 2002   YEAR ENDED JULY 31,
2001(1)
                                SHARES        AMOUNT         SHARES
AMOUNT
-----------------------------------------------------------------------------------
 CLASS A

 Sold                          410,692   $ 3,730,247        273,333   $
2,806,407
 Dividends and/or
 distributions reinvested       15,038       136,703
--             --
 Redeemed                     (372,142)   (3,343,813)      (291,090)
(3,015,909)

------------------------------------------------------
 Net increase (decrease)        53,588    $  523,137        (17,757)    $
(209,502)

======================================================
-----------------------------------------------------------------------------------
 CLASS B
 Sold                          165,784   $ 1,473,693        149,624   $
1,502,377
 Dividends and/or
 distributions reinvested        7,752        69,074
--             --
 Redeemed                     (146,138)   (1,274,603)       (24,547)
(248,611)

------------------------------------------------------
 Net increase                   27,398    $  268,164        125,077
$1,253,766

======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                          199,337   $ 1,768,749        212,420   $
2,151,290
 Dividends and/or
 distributions reinvested        6,345        57,299
--             --
 Redeemed                     (213,979)   (1,914,218)       (93,423)
(942,766)

------------------------------------------------------
 Net increase (decrease)        (8,297)  $   (88,170)       118,997
$1,208,524

======================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                            4,004  $     35,798            100  $
1,000
 Dividends and/or
 distributions reinvested           13           123
--             --
 Redeemed                         (192)       (1,659)
--             --

------------------------------------------------------
 Net increase                    3,825   $    34,262            100   $
1,000

======================================================

-----------------------------------------------------------------------------------
 CLASS Y
 Sold                           28,239   $   258,879         42,874   $
415,991
 Dividends and/or
 distributions reinvested        2,070        18,902
--             --
 Redeemed                       (9,491)      (78,010)        (1,032)
(10,608)

------------------------------------------------------
 Net increase                   20,818    $  199,771         41,842    $
405,383

======================================================

 1. For the year ended July 31, 2001, for Class A, B, C and Y shares and for the
 period from March 1, 2001 (inception of offering) to July 31, 2001, for
Class N
 shares.

28
OPPENHEIMER TRINITY VALUE FUND

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were
$10,692,268
 and $10,012,988, respectively.

 As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,896,473 was composed of:

        Gross unrealized appreciation$     108,758
        Gross unrealized depreciation   (1,413,541)
                                       ------------
        Net unrealized depreciation    $(1,304,783)
                                       ============

    The difference between book-basis and tax-basis unrealized appreciation
and
 depreciation is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of
 unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of
 0.75% of the first $200 million of average annual net assets of the Fund,
0.72%
 of the next $200 million, 0.69% of the next $200 million, 0.66% of the next
 $200 million, and 0.60% of average annual net assets in excess of $800 million.
 The Fund's management fee for the year ended July 31, 2002 was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.25% of average net assets of Class Y shares
and
 for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager pays Trinity Investment Management Corporation
 (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2002, the Manager paid $19,731 to the Sub-Advisor.

29
OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
 Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                  AGGREGATE        CLASS A     CONCESSIONS
CONCESSIONS     CONCESSIONS      CONCESSIONS
                  FRONT-END      FRONT-END      ON CLASS A       ON CLASS
B      ON CLASS C       ON CLASS N
              SALES CHARGES  SALES CHARGES          SHARES
SHARES          SHARES           SHARES
                 ON CLASS A    RETAINED BY     ADVANCED BY      ADVANCED
BY     ADVANCED BY      ADVANCED BY
 YEAR ENDED          SHARES    DISTRIBUTOR  DISTRIBUTOR(1)   DISTRIBUTOR(1)
DISTRIBUTOR(1)   DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------

 July 31, 2002      $30,204        $13,553            $456
$22,980          $7,657             $328

1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                        CLASS A       CLASS B         CLASS C         CLASS N
                     CONTINGENT     CONTINGENT     CONTINGENT      CONTINGENT
                       DEFERRED       DEFERRED       DEFERRED        DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES   SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY     RETAINED BY
 YEAR ENDED         DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------
 July 31, 2002              $--         $5,446           $234             $14

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $7,878, all of which were paid by the Distributor to recipients, and included $1,654 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                               DISTRIBUTOR'S
                                                DISTRIBUTOR'S      AGGREGATE
                                                    AGGREGATE   UNREIMBURSED
                                                 UNREIMBURSED  EXPENSES AS %
               TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                   UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
----------------------------------------------------------------------------
 Class B Plan         $19,076          $15,799        $43,550          2.75%
 Class C Plan          16,996            7,101         24,922          1.71
 Class N Plan              61               58            513          1.78

30
OPPENHEIMER TRINITY VALUE FUND

================================================================================
 5. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including,
 without limitation, funding of shareholder redemptions provided asset coverage
 for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of
 credit with a bank, which permits borrowings up to $400 million, collectively.
 Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after
 such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of
 0.08% per annum.
    The Fund had no borrowings outstanding during the year ended or at July
31,
2002.

STATEMENT OF INVESTMENTS  January
31, 2003 / Unaudited

Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------

 Common Stocks--97.4%
-------------------------------------------------------------------------------------
 Consumer Discretionary--20.4%
-------------------------------------------------------------------------------------
 Auto Components--1.3%
 Johnson Controls,
Inc.                                       2,000     $
161,540
-------------------------------------------------------------------------------------
 Automobiles--2.6%
 Ford Motor
Co.
5,800         52,838
-------------------------------------------------------------------------------------
 General Motors
Corp.                                         7,000
254,310

--------------

307,148

-------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.9%
 Carnival
Corp.
5,200        125,320
-------------------------------------------------------------------------------------
 Harrah's Entertainment, Inc.
1                               1,600         58,048
-------------------------------------------------------------------------------------
 Marriott International, Inc., Cl.
A                          1,300         40,560

--------------

223,928

-------------------------------------------------------------------------------------
 Household Durables--2.3%
 Centex
Corp.
1,100         58,212
-------------------------------------------------------------------------------------
 Fortune Brands,
Inc.                                         2,900
127,803
-------------------------------------------------------------------------------------
 Leggett & Platt,
Inc.                                        4,200
84,840

--------------

270,855

-------------------------------------------------------------------------------------
 Media--6.5%
 Gannett Co.,
Inc.
2,500        181,650
-------------------------------------------------------------------------------------
 Tribune
Co.
3,100        150,040
-------------------------------------------------------------------------------------
 Viacom, Inc., Cl. B
1                                       11,700
451,035

--------------

782,725

-------------------------------------------------------------------------------------
 Multiline Retail--1.9%
 Nordstrom,
Inc.
1,500         27,060
-------------------------------------------------------------------------------------
 Sears Roebuck &
Co.                                          7,600
201,020

--------------

228,080

-------------------------------------------------------------------------------------
 Specialty Retail--3.4%
 Home Depot,
Inc.
13,200        275,880
-------------------------------------------------------------------------------------
 Office Depot, Inc.
1                                         9,400
125,490

--------------

401,370

-------------------------------------------------------------------------------------
 Textiles & Apparel--0.5%
 Jones Apparel Group, Inc.
1                                  1,900         62,092
-------------------------------------------------------------------------------------
 Energy--13.3%
-------------------------------------------------------------------------------------
 Energy Equipment & Services--0.8%
 Transocean,
Inc.
4,100         93,357
-------------------------------------------------------------------------------------
 Oil & Gas--12.5%
 Anadarko Petroleum
Corp.                                     1,600
73,776
-------------------------------------------------------------------------------------
 Apache
Corp.
660         41,191

9  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------

 Oil & Gas Continued
 ChevronTexaco
Corp.                                          6,800     $
437,920
-------------------------------------------------------------------------------------

ConocoPhillips
7,200        346,968
-------------------------------------------------------------------------------------
 Devon Energy
Corp.
2,200         99,660
-------------------------------------------------------------------------------------
 Exxon Mobil
Corp.
13,100        447,365
-------------------------------------------------------------------------------------
 Marathon Oil
Corp.
2,400         50,160

--------------

1,497,040

-------------------------------------------------------------------------------------
 Financials--35.1%
-------------------------------------------------------------------------------------
 Banks--11.3%
 Bank of America
Corp.                                        7,900
553,395
-------------------------------------------------------------------------------------
 Comerica,
Inc.
2,900        117,450
-------------------------------------------------------------------------------------
 SunTrust Banks,
Inc.                                         2,700
152,955
-------------------------------------------------------------------------------------
 Synovus Financial
Corp.                                      2,900
56,057
-------------------------------------------------------------------------------------
 Washington Mutual,
Inc.                                      7,700
265,265
-------------------------------------------------------------------------------------
 Wells Fargo
Co.
4,400        208,428

--------------

1,353,550

-------------------------------------------------------------------------------------
 Diversified Financials--12.3%
 Capital One Financial
Corp.                                  8,000        248,400
-------------------------------------------------------------------------------------
 Citigroup,
Inc.
22,200        763,236
-------------------------------------------------------------------------------------
 Countrywide Financial
Corp.                                  1,100         60,676
-------------------------------------------------------------------------------------
 MBNA
Corp.
16,000        269,280
-------------------------------------------------------------------------------------
 Merrill Lynch & Co.,
Inc.                                    1,500         52,530
-------------------------------------------------------------------------------------
 Morgan
Stanley
2,000         75,800

--------------

1,469,922

-------------------------------------------------------------------------------------
 Insurance--11.5%
 ACE
Ltd.
9,600        282,720
-------------------------------------------------------------------------------------
 AMBAC Financial Group,
Inc.                                  1,000         53,570
-------------------------------------------------------------------------------------
 American International Group,
Inc.                          11,700        633,204
-------------------------------------------------------------------------------------
 Hartford Financial Services Group,
Inc.                      2,000         83,360
-------------------------------------------------------------------------------------
 MBIA,
Inc.
900         36,882
-------------------------------------------------------------------------------------
 MGIC Investment
Corp.                                        3,500
150,955
-------------------------------------------------------------------------------------
 Torchmark
Corp.
3,600        129,240

--------------

1,369,931

-------------------------------------------------------------------------------------
 Health Care--0.8%
-------------------------------------------------------------------------------------
 Health Care Providers & Services--0.8%
 Cigna
Corp.
2,000         87,340
-------------------------------------------------------------------------------------
 Industrials--5.0%
-------------------------------------------------------------------------------------
 Aerospace & Defense--2.8%
 Northrop Grumman
Corp.                                       1,300
118,833
-------------------------------------------------------------------------------------
 United Technologies
Corp.                                    3,300
209,814

--------------

328,647

10  |  OPPENHEIMER TRINITY VALUE FUND

Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------

 Commercial Services & Supplies--0.5%
 Cendant Corp.
1                                              5,600
$   62,048
-------------------------------------------------------------------------------------
 Electrical Equipment--0.5%
 Rockwell Automation,
Inc.                                    2,700         62,235
-------------------------------------------------------------------------------------
 Machinery--1.2%
 Ingersoll-Rand Co., Cl.
A                                    3,700        145,262
-------------------------------------------------------------------------------------
 Information Technology--5.1%
-------------------------------------------------------------------------------------
 Communications Equipment--1.2%
 Motorola,
Inc.
17,400        138,852
-------------------------------------------------------------------------------------
 Computers & Peripherals--2.6%
 Hewlett-Packard
Co.                                         17,700
308,157
-------------------------------------------------------------------------------------
 IT Consulting & Services--0.7%
 Computer Sciences Corp.
1                                      400         12,240
-------------------------------------------------------------------------------------
 Electronic Data Systems
Corp.                                  500          8,475
-------------------------------------------------------------------------------------
 Unisys Corp.
1
6,900         64,308

--------------

85,023

-------------------------------------------------------------------------------------
 Software--0.6%
 Computer Associates International,
Inc.                      5,500         73,535
-------------------------------------------------------------------------------------
 Materials--5.5%
-------------------------------------------------------------------------------------
 Chemicals--2.2%
 Du Pont (E.I.) de Nemours &
Co.                              5,500        208,285
-------------------------------------------------------------------------------------
 Rohm & Haas
Co.
1,600         49,360

--------------

257,645

-------------------------------------------------------------------------------------
 Containers & Packaging--0.6%
 Temple-Inland,
Inc.                                          1,800
77,796
-------------------------------------------------------------------------------------
 Metals & Mining--2.0%
 Alcoa,
Inc.
5,200        102,804
-------------------------------------------------------------------------------------
 United States Steel
Corp.                                    7,000
100,450
-------------------------------------------------------------------------------------
 Worthington Industries,
Inc.                                 2,500         37,925

--------------

241,179

-------------------------------------------------------------------------------------
 Paper & Forest Products--0.7%
 International Paper
Co.                                      2,300
82,110
-------------------------------------------------------------------------------------
 Telecommunication Services--7.5%
-------------------------------------------------------------------------------------
 Diversified Telecommunication Services--6.5%
 CenturyTel,
Inc.
8,100        245,673
-------------------------------------------------------------------------------------
 Citizens Communications Co.
1                               17,300        169,367
-------------------------------------------------------------------------------------
 SBC Communications,
Inc.                                     5,200
127,088
-------------------------------------------------------------------------------------
 Sprint Corp. (Fon
Group)                                    18,900
229,446

--------------

771,574

-------------------------------------------------------------------------------------
 Wireless Telecommunication Services--1.0%
 AT&T
Corp.
6,200        120,776

11  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Market Value

Shares     See Note 1
-------------------------------------------------------------------------------------

 Utilities--4.7%
-------------------------------------------------------------------------------------
 Electric Utilities--3.6%
 Entergy
Corp.
700     $   31,115
-------------------------------------------------------------------------------------
 Exelon
Corp.
3,000        152,790
-------------------------------------------------------------------------------------
 FirstEnergy
Corp.
1,400         43,680
-------------------------------------------------------------------------------------
 FPL Group,
Inc.
1,600         93,424
-------------------------------------------------------------------------------------
 Progress Energy,
Inc.                                        1,100
44,451
-------------------------------------------------------------------------------------
 Public Service Enterprise Group,
Inc.                        1,800         63,504

--------------

428,964

-------------------------------------------------------------------------------------
 Gas Utilities--1.1%
 KeySpan
Corp.
500         17,000
-------------------------------------------------------------------------------------
 Sempra
Energy
4,900        118,090

--------------

135,090

--------------
 Total Common Stocks (Cost
$12,966,824)                                 11,627,771

Principal

Amount
-------------------------------------------------------------------------------------
 Joint Repurchase Agreements--2.4%

 Undivided interest of 0.57% in joint repurchase
 agreement (Market Value $461,812,000) with Banc One
 Capital Markets, Inc., 1.26%, dated 1/31/03, to be
 repurchased at $288,030 on 2/3/03, collateralized by
 U.S. Treasury Nts., 5.50%--6.75%, 5/31/03--5/15/05, with
 a value of $109,835,250, U.S. Treasury Bonds,
 2.125%--9.375%, 5/31/04--2/15/06, with a value of
 $352,849,233 and U.S. Treasury Bills, 2/20/03, with a
 value of $8,743,488
 (Cost $288,000)
$288,000        288,000

-------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$13,254,824)                99.8%    11,915,771
-------------------------------------------------------------------------------------
 Other Assets Net of
Liabilities                                0.2
23,673

----------------------------
 Net
Assets
100.0%   $11,939,444

============================

Footnotes to Statement of Investments

1. Non-income producing security.

See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 January 31, 2003

-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $13,254,824)--
 see accompanying
statement                                        $11,915,771
-------------------------------------------------------------------------------

Cash
809
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments
sold
83,782
 Shares of beneficial interest
sold                                     17,811
 Interest and
dividends
13,778

Other
788

--------------
 Total
assets
12,032,739

-------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments
purchased
73,349
 Shares of beneficial interest
redeemed                                  7,587
 Transfer and shareholder servicing agent
fees                           2,713
 Distribution and service plan
fees                                      2,366
 Shareholder
reports
1,626
 Trustees'
compensation
1,310

Other
4,344

--------------
 Total
liabilities
93,295

-------------------------------------------------------------------------------
 Net
Assets
$11,939,444

==============

-------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in
capital
$14,726,440
-------------------------------------------------------------------------------
 Accumulated net investment
income                                      17,532
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions           (1,465,475)
-------------------------------------------------------------------------------
 Net unrealized depreciation on
investments                         (1,339,053)

--------------
 Net
Assets
$11,939,444

==============

13  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

-------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per
 share (based on net assets of
 $5,998,675 and 863,358 shares of beneficial
 interest
outstanding)
$6.95
 Maximum offering price per share (net
  asset value plus sales charge of
 5.75% of offering
price)                                                $7.37
-------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales
 charge) and offering price per share (based on
 net assets of $2,990,350 and 443,661
 shares of beneficial interest
outstanding)                              $6.74
-------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
 (based on net assets of $2,302,090
 and 336,922 shares of beneficial interest
outstanding)                  $6.83
-------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred
 sales charge) and offering price per share
(based on net assets of $177,929
 and 25,795 shares of beneficial interest
outstanding)                   $6.90
-------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and
 offering price per share (based on
 net assets of $470,400 and 67,003 shares
 of beneficial interest
outstanding)                                     $7.02

 See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended January 31, 2003
-----------------------------------------------------------------------------
 Investment Income

Dividends
$ 118,082
-----------------------------------------------------------------------------

Interest
3,834

-------------
 Total investment
income                                            121,916

-----------------------------------------------------------------------------
 Expenses
 Management
fees
36,079
-----------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
5,196
 Class
B
11,632
 Class
C
9,674
 Class
N
327
-----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
8,268
 Class
B
6,174
 Class
C
4,085
 Class
N
203
-----------------------------------------------------------------------------
 Shareholder
reports
21,936
-----------------------------------------------------------------------------
 Trustees'
compensation
251
-----------------------------------------------------------------------------
 Custodian fees and
expenses                                             16
-----------------------------------------------------------------------------

Other
5,857

-------------
 Total
expenses
109,698
 Less reduction to custodian
expenses                                   (16)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees-- Classes A, B, C and
N                        (6,011)
 Less voluntary waiver of management
fees                              (406)

-------------
 Net
expenses
103,265

-----------------------------------------------------------------------------
 Net Investment
Income                                               18,651

-----------------------------------------------------------------------------
 Realized and Unrealized Loss

 Net realized loss on
investments                                  (475,393)
-----------------------------------------------------------------------------
 Net change in unrealized depreciation on
investments               (34,270)

-------------
 Net realized and unrealized
loss                                  (509,663)

-----------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations             $(491,012)

=============

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER TRINITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months                     Year

Ended                    Ended
                                                    January
31, 2003                 July 31,

(Unaudited)                     2002
-----------------------------------------------------------------------------------------------

 Operations
 Net investment income
$    18,651              $     2,294
-----------------------------------------------------------------------------------------------
 Net realized loss
(475,393)                (990,083)
-----------------------------------------------------------------------------------------------
 Net change in unrealized
depreciation                       (34,270)
(1,231,628)

----------------------------------------
 Net decrease in net assets resulting from operations
(491,012)              (2,219,417)

-----------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Distributions from net realized gain:
 Class
A
--                 (147,195)
 Class
B
--                  (76,463)
 Class
C
--                  (64,231)
 Class
N
--                     (159)
 Class
Y
--                  (18,823)
-----------------------------------------------------------------------------------------------
 Distributions in excess of net realized gain:
 Class
A
--                     (908)
 Class
B
--                     (470)
 Class
C
--                     (419)
 Class
N
--                       (3)
 Class
Y
--                     (119)

-----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
interest transactions:
 Class A
3,004,121                  523,137
 Class B
1,537,628                  268,164
 Class
C
962,179                  (88,170)
 Class
N
158,270                   34,262
 Class
Y
33,409                  199,771

-----------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)
5,204,595               (1,591,043)
-----------------------------------------------------------------------------------------------
 Beginning of period
6,734,849                8,325,892

----------------------------------------
 End of period [including accumulated net investment
 income (loss) of $17,532 and $(1,119), respectively]
$11,939,444               $6,734,849

========================================

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS

Six Months                                 Year

Ended                                Ended

January 31, 2003                             July 31,
 Class A
(Unaudited)       2002          2001      2000 1
--------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of
period                            $7.37     $10.15       $
9.52      $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                     (.01)
..03           .02         .05
 Net realized and unrealized gain
(loss)                          (.41)     (2.42)
..61        (.50)

-----------------------------------------------
 Total from investment
operations                                 (.42)
(2.39)          .63        (.45)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                               --
--            --        (.03)
 Distributions from net realized
gain                               --       (.39)
--          --
 Distributions in excess of net realized
gain                       --         -- 2
--          --

-----------------------------------------------
 Total dividends and/or distributions to
shareholders               --       (.39)
--        (.03)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                  $6.95     $
7.37        $10.15       $9.52

===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                              (5.70)%   (24.30)%
6.62%      (4.50)%
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                       $5,999     $3,203
$3,868      $3,798
--------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $4,735
$3,683        $3,932      $2,802
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment
income
0.74%      0.36%         0.20%       0.52%

Expenses
1.90%      1.78%         1.63%       1.53%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or waiver of management
fees                                 1.72%
1.72%         1.63%       1.47%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                            58%
133%          207%        285%

1. For the period from September 1, 1999 (inception of
offering) to July 31,
2000.
2. Less than $0.005.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

Six Months                                 Year

Ended                                Ended

January 31, 2003                             July 31,
 Class B
(Unaudited)       2002          2001      2000 1
--------------------------------------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of
period                           $ 7.18     $ 9.98        $
9.45      $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                      .03
(.03)         (.02)        .01
 Net realized and unrealized gain
(loss)                          (.47)     (2.38)
..55        (.53)

-----------------------------------------------
 Total from investment
operations                                 (.44)
(2.41)          .53        (.52)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                               --
--            --        (.03)
 Distributions from net realized
gain                               --       (.39)
--          --
 Distributions in excess of net realized
gain                       --         -- 2
--          --

-----------------------------------------------
 Total dividends and/or distributions to
shareholders               --       (.39)
--        (.03)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                  $6.74
$7.18         $9.98      $ 9.45

===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                              (6.13)%   (24.93)%
5.61%      (5.18)%
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                       $2,990     $1,584
$1,927        $643
--------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $2,315
$1,907        $1,329        $235
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment
loss                                             (0.17)%
(0.42)%       (0.52)%     (0.36)%

Expenses
2.86%      2.57%         2.57%       2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or waiver of management
fees                                 2.68%
2.51%         2.57%       2.35%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                            58%
133%          207%        285%

1. For the period from September 1, 1999 (inception of
offering) to July 31,
2000.
2. Less than $0.005.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER TRINITY VALUE FUND

Six Months                                 Year

Ended                                Ended

January 31, 2003                             July 31,
 Class C
(Unaudited)       2002          2001      2000 1
--------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of
period                           $ 7.28     $10.11      $
9.57      $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                      .03
(.04)         (.03)       (.02)
 Net realized and unrealized gain
(loss)                          (.48)     (2.40)
..57        (.41)

-----------------------------------------------
 Total from investment
operations                                 (.45)
(2.44)          .54        (.43)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                               --
--            --          -- 2
 Distributions from net realized
gain                               --       (.39)
--          --
 Distributions in excess of net realized
gain                       --         -- 2
--          --

-----------------------------------------------
 Total dividends and/or distributions to
shareholders               --       (.39)
--          --
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                  $6.83     $
7.28        $10.11      $ 9.57

===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                              (6.18)%   (24.91)%
5.64%      (4.27)%
--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                       $2,302     $1,453
$2,102        $851
--------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                              $1,924
$1,698        $1,878        $260
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment
loss                                             (0.08)%
(0.40)%       (0.44)%     (0.36)%

Expenses
2.75%      2.57%         2.56%       2.41%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or waiver of management
fees                                 2.57%
2.51%         2.56%       2.35%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                            58%
133%          207%        285%

1. For the period from September 1, 1999 (inception of
offering) to July 31,
2000.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER TRINITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

Six Months                     Year

Ended                    Ended

January 31, 2003                 July 31,
 Class N
(Unaudited)       2002        2001 1
--------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of
period                            $7.33      $10.13
$10.05
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                      .01
..02         (.02)
 Net realized and unrealized gain
(loss)                          (.44)      (2.43)
..10

-----------------------------------
 Total from investment
operations                                 (.43)
(2.41)         .08
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                               --
--           --
 Distributions from net realized
gain                               --        (.39)
--
 Distributions in excess of net realized
gain                       --          -- 2         --

-----------------------------------
 Total dividends and/or distributions to
shareholders               --        (.39)          --
--------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                  $6.90
$7.33       $10.13

===================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                              (5.87)%    (24.55)%
0.80%

--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in
thousands)                         $178
$29           $1
--------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                                $131
$12           $1
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income
(loss)                                     0.39%
(0.05)%      (0.48)%

Expenses
2.14%       2.10%        1.63%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or waiver of management
fees                                 1.96%
2.04%        1.63%
--------------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                            58%
133%         207%

1. For the period from March 1, 2001 (inception of
offering) to July 31, 2001.
2. Less than $0.005.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER TRINITY VALUE FUND

Six Months                                 Year

Ended                                Ended

January 31, 2003                             July 31,
 Class Y
(Unaudited)       2002          2001      2000 1
--------------------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of
period                           $ 7.42     $10.18        $
9.53      $10.00
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
(loss)                                      .05
..05          (.01)        .07
 Net realized and unrealized gain
(loss)                          (.45)     (2.42)
..66        (.50)

-----------------------------------------------
 Total from investment
operations                                 (.40)
(2.37)          .65        (.43)
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment
income                               --
--            --        (.04)
 Distributions from net realized
gain                               --       (.39)
--          --
 Distributions in excess of net realized
gain                       --         -- 2
--          --
--------------------------------------------------------------------------------------------------------------
 Total dividends and/or distributions to
shareholders               --       (.39)
--        (.04)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of
period                                 $ 7.02     $
7.42        $10.18      $ 9.53

===============================================

--------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value
3                              (5.39)%   (24.02)%
6.82%      (4.33)%

--------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in
thousands)                         $470       $466
$427          $1
--------------------------------------------------------------------------------------------------------------
 Average net assets (in
thousands)                                $467
$484          $119          $1
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment
income
1.43%      0.78%         0.53%       0.62%

Expenses
1.33%      1.78%         2.44% 5     1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees
 and/or waiver of management
fees                                 1.28%
1.37%         1.43%       1.37%
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover
rate                                            58%
133%          207%        285%

1. For the period from September 1, 1999 (inception of
offering) to July 31,
2000.
2. Less than $0.005.
3. Assumes an investment on the business day before the
first day of the fiscal
period (or inception of offering), with all dividends and
distributions
reinvested in additional shares on the reinvestment date,
and redemption at the
net asset value calculated on the last business day of the
fiscal period. Sales
charges are not reflected in the total returns. Total
returns are not annualized
for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Added since July 31, 2001 to reflect expenses before
reduction to custodian
expenses and voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Trinity Value Fund (the Fund) is registered
under the Investment
 Company Act of 1940, as amended, as an open-end management
investment company.
 The Fund's investment objective is to seek long-term
growth of capital. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the
Manager). The Manager
 has entered into a sub-advisory agreement with Trinity
Investment Management
 Corporation.
    The Fund offers Class A, Class B, Class C, Class N and
Class Y shares. Class
 A shares are sold at their offering price, which is
normally net asset value
 plus a front-end sales charge. Class B, Class C and Class
N shares are sold
 without a front-end sales charge but may be subject to a
contingent deferred
 sales charge (CDSC). Class N shares are sold only through
retirement plans.
 Retirement plans that offer Class N shares may impose
charges on those
 accounts. Class Y shares are sold to certain institutional
investors without
 either a front-end sales charge or a CDSC. All classes of
shares have identical
 rights and voting privileges. Earnings, net assets and net
asset value per
 share may differ by minor amounts due to each class having
its own expenses
 directly attributable to that class. Classes A, B, C and N
have separate
 distribution and/or service plans. No such plan has been
adopted for Class Y
 shares. Class B shares will automatically convert to Class
A shares six years
 after the date of purchase.
    The following is a summary of significant accounting
policies consistently
 followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on
National Stock Exchanges
 or other domestic or foreign exchanges are valued based on
the last sale price
 of the security traded on that exchange prior to the time
when the Fund's
 assets are valued. In the absence of a sale, the security
is valued at the last
 sale price on the prior trading day, if it is within the
spread of the closing
 bid and asked prices, and if not, at the closing bid
price. Securities
 (including restricted securities) for which quotations are
not readily
 available are valued primarily using dealer-supplied
valuations, a portfolio
 pricing service authorized by the Board of Trustees, or at
their fair value.
 Fair value is determined in good faith under consistently
applied procedures
 under the supervision of the Board of Trustees. Short-term
"money market type"
 debt securities with remaining maturities of sixty days or
less are valued at
 amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other
affiliated funds of the
 Manager, may transfer uninvested cash balances into one or
more joint
 repurchase agreement accounts. These balances are invested
in one or more
 repurchase agreements, secured by U.S. government
securities. Securities
 pledged as collateral for repurchase agreements are held
by a custodian bank
 until the agreements mature. Each agreement requires that
the market value of
 the collateral be sufficient to cover payments of interest
and principal;
 however, in the event of default by the other party to the
agreement, retention
 of the collateral may be subject to legal proceedings.

22  |  OPPENHEIMER TRINITY VALUE FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income,
expenses (other than
 those attributable to a specific class), gains and losses
are allocated daily
 to each class of shares based upon the relative proportion
of net assets
 represented by such class. Operating expenses directly
attributable to a
 specific class are charged against the operations of that
class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with
provisions of the
 Internal Revenue Code applicable to regulated investment
companies and to
 distribute all of its taxable income, including any net
realized gain on
 investments not offset by capital loss carryforwards, if
any, to shareholders.
 Therefore, no federal income or excise tax provision is
required.
    As of January 31, 2003, the Fund had available for
federal income tax
 purposes an estimated unused capital loss carryforward of
$1,465,476. This
 estimated capital loss carryforward represents
carryforward as of the end of
 the last fiscal year, increased for losses deferred under
tax accounting rules
 to the current fiscal year and increased or decreased by
capital losses or
 gains realized in the first six months of the current
fiscal year.

 As of July 31, 2002, the Fund had available for federal
income tax purposes an
 unused capital loss carryforward as follows:

                              Expiring
                              ----------------------
                              2010          $275,923

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded
retirement plan for
 the Fund's independent trustees. Benefits are based on
years of service and
 fees paid to each trustee during the years of service.
During the six months
 ended January 31, 2003, the Fund's projected benefit
obligations were increased
 by $89 resulting in an accumulated liability of $1,209 as
of January 31, 2003.
    The Board of Trustees has adopted a deferred
compensation plan for
 independent trustees that enables trustees to elect to
defer receipt of all or
 a portion of annual compensation they are entitled to
receive from the Fund.
 Under the plan, the compensation deferred is periodically
adjusted as though an
 equivalent amount had been invested for the Board of
Trustees in shares of one
 or more Oppenheimer funds selected by the trustee. The
amount paid to the Board
 of Trustees under the plan will be determined based upon
the performance of the
 selected funds. Deferral of trustees' fees under the plan
will not affect the
 net assets of the Fund, and will not materially affect the
Fund's assets,
 liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and
distributions to
 shareholders, which are determined in accordance with
income tax regulations,
 are recorded on the ex-dividend date.

23  |  OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Classification of Dividends and Distributions to
Shareholders. Net investment
 income (loss) and net realized gain (loss) may differ for
financial statement
 and tax purposes. The character of dividends and
distributions made during the
 fiscal year from net investment income or net realized
gains may differ from
 their ultimate characterization for federal income tax
purposes. Also, due to
 timing of dividends and distributions, the fiscal year in
which amounts are
 distributed may differ from the fiscal year in which the
income or net realized
 gain was recorded by the Fund.

 The tax character of distributions paid during the six
months ended January 31,
 2003 and the year ended July 31, 2002 was as follows:
                                     Six Months
Ended        Year Ended
                                     January 31, 2003
July 31, 2002

----------------------------------------------------------------
       Distributions paid from:
       Ordinary income
$--          $272,232
       Long-term capital gain
--            34,639
       Distribution in excess of
       net realized gain
--             1,919

----------------------------------
       Total
$--          $308,790

==================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the
ex-dividend date or upon
 ex-dividend notification in the case of certain foreign
dividends where the
 ex-dividend date may have passed. Non-cash dividends
included in dividend
 income, if any, are recorded at the fair market value of
the securities
 received. Interest income, which includes accretion of
discount and
 amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded
on the trade date.
 Realized gains and losses on securities sold are
determined on the basis of
 identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in
conformity with accounting
 principles generally accepted in the United States of
America requires
 management to make estimates and assumptions that affect
the reported amounts
 of assets and liabilities and disclosure of contingent
assets and liabilities
 at the date of the financial statements and the reported
amounts of income and
 expenses during the reporting period. Actual results could
differ from those
 estimates.

24  |  OPPENHEIMER TRINITY VALUE FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par
value shares of
 beneficial interest of each class. Transactions in shares
of beneficial
 interest were as follows:

                      Six Months Ended January 31,
2003              Year Ended July 31, 2002
                                Shares
Amount              Shares            Amount
------------------------------------------------------------------------------------------------

 Class A
 Sold                          594,558      $
4,195,969             410,692       $ 3,730,247
 Dividends and/or
 distributions reinvested           --
--              15,038           136,703
 Redeemed                     (165,763)
(1,191,848)           (372,142)       (3,343,813)

--------------------------------------------------------------------
 Net increase                  428,795      $
3,004,121              53,588       $   523,137

====================================================================

------------------------------------------------------------------------------------------------
 Class B
 Sold                          282,850      $
1,948,684             165,784       $ 1,473,693
 Dividends and/or
 distributions reinvested           --
--               7,752            69,074
 Redeemed                      (59,714)
(411,056)           (146,138)       (1,274,603)

--------------------------------------------------------------------
 Net increase                  223,136      $
1,537,628              27,398       $   268,164

====================================================================

------------------------------------------------------------------------------------------------
 Class C
 Sold                          211,089      $
1,478,010             199,337       $ 1,768,749
 Dividends and/or
 distributions reinvested           --
--               6,345            57,299
 Redeemed                      (73,795)
(515,831)           (213,979)       (1,914,218)

--------------------------------------------------------------------
 Net increase (decrease)       137,294      $
962,179              (8,297)      $   (88,170)

====================================================================

------------------------------------------------------------------------------------------------
 Class N
 Sold                           22,053      $
159,586               4,004       $    35,798
 Dividends and/or
 distributions reinvested           --
--                  13               123
 Redeemed                         (183)
(1,316)               (192)           (1,659)
------------------------------------------------------------------------------------------------
 Net increase                   21,870      $
158,270               3,825       $    34,262

====================================================================

------------------------------------------------------------------------------------------------
 Class Y
 Sold                           12,549      $
92,346              28,239       $   258,879
 Dividends and/or
 distributions reinvested           --
--               2,070            18,902
 Redeemed                       (8,306)
(58,937)             (9,491)          (78,010)

--------------------------------------------------------------------
 Net increase                    4,243      $
33,409              20,818       $   199,771

====================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of
securities, other
 than short-term obligations, for the six months ended
January 31, 2003, were
 $10,987,921 and $5,322,178, respectively.

25  |  OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were
in accordance with
 the investment advisory agreement with the Fund which
provides for a fee of
 0.75% of the first $200 million of average annual net
assets of the Fund, 0.72%
 of the next $200 million, 0.69% of the next $200 million,
0.66% of the next
 $200 million, and 0.60% of average annual net assets in
excess of $800 million.
 Effective January 1, 2003, the Manager voluntarily agreed
to waive its advisory
 fee at an annual rate equal to 0.10% of each class's
average daily net assets
 until the Fund's trailing one-year performance at the end
of the preceding
 quarter is in the fifth quintile of the Fund's Lipper peer
group (i.e.,
 multi-cap value funds). When the Fund's performance meets
the preceding
 condition, the Manager will voluntarily waive 0.05% of
each class's average
 daily net assets until the Fund's trailing one-year
performance at the end of
 the preceding quarter is in the fourth quintile of the
Fund's Lipper peer
 group. The foregoing advisory fee waiver automatically
terminates when the
 Fund's trailing one-year performance at the end of the
preceding quarter is in
 the third quintile of the Fund's Lipper peer group. As a
result of this
 agreement the Fund was reimbursed $406 for the six months
ended January 31,
 2003. The foregoing waiver may be amended or withdrawn by
the Manager at any
 time.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager pays Trinity Investment
Management Corporation
 (the Sub-Advisor) based on the fee schedule set forth in
the Prospectus. For
 the six months ended January 31, 2003, the Manager paid
$10,894 to the
 Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a
division of the
 Manager, acts as the transfer and shareholder servicing
agent for the Fund. The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum
fees of $5,000 for
 assets of less than $10 million and $10,000 for assets of
$10 million or more.
 The Class Y shares are subject to the minimum fees in the
event that the per
 account fee does not equal or exceed the applicable
minimum fees. OFS may
 voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and
shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net
assets for all
 classes. This undertaking may be amended or withdrawn at
any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its
General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor,
Inc. (the
 Distributor) acts as the Fund's principal underwriter in
the continuous public
 offering of the different classes of shares of the Fund.

26  |  OPPENHEIMER TRINITY VALUE FUND

 The compensation paid to (or retained by) the Distributor
from the sale of
 shares or on the redemption of shares is shown in the
table below for the
 period indicated.

                    Aggregate           Class A
Concessions       Concessions      Concessions
Concessions
                    Front-End         Front-End       on
Class A        on Class B       on Class C           on
Class N
                Sales Charges     Sales Charges
Shares            Shares           Shares
Shares
 Six Months        on Class A       Retained by
Advanced by       Advanced by      Advanced by
Advanced by
 Ended                 Shares       Distributor
Distributor 1     Distributor 1    Distributor 1
Distributor 1
--------------------------------------------------------------------------------------------------------------------------

 January 31, 2003     $11,765           $10,236
$854            $8,442           $2,629               $1,289

 1. The Distributor advances concession payments to dealers
for certain sales of
 Class A shares and for sales of Class B, Class C and Class
N shares from its
 own resources at the time of sale.

                                           Class
A             Class B           Class C             Class N
                                        Contingent
Contingent        Contingent          Contingent

Deferred            Deferred          Deferred
Deferred
                                     Sales Charges
Sales Charges     Sales Charges       Sales Charges
                                       Retained by
Retained by       Retained by         Retained by
 Six Months Ended                      Distributor
Distributor       Distributor         Distributor
--------------------------------------------------------------------------------------------------------------

 January 31, 2003
$--              $7,915              $182
$13

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a
Service Plan for Class
 A Shares. It reimburses the Distributor for a portion of
its costs incurred for
 services provided to accounts that hold Class A shares.
Reimbursement is made
 quarterly at an annual rate of up to 0.25% of the average
annual net assets of
 Class A shares of the Fund. For the six months ended
January 31, 2003, payments
 under the Class A Plan totaled $5,196, all of which were
paid by the
 Distributor to recipients, and included $828 paid to an
affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs
with respect to Class
 A shares in any fiscal year cannot be recovered in
subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and
Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class
B, Class C and Class
 N shares. Under the plans, the Fund pays the Distributor
an annual asset-based
 sales charge of 0.75% per year on Class B shares and on
Class C shares and the
 Fund pays the Distributor an annual asset-based sales
charge of 0.25% per year
 on Class N shares. The Distributor also receives a service
fee of 0.25% per
 year under each plan.

 Distribution fees paid to the Distributor for the six
months ended January 31,
 2003, were as follows:

Distributor's

Distributor's              Aggregate

Aggregate           Unreimbursed

Unreimbursed          Expenses as %
                        Total Payments         Amount
Retained            Expenses          of Net Assets
                            Under Plan          by
Distributor          Under Plan               of Class
-----------------------------------------------------------------------------------------------------------

 Class B Plan                  $11,632
$9,337             $37,247                  1.25%
 Class C Plan                    9,674
4,277              25,383                  1.10
 Class N Plan                      327
298               9,594                  5.39

27  |  OPPENHEIMER TRINITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 5. Bank Borrowings.
 The Fund had the ability to borrow from a bank for
temporary or emergency
 purposes provided asset coverage for borrowings exceeded
300%. The Fund and
 other Oppenheimer funds participated in a $400 million
unsecured line of credit
 with a bank. Under that unsecured line of credit, interest
was charged to each
 fund, based on its borrowings, at a rate equal to the
Federal Funds Rate plus
 0.45%. Under that credit facility, the Fund paid a
commitment fee equal to its
 pro rata share of the average unutilized amount of the
credit facility at a
 rate of 0.08% per annum. The credit facility was
terminated on November 12,
 2002.
    The Fund had no borrowings through November 12, 2002.

                                  A-1
                               Appendix A

                       S&P 500/Barra Value Index
                       -
                11 Economic Sectors, 34 Industry Groups
                ---------------------------------------

            Basic Materials                     Miscellaneous
            Chemicals                           Miscellaneous
            Forest Products
            Metals

            Consumer Staples                    Technology
            Food/Bev/Tobacco                    Computer Hardware
            Household Products                  Computer Software
            Food & Drug Retail                  Electronics

            Health Care                         Consumer Cyclicals
            Drugs                               Retail/Merchandise
            Hospital/Hospital Supply            Entertainment
                                                Building Materials
                                                Lodging & Restaurant
                                                Publishing
            Transportation                      Consumer Durables
            Automotive                          Retail/Clothing
            Transportation
            Auto Parts

            Capital Goods                       Finance
            Electric Equipment                  Consumer Finance
            Aerospace                           Money Center Banks
            Machinery                           Insurance
                                                Regional Banks

            Energy                              Utilities
            Integrated Oils                     Telephones
            Oil Production/Services             Electric Utilities
                                                Gas & Water

                                  B-2
                               Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of
Class A shares3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the
Prospectus and Statement of Additional Information of the applicable
Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans5
         4) Group Retirement Plans6
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including
            traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE
            plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or
OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain
                                    Cases
------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject
to Initial Sales Charge but May Be Subject to the Class A Contingent
Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of
Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A
Contingent Deferred Sales Charge."7 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was
         permitted to purchase such shares at net asset value but
         subject to a contingent deferred sales charge prior to March
         1, 2001. That included plans (other than IRA or 403(b)(7)
         Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible
         employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
            Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those
            purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce
            Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill
            Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or
            managed by Merrill Lynch Investment Management, L.P.
            ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal
            underwriter or distributor, and  (b)  funds advised or
            managed by MLIM (the funds described in (a) and (b) are
            referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services
            are provided under a contract or arrangement between the
            Retirement Plan and Merrill Lynch. On the date the plan
            sponsor signs the record keeping service agreement with
            Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
            invested in Applicable Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the
            plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

         Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees
         (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents,
         parents-in-law, brothers and sisters, sons- and
         daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the
         Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor)
         or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such
         employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer,
         broker, bank or advisor for the purchase or sale of Fund
         shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other
         financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the
         Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their
         accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or
         financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap
         Advisors or its affiliates, their relatives or any trust,
         pension, profit sharing or other benefit plan which
         beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such
         accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides
         administration services.
|-|

      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
         Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former
         Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a
         party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit
         investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the
         Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or
         involuntary redemptions of small accounts (please refer to
         "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary.
            The death or disability must occur after the participant's account was established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.8

         5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a
            divorce or separation agreement described in Section 71(b)
            of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the
            Internal Revenue Code.
         7) To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.9
         10)      Participant-directed redemptions to purchase shares
            of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made
            special arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if
            the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the
         Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special
         agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.       Waivers of Class B, Class C and Class N Sales Charges of
                                Oppenheimer Funds
----------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder
         Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor
         allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
         Lynch or an independent record keeper under a contract with
         Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government
         Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of
         Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement
         Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more
         Oppenheimer funds.
|_|   Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the
            Internal Revenue Code) of the participant or beneficiary.
            The death or disability must occur after the participant's account was established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's
            account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.11
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the
            Internal Revenue Code.
         6) To meet the minimum distribution requirements of the
            Internal Revenue Code.
         7) To make "substantially equal periodic payments" as
            described in Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.12
         9) On account of the participant's separation from service.13
         10)      Participant-directed redemptions to purchase shares
            of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment
            option in a Retirement Plan if the plan has made special
            arrangements with the Distributor.
         11)      Distributions made on account of a plan termination
            or "in-service" distributions, if the redemption proceeds
            are rolled over directly to an OppenheimerFunds-sponsored
            IRA.
         12)      For distributions from a participant's account under
            an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the
            distributions does not exceed 10% of the account's value,
            adjusted annually.
         13)      Redemptions of Class B shares under an Automatic
            Withdrawal Plan for an account other than a Retirement
            Plan, if the aggregate value of the redeemed shares does
            not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an
         Automatic Withdrawal Plan from an account other than a
         Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and
Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of
|_|   insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|-|

      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.     Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value
                                    Funds
------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for
Class A, Class B and Class C shares described in the Prospectus or
Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment advisor to those former
Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value
         Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other
         Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former
Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to
November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible
employees or members, there is no initial sales charge on purchases of
Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of
Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any
Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the
            Former Quest for Value Funds by merger of a portfolio of
            the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value
            Fund by merger of any of the portfolios of the Unified
            Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge
Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March
6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal
            does not exceed 10% of the initial value of the account
            value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of
Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former
Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6,
1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the
            shareholder(s) (as evidenced by a determination of total
            disability by the U.S. Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for
            Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value;
            adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the
            required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A,
Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.      Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                         Investment Accounts, Inc.
---------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for
Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former
Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds,
Inc. became the investment adviser to the Former Connecticut Mutual
Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total
   Return Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan
   Capital Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income
   Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class
A contingent deferred sales charge that was in effect prior to March
18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior
            to March 18, 1996, as a result of direct purchases or
            purchases pursuant to the Fund's policies on Combined
            Purchases or Rights of Accumulation, who still hold those
            shares in that Fund or other Former Connecticut Mutual
            Funds, and
         2) persons whose intended purchases under a Statement of
            Intention entered into prior to March 18, 1996, with the
            former general distributor of the Former Connecticut Mutual
            Funds to purchase shares valued at $500,000 or more over a
            13-month period entitled those persons to purchase shares
            at net asset value without being subject to the Class A
            initial sales charge

      Any of the Class A shares of a Fund and the other Former
Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior
Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to
March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut
            Mutual Funds totaled $500,000 or more, including
            investments made pursuant to the Combined Purchases,
            Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such
            investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund
            merged;
         2) any participant in a qualified plan, provided that the
            total initial amount invested by the plan in the Fund or
            any one or more of the Former Connecticut Mutual Funds
            totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate
            families;
         4) employee benefit plans sponsored by Connecticut Mutual
            Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons
            (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor
            or other activity, and the spouses and minor dependent
            children of such persons, pursuant to a marketing program
            between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an
            individual or individuals, if such institution was directly compensated by the individual(s) for recommending the
            purchase of the shares of the Fund or any one or more of
            the Former Connecticut Mutual Funds, provided the
            institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual
Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New
York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this
Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an
Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
3)    for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections
      401(a) or 403(b)(7)of the Code, or from IRAs, deferred
      compensation
      plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of
      Incorporation, or as adopted by the Board of Directors of the
      Fund.
VI.        Special Reduced Sales Charge for Former Shareholders of
                         Advance America Funds, Inc.
------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S.
Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer
Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds,
Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase
Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.        Sales Charge Waivers on Purchases of Class M Shares of
                   Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class
A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees
         (and their "immediate families" as defined in the Fund's
         Statement of Additional Information) of the Fund, the Manager
         and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their
         employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the
         Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or
         financial institutions that have entered into sales
         arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
         Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
         distributor of the Fund's shares to sell shares to defined contribution
         employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Trinity Value FundSM

Internet Website:
      WWW.OPPENHEIMERFUNDS.COM
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Sub-Advisor
      Trinity Investment Management Corporation
      301 North Spring Street
      Bellefonte, Pennsylvania 16823

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL.OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      399 Park Avenue
      New York, New York 10043

Independent Auditors
      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

Legal Counsel
      Mayer, Brown, Rowe & Maw
      1675 Broadway
      New York, New York 10019
1234

PX0381.002.0902(Rev. 10.02)

--------
1 Mr. Motley was elected as Trustee to the Board I Funds effective
  October 10, 2002.
2.  In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under
the plan.
3 Certain waivers also apply to Class M shares of Oppenheimer
Convertible Securities Fund.
4 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
5 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which
Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
6 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the
Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan"
also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
7 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the
Plan for more than one year.
8 This provision does not apply to IRAs.
9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
10 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
11 This provision does not apply to IRAs.
12 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
13 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.